Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document And Entity Information [Abstract]
Document type	8-K
Amendment flag	false
Document Period End Date	Dec 31, 2011
Entity Registrant Name	DCT Industrial Trust Inc.
Entity Central Index key	0001170991

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
ASSETS
Land	$ 647,552		$ 567,152
Buildings and improvements	2,393,346		2,343,835
Intangible lease assets	84,779		93,497
Construction in progress	35,386		32,952
Total investment in properties	3,161,063		3,037,436
Less accumulated depreciation and amortization	(589,314)		(528,705)
Net investment in properties	2,571,749		2,508,731
Investments in and advances to unconsolidated joint ventures	139,278		138,455
Net investment in real estate	2,711,027		2,647,186
Cash and cash equivalents	12,834		17,330
Notes receivable	1,053	[1]	1,222	[1]
Deferred loan costs, net	8,567		5,883
Straight-line rent and other receivables, net of allowance for doubtful accounts of $1,256 and $2,088, respectively	42,349		33,278
Other assets, net	17,468		14,990
Total assets	2,793,298		2,719,889
LIABILITIES AND EQUITY
Accounts payable and accrued expenses	45,785		38,354
Distributions payable	19,057		17,458
Tenant prepaids and security deposits	22,864		20,759
Other liabilities	29,797		12,373
Intangible lease liability, net	18,897		18,748
Line of credit			51,000	[2]
Senior unsecured notes	935,000		735,000
Mortgage notes	317,783		425,359
Total liabilities	1,389,183		1,319,051
Equity:
Preferred stock, $0.01 par value, 50,000,000 shares authorized, none outstanding
Shares-in-trust, $0.01 par value, 100,000,000 shares authorized, none outstanding
Common stock, $0.01 par value, 350,000,000 shares authorized, 245,943,100 and 222,946,676 shares issued and outstanding as of December 31, 2011 and December 31, 2010, respectively	2,459		2,229
Additional paid-in capital	2,018,075		1,898,289
Distributions in excess of earnings	(783,229)		(689,127)
Accumulated other comprehensive loss	(29,336)		(15,289)
Total stockholders' equity	1,207,969		1,196,102
Noncontrolling interests	196,146		204,736
Total equity	1,404,115		1,400,838
Total liabilities and equity	$ 2,793,298		$ 2,719,889

[1]	The fair values of our notes receivable and borrowings were estimated using a discounted cash flow methodology. Credit spreads and market interest rates used to determine the fair value of these instruments are based on unobservable Level 3 inputs which management has determined to be its best estimate of current market values.
[2]	The Company refinanced its $300 million senior unsecured revolving credit facility in June 2011. The new facility expires on June 3, 2015 and bears interest at either 0.65% to 1.35% over prime or 1.65% to 2.35% over LIBOR, per annum at our election, depending upon our leverage ratio. We have issued two letters of credit secured by the senior unsecured credit facility totaling $9.8 million.

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Straight-line rent and other receivables, net of allowance for doubtful accounts	$ 1,256	$ 2,088
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares outstanding	0	0
Shares-in-trust, par value	$ 0.01	$ 0.01
Shares-in-trust, shares authorized	100,000,000	100,000,000
Shares-in-trust, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	350,000,000	350,000,000
Common stock, shares issued	245,943,100	222,946,676
Common stock, shares outstanding	245,943,100	222,946,676

Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES:
Rental revenues	$ 240,105	$ 216,627	$ 219,860
Institutional capital management and other fees	4,291	4,133	2,701
Total revenues	244,396	220,760	222,561
OPERATING EXPENSES:
Rental expenses	32,413	30,725	29,781
Real estate taxes	34,929	33,586	31,910
Real estate related depreciation and amortization	117,611	104,475	99,583
General and administrative	25,925	25,262	29,224
Impairment losses		4,100
Casualty gains	(33)
Total operating expenses	210,845	198,148	190,498
Operating income	33,551	22,612	32,063
OTHER INCOME AND EXPENSE:
Equity in income (loss) of unconsolidated joint ventures, net	(2,556)	(2,986)	2,698
Impairment losses from investments in unconsolidated joint ventures	(1,953)	(216)	(300)
Loss on business combinations		(395)	(10,325)
Interest expense	(63,785)	(56,474)	(52,260)
Interest and other income (expense)	(310)	356	1,916
Income tax expense and other taxes	(144)	(918)	(1,617)
Loss from continuing operations	(35,197)	(38,021)	(27,825)
Income (loss) from discontinued operations	6,354	(5,045)	6,111
Loss before gain on dispositions of real estate interests	(28,843)	(43,066)	(21,714)
Gain on dispositions of real estate interests		13	5
Consolidated net loss of DCT Industrial Trust Inc.	(28,843)	(43,053)	(21,709)
Net loss attributable to noncontrolling interests	3,593	5,223	3,124
Net loss attributable to common stockholders	(25,250)	(37,830)	(18,585)
Distributed and undistributed earnings allocated to participating securities	(443)	(480)	(436)
Adjusted net loss attributable to common stockholders	$ (25,693)	$ (38,310)	$ (19,021)
EARNINGS PER COMMON SHARE - BASIC AND DILUTED:
Loss from continuing operations	$ (0.13)	$ (0.16)	$ (0.13)
Income (loss) from discontinued operations	$ 0.02	$ (0.02)	$ 0.03
Net loss attributable to common stockholders	$ (0.11)	$ (0.18)	$ (0.1)
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING:
Basic and diluted	242,591	212,412	192,900

Consolidated Statement Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Statement of Income and Comprehensive Income [Abstract]
Consolidated net loss of DCT Industrial Trust Inc.	$ (28,843)	$ (43,053)	$ (21,709)
Net unrealized gain on cash flow hedging derivatives	(16,637)	(7,491)	15,980
Realized gains (losses) related to hedging activities	129	2,040	(2,894)
Amortization of cash flow hedging derivatives	970	889	1,072
Other Comprehensive income (loss)	(15,538)	(4,562)	14,158
Comprehensive loss	(44,381)	(47,615)	(7,551)
Comprehensive loss attributable to noncontrolling interests	5,084	5,508	417
Comprehensiveloss attributable to common stockholders	$ (39,297)	$ (42,107)	$ (7,134)

Consolidated Statements Of Stockholders' Equity, Comprehensive Income (Loss) And Noncontrolling Interests (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Additional Paid-In Capital [Member]	Distributions In Excess Of Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Non-Controlling Interests [Member]	Total
Balance, value at Dec. 31, 2008	$ 1,751	$ 1,657,923	$ (513,040)	$ (22,463)	$ 277,329	$ 1,401,500
Balance, shares at Dec. 31, 2008	175,141
Comprehensive income (loss):
Net loss			(18,585)		(3,124)	(21,709)
Other Comprehensive income (loss)				11,451	2,707	14,158
Net unrealized loss on cash flow hedging derivatives						15,980
Realized Gains (Losses) Related To Hedging Activities						(2,894)
Amortization of cash flow hedging derivatives						(1,072)
Comprehensive income (loss)						(7,551)
Issuance of common stock, net of offering costs, value	276	111,112				111,388
Issuance of common stock, net of offering costs, shares	27,600
Issuance of common stock, stock based compensation plans, value	2	477				479
Issuance of common stock, stock based compensation plans, shares	222
Amortization of stock-based compensation		1,926			6,676	8,602
Distributions to common stockholders and noncontrolling interests			(59,462)		(9,377)	(68,839)
Partner contributions from noncontrolling interests					158	158
Purchase of noncontrolling interests		48			(203)	(155)
Redemptions of noncontrolling interests, value	51	46,168			(48,168)	(1,949)
Redemptions of noncontrolling interests, shares	5,083
Balance, value at Dec. 31, 2009	2,080	1,817,654	(591,087)	(11,012)	225,998	1,443,633
Balance, shares at Dec. 31, 2009	208,046
Comprehensive income (loss):
Net loss			(37,830)		(5,223)	(43,053)
Other Comprehensive income (loss)				(4,277)	(285)	(4,562)
Net unrealized loss on cash flow hedging derivatives						(7,491)
Realized Gains (Losses) Related To Hedging Activities						2,040
Amortization of cash flow hedging derivatives						(889)
Comprehensive income (loss)						(47,615)
Issuance of common stock, net of offering costs, value	126	59,873				59,999
Issuance of common stock, net of offering costs, shares	12,571
Issuance of common stock, stock based compensation plans, value	1	76				77
Issuance of common stock, stock based compensation plans, shares	106
Amortization of stock-based compensation		1,479			3,348	4,827
Distributions to common stockholders and noncontrolling interests			(60,210)		(7,672)	(67,882)
Partner contributions from noncontrolling interests					8,801	8,801
Purchase of noncontrolling interests		281			(281)
Redemptions of noncontrolling interests, value	22	18,926			(19,950)	(1,002)
Redemptions of noncontrolling interests, shares	2,224
Balance, value at Dec. 31, 2010	2,229	1,898,289	(689,127)	(15,289)	204,736	1,400,838
Balance, shares at Dec. 31, 2010	222,947
Comprehensive income (loss):
Net loss			(25,250)		(3,593)	(28,843)
Other Comprehensive income (loss)				(14,047)	(1,491)	(15,538)
Net unrealized loss on cash flow hedging derivatives						(16,637)
Realized Gains (Losses) Related To Hedging Activities						129
Amortization of cash flow hedging derivatives						(970)
Comprehensive income (loss)						(44,381)
Issuance of common stock, net of offering costs, value	219	111,369				111,588
Issuance of common stock, net of offering costs, shares	21,850
Issuance of common stock, stock based compensation plans, value	2	(90)				(88)
Issuance of common stock, stock based compensation plans, shares	215
Amortization of stock-based compensation		1,564			2,988	4,552
Distributions to common stockholders and noncontrolling interests			(68,852)		(7,996)	(76,848)
Issuance of noncontrolling interest		(5)			4,885	4,880
Partner contributions from noncontrolling interests					4,632	4,632
Purchase of noncontrolling interests		(191)			(496)	(687)
Redemptions of noncontrolling interests, value	9	7,139			(7,519)	(371)
Redemptions of noncontrolling interests, shares	931
Balance, value at Dec. 31, 2011	$ 2,459	$ 2,018,075	$ (783,229)	$ (29,336)	$ 196,146	$ 1,404,115
Balance, shares at Dec. 31, 2011	245,943

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES:
Consolidated net loss of DCT Industrial Trust Inc.	$ (28,843)	$ (43,053)	$ (21,709)
Adjustments to reconcile consolidated net loss of DCT Industrial Trust Inc. to net cash provided by operating activities:
Real estate related depreciation and amortization	128,989	115,904	111,250
Gain on dispositions of real estate interests	(12,030)	(2,091)	(1,354)
Loss on business combinations		395	10,325
Distributions of earnings from unconsolidated joint ventures	3,267	3,470	3,915
Equity in (income) loss of unconsolidated joint ventures, net	2,556	2,986	(2,698)
Impairment losses	10,160	12,328	981
Stock-based compensation	4,552	4,827	8,602
Casualty gains	(1,298)
Straight-line rent	(9,526)	(5,622)	(1,943)
Other	3,731	5,228	6,636
Changes in operating assets and liabilities:
Other receivables and other assets	(1,197)	(3,572)	(4,261)
Accounts payable, accrued expenses and other liabilities	6,605	202	5
Net cash provided by operating activities	106,966	91,002	109,749
INVESTING ACTIVITIES:
Real estate acquisitions	(200,909)	(88,120)	(14,023)
Capital expenditures and development activities	(76,035)	(58,361)	(46,914)
Refunds (payments) in deferred acquisition costs and deposits	(1,559)	(13)	143
Proceeds from dispositions of real estate investments, net	106,455	19,391	29,008
Investments in unconsolidated joint ventures	(21,991)	(34,425)	(6,425)
Distributions of investments in unconsolidated joint ventures	12,941	565	7,161
Repayment of notes receivable	169	17,862	12,353
Insurance proceeds from casualty reimbursement for capital expenditures	3,813
Other investing activities	(1,191)	4,767	1,024
Net cash used in investing activities	(178,307)	(138,334)	(17,673)
FINANCING ACTIVITIES:
Proceeds from senior unsecured revolving line of credit	260,500	283,000	8,000
Repayments of senior unsecured revolving line of credit	(311,500)	(232,000)	(8,000)
Proceeds from senior unsecured debt	400,000	210,000
Repayments of senior unsecured debt	(200,000)	(100,000)
Proceeds from mortgage debt	20,000	123,000
Principal payments on mortgage debt	(133,898)	(227,830)	(127,925)
Payments of deferred loan costs	(5,028)	(4,423)	(2,188)
Issuance of common stock	111,931	61,303	117,777
Offering costs for issuance of common stock and OP Units	(348)	(1,227)	(5,910)
Redemption of OP Units	(371)	(1,002)	(1,949)
Payments related to settlement of cash flow hedge			(3,630)
Dividends to common stockholders	(67,250)	(59,151)	(58,901)
Distributions to noncontrolling interests	(7,422)	(7,802)	(10,069)
Contributions from noncontrolling interests	231	1,674	158
Net cash provided by (used in) financing activities	66,845	45,542	(92,637)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(4,496)	(1,790)	(561)
CASH AND CASH EQUIVALENTS, beginning of period	17,330	19,120	19,681
CASH AND CASH EQUIVALENTS, end of period	12,834	17,330	19,120
Supplemental Disclosures of Cash Flow Information
Cash paid for interest, net of capitalized interest	58,461	54,532	50,366
Supplemental Disclosures of Non-Cash Activities
Retirement of fully depreciated and amortized assets, net	42,149	29,927	68,013
Assumption of mortgage notes in connection with real estate acquired	7,653	19,556	65,979
Redemptions of OP Units settled in shares of common stock	7,148	19,228	46,218
Issuance of notes receivable in connection with real estate acquisitions			1,050
Contributions of real estate from non-controlling interests	4,401	7,127
Issuance of OP Units in connection with real estate acquisition	$ 4,885

Organization	12 Months Ended
Dec. 31, 2011
Organization [Abstract]
Organization

Note 1 - Organization

DCT Industrial Trust Inc. is a leading industrial real estate company that owns, operates and develops high-quality bulk distribution and light industrial properties in high-volume distribution markets in the U.S. and Mexico. As used herein, "DCT Industrial Trust," "DCT," "the Company," "we," "our" and "us" refer to DCT Industrial Trust Inc. and its consolidated subsidiaries and partnerships except where the context otherwise requires. We were formed as a Maryland corporation in April 2002 and have elected to be treated as a real estate investment trust ("REIT") for United States ("U.S.") federal income tax purposes. We are structured as an umbrella partnership REIT under which substantially all of our current and future business is, and will be, conducted through a majority owned and controlled subsidiary, DCT Industrial Operating Partnership LP (the "operating partnership"), a Delaware limited partnership, for which DCT Industrial Trust Inc. is the sole general partner. We own our properties through our operating partnership and its subsidiaries. As of December 31, 2011, we owned approximately 90.4% of the outstanding equity interests in our operating partnership.

As of December 31, 2011, the Company owned interests in, managed or had under development approximately 75.5 million square feet of properties leased to approximately 900 customers, including:

•	58.1 million square feet comprising 408 consolidated properties owned in our operating portfolio which were 90.6% occupied;

•	17.2 million square feet comprising 52 unconsolidated properties which were 86.3% occupied and one managed-only property operated on behalf of five institutional capital management partners; and

•	0.2 million square feet comprising one consolidated property under redevelopment.

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies

Note 2 - Summary of Significant Accounting Policies

Basis of Presentation

The accompanying Consolidated Financial Statements include the financial position, results of operations and cash flows of the Company, its wholly-owned qualified REIT and taxable REIT subsidiaries, the operating partnership and its consolidated joint ventures, in which it has a controlling interest. Third-party equity interests in the operating partnership and consolidated joint ventures are reflected as noncontrolling interests in the Consolidated Financial Statements. We also have noncontrolling partnership interests in unconsolidated institutional capital management and other joint ventures, which are accounted for under the equity method. All significant intercompany amounts have been eliminated.

All square feet, acres, occupancy, number of properties and number of customers disclosed in the notes to the Consolidated Financial Statements are unaudited.

Principles of Consolidation

We hold interests in both consolidated and unconsolidated joint ventures. All joint ventures over which we have financial and operating control, and variable interest entities ("VIE's") in which we have determined that we are the primary beneficiary, are included in the Consolidated Financial Statements. We use the equity method of accounting for joint ventures over which we do not have a controlling interest or where we do not exercise significant control over major operating and management decisions but where we exercise significant influence and include our share of earnings or losses of these joint ventures in our consolidated net loss.

We analyze our joint ventures in accordance with GAAP to determine whether they are VIE's and, if so, whether we are the primary beneficiary. Our judgment with respect to our level of influence or control over an entity and whether we are the primary beneficiary of a VIE involves consideration of various factors including the form of our ownership interest, our representation on the entity's board of directors, the size of our investment (including loans) and our ability to participate in major decisions. Our ability to correctly assess our influence or control over an entity affects the presentation of these investments in the Consolidated Financial Statements and, consequently, our financial position and results of operations.

Reclassifications

Certain items in our Consolidated Financial Statements for 2011, 2010 and 2009 have been reclassified to conform to the updated financial statement presentation.

Use of Estimates

The preparation of the Consolidated Financial Statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Capitalization of Costs

We capitalize costs directly related to the development, predevelopment, redevelopment or improvement of our investment in real estate, referred to as capital projects and other activities included within this paragraph. Costs associated with our capital projects are capitalized as incurred. If the project is abandoned, these costs are expensed during the period in which the project is abandoned. Costs considered for capitalization include, but are not limited to, construction costs, interest, real estate taxes, insurance and leasing costs, if appropriate. We capitalize indirect costs such as personnel, office, and administrative expenses that are directly related to our projects based on an estimate of the time spent on the development activities. Interest is capitalized based on actual capital expenditures from the period when development or redevelopment commences until the asset is ready for its intended use, at the weighted average borrowing rates during the period. Costs incurred for maintaining and repairing our properties, which do not extend their useful lives, are expensed as incurred.

We also capitalize interest on qualifying investments in unconsolidated joint ventures. Interest is capitalized based on the average capital invested in a venture during the period when development or predevelopment begins until planned principle operations commence, at our weighted average borrowing rates during the period.

Discontinued Operations

We classify certain properties and related assets and liabilities as held for sale when certain criteria are met. At such time, the respective assets and liabilities are presented separately on our Consolidated Balance Sheets. We include liabilities related to assets held for sale that will be transferred in the transaction in "Liabilities related to assets held for sale." Assets held for sale are reported at the lower of carrying value or estimated fair value less estimated costs to sell. The operating results of such properties are presented in "Income (loss) from discontinued operations" in current periods and all comparable periods presented. Depreciation is not recorded on properties held for sale; however, depreciation expense recorded prior to classification as held for sale is included in "Income (loss) from discontinued operations." Gains on sales of real estate assets are recognized if the specific transaction terms and any continuing involvement in the form of management or financial assistance meet the various sale recognition criteria as defined by GAAP. If the criteria are not met, we defer the gain until such time that the criteria for sale recognition have been met. Net gains on sales and any impairment losses associated with assets held for sale are presented in "Income (loss) from discontinued operations" when recognized.

Fair Value

The Financial Accounting Standards Board ("FASB") issued guidance related to accounting for fair value measurements which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Fair value is defined as the exit price or price at which an asset (in its highest and best use) would be sold or liability assumed by an informed market participant in a transaction that is not distressed and is executed in the most advantageous market. This guidance provides a framework of how to determine such measurements on reported balances which are required or permitted to be measured at fair value under existing accounting pronouncements and emphasizes that fair value is a market-based rather than an entity-specific measurement. Therefore, our fair value measurement is determined based on the assumptions that market participants would use to price the asset or liability. As a basis for considering market participant assumptions in fair value measurements, this guidance establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity's own assumptions about market participant assumptions based on the best information available in the circumstances (unobservable inputs classified within Level 3 of the hierarchy).

Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability (other than quoted prices), such as interest rates, foreign exchange rates and yield curves that are observable at commonly quoted intervals, and the contracted sales price for assets held for sale. Level 3 inputs are unobservable inputs for the asset or liability that are typically based on management's own assumptions, as there is little, if any, related observable market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

Investment in Properties

We record the assets, liabilities and noncontrolling interests associated with property acquisitions which qualify as business combinations at their respective acquisition-date fair values which are derived using a market, income or replacement cost approach, or a combination thereof. Acquisition-related costs associated with business combinations are expensed as incurred. As defined by GAAP, a business is an integrated set of activities and assets that is capable of being conducted and managed for the purpose of providing a return in the form of dividends, lower costs or other economic benefits directly to investors or other owners, members or participants. We do not consider acquisitions of land or unoccupied buildings to be business combinations. Rather, these transactions are treated as asset acquisitions and recorded at cost.

The fair value of identifiable tangible assets such as land, building, building and land improvements and tenant improvements is determined on an "as-if-vacant" basis. Management considers Level 3 inputs such as the replacement cost of such assets, appraisals, property condition reports, market data and other related information in determining the fair value of the tangible assets. The difference between the fair value and the face value of debt assumed in connection with an acquisition is recorded as a premium or discount and amortized to "Interest expense" over the life of the debt assumed. The valuation of assumed liabilities is based on the current market rate for similar liabilities. The recorded fair value of intangible lease assets includes Level 3 inputs and represents the value associated with in-place leases which include leasing commissions, legal and other costs, as well as an intangible asset or liability resulting from in-place leases being above or below the market rental rates over the lease term on the date of the acquisition. Intangible lease assets or liabilities are amortized over the reasonably assured lease term of the remaining in-place leases as an adjustment to "Rental revenues" or "Real estate related depreciation and amortization" depending on the nature of the intangible.

We have certain properties which we have acquired or removed from service with the intention to redevelop the property. Buildings under redevelopment require significant construction activities prior to being placed back into service. We generally do not depreciate properties classified as redevelopment until the date that the redevelopment properties are ready for their intended use.

Real estate, including land, building, building and land improvements, tenant improvements, leasehold improvements, leasing costs and intangible lease assets and liabilities are stated at historical cost less accumulated depreciation and amortization, unless circumstances indicate that the cost cannot be recovered, in which case, the carrying value of the property is reduced to estimated fair value.

Depreciation and Useful Lives of Real Estate Assets

Depreciation and amortization are computed on a straight-line basis over the estimated useful lives of the related assets or liabilities. Our ability to assess the useful lives of our real estate assets accurately is critical to the determination of the appropriate amount of depreciation and amortization expense recorded and the carrying values of the underlying assets. Any change to the estimated depreciable lives of these assets would have an impact on the depreciation and amortization expense we recognize.

The following table reflects the standard depreciable lives typically used to compute depreciation and amortization. However, such depreciable lives may be different based on the estimated useful life of such assets or liabilities. The carrying value of assets sold or retired and the related accumulated depreciation and/or amortization is derecognized and the resulting gain or loss, if any, is recorded during the period in which such sale or retirement occurs.

Description	Standard Depreciable Life
Land	Not depreciated
Building	20– 40 years
Building and land improvements	5– 20 years
Tenant improvements	Shorter of lease term or useful life
Leasehold improvements	5– 20 years
Leasing costs	Lease term
Other intangible lease assets	Average term of leases for property
Above/below market rent assets/liabilities	Reasonably assured lease term

Depreciation is not recorded on real estate assets currently held for sale or contribution, in pre-development, or being developed or redeveloped until the building is substantially completed and ready for its intended use, not later than one year from cessation of major construction activity.

Impairment of Properties

Investments in properties classified as held for use are carried at cost and evaluated for impairment at least annually and when events or changes in circumstances indicate that the carrying amounts of these assets may not be fully recoverable. Examples of such changes in circumstances include the point at which we deem a building to be held for sale, our intended hold period changes, or when a building remains vacant significantly longer than expected. For investments in properties that we intend to hold long-term, the recoverability is based on the estimated future undiscounted cash flows. If the asset carrying value is not supported on an undiscounted cash flow basis, the amount of impairment is measured as the difference between the carrying value and the fair value of the asset and is reflected in "Impairment losses" on the Consolidated Statements of Operations. The determination of fair value of real estate assets to be held for use is derived using the discounted cash flow method and involves a number of management assumptions relating to future economic events that could materially affect the determination of the ultimate value, and therefore, the carrying amounts of our real estate. Such assumptions are Level 3 inputs and include, but are not limited to, projected vacancy rates, rental rates, property operating expenses and capital expenditures. The capitalization rate is also a significant driving factor in determining the property valuation and requires management's judgment of factors such as market knowledge, historical experience, lease terms, tenant financial strength, economy, demographics, environment, property location, visibility, age, physical condition and expected return requirements, among other things. The aforementioned factors are taken as a whole by management in determining the valuation of investment property.

The valuation is sensitive to the actual results of any of these uncertain factors, either individually or taken as a whole. Should the actual results differ from management's estimates, the valuation could be negatively affected and may result in additional impairments recorded in the Consolidated Financial Statements.

Investments in properties classified as held for sale are measured at the lower of their carrying amount or fair value (typically, the contracted sales price, a Level 2 input) less costs to sell. Impairment of assets held for sale is a component of "Income (loss) from discontinued operations" in the Consolidated Statements of Operations and is further detailed in Note 15 - Discontinued Operations and Assets Held for Sale.

During the year ended December 31, 2011, we determined our cost was not recoverable on one operating property in the Atlanta market based upon a change in our future estimated hold period. Based on our analysis, the total carrying amount of the property located in our East operating segment was no longer recoverable by the future estimated undiscounted cash flows. Consequently, we recognized an impairment loss of $0.4 million in our consolidated portfolio based on the estimated fair value (see "Fair Value" discussion above).  This property was sold subsequent to December 31, 2011 and consequently, the impairment loss is included within "Income (loss) from discontinued operations" in the Consolidated Statements of Operations and is further detailed in Note 15 – Discontinued Operations and Assets Held for Sale.

In June 2010, we entered into a lease with a purchase option with a third-party on an industrial property located in New Jersey classified as held for use which resulted in a reassessment of the probable hold period of the property. Consequently, we determined that the total carrying amount of the property was no longer recoverable by the future estimated undiscounted cash flows and recognized an impairment loss of $4.6 million based on the estimated fair value. This property was sold subsequent to December 31, 2011 and consequently, the impairment loss is included within "Income (loss) from discontinued operations" in the Consolidated Statements of Operations and is further detailed in Note 15 – Discontinued Operations and Assets Held for Sale.

During the year ended December 31, 2010, we determined our cost was not recoverable on certain land parcels held for future development. Based on our analysis, the total carrying amount of three land parcels located in Baltimore/Washington, Orlando and Atlanta markets were no longer recoverable by the future estimated undiscounted cash flows, as a result of changes in the anticipated timing of the commencement of the development. Consequently, we recognized impairment losses of $4.1 million and $0.2 million on properties in our consolidated portfolio and unconsolidated portfolios, respectively, based on their estimated fair values (see "Fair Value" discussion above).

Investments in and Advances to Unconsolidated Joint Ventures

We account for our investments in and advances to unconsolidated joint ventures under the equity method because we exercise significant influence over, but do not control, these entities. Under the equity method, these investments (including advances to joint ventures) are initially recorded at cost and are subsequently adjusted to reflect our proportionate share of net earnings or losses of each of the joint ventures, distributions received, contributions made and certain other adjustments, as appropriate. Such investments are included in "Investments in and advances to unconsolidated joint ventures" in our Consolidated Balance Sheets. Distributions from these investments that are related to earnings from operations are included as operating activities and distributions that are related to capital transactions are included as investing activities in our Consolidated Statements of Cash Flows.

Investment properties that are contributed to unconsolidated joint ventures are not considered discontinued operations due to our continuing involvement through maintaining an ownership interest in these investment properties and continuing to act as manager of the assets. We recognize any gains from the contribution of investment properties into an unconsolidated joint venture if the recognition criteria have been met and the cash received is not required to be reinvested. Such gains are recognized to the extent of the outside ownership interest in the joint venture in our Consolidated Statements of Operations under the heading of "Gain on dispositions of real estate interests." Any gain related to the remaining proceeds reduces our basis in the investment in the unconsolidated joint venture, and is recognized into earnings over the weighted average life of the related property's real estate assets. We recognize our proportionate share of the ongoing earnings or losses of each unconsolidated joint venture in "Equity in income (loss) of unconsolidated joint ventures, net" in our Consolidated Statements of Operations.

Impairment of Investments in and Advances to Unconsolidated Joint Ventures

We evaluate our investments in unconsolidated entities for impairment whenever events or changes in circumstances indicate that there may be an other-than-temporary decline in value. To do so, we calculate the estimated fair value of the investment using a market, income or replacement cost approach, or combination thereof. The amount of impairment recognized, if any, would be the excess of the investment's carrying amount over its estimated fair value. We consider various factors to determine if a decline in the value of the investment is other-than-temporary. These factors are Level 2 and 3 inputs and include but are not limited to, age of the venture, our intent and ability to retain our investment in the entity, the financial condition and long-term prospects of the entity, expected term of the investment and the relationships with the other joint venture partners and its lenders. If we believe that the decline in the fair value is temporary, no impairment is recorded. The aforementioned factors are taken as a whole by management in determining the valuation of our investment property. Should the actual results differ from management's estimates, the valuation could be negatively affected and may result in a negative impact on the Consolidated Financial Statements. See Note 4 - Investments in and Advances to Unconsolidated Joint Ventures for additional information.

Cash and Cash Equivalents

Cash and cash equivalents include cash held in financial institutions and other highly liquid short-term investments with original maturities of three months or less. We have not realized any losses in our cash and cash equivalents and believe that these short-term instruments are not exposed to any significant credit risk.

Notes Receivable

As of December 31, 2011 and 2010, we had approximately $1.1 million and $1.2 million in notes receivable outstanding with non-affiliates, respectively. The interest rates on notes receivable range from approximately 7.5% to 10%, and the notes mature on dates ranging from June 2012 to June 2017.

Deferred Loan Costs

Deferred loan costs include fees and costs incurred to obtain long-term financing. These fees and costs are amortized to "Interest expense" over the terms of the related loans. Accumulated amortization of deferred loan costs was approximately $3.1 million and $4.2 million as of December 31, 2011 and 2010, respectively. Unamortized deferred loan costs are fully amortized when debt is retired before the maturity. Our interest expense for the years ended December 31, 2011, 2010 and 2009 includes $2.1 million, $2.3 million and $2.3 million for the amortization of loan costs, respectively.

Straight-line Rent and Other Receivables

Straight-line rent and other receivables include all straight line rent and current accounts receivable, net of allowances. We maintain an allowance for estimated losses that may result from the inability of our tenants to make required payments. If a tenant fails to make contractual payments beyond any allowance, we may recognize additional bad debt expense in future periods equal to the net outstanding balances. As of December 31, 2011 and 2010, our allowance for doubtful accounts was $1.3 million and $2.1 million, respectively.

Debt

Debt consists of fixed and variable rate secured mortgage notes, senior unsecured notes and a senior unsecured revolving credit facility. Secured mortgage notes assumed in connection with business combinations includes a premium or discount for the difference between the fair value and face value of assumed notes at the date of acquisition, and is amortized to "Interest expense" over the remaining life of the underlying notes. The aggregated premium balances, net of accumulated amortization, were approximately $2.6 million and $3.6 million as of December 31, 2011 and 2010, respectively.

Derivative Instruments and Hedging Activities

We record derivatives at fair value which are presented on a gross basis in "Other Liabilities" in our Consolidated Balance Sheets. Accounting for changes in the fair value of derivatives depends on the intended use of the derivative and the designation of the derivative, whether we have elected to designate a derivative in a hedging relationship and apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. Derivatives designated and qualifying as a hedge of the exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges. Derivatives designated and qualifying as a hedge of the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Derivatives may also be designated as hedges of the foreign currency exposure of a net investment in a foreign operation. Hedge accounting generally provides for the matching of the timing of gain or loss recognition on the hedging instrument with the recognition of the changes in the fair value of the hedged asset or liability that are attributable to the hedged risk in a fair value hedge or the earnings effect of the hedged forecasted transactions in a cash flow hedge.

Currently, we use interest rate swaps to manage certain interest rate risk. The valuation of these instruments is determined using widely accepted valuation techniques including discounted cash flow analysis on the expected cash flows of each derivative. This analysis reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market-based inputs, including interest rate curves. The fair values of interest rate swaps are determined using the market standard methodology of netting the discounted future fixed cash payments and the discounted expected variable cash receipts. The variable cash receipts are based on an expectation of future interest rates (forward curves) derived from observable market interest rate curves. We incorporate credit valuation adjustments to appropriately reflect both our own nonperformance risk and the respective counterparty's nonperformance risk in the fair value measurements. In adjusting the fair value of our derivative contracts for the effect of nonperformance risk, we have considered the impact of netting and any applicable credit enhancements, such as collateral postings, thresholds, mutual puts and guarantees.

Although we have determined that the majority of the inputs used to value our derivatives fall within Level 2 of the fair value hierarchy, the credit valuation adjustments associated with our derivatives utilize Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by us and our counterparties.

As of December 31, 2011, our hedge was designated as a cash flow hedge. For derivatives designated as "cash flow" hedges, the effective portion of the changes in the fair value of the derivative is initially reported in "Accumulated other comprehensive loss" in our Consolidated Statements of Stockholders' Equity, Accumulated Other Comprehensive Income (Loss) and Noncontrolling Interests (i.e., not included in earnings) and subsequently reclassified into earnings when the hedged transaction affects earnings or the hedging relationship is no longer effective at which time the ineffective portion of the derivative's changes in fair value is recognized directly into earnings. We assess the effectiveness of each hedging relationship whenever financial statements are issued or earnings are reported and at least every three months. We do not use derivatives for trading or speculative purposes.

Our objective in using derivatives is to manage our exposure to interest rate volatility associated with our forecasted debt issuances including refinancing of our fixed-rate debt and certain variable rate borrowings. To accomplish this objective, we primarily use treasury locks, forward-starting swaps and interest rate swaps as part of our cash flow hedging strategy. These derivatives are designed to mitigate the risk of future interest rate fluctuations by providing a future fixed interest rate for a limited, pre-determined period of time.

Our agreements with each of our derivative counterparties contain provisions where if we default on the underlying indebtedness, including defaults where repayment of the indebtedness has not been accelerated by the lender, then we could also be declared in default on our derivative obligations. We also have agreements with our derivative counterparties that incorporate the loan covenant provisions of our indebtedness with lender affiliates of the derivative counterparties. Failure to comply with the loan covenant provisions would cause us to be in default on any derivative instrument obligations covered by the agreements.

Comprehensive Income (Loss)

We report comprehensive income or loss in our Consolidated Statements of Comprehensive Income. Amounts reported in "Other comprehensive income (loss)" related to settled hedging transactions will be amortized to "Interest expense" as the hedged forecasted transactions occur. Any ineffectiveness related to our hedging transactions is reported in our Consolidated Statements of Operations. See Note 6 - Financial Instruments and Hedging Activities for additional information.

Revenue Recognition

We record rental revenues on a straight-line basis under which contractual rent increases are recognized evenly over the full lease term. Certain properties have leases that provide for tenant occupancy during periods where no rent is due or where minimum rent payments change during the term of the lease. Accordingly, we record receivables from tenants that we expect to collect over the remaining lease term rather than currently, which are recorded as a straight-line rent receivable. When we acquire a property, the terms of existing leases are considered to commence as of the acquisition date for the purposes of this calculation. The total increase to "Rental revenues" due to straight-line rent adjustments was approximately $9.2 million, $5.8 million and $1.8 million, respectively, for the years ended December 31, 2011, 2010 and 2009.

Tenant recovery income includes payments and amounts due from tenants pursuant to their leases for real estate taxes, insurance and other recoverable property operating expenses and is recognized as "Rental revenues" during the same period the related expenses are incurred. Tenant recovery income recognized as "Rental revenues" was approximately $46.4 million, $42.6 million and $43.9 million, respectively, for the years ended December 31, 2011, 2010 and 2009.

In connection with property acquisitions qualifying as business combinations, we may acquire leases with rental rates above or below the market rental rates. Such differences are recorded as an intangible lease asset or liability and amortized to "Rental revenues" over the reasonably assured term of the related leases. The unamortized balances of these assets and liabilities associated with the early termination of leases are fully amortized to their respective revenue line items in our Consolidated Statements of Operations on a straight-line basis over the estimated remaining contractual lease term. The total net impact to "Rental revenues" due to the amortization of above and below market rents and accelerated amortization due to early lease terminations was a increase of approximately $0.5 million, a decrease of $0.1 million and a decrease of $0.9 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Future minimum base rental payments, i.e., cash monthly contractual rent, due to us from our tenants under the terms of non-cancelable operating leases in effect as of December 31, 2011 were as follows (in thousands):

Year Ended December 31,	Amount
2012	$178,780
2013	139,904
2014	105,526
2015	77,266
2016	51,872
Thereafter	171,625

Total	$724,973

The schedule does not reflect future rental revenues from the potential renewal or replacement of existing and future leases and excludes tenant recovery income. Additionally, leases where the tenant can terminate the lease with short-term notice are not included.

Early lease termination fees are recorded in "Rental revenues" on a straight-line basis over the estimated remaining contractual lease term or upon collection if collectability is not assured. During the years ended December 31, 2011, 2010 and 2009, early lease termination fees were $0.6 million, $0.7 million and $2.1 million, respectively.

We earn revenues from asset management fees, acquisition fees, property management fees and fees for other services pursuant to joint venture and other agreements. These are included in our Consolidated Statements of Operations in "Institutional capital management and other fees." We recognize revenues from asset management fees, acquisition fees, property management fees and fees for other services when the related fees are earned and are realized or realizable.

Stock-Based Compensation

On October 10, 2006, we established the Long-Term Incentive Plan, as amended, to grant restricted stock, LTIP Units, stock options and other awards to our personnel and directors. Awards granted under this plan are measured at fair value on the grant date and amortized to compensation expense on a straight-line basis over the service period during which the awards fully vest. Such expense is included in "General and administrative" expense in our Consolidated Statements of Operations. Options issued under the Long-Term Incentive Plan are valued using the Black-Scholes option pricing model, which relies on assumptions we make related to the expected term of the options, volatility, dividend yield and risk free interest rate.

Income and Other Taxes

We have elected to be taxed as a REIT, as defined under the Internal Revenue Code of 1986, as amended. As a REIT, we generally will not be subject to U.S. federal income taxes on our net income that is distributed to our stockholders if we distribute at least 90% of our REIT taxable income to our stockholders. REITs are also subject to a number of other organizational and operational requirements. If we fail to qualify as a REIT in any taxable year, our taxable income will be subject to U.S. federal income tax at regular corporate rates (including any applicable alternative minimum tax). Even if we qualify as a REIT, we may be subject to certain U.S. federal, state and local and non-U.S. income taxes. We also will be required to pay a 100% tax on non-arms length transactions between us and our taxable REIT subsidiary ("TRS") and on any net income from gain on property that was held for sale to customers in the ordinary course of business.

Certain of our operations (property management, asset ownership or management, sales of certain assets, etc.) may be conducted through taxable REIT subsidiaries, which are subsidiaries of the operating partnership and each of which we refer to as a TRS. A TRS is a C-corporation for which a REIT and its subsidiary C-corporation have jointly elected for the C-corporation to be a taxable REIT subsidiary of the REIT and therefore is subject to U.S. federal corporate income tax.

For our taxable REIT subsidiaries, deferred income taxes result from temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for U.S federal income tax purposes, as well as interest and loss carryforwards, and are measured using current enacted tax rates and laws that are expected to be in effect when the differences reverse. We reduce deferred tax assets by recording a valuation allowance when we determine based on available evidence that it is more likely than not that the assets will not be realized.

The Company follows FASB issued guidance for accounting for uncertainty in income taxes, which clarifies the accounting and disclosure for uncertainty in tax positions and seeks to reduce the diversity in practice associated with certain aspects of the recognition and measurement related to accounting for income taxes. The Company was subject to the provisions of this guidance as of January 1, 2007, and has analyzed its various federal and state filing positions, including the assertion that the income earned by the Company is not taxable.

The Company recognizes penalties and interest accrued related to unrecognized tax benefits, if any, as income tax expense. To the extent interest and penalties are not assessed with respect to uncertain tax positions, amounts accrued will be reduced and reflected as a reduction of the overall income tax expense. We had no interest expense or penalties related to unrecognized tax benefits for the years ended December 31, 2011, 2010 or 2009. As of December 31, 2011 and 2010, there were no unrecognized tax benefits. We do not anticipate a significant change to the total amount of unrecognized tax benefits within the next 12 months. Our tax returns are subject to examination in various jurisdictions for the calendar years 2007 through 2011.

New Accounting Standards

During the second quarter of 2011, the FASB issued Accounting Standards Update No. 201-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS, which generally aligns the principles for fair value measurements and the related disclosure requirements under US GAAP and International Financial Reporting Standards ("IFRS"). This standard requires new disclosures, with a particular focus on Level 3 measurements, including; quantitative information about the significant unobservable inputs used for all Level 3 measurements; qualitative discussion about the sensitivity of recurring Level 3 measurements to changes in the unobservable inputs disclosed, including the interrelationship between inputs and a description of the company's valuation processes. This standard also requires disclosure of any transfers between Levels 1 and 2 of the fair value hierarchy; information about when the current use of a non-financial asset measured at fair value differs from its highest and best use and the hierarchy classification for items whose fair value is not recorded on the balance sheet but is disclosed in the notes. This standard is effective for interim and annual periods beginning after December 15, 2011. Early application is not permitted. We plan to adopt this standard during the first quarter of 2012 and do not expect that this standard will have a material effect on our Consolidated Financial Statements.

Also during the second quarter of 2011, the FASB issued Accounting Standards Update No. 2011-05, Presentation of Comprehensive Income, which eliminates the option to report other comprehensive income and its components in the statement of changes in stockholders' equity. Entities will have the option to present the components of net income and other comprehensive income either in a single continuous statement or in two separate but consecutive statements. This standard requires retrospective application and is effective for interim and annual periods beginning after December 15, 2011. Early application is permitted. We adopted this standard during the first quarter of 2012 and have presented the components of net income and other comprehensive income in two separate but consecutive statements. The accompanying consolidated financial statements include a consolidated statement of comprehensive income for each of the three years in the period ended December 31, 2011.

Investment In Properties	12 Months Ended
Dec. 31, 2011
Investment In Properties [Abstract]
Investment In Properties

Note 3 - Investment in Properties

Our consolidated investment in properties consist of operating properties, redevelopment properties, properties under development and properties in pre-development including land held for future development or other purposes. The historical cost of our investment in properties was (in thousands):

	December 31, 2011	December 31, 2010
Operating properties	$3,100,172	$2,954,754
Properties under redevelopment	4,284	3,316
Properties under development	9,525	55,698
Properties in pre-development including land held	47,082	23,668

Total Investment in Properties	3,161,063	3,037,436
Less accumulated depreciation and amortization	(589,314)	(528,705)

Net Investment in Properties	$2,571,749	2,508,731

Acquisition Activity

2011 Acquisition Activity

During the year ended December 31, 2011, we acquired 24 buildings comprising 2.8 million square feet and controlling interests in three buildings totaling 0.4 million square feet. The properties are located in the Southern California, New Jersey, Miami, Orlando, Chicago, Phoenix, Atlanta, Denver, Houston, Seattle, Northern California and Chicago markets. These properties and controlling interests were acquired from unrelated third-parties, except as disclosed in Note 12 - Related Party Transactions for a total purchase price of approximately $187.1 million, using proceeds from our equity offering, proceeds from asset sales, proceeds from our private placement of senior unsecured notes, borrowings under our senior unsecured revolving credit facility, proceeds from a nonrecourse mortgage financing, issuance of OP units and existing cash balances. We have consolidated the three properties in which we acquired controlling interests and, as a result, we recorded $196.9 million on our balance sheet, in the aggregate, for these three properties and the 24 other properties that we acquired during the year ended December 31, 2011. This amount included $9.8 million attributable to the noncontrolling interests' share of these three properties. We expensed as incurred acquisition costs of approximately $1.9 million during the year ended December 31, 2011, included in "General and administrative" in our Consolidated Statement of Operations.

2010 Acquisition Activity

During the year ended December 31, 2010, we acquired ten properties comprising 1.0 million square feet and controlling interests in two buildings totaling 0.5 million square feet. These properties are located in the New Jersey, Southern California, Baltimore/Washington D.C., Houston, Chicago and Seattle markets. These properties and controlling interests were acquired from unrelated third-parties, except as disclosed in Note 12 - Related Party Transactions, for a total purchase price of approximately $92.8 million using borrowings under our senior unsecured revolving credit facility, the private placement of our senior unsecured notes and existing cash balances, including those from our equity offering. We have consolidated the two properties in which we acquired controlling interests and, as a result, we recorded $106.8 million on our balance sheet, in the aggregate, for these two properties and the ten other properties that we acquired during the year ended December 31, 2010. This amount included $14.0 million attributable to the noncontrolling interests' share of these two properties. We expensed as incurred acquisition costs of approximately $1.2 million during the year ended December 31, 2010, included in "General and administrative" in our Consolidated Statement of Operations.

Development Activity

2011 Development Activity

During the year ended December 31, 2011, construction was commenced on two projects located in our Baltimore/Washington D.C. and Houston markets. In Baltimore/Washington D.C. we are constructing two buildings which total 0.2 million square feet and are expected to be completed in 2012. In addition, we have entered into a forward purchase commitment for the construction of a 0.3 million square foot building located in the Houston market where construction is expected to be completed in 2012. (See Note 7 - Commitments and Contingencies, for further information related to this forward purchase commitment.) The total costs incurred on these two projects as of December 31, 2011 was $9.6 million.

During the year ended December 31, 2011, we acquired five land parcels which total approximately 102.2 acres located in the Houston, Miami, Cincinnati and Southern California markets. The land parcels were acquired from unrelated third-parties for a total purchase price of $25.7 million, using proceeds from our equity offering, proceeds from asset sales, proceeds from our private placement of senior unsecured notes, borrowings under our senior unsecured revolving credit facility and existing cash balances.

2010 Development Activity

We acquired a 19.3 acre land parcel in Southern California through our 8th and Vineyard joint venture, which is with a related party, for a total purchase price of approximately $4.7 million using borrowings under our senior unsecured revolving credit facility, the private placement of our senior unsecured notes and existing cash balances, including those from our equity offering. (See additional details in Note 12 - Related Party Transactions, related to the 8thand Vineyard joint venture.)

Disposition Activity

2011 Disposition Activity

During the year ended December 31, 2011, we sold 16 operating properties totaling approximately 2.7 million square feet to third-parties. The properties, located in the Minneapolis, Kansas City, Nashville, San Antonio and Charlotte markets were sold for combined gross proceeds of approximately $108.3 million. Seven property sales resulted in gains of approximately $12.0 million. Prior to the closing of the remaining property sales, which was a portfolio sale of nine properties in the Charlotte market, we incurred impairment losses totaling $7.8 million, which represented the difference between the carrying value and the fair value of the assets sold, net of sales costs. All gains and impairments associated with these sales are reflected in "Income (loss) from discontinued operations" in the Consolidated Financial Statements.

2010 Disposition Activity

During the year ended December 31, 2010, we sold eight operating properties totaling approximately 0.5 million square feet to third-parties. The properties, located in the Atlanta, Northern California, Miami, Cincinnati and Phoenix markets were sold for combined gross proceeds of approximately $21.6 million. Two property sales resulted in gains of approximately $2.1 million. Prior to the closing of the remaining property sales, we incurred impairment losses totaling $3.5 million, which represented the difference between the carrying value and the fair value of the assets sold, net of sales costs. All gains and impairments associated with these sales are reflected in "Income (loss) from discontinued operations" in the Consolidated Financial Statements.

Intangible Assets

Aggregate amortization expense for intangible lease assets recognized in connection with property acquisitions (excluding assets and liabilities related to above and below market rents; see Note 2 - Summary of Significant Accounting Policies for additional information) was approximately $11.4 million, $11.0 million and $17.0 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Our intangible lease assets and liabilities included the following as of December 31, 2011 and 2010 (in thousands):

	December 31, 2011			December 31, 2010
	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Other intangible lease assets	$77,692	$(38,549)	$39,143	$83,394	$(42,168)	$41,226
Above market rent	7,087	(5,191)	1,896	10,103	(6,955)	3,148
Below market rent	(26,905)	8,008	(18,897)	(25,043)	6,295	(18,748)

The following table describes the estimated net amortization of such intangible assets and liabilities for the next five years and thereafter. In addition, the table describes the net impact to rental revenues due to the amortization of above and below market rents for the next five years and thereafter (in thousands):

For the Period Ended December 31,	Estimated Net Amortization of Intangible Lease Assets	Estimated Net (Increase) to Rental Revenues Related to Above and Below Market Rents
2012	9,551	(720)
2013	6,348	(1,211)
2014	5,033	(1,061)
2015	3,881	(899)
2016	2,720	(691)
Thereafter	11,610	(12,419)

Total	$39,143	$(17,001)

Casualty Events

In February 2011, a storm caused significant damage to one of our properties in our Nashville market. The property was insured by the tenant in an amount for storms which was sufficient to cover any losses. In April 2011, we received an initial payment from the tenant of approximately $5.0 million for damages related to this casualty. Our cost of repairing the total damages was approximately $5.1 million. The recoveries received for damages were in excess of the sum of our incurred losses of approximately $3.8 million for clean-up costs and the net book value write-off of the damaged property. All contingencies relating to the casualty have been resolved, we have recorded a casualty gain of approximately $1.3 million which was included in "Income (loss) from discontinued Operations" in the Consolidated Statements of Operations during the year ended December 31, 2011, as the property was sold in the fourth quarter of 2011.

Investments In And Advances To Unconsolidated Joint Ventures	12 Months Ended
Dec. 31, 2011
Investments In And Advances To Unconsolidated Joint Ventures [Abstract]
Investments In And Advances To Unconsolidated Joint Ventures

Note 4 - Investments in and Advances to Unconsolidated Joint Ventures

We enter into joint ventures primarily for purposes of developing industrial real estate and to establish funds or other commingled investment vehicles with institutional partners. Our investments in these joint ventures are included in "Investments in and advances to unconsolidated joint ventures" in our Consolidated Balance Sheets. The following describes our unconsolidated joint ventures as of December 31, 2011 and 2010.

Unconsolidated Joint Ventures	DCT Ownership Percentage as of December 31, 2011	Number of Buildings	Unconsolidated Net Equity Investment as of
			December 31, 2011	December 31, 2010
			(in thousands)
Institutional Funds:
DCT/SPF Industrial Operating LLC	20%	14	$45,510	$47,243
TRT-DCT Venture I	4.4%	13	548	774
TRT-DCT Venture II(3)	11.4%	5	2,172	2,437
TRT-DCT Venture III(3)	10%	5	1,491	1,594
DCT Fund I LLC	20%	6	(313)	376

Total Institutional Funds		43	49,408	52,424
Other:
Stirling Capital Investments (SCLA)(1)	50%	6	58,629	45,313
IDI/DCT, LLC(2) (3)	50%	3	28,240	37,721
IDI/DCT Buford, LLC (land only)	75%	—	3,001	2,997

Total Other		9	89,870	86,031

Total		52	$139,278	$138,455

(1)	Although we contributed 100% of the initial cash equity capital required by the venture, our partners retain certain participation rights in the venture's available cash flows.
(2)	See discussion of impairment recorded on our investment in this unconsolidated joint venture during 2011 below.
(3)

During 2011, our unconsolidated joint ventures completed dispositions of three properties in Cincinnati, Kansas City and Northern California for gross proceeds, net of joint venture partners' interest, of $13.8 million. We recognized deferred gains upon disposition of these properties totaling $0.7 million.

Institutional Capital Management Joint Ventures

DCT/SPF Industrial Operating LLC

During 2007, we entered into a joint venture agreement with Industrial Acquisition LLC ("JP Morgan"), an entity advised by JPMorgan Asset Management, to form DCT/SPF Industrial Operating LLC ("JP Morgan Venture") that owns and operates industrial properties located in the United States. Our actual ownership percentage may vary depending on amounts of capital contributed and the timing of contributions and distributions. As of December 31, 2011 our ownership interest is 20.0%. As a result of our contribution of properties into the JP Morgan Venture in 2007, we have deferred gains of $3.1 million as of December 31, 2011, which will be recognized through earnings over the weighted average life of the related properties, or upon disposition of the properties to a third-party.

TRT-DCT Industrial Joint Ventures I, II and III

We entered into our first joint venture agreement with Dividend Capital Total Realty Trust Inc. ("DCTRT") TRT-DCT Venture I on September 1, 2006 that owns and operates industrial properties located in the United States. Our actual ownership percentage may vary depending on amounts of capital contributed and the timing of contributions and distributions. As of December 31, 2011 our ownership interest is 4.4%. As a result of our contribution of properties into TRT-DCT Venture I in 2006, we have deferred gains of $0.4 million as of December 31, 2011, which will be recognized through earnings over the weighted average life of the related properties, or upon disposition of the properties to a third-party. No further assets are planned to be acquired by the joint venture.

We formed our second joint venture agreement with DCTRT, TRT-DCT Industrial Joint Venture II G.P. ("TRT-DCT Venture II"), on March 27, 2007, that owns and operates industrial properties located in the United States. Our actual ownership percentage may vary depending on amounts of capital contributed and the timing of contributions and distributions. As of December 31, 2011 our ownership interest is 11.4%. As a result of our contribution of properties into TRT-DCT Venture II in 2007, we have deferred gains of $0.6 million as of December 31, 2011, which will be recognized through earnings over the weighted average life of the related properties, or upon disposition of the properties to a third-party.

We formed our third joint venture agreement with DCTRT, TRT-DCT Industrial Joint Venture III, G.P. ("TRT-DCT Venture III"), on September 9, 2008, that owns and operates industrial properties located in the United States. TRT-DCT Venture III is also structured and funded in a manner similar to TRT-DCT Venture I. Our actual ownership percentage may vary depending on amounts of capital contributed and the timing of contributions and distributions. As of December 31, 2011 our ownership interest is 10.0%.

DCT Fund I LLC

On February 21, 2006, we entered into a joint venture with affiliates of Boubyan Bank of Kuwait ("BBK"), an unrelated third-party, to create an institutional fund, DCT Fund I LLC ("Fund I"), that owns and operates industrial properties located in the United States. Our actual ownership percentage may vary depending on amounts of capital contributed and the timing of contributions and distributions. Our actual ownership percentage may vary depending on amounts of capital contributed and the timing of contributions and distributions. As of December 31, 2011 our ownership interest is 20.0%. As a result of our contribution of properties into Fund I in 2006, we have deferred gains of $1.6 million as of December 31, 2011, which will be recognized through earnings over the weighted average life of the related properties, or upon disposition of the properties to a third-party.

Development Projects in Unconsolidated Joint Ventures

SCLA

During 2006, we entered into a joint venture agreement with Stirling Airports International, LLC, or Stirling, an unrelated third-party, to be the master developer of up to 4,350 acres in Victorville, California, part of the Inland Empire submarket in Southern California. The development project is located at the former George Air Force Base which closed in 1992 and is now known as Southern California Logistics Airport ("SCLA"). We refer to this joint venture as the SCLA joint venture. Stirling entered into two master development agreements which gave it certain rights to be the exclusive developer of the SCLA development project through 2019 (including only certain extensions) and assigned these rights to the SCLA joint venture upon the closing of the venture. While our exact share of the equity interests in the SCLA joint venture will depend on the amount of capital we contribute and the timing of contributions and distributions, the SCLA joint venture contemplates an equal sharing between us and Stirling of residual profits and cash flows after all priority distributions. As of December 31, 2011, the SCLA joint venture had six operating buildings comprised of 2.0 million square feet which were 95.4% occupied and an additional 209 acres of land available for development.

IDI/DCT, LLC

During 2007, we entered into a joint venture agreement with Industrial Developments International, Inc. ("IDI"), an unrelated third-party developer, to acquire approximately 113 acres of land to develop four distribution buildings comprising approximately 1.9 million square feet in the Savannah, GA, Nashville, TN, Chicago, IL, and Stockton, CA markets. DCT has the right of first offer to buy each of the projects and the buildings are operating.

In December of 2010, DCT and IDI entered into an amendment to the LLC agreement and made additional capital contributions of $6.0 million each to reduce the overall debt to equity ratio of IDI/DCT, LLC. Simultaneously, DCT made an additional capital contribution of $24.2 million to pay down our proportionate share of the outstanding debt and accrued interest to zero. At the same time, IDI/DCT, LLC refinanced the remaining $24.1 million of debt, and IDI's parent guaranteed this debt, including future interest and principal payments.

In June 2011, the joint venture entered into a sale agreement with a third-party for one of its four buildings, which closed in August 2011. As a result of the contracted sales price less costs to sell being lower than the carrying amount of the related real estate assets, the joint venture recognized an impairment loss. Our portion of the impairment loss was approximately $2.0 million, which is included in "Impairment losses from unconsolidated joint ventures" in our Consolidated Statement of Operations for the year ended December 31, 2011.

IDI/DCT Buford, LLC

During 2008, we entered into a joint venture agreement with IDI to form IDI/DCT Buford, LLC. This joint venture was funded for the purpose of developing four distribution buildings comprised of approximately 0.6 million square feet in Atlanta, Georgia on approximately 47 acres contributed to the joint venture by DCT. During the year ended December 31, 2010, we recognized impairment on our investment in the joint venture of $0.2 million as a result of the anticipated timing of the commencement of the development (see further discussion of the land impairment in Note 2—Summary of Significant Accounting Policies).

The following table provides unaudited selected combined financial information for unconsolidated joint ventures as of and for the years ended December 31, 2011, 2010 and 2009 (in thousands).

	2011	2010	2009
Real estate, net of accumulated depreciation	$739,373	$801,048	$828,452
Total assets	$765,427	$824,188	$849,645
Secured notes payable	$290,983	$317,143	$355,840
Total liabilities	$368,018	$391,647	$431,879
Partners' capital	$397,409	$432,541	$417,766
Rental revenues	$62,971	$64,322	$68,180
Operating expenses	$16,270	$16,559	$17,662
Depreciation expense	$33,769	$33,003	$37,370
Interest expense	$20,754	$20,591	$19,706
Net income (loss)	$(12,767)	$(8,285)	$1,317

Our aggregate investment in these partnerships at December 31, 2011 and 2010 of $139.3 million and $138.5 million, respectively, exceeds our share of the underlying equity in net assets of our joint ventures by approximately $16.7 million and $15.8 million, respectively, primarily due to capitalized interest and other costs incurred in connection with the ventures.

Guarantees

There are no lines of credit or side agreements related to, or between, our unconsolidated joint ventures and us, and there are no derivative financial instruments between our unconsolidated joint ventures and us. In addition, we believe we have no material exposure to financial guarantees.

Outstanding Indebtedness	12 Months Ended
Dec. 31, 2011
Outstanding Indebtedness [Abstract]
Outstanding Indebtedness

Note 5—Outstanding Indebtedness

As of December 31, 2011, our outstanding indebtedness of approximately $1.3 billion consisted of mortgage notes and senior unsecured notes, excluding $61.7 million representing our proportionate share of debt associated with unconsolidated joint ventures. As of December 31, 2010, our outstanding indebtedness consisted of mortgage notes, senior unsecured notes and a senior unsecured revolving credit facility and totaled approximately $1.2 billion, excluding $62.3 million representing our proportionate share of debt associated with unconsolidated joint ventures.

As of December 31, 2011, the gross book value of our consolidated properties was approximately $3.2 billion and the gross book value of all properties securing our mortgage debt was approximately $0.7 billion. As of December 31, 2010, the total gross book value of our consolidated properties was approximately $3.0 billion and the gross book value of all properties securing our mortgage debt was approximately $1.0 billion. Our debt has various covenants with which we were in compliance as of December 31, 2011 and 2010.

Our outstanding indebtedness as of December 31, 2011 is summarized below (dollars in thousands).

	Interest Rate(1)	Maturity Date	Outstanding Balance as of December 31,

			2011	2010
Senior Unsecured Notes:
5 year, fixed rate(2)	5.53%	April 2011	$—	$50,000
2 year, variable rate	1.91%	June 2011	—	200,000
5 year, fixed rate	6.11%	June 2013	175,000	175,000
8 year, fixed rate(2)	5.68%	January 2014	50,000	50,000
3 year, variable rate(3)	2.63%	June 2015	175,000	—
9 year, fixed rate	5.43%	April 2020	50,000	—
10 year, fixed rate(2)	5.77%	April 2016	50,000	50,000
Private Placement 5 year, fixed rate	5.63%	June 2015	40,000	40,000
Private Placement 7 year, fixed rate	6.31%	June 2017	51,000	51,000
Private Placement 8 year, fixed rate	6.52%	June 2018	41,500	41,500
Private Placement 11 year, fixed rate	6.95%	June 2021	77,500	77,500
2011 Private Placement 5 year, fixed rate	4.02%	August 2016	49,000	—
2011 Private Placement 7 year, fixed rate	4.69%	August 2018	40,000	—
2011 Private Placement 8 year, fixed rate	4.97%	August 2019	46,000	—
2011 Private Placement 10 year, fixed rate	5.42%	August 2021	15,000	—
2011 Private Placement 11 year, fixed rate	5.50%	August 2022	40,000	—
2011 Private Placement 12 year, fixed rate	5.57%	August 2023	35,000	—
Mortgage Notes:
Variable:
Cabot	1.46%	October 2011	—	25,237
Fixed:
7 year, fixed rate	5.00%	March 2011	—	35,686
Kennedy Drive	7.55%	April 2011	—	3,786
Memphis Distriplex	6.79%	July 2011	—	4,283
Business Center	7.48%	August 2011	—	3,681
Cabot	4.79%	October 2011	—	13,507
Cabot	4.92%	October 2011	—	37,043
Roosevelt Distribution Center.	7.11%	December 2011	—	1,961
Baltimore-Washington	6.25%	September 2012	24,480	24,999
Willowbrook	6.84%	September 2012	7,570	7,726
Greens Crossing	6.44%	October 2012	6,329	6,505
Mid South Logistics Center	6.40%	November 2012	11,641	11,859
Louisville Logistics Center	6.04%	January 2013	5,120	5,464
111 Lake Drive.	5.79%	April 2013	4,981	5,073
Binney & Smith Distribution Center	6.97%	June 2013	7,058	7,968
8 year, fixed rate	4.97%	October 2013	16,776	17,283
Shelby 5	5.69%	December 2013	6,055	6,436
1700 Desoto	6.00%	April 2014	3,407	—
10 year, fixed rate(2)	5.31%	January 2015	47,539	48,952
Shelby 4	7.40%	December 2017	859	979
Miami Commerce Center	6.91%	October 2018	3,928	4,406
Cabot	6.17%	March 2019	51,814	52,477
Cabot	6.11%	February 2020	68,339	69,230
Rollins Road	4.25%	December 2021	19,962	—
Haven A	7.29%	October 2022	8,845	9,410
Shelby 19	6.72%	November 2022	9,444	10,065
6th & Rochester	4.96%	August 2023	3,630	—
Mohawk	5.75%	August 2025	7,415	7,793

Weighted Avg./Totals(4)	5.36%		1,250,192	1,156,809
Premiums/Discounts, Net of Amortization(5)	N/A		2,591	3,550

Total Senior Unsecured Notes and Mortgage Notes	N/A		1,252,783	1,160,359
Senior Unsecured Revolving Credit Facility(6)	2.38%	June 2015	—	51,000

Total Carrying Value of Debt	N/A		$1,252,783	$1,211,359

Fixed Rate Debt(4)	5.81%		$1,075,192	$931,572
Premiums/Discounts, Net of Amortization (5)	N/A		2,591	3,550
Variable Rate Debt(4)	2.63%		175,000	276,237

Total Carrying Value of Debt	N/A		$1,252,783	$1,211,359

(footnotes on following page)

(footnotes to previous page)

(1)	Interest rates for fixed rate debt are stated rates. Interest rates for variable rate debt are the interest rate charged as of the last payment in 2011.
(2)	We assigned certain derivative instruments to these notes and the fair value of these derivative instruments are amortized to interest expense over the life of the assigned notes.
(3)	The $175.0 million term loan agreement bears interest at either 0.80% to 1.65% over prime or 1.80% to 2.65% over LIBOR, per annum at our election, depending upon our leverage ratio.
(4)	Weighted average interest rates are based upon outstanding balances as of December 31, 2011.
(5)

Certain mortgages were assumed in conjunction with the acquisition of properties and the difference between the fair value and the face value of these notes at the date of acquisition is reflected as a premium or discount which are amortized to interest expense over the remaining life of the underlying note.

(6)

The Company refinanced its $300 million senior unsecured revolving credit facility in June 2011. The new facility expires on June 3, 2015 and bears interest at either 0.65% to 1.35% over prime or 1.65% to 2.35% over LIBOR, per annum at our election, depending upon our leverage ratio. We have issued two letters of credit secured by the senior unsecured credit facility totaling $9.8 million.

Debt Payoffs, Refinancing and Issuance

During the year ended December 31, 2011, we retired $124.7 million of maturing mortgage notes which were repaid using proceeds from the Company's senior unsecured revolving credit facility and with proceeds from our senior unsecured notes issued through a private placement discussed below.

In April 2011, we refinanced $50.0 million of maturing senior unsecured notes. The new fixed-rate notes bear interest of 5.43%, mature in April 2020 and require quarterly interest payments.

On June 3, 2011, we entered into a term loan agreement with a syndicate of 12 banks, pursuant to which we borrowed $175.0 million through a senior unsecured loan. The term loan is scheduled to mature on June 3, 2015 and may be prepaid in whole or in part at any time. The term loan agreement provides for a variable interest rate based on either the base rate under the agreement or LIBOR, at our election, plus a margin that is initially based on our leverage ratio. The margins on base rate loans initially may range from 0.80% to 1.65% per annum, and the margins on LIBOR-based loans may range from 1.80% to 2.65% per annum. This loan agreement has various covenants with which we are in compliance as of December 31, 2011. We used the term loan, together with proceeds from a draw under our senior unsecured revolving credit facility, to repay our unsecured term loan that was scheduled to mature on June 6, 2011.

On August 1, 2011 we issued $225.0 million of new fixed rate, senior unsecured notes through a private placement. These senior unsecured notes have a weighted average maturity of 8.5 years and a weighted average interest rate of 4.93%. The notes have maturities of 5, 7, 8, 10, 11 or 12 years. Proceeds from these notes were used to repay outstanding indebtedness and for general corporate purposes.

On November 4, 2011, we issued a non-recourse mortgage note for $20.0 million in connection with a property acquisition. The note bears interest of 4.25%, requires monthly payments of principal and interest and matures in December 2021.

In January 2010, we repaid approximately $42.0 million of $112.0 million of debt previously scheduled to mature in 2012. The remaining balance of approximately $70.0 million was refinanced at a fixed rate of 6.11% with a new maturity of 2020 and mortgages on five properties were released. In February 2010, we repaid approximately $49.9 million of $102.9 million of debt previously scheduled to mature in 2011. The remaining balance of approximately $53.0 million was refinanced at a fixed rate of 6.17% with a new maturity of 2019 and mortgages on 11 properties were released. The debt repayments were funded using borrowings under our senior unsecured revolving credit facility and cash flows from operations. These transactions were treated as debt modifications pursuant to GAAP.

On June 6, 2010, we repaid $100.0 million of our senior unsecured term loan using funds borrowed on our senior unsecured revolving credit facility and extended the maturity on the remaining $200 million balance for one year. The $200 million term loan has a new interest rate based on LIBOR plus 1.25% to 1.80% or at prime, at our election and was treated as a debt modification pursuant to GAAP.

On June 22, 2010, we issued $210.0 million of fixed rate, senior unsecured notes to a group of 12 investors in a private placement offering. These notes were issued with a weighted average term of 8.3 years, include five, seven, eight and 11 year maturities and have a weighted average interest rate of approximately 6.46%. Proceeds from the transaction were used to repay amounts outstanding on our senior unsecured revolving credit facility.

Debt Assumptions

During the year ended December 31, 2011, we assumed two non-recourse mortgage notes with outstanding balances of approximately $3.9 million and $3.4 million, respectively, in connection with two property acquisitions. The assumed notes bear interest at 4.96% and 6.0%, respectively, and require monthly payments of principal and interest. The notes mature in August 2023 and April 2014, respectively.

During the year ended December 31, 2010, we assumed secured, non-recourse notes with outstanding balances totaling approximately $19.6 million in connection with three property acquisitions. These assumed notes bear interest at fixed rates ranging from 7.29% to 7.55% and require monthly payments of principal and interest. The maturity dates of the assumed notes range from April 2011 to October 2022. In accordance with GAAP, the difference between the fair value and face value of these assumed notes at the date of acquisition resulted in a premium of approximately $1.5 million, which is amortized to interest expense over the remaining life of the underlying notes.

For the years ended December 31, 2011, 2010 and 2009, the amortization of all premiums/discounts resulted in a reduction of interest expense of approximately $1.0 million, $0.9 million and $0.8 million, respectively.

Line of Credit

On June 3, 2011 we entered in an amendment to extend the maturity date of our $300.0 million senior unsecured revolving credit facility from August 19, 2013 until June 3, 2015. This amendment also increased the number of banks included on the facility from nine to twelve and reduced the interest rate payable to either 0.65% to 1.35% over prime or 1.65% to 2.35% over LIBOR, per annum at our election, depending upon the Company's leverage ratio. The amendment also provides us the ability, from time to time, to extend the size of the facility by up to an additional $200.0 million, to a total of $500.0 million, subject to receipt of lender commitments and other conditions. We incurred a total of approximately $2.1 million in fees paid to the creditor and third-party costs which have been deferred and will be amortized over the life of the new credit facility. Proceeds from draws on the line have been used to pay off mortgage notes and senior unsecured notes as they became due, to finance our property acquisitions and for general corporate purposes including payment of distributions. See Note 3 - Investment in Properties for further detail related to our property acquisitions.

As of December 31, 2011 we had no balance outstanding on our senior unsecured revolving credit facility; however we have issued two letters of credit secured by the senior unsecured revolving credit facility totaling $9.8 million. As of December 31, 2010, we had $51.0 million outstanding on our senior unsecured revolving credit facility.

Capitalized Interest

During the years ended December 31, 2011, 2010 and 2009, we incurred interest expense of approximately $64.3 million, $57.0 million and $52.9 million, respectively, including amounts from discontinued operations. We capitalized approximately $2.7 million, $2.2 million and $6.1 million of interest in 2011, 2010 and 2009, respectively, associated with certain development and redevelopment, and other construction activities.

Debt Maturities

The following table sets forth the scheduled maturities of our debt and regularly scheduled principal amortization, excluding unamortized premiums, as of December 31, 2011 (amounts in thousands).

Year	Senior Unsecured Notes	Mortgage Notes	Unsecured Credit Facility	Total
2012	$—	$57,659	$—	$57,659
2013	175,000	44,295	—	219,295
2014	50,000	9,975	—	59,975
2015	215,000	48,343	—	263,343
2016	99,000	5,724	—	104,724
Thereafter	396,000	149,196	—	545,196

Total	$935,000	$315,192	$—	$1,250,192

Financial Instruments And Hedging Activities	12 Months Ended
Dec. 31, 2011
Financial Instruments And Hedging Activities [Abstract]
Financial Instruments And Hedging Activities

Note 6 - Financial Instruments and Hedging Activities

Fair Value of Financial Instruments

As of December 31, 2011 and 2010, the fair values of cash and cash equivalents, restricted cash held in escrow, accounts receivable and accounts payable approximated their carrying values because of the short-term nature of these instruments. The estimated fair values of other financial instruments subject to fair value disclosures were determined based on available market information and valuation methodologies we believe to be appropriate for these purposes. Considerable judgment and a high degree of subjectivity are involved in developing these estimates. These are our best estimates; however, they may differ from the actual amounts that we could realize upon disposition. The following table summarizes these financial instruments (in thousands).

	Balances as of December 31, 2011		Balances as of December 31, 2010
	Carrying Amounts	Estimated Fair Value	Carrying Amounts	Estimated Fair Value
Notes receivable(1)	$1,053	$1,058	$1,222	$1,423
Borrowings(1):
Senior unsecured revolving credit facility	$—	$—	$51,000	$51,000
Fixed rate debt(2)	$1,077,783	$1,218,321	$935,122	$977,258
Variable rate debt	$175,000	$174,979	$225,237	$224,304
Interest rate contracts:
Interest rate swaps(3)	$(26,746)	$(26,746)	$(10,109)	$(10,109)

(1)

The fair values of our notes receivable and borrowings were estimated using a discounted cash flow methodology. Credit spreads and market interest rates used to determine the fair value of these instruments are based on unobservable Level 3 inputs which management has determined to be its best estimate of current market values.

(2)

The carrying amount of our fixed rate debt includes premiums and discounts as a result of the difference between the fair value and face value of debt assumed in connection with our acquisition activities.

(3)

The fair value of our interest rate swap is determined using the market standard methodology of netting the discounted future fixed cash flows and the discounted expected variable cash flows based on an expectation of future interest rates derived from Level 2 observable market interest rate curves. We also incorporate a credit valuation adjustment, which is derived using unobservable Level 3 inputs, to appropriately reflect both our nonperformance risk and the respective counterparty's nonperformance risk in the fair value measurement. For further discussion on the fair value of our interest rate swap, see Note 2—Significant Accounting Policies.

The following table displays a reconciliation of liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2011 and 2010. During the same periods, we had no assets measured at fair value on a recurring basis. The table also displays gains and losses due to changes in fair value, including both realized and unrealized, recognized in the Consolidated Statements of Operations for Level 3 liabilities. When assets and liabilities are transferred between levels, we recognize the transfer at the beginning of the period.

	For the Year Ended December 31,
	2011	2010
Level 3 Liabilities:	(in thousands)
Interest Rate Swaps:
Beginning balance at January 1	$(10,109)	$(4,070)
Net unrealized loss included in accumulated other comprehensive loss	(16,637)	(7,358)
Realized losses (effective portion) recognized in interest expense	—	1,319

Ending balance at December 31	$(26,746)	$(10,109)

Hedging Activities

To manage interest rate risk for variable rate debt and issuances of fixed rate debt, we primarily use treasury locks and interest rate swaps as part of our cash flow hedging strategy. These derivatives are designed to mitigate the risk of future interest rate increases by providing a fixed interest rate for a limited, pre-determined period of time. During 2011, such derivatives have been used to hedge the variability in existing and future interest expense associated with existing variable rate borrowings and forecasted issuances of debt, which may include the issuances of new debt, as well as refinancing of existing debt upon maturity.

As of December 31, 2011, we had one forward-starting swap in place to hedge the variability of future cash flows associated with forecasted issuances of debt. This derivative has a notional value of $90.0 million, a LIBOR based swap strike rate of 5.43%, an effective date of June 2012 and a maturity date of September 2012. The associated counterparty is PNC Bank, NA.

We measure our derivative at fair value, which was a liability of approximately $26.7 million and $10.1 million as of December 31, 2011 and 2010, respectively, included in "Other liabilities" in our Consolidated Balance Sheets. The fair value of the derivative was determined using Level 2 and 3 inputs. The effective portion of changes in the fair value of derivatives designated and that qualify as cash flow hedges is recorded in "Accumulated other comprehensive loss" and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings and is recorded as "Interest and other income" in our Consolidated Statements of Operations. During the years ended December 31, 2011, 2010 and 2009, we recorded no ineffectiveness.

During the years ended December 31, 2011 and 2010, we recorded approximately $16.6 million and $7.4 million, respectively, of net unrealized losses, including the noncontrolling interests' portions of $1.6 million and $0.8 million, respectively, in "Accumulated other comprehensive loss" as a result of the change in fair value of our outstanding hedges. As of December 31, 2011 and 2010, the "Accumulated other comprehensive loss" balances pertaining to the hedges were losses of approximately $32.6 million and $17.0 million, respectively, including the noncontrolling interests' portion.

Amounts reported in "Accumulated other comprehensive loss" related to derivatives will be amortized to "Interest expense" as interest payments are made on our current debt and anticipated debt issuances. During the next 12 months, we estimate that approximately $2.6 million will be reclassified from "Accumulated other comprehensive loss" to "Interest expense" resulting in an increase in such expense.

Commitments And Contingencies	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Commitments And Contingencies

Note 7 - Commitments and Contingencies

Forward Purchase Commitment

In August 2011, we entered into a forward purchase commitment with an unrelated third-party developer to acquire a newly constructed industrial facility totaling approximately 267,000 square feet in the Houston market. The forward purchase commitment allows us to acquire the building and related land upon completion of construction, subject to a variety of conditions including the building complying with approved drawings and specifications. The purchase price of $12.4 million includes estimates for allowances for tenant improvements and leasing commissions. The closing under the forward purchase commitment is expected in mid 2012. We made two deposits on the project; the first was in cash totaling $1.0 million and the second was in the form of an unconditional standby letter of credit totaling $3.3 million. The cash deposit and letter of credit will be applied towards the purchase price at closing in accordance with the agreement.

Legal Matters

We are a party to various legal actions and administrative proceedings arising in the ordinary course of business, some of which may be covered by liability insurance, and none of which we expect to have a material adverse effect on our consolidated financial condition or results of operations.

Operating Leases

We are obligated under non-cancelable office space, ground and equipment operating leases. Approximate minimum annual rentals under operating leases are as follows (in thousands):

Year Ended December 31:	Operating Leases	Ground Leases
2012	$656	$474
2013	636	474
2014	638	489
2015	560	544
2016	435	544
Thereafter	30	11,208

Total	$2,955	$13,733

Substantially all of the office space and equipment subject to the operating leases described above are for the use at our corporate and regional offices. Rent expense recognized was approximately $1.1 million, $1.2 million and $0.9 million during the years ended December 31, 2011, 2010 and 2009, respectively.

Noncontrolling Interests	12 Months Ended
Dec. 31, 2011
Noncontrolling Interests [Abstract]
Noncontrolling Interests

Note 8 - Noncontrolling Interests

Noncontrolling interests are the portion of equity, or net assets, in a subsidiary not attributable, directly or indirectly, to a parent. Our noncontrolling interests primarily represent limited partnership interests in our operating partnership and equity interests held by third-party partners in our consolidated real estate joint ventures. Our noncontrolling interests held by third-party partners in our consolidated joint ventures totaled $11.7 million and $9.2 million as of December 31, 2011 and 2010, respectively.

Noncontrolling interests representing interests in our operating partnership include preferred shares in our Mexico REIT and Cabot REIT, OP Units and LTIP units which are classified as permanent equity in accordance with GAAP and are included in "Noncontrolling interests" in our Consolidated Balance Sheets.

OP Units

As of December 31, 2011 and 2010, we owned approximately 90% of the outstanding equity interests of our operating partnership. Upon redemption by the unitholder, we have the option of redeeming the OP Units with cash or with shares of our common stock on a one-for-one basis, subject to adjustment.

During November 2011, we issued approximately 1.0 million OP units, at a price of $5.20 per share, representing a portion of the purchase price in connection with a property acquisition in the Northern California market.

During the year ended December 31, 2011, 1.0 million OP Units were redeemed for approximately $0.3 million in cash and 0.9 million shares of common stock. As of December 31, 2011, there was a total of 25.1 million OP Units outstanding with a redemption value of approximately $128.5 million based on the closing price of our common stock on December 31, 2011, all of which were redeemable for cash or stock, at our election.

During the year ended December 31, 2010, 2.4 million OP Units were redeemed for approximately $1.0 million in cash and 2.2 million shares of common stock. As of December 31, 2010, there was a total of 25.0 million OP Units outstanding with a redemption value of approximately $132.9 million based on the closing price of our common stock on December 31, 2010.

LTIP Units

We may grant limited partnership interests in our operating partnership called LTIP Units. LTIP Units, which we grant either as free-standing awards or together with other awards under our Long-Term Incentive Plan, are valued by reference to the value of our common stock, and are subject to such conditions and restrictions as our compensation committee may determine, including continued employment or service, computation of financial metrics and/or achievement of pre-established performance goals and objectives. During the years ended December 31, 2011 and 2010, we granted 0.6 million and 0.6 million LTIP Units, respectively, to certain officers and senior executives. The total fair value of these LTIP Units on the date of grant was $3.0 million and $3.0 million, respectively.

During the years ended December 31, 2011 and 2010, 0.1 million and 0.3 million vested LTIP Units, were redeemed on a one-for-one basis into OP Units, respectively. As of December 31, 2011 and 2010, 1.9 million and 1.6 million LTIP Units were outstanding, respectively, of which 0.9 million and 0.3 million were vested, respectively. Our LTIP unit grants are further discussed in Note 11—Equity Based Compensation.

The following table illustrates the noncontrolling interests' share of our consolidated net income (loss) during the years ended December 31, 2011, 2010 and 2009 (in thousands).

	For the Years Ended December 31,
	2011	2010	2009
Noncontrolling interests' share of loss from continuing operations	$4,192	$4,665	$3,894
Noncontrolling interests' share of (income) loss from discontinued operations	(599)	558	(770)

Net loss attributable to noncontrolling interests	$3,593	$5,223	$3,124

Stockholders' Equity	12 Months Ended
Dec. 31, 2011
Stockholders' Equity [Abstract]
Stockholders' Equity

Note 9 - Stockholders' Equity

Common Stock

As of December 31, 2011 and 2010, approximately 245.9 million and 222.9 million shares of common stock were issued and outstanding, respectively.

On February 18, 2011, we issued 21.9 million shares of common stock in a public offering at a price of $5.35 per share for net proceeds of $111.9 million.

On March 23, 2010, we registered a "continuous equity" offering program. Pursuant to this offering, we may sell up to 20 million shares of common stock from time-to-time through March 23, 2013 in "at-the-market" offerings or certain other transactions. We intend to use the proceeds from any sale of shares for general corporate purposes, which may include funding acquisitions and repaying debt. We did not issue any shares under this offering during 2011. During the year ended December 31, 2010, we issued approximately 12.6 million shares of common stock through this offering.

During the year ended December 31, 2011, we issued approximately 0.9 million shares of common stock related to the redemption of OP Units (see additional information in Note 8 – Noncontrolling Interests), and approximately 0.2 million shares of common stock related to vested shares of restricted stock, phantom shares and stock option exercises.

During the year ended December 31, 2010, we issued approximately 2.2 million shares of common stock in connection with redemptions of OP Units and approximately 0.1 million shares of common stock related to vested shares of restricted stock, phantom shares and stock option exercises.

The net proceeds from the sales of our securities were transferred to our operating partnership for a number of OP Units equal to the shares of common stock sold in our public and private offerings, including the offerings noted above.

The holders of shares of our common stock are entitled to one vote per share on all matters voted on by stockholders, including election of our directors. Our articles of incorporation do not provide for cumulative voting in the election of our directors. Therefore, the holders of the majority of the outstanding shares of common stock can elect the entire board of directors. Subject to any preferential rights of any outstanding series of our preferred stock and to the distribution of specified amounts upon liquidation with respect to shares-in-trust, the holders of our common stock are entitled to such distributions as may be declared from time to time by our board of directors out of legally available funds and, upon liquidation, are entitled to receive all assets available for distribution to stockholders. All shares issued in our public offerings are fully paid and non-assessable shares of common stock. Holders of our common stock will not have preemptive rights.

Dividend Reinvestment and Stock Purchase Plan

In April 2007, we began offering shares of common stock through the Dividend Reinvestment and Stock Purchase Plan (the "Plan"). The Plan permits stockholders to acquire additional shares with quarterly dividends and to make additional cash investments to buy shares directly. Shares of common stock may be purchased in the open market, through privately negotiated transactions, or directly from us as newly issued shares of common stock. All shares issued under the Plan were either acquired in the open market or newly issued.

Preferred Shares

Our board of directors, through the articles of incorporation, has the authority to authorize the issuance of 50,000,000 preferred shares of any class or series. The rights and terms of such preferred shares will be determined by our board of directors. However, the voting rights of preferred stockholders shall never exceed the voting rights of common stockholders. As of December 31, 2011 and 2010, we had no outstanding shares of preferred stock.

Shares-in-Trust

Our board of directors, through the articles of incorporation, has the authority to authorize the issuance of shares-in-trust which are shares that are automatically exchanged for common or preferred shares as a result of an event that would cause an investor to own, beneficially or constructively, a number of shares in excess of certain limitations. As of December 31, 2011 and 2010, we had no outstanding shares-in-trust.

Distributions

Our distributions are calculated based upon the total number of shares of our common stock or limited partnership units of our operating partnership outstanding on the distribution record date as declared by our board of directors. We accrue and pay distributions on a quarterly basis. The following table sets forth the distributions that have been paid and/or declared to date by our board of directors.

Amount Declared During Quarter Ended in 2011:	Per Share	Date Paid
December 31,	$0.0700	January 12, 2012
September 30,	0.0700	October 18, 2011
June 30,	0.0700	July 19, 2011
March 31,	0.0700	April 19, 2011

Total 2011	$0.2800

Amount Declared During Quarter Ended in 2010:	Per Share	Date Paid
December 31,	$0.0700	January 13, 2011
September 30,	0.0700	October 14, 2010
June 30,	0.0700	July 15, 2010
March 31,	0.0700	April 15, 2010

Total 2010	$0.2800

Amount Declared During Quarter Ended in 2009:	Per Share	Date Paid
December 31,	$0.0700	January 15, 2010
September 30,	0.0700	October 16, 2009
June 30,	0.0800	July 17, 2009
March 31,	0.0800	April 17, 2009

Total 2009	$0.3000

Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share

Note 10 - Earnings per Share

We use the two-class method of computing earnings per common share which is an earnings allocation formula that determines earnings per share for common stock and any participating securities according to dividends declared (whether paid or unpaid) and participation rights in undistributed earnings. Under the two-class method, earnings per common share are computed by dividing the sum of distributed earnings to common stockholders and undistributed earnings allocated to common stockholders by the weighted average number of common shares outstanding for the period.

A participating security is defined by GAAP as an unvested share-based payment award containing non-forfeitable rights to dividends and must be included in the computation of earnings per share pursuant to the two-class method. Our nonvested restricted stock and LTIP units are considered participating securities as these share-based awards contain non-forfeitable rights to dividends irrespective of whether the awards ultimately vest or expire.

The following table sets forth the computation of our basic and diluted earnings per common share (in thousands except per share information):

	For the Years Ended December 31,
	2011	2010	2009
Earnings per Common share – Basic and Diluted
Numerator
Loss from continuing operations	$ (35,197)	$ (38,021)	$ (27,825)
Gain on dispositions of real estate interests	—	13	5
Loss from continuing operations and gain attributable to noncontrolling interests	4,192	4,665	3,894

Loss from continuing operations attributable to common stockholders	(31,005)	(33,343)	(23,926)
Less: Distributed and undistributed earnings allocated to participating securities	(443)	(480)	(436)

Numerator for adjusted loss from continuing operations attributable to common stockholders	(31,448)	(33,823)	(24,362)
Numerator for income (loss) from discontinued operations attributable to common stockholders	5,755	(4,487)	5,341

Adjusted net loss attributable to common stockholders	$ (25,693)	$ (38,310)	$ (19,021)

Denominator
Weighted average common shares outstanding – basic and dilutive	242,591	212,412	192,900

Earnings per Common Share – Basic and Diluted
Loss from continuing operations	$ (0.13)	$ (0.16)	$ (0.13)
Income (loss) from discontinued operations	0.02	(0.02)	0.03

Net loss attributable to common stockholders	$ (0.11)	$ (0.18)	$ (0.10)

Potentially Dilutive Shares

We have excluded from diluted earnings per share the weighted average common share equivalents related to approximately 5.7 million, 5.5 million and 4.1 million stock options, phantom stock and warrants for the years ended December 31, 2011, 2010, and 2009 respectively, because their effect would be anti-dilutive.

Equity Based Compensation	12 Months Ended
Dec. 31, 2011
Equity Based Compensation [Abstract]
Equity Based Compensation

Note 11 - Equity Based Compensation

Long-Term Incentive Plan

On October 10, 2006, we adopted, and our stockholders approved, our Long-Term Incentive Plan. We use our Long-Term Incentive Plan to grant restricted stock, stock options and other equity awards to our eligible employees. Subject to adjustment upon certain corporate transactions or events, the total number of shares of our common stock subject to such awards may not exceed 23.0 million shares and in no event may any optionee receive options for more than 2.0 million shares on an annual basis.

Phantom Shares

Pursuant to the Long-Term Incentive Plan, we may grant phantom shares to our non-employee directors. Our phantom shares typically vest upon the first anniversary of the grant date, depending on the grant. Once vested and at the discretion of the grantee, the phantom stock can be converted into either cash or common stock at the option of the Company. Phantom shares are recorded at their fair value on the date of grant and are amortized on a straight-line basis over the service period during which term the shares fully vest. For the years ended December 31, 2011, 2010 and 2009, we incurred approximately $0.3 million, $0.3 million, $0.3 million, respectively, of such expense which is included in "General and administrative" in our Consolidated Statements of Operations. As of December 31, 2011, approximately $0.1 million of such expense remained unrecognized which reflects the unamortized portion of the value of such shares issued pursuant to the Long-Term Incentive Plan. We expect to recognize such expense over a remaining period of six months.

During the years ended December 31, 2011, 2010 and 2009, we issued 46,054, 17,390 and 15,970 shares of common stock for vested phantom stock, respectively. Based on the share's fair value at grant date for each grant, the total fair value of phantom stock vested in 2011, 2010 and 2009 was $0.3 million, $0.3 million and $0.3 million, respectively. As of December 31, 2011, 2010 and 2009 we had 120,895, 112,324 and 75,562 phantom shares outstanding.

Restricted Stock

Our restricted stock is recorded at fair value on the date of grant and amortized on a straight-line basis over the service period during which term the stock fully vests. Our restricted stock typically vests ratably over a period of four to five years, depending on the grant. For the years ended December 31, 2011, 2010 and 2009, we incurred approximately $0.7 million, $0.6 million and $0.7 million, respectively, of such expense which is included in "General and administrative" in our Consolidated Statements of Operations. As of December 31, 2011, approximately $1.2 million of such expense remained unrecognized which reflects the unamortized portion of the value of such shares issued pursuant to the Long-Term Incentive Plan. We expect to recognize such expense over a weighted average remaining period of 2.3 years.

During the years ended December 31, 2011, 2010 and 2009, we issued 119,984, 84,887 and 65,490 shares of common stock for vested restricted stock. Based on the share's fair value at grant date for each grant, the total fair value of restricted stock vested in 2011, 2010 and 2009 was $0.6 million, $0.4 million and $0.6 million, respectively.

LTIP Units

Pursuant to our Long-Term Incentive Plan, we may grant newly established limited partnership interests in our operating partnership called LTIP Units ("LTIP Units"). LTIP Units, which we grant either as free-standing awards or together with other awards under our Long-Term Incentive Plan, are valued by reference to the value of our common stock, and are subject to such conditions and restrictions as our compensation committee may determine, including continued employment or service, computation of financial metrics and/or achievement of pre-established performance goals and objectives. Our LTIP Units typically vest ratably over a period of four to five years, depending on the grant. Vested LTIP Units can be redeemed for OP Units on a one-for-one basis.

During the year ended December 31, 2011, 0.6 million LTIP Units were granted to senior executives which vest over a period of four to five years. The total fair value of the LTIP Units granted was $3.0 million at their respective grant dates. The fair value for each grant was determined using a lattice-binomial option-pricing model based on a Monte Carlo simulation using volatility factors ranging from 67% to 71% and risk-free interest rates ranging from 0.85% to 2.18%.

During the year ended December 31, 2010, we granted 0.6 million LTIP Units to senior executives which vest over a period of three to four years. The total fair value of the LTIP Units granted was $3.0 million at their respective grant dates. The fair value for each grant was determined using a lattice-binomial option-pricing model based on a Monte Carlo simulation using volatility factors ranging from 61% to 62% and risk-free interest rates ranging from 2.39% to 2.55%.

During the year ended December 31, 2009, we granted 0.4 million LTIP Units in total to certain senior executives which vest 25% annually over four years and had a total fair value of $1.5 million at the date of grant as determined by a lattice-binomial option-pricing model based on a Monte Carlo simulations using a volatility factor of 48% and a risk-free interest rate of 1.79%.

Our LTIP Units are recorded at their fair value on the date of grant and are amortized on a straight-line basis over the service period during which term the units fully vest. We incurred approximately $2.9 million, $2.9 million and $4.6 million including $0.9 million due to a change in our estimated forfeiture rate, of such expense for the years ended December 31, 2011, 2010 and 2009, respectively, which is included in "General and administrative expense" in our Consolidated Statements of Operations. As of December 31, 2011, approximately $3.4 million of such expense remained unrecognized which reflects the unamortized portion of the value of such LTIP Units which we expect to recognize over a remaining weighted average period of 3.1 years.

During the years ended December 31, 2011, 2010, and 2009, 0.1 million, 0.3 million and 0.2 million vested LTIP Units were redeemed for OP Units and converted to common stock on a one for one basis, respectively. Based on the LTIP Unit's fair value at grant date for each grant, the fair value of LTIP Units vested in 2011, 2010, and 2009 was $4.6 million, $0.4 million and $3.8 million, respectively. As of December 31, 2011, 2010 and 2009, we had 1.9 million, 1.6 million and 1.3 million LTIP Units outstanding, respectively.

The following table summarizes additional information concerning our unvested phantom shares, restricted stock and LTIP Units (shares in thousands).

	Phantom Shares		Restricted Stock		LTIP Units
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2008	30	$9.36	173	$9.30	994	$9.70
Granted	61	4.60	252	3.49	473	3.22
Vested	(30)	9.36	(66)	9.17	(464)	8.21
Forfeited	(9)	4.60	(39)	6.07	—	—

Unvested at December 31, 2009	52	$4.60	320	$5.14	1,003	$7.33
Granted	54	5.17	171	4.64	636	4.62
Vested	(52)	4.60	(85)	5.50	(310)	7.86
Forfeited	—	—	(20)	5.55	—	—

Unvested at December 31, 2010	54	$5.17	386	$4.82	1,329	$5.91
Granted	55	5.71	159	5.54	553	5.41
Vested	(54)	5.17	(123)	5.01	(653)	7.03
Forfeited	—	—	(74)	5.35	(219)	5.54

Unvested at December 31, 2011	55	$5.71	348	$4.97	1,010	$5.04

Stock Options

We may grant stock options to certain employees pursuant to our Long-Term Incentive Plan. The term of such options is 10 years from the date of grant unless forfeited earlier and the period during which the right to exercise such options fully vests ranges from four to five years from the date of grant. No stock options were granted under our Long-Term Incentive Plan prior to 2007. During the year ended December 31, 2011, we issued approximately 50,000 shares of common stock upon the exercise of options to purchase our common stock by certain employees.

During the years ended December 31, 2011, 2010 and 2009, options issued under the Long-Term Incentive Plan were valued using the Black-Scholes option pricing model. The table below sets forth the assumptions used in valuing such options.

	2011	2010	2009
Expected term of options(1)	5.50 –6.25 years	6.20 –6.25 years	5.50 –6.25 years
Expected volatility – range used	48.18% -64.51%	53.18% -55.90%	42.96% -51.55%
Expected volatility – weighted average	48.04%	53.46%	43.71%
Expected dividend yield – range used	5.05% – 5.77%	4.97% – 6.14%	5.73% - 10.60%
Expected dividend yield – weighted average	5.02%	6.12%	9.36%
Risk-free interest rate	0.97% – 2.55%	1.82% - 2.81%	1.90% - 2.80%

(1)

We use the simplified method to determine the estimated life of our option awards as sufficient historical exercise data is unavailable. Under the simplified method the expected term is calculated as the midpoint between the vesting and the end of the contractual term of the option.

Multi-Year Outperformance Program

On January 11, 2010, we adopted a multi-year outperformance program, which is a long-term incentive compensation program, and granted awards under the program to certain officers and senior executives.

The awards entitle participants to receive shares of common stock with a maximum value of $10 million based on the absolute and relative total return to stockholders during the three-year performance period beginning on December 31, 2009. Half of the awards are based on our absolute total return to stockholders during the performance period and the other half are based on our relative total return to stockholders during the performance period compared to the performance of the MSCI US REIT Index during the same period.

Each participant's award is designated as a specified percentage of the aggregate award value earned during the performance period, and participants are also entitled to a share of any unallocated portion of the aggregate award value. At the end of the performance period, each participant will be issued shares of our common stock with a value equal to that participant's share of the aggregate award value. Half of the shares of common stock issued will be fully vested upon issuance at the end of the performance period and the remaining half will vest on the first anniversary of that date based on continued employment. We may also permit participants to elect to receive their awards in the form of LTIP Units or other equivalent forms of equity in lieu of shares of common stock.

We did not grant any awards under the program during 2011. The grant date fair value of the awards granted under the program during the year ended December 31, 2010 was approximately $1.6 million. During the years ended December 31, 2011 and 2010 we recognized approximately $0.1 million and $0.5 million of expense which is included in "General and administrative" in our Consolidated Statement of Operations related the amortization of these awards.

2006 Outperformance Program

On December 13, 2006, we adopted an outperformance program which provided for certain grants to be made under (and subject to) our Long-Term Incentive Plan, under which LTIP Units (as described above) are earned by selected senior executives if certain pre-established performance targets related to our compound annual stockholder return are met. Pursuant to the outperformance program, participating executives could share in a "performance pool" if our total stockholder return for the three year performance period, beginning December 13, 2006, exceeded the greater of an absolute compound annual total stockholder return of 10% or 110% of the compound annual return of the MSCI US REIT Index. The size of the pool for the initial program was 10% of the outperformance amount in excess of the performance hurdle, subject to a maximum amount of $40 million. Each executive's award under the program was designated as a specified percentage of the aggregate performance pool and such awards were to be made in the form of LTIP Units. These LTIP Units were not entitled to distributions until and unless the performance pool is established. Half of the LTIP Units earned awards under the program (i.e. the number of LTIP Units earned) were scheduled to vest at the end of the three-year performance period, if the performance pool was established, after which the other half would vest ratably over the following two-year period. In October 2009, the outperformance program was canceled.

The LTIP Units associated with the program were originally recorded at their fair value of $2.9 million on the date of grant as determined by a lattice-binomial option-pricing model based on a Monte Carlo simulation using a volatility factor of 16.31% and a risk-free interest rate of 4.62%, and amortized on a straight-line basis over the period during which the grant of such units fully vest. During the year ended December 31, 2009, we incurred approximately $2.1 million expense, which includes $1.4 million in accelerated amortization resulting from the program's cancellation, which is included in "General and administrative" in our Consolidated Statements of Operations.

Employee Option Plan

Prior to October 6, 2006, we issued stock options under the Employee Option Plan, which was designed to enable us, our Former Advisor and its affiliates to obtain or retain the services of employees (not to include our directors) of our Former Advisor and its affiliates considered essential to our long-term success and the success of our Former Advisor and its affiliates by offering such employees an opportunity to participate in our growth through ownership of our shares. The Employee Option Plan was administered by our compensation committee, which was authorized to grant "non-qualified" stock options (the "Employee Options") to certain employees of our Former Advisor and its affiliates. The compensation committee set the exercise price for the Employee Options in its discretion, which could not be less than the greater of (1) $11.00 per share or (2) the fair market value of the shares on the date the Employee Option was granted. A total of 1.0 million shares were authorized and reserved for issuance under the Employee Option Plan. The compensation committee set the term of Employee Options in its discretion, which could not exceed the later of five years from the date of grant or five years from the date of a listing of our common stock. Our compensation committee set the period during which the right to exercise an Employee Option fully vests at three years from the date of grant. Since the adoption of the Long-Term Incentive Plan on October 6, 2006, no further grants were made pursuant to the Employee Option Plan.

During the year ended December 31, 2007, options issued under the Employee Option Plan were valued using the Black-Scholes option pricing model. No employee options were granted under this plan subsequent to 2006.

Independent Director Option Plan

Prior to October 6, 2006, we granted stock options under the Independent Director Option Plan, which we used in an effort to attract and retain qualified independent directors. We granted non-qualified stock options to purchase 10,000 shares to each independent director pursuant to the Independent Director Option Plan effective upon the later of (1) the sale of 0.2 million shares in our first continuous public offering, and (2) the independent director becoming a member of our board of directors. These options vest 20% upon grant date and 20% each year for the following four years and have an exercise price of $12.00 per share. In addition, we issued options to purchase 5,000 shares to each independent director then in office on the date of each annual stockholder's meeting and these options vest 100% upon the second anniversary from the grant date and have an exercise price equal to the greater of (1) $12.00 per share or (2) the fair market value of the shares on the date they are granted. Options granted under the Independent Director Option Plan shall lapse on the first to occur of (1) the tenth anniversary of the date we grant them, (2) the removal the independent director for cause, or (3) three months following the date the independent director ceases to be a director for any reason, other than death or disability. Since the adoption of the Long-Term Incentive Plan, no further grants were made pursuant to the Independent Director Option Plan. During the years ended December 31, 2007, options issued under the Independent Director Option Plan were valued using the Black-Scholes option pricing model. No options were issued under this plan subsequent to 2006.

Stock Options Summary Table

Stock options granted under the Long-Term Incentive Plan, the Employee Option Plan and the Independent Director Option Plan are amortized on a straight-line basis over the service period during which the right to exercise such options fully vests. For the years ended December 31, 2011, 2010 and 2009 we incurred approximately $0.6 million, $0.6 million, and $1.0 million, respectively, of such expense which is included in "General and administrative" in our Consolidated Statements of Operations. As of December 31, 2011, approximately $0.8 million of such expense remained unrecognized which reflects the unamortized portion of the value of such options issued pursuant to the aforementioned plans. We expect to recognize such expense over a remaining weighted average period of 2.4 years.

The following table describes the total options outstanding, granted, exercised, expired and forfeited as of and during the years ended December 31, 2011, 2010, 2009, as well as the total options exercisable as of December 31, 2011.

	Independent Director Option Plan	Employee Option Plan	Long-Term Incentive Plan	Weighted Average Option Price Per Share	Weighted Average Fair Value of Options Granted During the Year	Weighted Average Remaining Contractual Life (Years)	Intrinsic Value
	(options in thousands)						(in thousands)
Issued and Outstanding as of December 31, 2008	80	289	2,165	$9.61
Granted	—	—	1,553	3.42	$0.55
Exercised		—	(140)	3.41			$297
Forfeited and/or expired	—	(100)	(404)	9.29

Issued and Outstanding as of December 31, 2009	80	189	3,174	$7.11
Granted	—	—	499	4.58	$1.38
Exercised	—	—	(6)	3.41			$10
Forfeited and/or expired	—	(115)	(69)	9.85

Issued and Outstanding as of December 31, 2010	80	74	3,598	$6.65
Granted	—	—	441	5.54	$1.66
Exercised	—	—	(243)	3.64
Forfeited and/or expired	(15)	(74)	(757)	7.57

Issued and Outstanding as of December 31, 2011	65	—	3,039	$6.48		6.26	$1,901

Exercisable as of December 31, 2011	65	—	1,890	$7.17		6.26	$1,210

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

Note 12 - Related Party Transactions

8th and Vineyard Consolidated Joint Venture

In May 2010 we entered into the 8th and Vineyard joint venture with Iowa Investments, LLC, an entity owned by one of our executives, to purchase 19.3 acres of land held for development in Southern California. Pursuant to the joint venture agreement, we will first receive a return of all capital along with a preferred return. Thereafter, Iowa Investments, LLC will receive a return of all capital along with a promoted interest. The land parcel acquired by 8th and Vineyard was purchased from an entity in which the same executive had a minority ownership. The total acquisition price of $4.7 million was determined to be at fair value.

Southern California Consolidated Ventures

We entered into four agreements, two in December 2010 and two in January 2011, whereby we acquired a weighted average controlling interest, based on square feet, of approximately 48.4% in five bulk industrial buildings located in the Southern California market. One of our executives has a weighted average noncontrolling interest in these properties of approximately 43.7%, based on square feet, and the remaining 7.9% is held by a third-party. Each venture partner will earn returns in accordance with their ownership interests. DCT has controlling rights including management of the operations of the properties and we have consolidated the properties and accounted for the transactions as business combinations. The total acquisition price of $46.3 million was determined to be at fair value.

Shared services agreement

During 2009, we had a shared services agreement with Overhead Services, Inc., formerly DC Services, LLC, ("Overhead Services"), an affiliate of Dividend Capital Advisors Group LLC ("DCAG") whereby we received enumerated services (including IT services, human resources and payroll services) for a monthly fee payable to Overhead Services, which totaled approximately $0.6 million during the year ended December 31, 2009. Effective October 2009, we no longer had a related party relationship with DCAG.

Income And Other Taxes	12 Months Ended
Dec. 31, 2011
Income And Other Taxes [Abstract]
Income And Other Taxes

Note 13 - Income and Other Taxes

We operate and expect to continue to operate in a manner to meet all the requirements to qualify for REIT status. We have made our REIT election under Internal Revenue Code Section 856 for the taxable year ended December 31, 2003 and have not revoked such election. In order for a former C corporation to elect to be a REIT, it must distribute 100% of its C corporation earnings and profits and agree to be subject to federal tax at the corporate level to the extent of any subsequently recognized built-in gains within a 10 year period. We did not have any built-in gains at the time of our conversion to REIT status. As a REIT, we generally will not be subject to federal income taxation at the corporate level to the extent we annually distribute 100% of our REIT taxable income, as defined in the Internal Revenue Code, to our stockholders and satisfy other requirements. To continue to qualify as a REIT for federal tax purposes, we must distribute at least 90% of our REIT taxable income annually. As of December 31, 2011, 2010 and 2009 we had recorded a $0.7 million benefit, a $0.3 million benefit, and a $0.7 million expense in provisions for federal and state income taxes on our taxable REIT subsidiaries, respectively. We are also subject to state and local taxes and recorded $0.8 million, $1.1 million and $0.8 million of such tax expenses during the years ended December 31, 2011, 2010 and 2009, respectively.

Foreign income taxes are accrued for foreign countries in which DCT operates in accordance with the applicable local laws and regulations, taking into account provisions of applicable double tax treaties. During the years ended December 31, 2011, 2010, and 2009, we incurred $20,000, $0.1 million and $0.1 million of foreign income tax expenses, respectively, resulting from our operations in Mexico.

Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Segment Information

Note 14 - Segment Information

During 2011, management reorganized internal reporting whereby the operating results used to assess performance were aggregated into four operating regions or segments to align the markets by which management and their operating teams conduct and monitor business. We manage our operations based on four operating segments and have aggregated our operations into three reportable segments (East, Central and West, which are based on the geographical locations of our properties). Management considers rental revenues and property net operating income aggregated by segment to be the appropriate way to analyze performance. Certain reclassifications have been made to these results to conform to the current presentation, related to discontinued operations and our reorganization resulting in three reportable segments. The current presentation also includes reclassifications for development, redevelopment and properties in pre-development, including land held to be included in segment assets. The following segment disclosures exclude the results from discontinued operations (see Note 15 - Discontinued Operations and Assets Held for Sale for additional information).

The following table reflects our total assets, net of accumulated depreciation and amortization, by segment, as of December 31, 2011 and 2010 (in thousands).

	December 31, 2011	December 31, 2010
Segments:
East	$ 936,305	$ 955,276
Central	1,021,956	1,031,186
West	669,591	568,147

Total segment assets(1)	2,627,852	2,554,609

Non-segment assets:
Non-segment cash and cash equivalents	11,624	14,071
Other non-segment assets (2)	153,822	151,209

Total Assets	$ 2,793,298	$ 2,719,889

(1)

Other non-segment assets primarily consists of corporate assets including investments in and advances to unconsolidated joint ventures, notes receivable, deferred loan costs, straight-line rent and other receivables and other assets.

The following table sets forth the rental revenues of our segments in continuing operations and a reconciliation of our segment rental revenues to our reported consolidated total revenues for the years ended December 31, 2011, 2010 and 2009 (in thousands).

	2011	2010	2009
East	$ 85,923	$ 76,476	$ 74,703
Central	98,942	96,628	99,264
West	55,240	43,523	45,893

Rental revenues	240,105	216,627	219,860
Institutional capital management and other fees	4,291	4,133	2,701

Total revenues	$ 244,396	$ 220,760	$ 222,561

The following table sets forth property net operating income of our segments in continuing operations and a reconciliation of our property NOI to our reported "Loss from continuing operations" for the years ended December 31, 2011, 2010 and 2009 (in thousands).

	2011	2010	2009
East	$ 62,987	$ 55,102	$ 53,697
Central	68,479	66,765	70,288
West	41,297	30,449	34,184

Property NOI (2)	172,763	152,316	158,169
Institutional capital management and other fees	4,291	4,133	2,701
Real estate related depreciation and amortization	(117,611)	(104,475)	(99,583)
Impairment losses	—	(4,100)	—
Casualty gains	33	—	—
General and administrative	(25,925)	(25,262)	(29,224)
Equity in income (loss) of unconsolidated joint ventures, net	(2,556)	(2,986)	2,698
Impairment losses on investments in unconsolidated joint ventures	(1,953)	(216)	(300)
Loss on business combinations	—	(395)	(10,325)
Interest expense	(63,785)	(56,474)	(52,260)
Interest and other income (expense)	(310)	356	1,916
Income tax expense and other taxes	(144)	(918)	(1,617)

Loss from continuing operations	$ (35,197)	$ (38,021)	$ (27,825)

(2) Property net operating income ("property NOI") is defined as rental revenues, including reimbursements, less rental expenses and real estate taxes, which excludes depreciation, amortization, impairment, general and administrative expenses and interest expense. We consider property NOI to be an appropriate supplemental performance measure because property NOI reflects the operating performance of our properties and excludes certain items that are not considered to be controllable in connection with the management of the property such as depreciation, amortization, impairment, general and administrative expenses, and interest expense. However, property NOI should not be viewed as an alternative measure of our financial performance since it excludes expenses which could materially impact our results of operations. Further, our property NOI may not be comparable to that of other real estate companies, as they may use different methodologies for calculating property NOI. Therefore, we believe net income (loss) attributable to common stockholders, as defined by GAAP, to be the most appropriate measure to evaluate our overall financial performance.

Included in the Central operating segment rental revenues for the years ended December 31, 2011, 2010 and 2009 was approximately $7.0 million, $5.4 million and $5.0 million, respectively, attributable to the Mexico operations. Included in the Central operating segment net assets as of December 31, 2011 and 2010 was approximately $77.0 million and $76.5 million, respectively, attributable to the Mexico operations.

Discontinued Operations And Assets Held For Sale	12 Months Ended
Dec. 31, 2011
Discontinued Operations And Assets Held For Sale [Abstract]
Discontinued Operations And Assets Held For Sale

Note 15—Discontinued Operations and Assets Held for Sale

We report results of operations from real estate assets that meet the definition of a component of an entity and have been sold, or meet the criteria to be classified as held for sale, as discontinued operations.

During the nine months ended September 30, 2012, we sold 31 operating properties in the Atlanta, Charlotte, New Jersey, Houston and Dallas markets, to third-parties for combined gross proceeds of $85.5 million. Of the properties sold, 14 were in the Central operating segment and 17 were in the East operating segment, together totaling approximately 2.0 million square feet. The results of operations and any impairment losses recorded related to these properties have been retrospectively reclassified and are included in "Income (loss) from discontinued operations" in the Consolidated Statements of Operations for the years ended December 31, 2011, 2010, and 2009. Included in this reclassification are impairment losses related to properties sold during the nine months ended September 30, 2012 of $0.4 million and $4.6 million that were recorded in continuing operations during the years ended December 31, 2011 and 2010, respectively.

During the year ended December 31, 2011, we sold 16 operating properties to unrelated third-parties. Six of these properties were in the Central operating segment and ten were in the East operating segment, together totaling approximately 2.7 million square feet. These sales resulted in gains of approximately $12.0 million and impairment losses totaling $7.8 million.

During the year ended December 31, 2010, we sold eight operating properties to unrelated third-parties. Two of the properties sold were in the West operating segment, five were in the East operating segment and one was in the Central operating segment, together totaling approximately 0.5 million square feet, and resulted in gains of approximately $2.1 million and impairment losses of $3.5 million.

During the year ended December 31, 2009, we sold three operating properties to unrelated third-parties. These three properties were in our Central operating segment and totaled approximately 0.9 million square feet. We also sold two land parcels in the East segment comprised of approximately 4.3 acres. These sales resulted in gains of approximately $1.3 million and impairment losses totaling $0.7 million.

For the years ended December 31, 2011, 2010 and 2009 income from discontinued operations includes the results of operations of these properties prior to the date of sale. We included all results of these discontinued operations in a separate component of income in our Consolidated Statements of Operations under the heading "Income (loss) from discontinued operations." This treatment resulted in certain reclassifications of financial statement amounts for the years ended December 31, 2011, 2010 and 2009. For further details of our policy on discontinued operations, impairment of assets held for sale and related fair value measurements, see Note 2 – Summary of Significant Accounting Policies.

The following is a summary of the components of income (loss) from discontinued operations for the years ended December 31, 2011, 2010 and 2009 (in thousands).

	2011	2010	2009
Rental revenues	$ 18,173	$ 18,843	$ 23,563
Rental expenses and real estate taxes	(5,119)	(5,936)	(6,126)
Real estate related depreciation and amortization	(11,378)	(11,429)	(11,667)
General and administrative	(2)	—	(220)

Operating income	1,674	1,478	5,550
Interest expense	(469)	(524)	(590)
Interest income and other income (expense)	61	(45)	722
Income tax benefit (expense) and other taxes	—	(19)	(239)
Casualty gain	1,265	—	—

Income (loss) before gain on dispositions of real estate interests and impairment losses	2,531	890	5,443
Gain on dispositions of real estate interests	12,030	2,077	1,349
Impairment losses	(8,207)	(8,012)	(681)

Income (loss) from discontinued operations	$ 6,354	$ (5,045)	$ 6,111

Quarterly Results	12 Months Ended
Dec. 31, 2011
Quarterly Results [Abstract]
Quarterly Results

Note 16—Quarterly Results (Unaudited)

The following table presents selected unaudited quarterly financial data for each quarter during the year ended December 31, 2011 (in thousands except per share information).

	For the Quarter Ended				For the Year Ended
	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011	December 31, 2011
Total revenues	$ 58,829	$ 59,689	$ 62,013	$ 63,865	$ 244,396
Total operating expenses	$ 52,195	$ 53,102	$ 54,053	$ 51,495	$ 210,845
Operating income	$ 6,634	$ 6,587	$ 7,960	$ 12,370	$ 33,551
Loss from continuing operations	$ (10,090)	$ (11,191)	$ (9,822)	$ (4,094)	$ (35,197)
Income from discontinued operations	$ 245	$ 1,656	$ 731	$ 3,722	$ 6,354
Net loss attributable to common stockholders	$ (8,536)	$ (8,475)	$ (8,076)	$ (163)	$ (25,250)

Earnings per common share – basic and diluted:
Loss from continuing operations	$ (0.04)	$ (0.04)	$ (0.03)	$ (0.02)	$ (0.13)
Income from discontinued operations	0.00	0.00	0.00	0.02	0.02

Net loss attributable to common stockholders	$ (0.04)	$ (0.04)	$ (0.03)	$ (0.00)	$ (0.11)

Basic and diluted common shares outstanding	233,288	245,413	245,805	245,939	242,591

The following table presents selected unaudited quarterly financial data for each quarter during the year ended December 31, 2010 (in thousands except per share information).

	For the Quarter Ended				For the Year Ended
	March 31, 2010	June 30, 2010	September 30, 2010	December 31, 2010	December 31, 2010
Total revenues	$ 53,912	$ 54,652	$ 56,414	$ 55,782	$ 220,760
Total operating expenses	$ 48,231	$ 48,573	$ 49,035	$ 52,309	$ 198,148
Operating income	$ 5,681	$ 6,079	$ 7,379	$ 3,473	$ 22,612
Loss from continuing operations	$ (8,636)	$ (7,616)	$ (9,307)	$ (12,462)	$ (38,021)
Income (loss) from discontinued operations	$ 399	$ (4,501)	$ (512)	$ (431)	$ (5,045)
Gain (loss) on dispositions of real estate interests	$ 16	$ —	$ (3)	$ —	$ 13
Net loss attributable to common stockholders	$ (7,224)	$ (10,731)	$ (8,680)	$ (11,195)	$ (37,830)

Earnings per common share – basic and diluted:
Loss from continuing operations	$ (0.04)	$ (0.03)	$ (0.04)	$ (0.05)	$ (0.16)
Income (loss) from discontinued operations	0.00	(0.02)	(0.00)	(0.00)	(0.02)

Net loss attributable to common stockholders	$ (0.04)	$ (0.05)	$ (0.04)	$ (0.05)	$ (0.18)

Basic and diluted common shares outstanding	208,350	210,841	211,634	218,723	212,412

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events

Note 17 - Subsequent Events

GAAP requires an entity to disclose events that occur after the balance sheet date but before financial statements are issued or are available to be issued ("subsequent events") as well as the date through which an entity has evaluated subsequent events. There are two types of subsequent events. The first type consists of events or transactions that provide additional evidence about conditions that existed at the date of the balance sheet, including the estimates inherent in the process of preparing financial statements, ("recognized subsequent events"). The second type consists of events that provide evidence about conditions that did not exist at the date of the balance sheet but arose subsequent to that date ("nonrecognized subsequent events"). No significant recognized or nonrecognized subsequent events were noted.

Real Estate And Accumulated Depreciation	12 Months Ended
Dec. 31, 2011
Real Estate And Accumulated Depreciation [Abstract]
Real Estate And Accumulated Depreciation

SCHEDULE III—REAL ESTATE AND ACCUMULATED DEPRECIATION

				Initial Cost to Company			Costs Capitalized Subsequent to Acquisition		Gross Amount Carried at 12/31/2011
Property		Number of Buildings	Encum- brances (4)	Land	Building & Improvements (1)	Total Costs			Land	Building & Improvements (1)	Total Costs (3)(5)	Accumulated Depreciation (5)	Acquisition Date	Year Built
Newpoint I		1	$—	$2,143	$12,908	$15,051	$(446	)(2)	$2,088	$12,517	$14,605	$(3,264)	03/31/04	1997
Eagles Landing		1	—	2,595	13,475	16,070	(999	)(2)	2,595	12,476	15,071	(3,695)	06/08/04	2003
Southcreek		4	—	7,843	45,385	53,228	6,929		8,342	51,815	60,157	(13,961)	6/8/2004- 2/13/2009	1999-2006
Breckinridge Industrial		2	—	1,950	10,159	12,109	(902	)(2)	1,950	9,257	11,207	(2,016)	10/01/04	2000
Westgate Industrial		1	—	2,140	4,801	6,941	1,434		2,140	6,235	8,375	(1,185)	10/01/04	1988
Westpark Industrial		2	—	2,176	6,719	8,895	1,117		2,176	7,836	10,012	(2,773)	10/01/04	1981
Cobb Industrial		2	—	1,120	5,249	6,369	391		1,120	5,640	6,760	(1,868)	10/01/04	1996
Cabot Parkway Industrial		1	—	1,102	6,617	7,719	417		1,103	7,033	8,136	(2,449)	10/01/04	2000
Atlanta NE Portolio		1	—	1,197	9,647	10,844	291		1,197	9,938	11,135	(2,497)	11/05/04	1987
Northmont Parkway		1	—	1,029	2,103	3,132	(296	)(2)	1,029	1,807	2,836	(713)	12/03/04	2003
Fulton Industrial Boulevard		3	—	1,850	13,480	15,330	1,297		1,850	14,777	16,627	(4,492)	07/21/05	1973-1996
Penney Road		1	—	401	4,145	4,546	167		401	4,312	4,713	(933)	07/21/05	2001
Southfield Parkway		1	1,709	523	3,808	4,331	(117	)(2)	523	3,691	4,214	(834)	07/21/05	1994
Livingston Court		2	2,249	919	6,878	7,797	(169	)(2)	919	6,709	7,628	(2,017)	07/21/05	1985
Peterson Place		4	2,737	596	6,900	7,496	122		596	7,022	7,618	(2,083)	07/21/05	1984
Oakbrook Parkway		5	7,528	1,823	17,185	19,008	1,724		1,823	18,909	20,732	(5,533)	07/21/05	1982
Regency Parkway		7	6,883	1,521	16,084	17,605	1,795		1,521	17,879	19,400	(5,199)	07/21/05	1984-1989
Jimmy Carter Boulevard		2	2,206	488	5,159	5,647	904		488	6,063	6,551	(1,974)	07/21/05	1984
McGinnis Ferry		1	—	700	6,855	7,555	1,534		691	8,398	9,089	(1,153)	07/21/05	1993
South Royal Atlanta Drive		1	—	174	1,896	2,070	189		174	2,085	2,259	(487)	07/21/05	1986
Buford Development		1	—	1,370	7,151	8,521	1,848		1,370	8,999	10,369	(1,455)	03/31/06	2006
Northmont Parkway		4	—	3,528	20,622	24,150	1,641		3,528	22,263	25,791	(4,600)	06/09/06	1998-2000
Evergreen Boulevard		2	—	3,123	14,265	17,388	(449	)(2)	3,123	13,816	16,939	(2,689)	06/09/06	1999
Greenwood Parkway		1	—	1,326	3,977	5,303	2,095		1,461	5,937	7,398	(878)	03/14/07	1995
Pleasantdale		1	—	790	1,503	2,293	146		819	1,620	2,439	(66)	07/11/11	1995

TOTAL ATLANTA MARKET		52	23,312	42,427	246,971	289,398	20,663		43,027	267,034	310,061	(68,814)
Delta Portfolio		7	24,480	8,762	36,806	45,568	792		8,699	37,661	46,360	(8,140)	04/12/05	1986-1993
Charwood Road		1	4,790	1,960	10,261	12,221	447		1,960	10,708	12,668	(2,394)	07/21/05	1986
Greenwood Place		2	4,852	2,566	12,918	15,484	640		2,566	13,558	16,124	(2,911)	7/21/2005- 6/9/2006	1978-1984
Guilford Road	(6)	1	—	1,879	6,650	8,529	1,331		1,879	7,981	9,860	(2,016)	06/09/06	1989
Bollman Place		1	—	1,654	6,202	7,856	265		1,654	6,467	8,121	(1,164)	06/09/06	1986
Dulles		4	—	8,431	21,517	29,948	1,890		8,431	23,407	31,838	(2,956)	08/04/06	2007
Beckley		1	—	3,002	10,700	13,702	143		3,002	10,843	13,845	(1,195)	09/10/10	1992

TOTAL BALTIMORE/WASHINGTON MARKET		17	34,122	28,254	105,054	133,308	5,508		28,191	110,625	138,816	(20,776)

				Initial Cost to Company			Costs Capitalized Subsequent to Acquisition		Gross Amount Carried at 12/31/2011
Property		Number of Buildings	Encum- brances (4)	Land	Building & Improvements (1)	Total Costs			Land	Building & Improvements (1)	Total Costs (3)(5)	Accumulated Depreciation (5)	Acquisition Date	Year Built
Route 22		1	7,058	5,183	20,100	25,283	(79	)(2)	5,183	20,021	25,204	(6,815)	07/20/05	2003
High Street Portfolio	(6)	3	—	4,853	10,334	15,187	434		4,853	10,768	15,621	(2,706)	10/26/05	1975-1988
Independence Avenue		1	—	3,133	17,542	20,675	(224	)(2)	3,133	17,318	20,451	(2,837)	12/26/06	1999
Bobali Drive	(6)	3	—	4,107	9,288	13,395	484		4,107	9,772	13,879	(1,721)	02/09/07	1998-1999

TOTAL CENTRAL PENNSYLVANIA MARKET		8	7,058	17,276	57,264	74,540	615		17,276	57,879	75,155	(14,079)
Wyoming Avenue		1	—	622	3,655	4,277	(169	)(2)	622	3,486	4,108	(918)	11/02/05	1997

TOTAL CHARLOTTE MARKET		1	—	622	3,655	4,277	(169	)(2)	622	3,486	4,108	(918)
Mallard Lake		1	—	2,561	8,809	11,370	14		2,561	8,823	11,384	(2,958)	10/29/03	2000
Gary Ave		1	—	3,191	18,506	21,697	2,196		3,191	20,702	23,893	(3,830)	01/05/05	2001
Blackhawk Portfolio		5	—	6,671	40,877	47,548	1,284		6,667	42,165	48,832	(12,168)	06/13/05	1974-1987
East Fabyan Parkway		1	4,204	1,790	10,929	12,719	742		1,790	11,671	13,461	(3,811)	07/21/05	1975
Frontenac Road		1	—	1,647	5,849	7,496	267		1,647	6,116	7,763	(1,751)	07/21/05	1995
Stern Avenue		1	—	505	4,947	5,452	(1,867	)(2)	505	3,080	3,585	(889)	07/21/05	1979
South Wolf Road		1	8,495	4,836	18,794	23,630	3,499		4,836	22,293	27,129	(7,136)	07/21/05	1982
Laramie Avenue	(6)	1	3,684	1,442	7,985	9,427	688		1,412	8,703	10,115	(2,545)	07/21/05	1972
West 123rd Place		1	704	644	5,935	6,579	1,355		644	7,290	7,934	(2,072)	07/21/05	1975
Veterans Parkway		1	—	2,108	—	2,108	7,599		2,108	7,599	9,707	(2,247)	10/20/05	2005
Lunt Avenue		1	—	1,620	1,988	3,608	240		1,620	2,228	3,848	(631)	03/17/06	2005
Mitchell Court		1	—	5,036	8,578	13,614	506		5,036	9,084	14,120	(2,307)	05/01/07	1985
Mission Street		1	—	1,765	2,377	4,142	180		1,765	2,557	4,322	(1,021)	09/08/08	1991
Wolf Road		1	—	1,908	2,392	4,300	70		1,930	2,440	4,370	(205)	11/22/10	1971
Arthur Avenue		1	—	3,231	1,469	4,700	—		3,219	1,481	4,700	—	12/30/11	1959

TOTAL CHICAGO MARKET		19	17,087	38,955	139,435	178,390	16,773		38,931	156,232	195,163	(43,571)
Park West		6	—	10,441	63,682	74,123	(2,637	)(2)	10,319	61,167	71,486	(17,912)	12/15/2003- 6/8/2004	1997-2003
Northwest Business Center		1	—	299	4,486	4,785	272		299	4,758	5,057	(3,183)	05/03/04	1995
New Buffington Road		2	5,275	1,618	8,500	10,118	3,817		1,618	12,317	13,935	(3,732)	07/21/05	1981
Olympic Boulevard		3	5,877	2,096	11,788	13,884	1,834		2,096	13,622	15,718	(4,050)	07/21/05	1989
Mineola Pike		1	2,201	625	4,642	5,267	91		625	4,733	5,358	(1,228)	07/21/05	1983
Industrial Road		2	1,660	629	3,344	3,973	1,195		628	4,540	5,168	(1,211)	07/21/05	1987
Dolwick Drive		1	2,186	579	4,670	5,249	374		579	5,044	5,623	(1,475)	07/21/05	1979
Best Place		1	—	1,131	5,516	6,647	2,104		1,131	7,620	8,751	(2,215)	07/21/05	1996
Distribution Circle		1	—	688	6,838	7,526	1,109		688	7,947	8,635	(1,987)	07/21/05	1981
Creek Road		1	—	377	4,925	5,302	39		377	4,964	5,341	(1,493)	06/09/06	1983
Power Line Drive		1	—	70	261	331	(10	)(2)	70	251	321	(43)	06/09/06	1984
Foundation Drive		4	—	706	3,471	4,177	104		706	3,575	4,281	(826)	06/09/06	1984-1987
Jamilke Drive		6	—	1,206	8,887	10,093	466		1,206	9,353	10,559	(2,176)	06/09/06	1984-1987
Port Union	(6)	2	—	7,649	22,780	30,429	2,209		7,649	24,989	32,638	(1,257)	11/09/07	2007

TOTAL CINCINNATI MARKET		32	17,199	28,114	153,790	181,904	10,967		27,991	164,880	192,871	(42,788)

				Initial Cost to Company			Costs Capitalized Subsequent to Acquisition		Gross Amount Carried at 12/31/2011
Property		Number of Buildings	Encum- brances (4)	Land	Building & Improvements (1)	Total Costs			Land	Building & Improvements (1)	Total Costs (3)(5)	Accumulated Depreciation (5)	Acquisition Date	Year Built
Commodity Boulevard		2	—	3,891	36,799	40,690	(594	)(2)	3,891	36,205	40,096	(8,323)	07/21/05	2000- 2005
Industrial Drive		1	2,932	683	7,136	7,819	(305	)(2)	683	6,831	7,514	(1,489)	07/21/05	1995
Zane Trace Drive		1	—	288	3,091	3,379	130		288	3,221	3,509	(1,036)	03/14/06	1980
Rickenbacker		2	9,577	3,532	34,172	37,704	(787	)(2)	3,532	33,385	36,917	(6,408)	4/13/2006- 5/19/2006	1998- 2000
Creekside		4	—	5,210	52,437	57,647	1,120		5,210	53,557	58,767	(12,996)	05/19/06	1999- 2002
SouthPark		3	—	1,628	13,504	15,132	574		1,628	14,078	15,706	(3,190)	05/19/06	1990- 1999
Lasalle Drive		1	7,415	1,839	12,391	14,230	535		2,304	12,461	14,765	(2,715)	08/08/07	2004

TOTAL COLUMBUS MARKET		14	19,924	17,071	159,530	176,601	673		17,536	159,738	177,274	(36,157)
Freeport Parkway		1	—	981	10,392	11,373	(362	)(2)	981	10,030	11,011	(3,664)	12/15/03	1999
Pinnacle	(6)	1	—	521	9,683	10,204	376		521	10,059	10,580	(3,241)	12/15/03	2001
Market Industrial		5	—	1,481	15,507	16,988	(848	)(2)	1,481	14,659	16,140	(3,387)	10/01/04	1981- 1985
Shiloh Industrial		1	—	459	4,173	4,632	(211	)(2)	459	3,962	4,421	(920)	10/01/04	1984
Perimeter Industrial		2	—	261	2,901	3,162	(350	)(2)	261	2,551	2,812	(618)	10/01/04	1979
Avenue R Industrial I		1	—	189	2,231	2,420	(49	)(2)	189	2,182	2,371	(546)	10/01/04	1980
Avenue R Industrial II		1	—	271	1,139	1,410	168		271	1,307	1,578	(352)	10/01/04	1980
Westfork Center Industrial		3	—	503	5,977	6,480	280		503	6,257	6,760	(1,433)	10/01/04	1980
Grand River Rd		1	—	1,380	14,504	15,884	(1,713	)(2)	1,380	12,791	14,171	(3,855)	12/03/04	2004
Diplomat Drive		1	—	532	3,136	3,668	1,951		532	5,087	5,619	(1,459)	05/26/05	1986
North 28th Street		1	—	—	6,145	6,145	(73	)(2)	—	6,072	6,072	(2,469)	07/21/05	2000
Esters Boulevard		5	—	2,428	50,618	53,046	540		2,870	50,716	53,586	(14,656)	07/21/05	1984- 1999
Royal Lane		1	—	—	3,200	3,200	251		—	3,451	3,451	(1,035)	07/21/05	1986
West Story Drive		1	—	777	4,646	5,423	418		777	5,064	5,841	(1,628)	07/21/05	1997
Meridian Drive		1	—	410	4,135	4,545	1,365		410	5,500	5,910	(2,256)	07/21/05	1975
Gateway Drive		1	—	463	2,152	2,615	601		463	2,753	3,216	(733)	07/21/05	1988
Valwood Parkway		3	2,706	2,271	15,351	17,622	1,324		2,271	16,675	18,946	(5,562)	07/21/05	1984- 1996
108th Street		1	—	83	899	982	(61	)(2)	83	838	921	(263)	07/21/05	1972
Sanden Drive		1	—	207	2,258	2,465	219		207	2,477	2,684	(486)	07/21/05	1994
North Great Southwest Parkway		2	2,385	1,384	3,727	5,111	1,555		1,904	4,762	6,666	(1,073)	07/21/05	1963- 1964
Webb Chapel Road		1	303	110	732	842	(457	)(2)	110	275	385	(107)	07/21/05	1978
Belt Line Road		6	3,210	1,167	7,811	8,978	1,023		1,167	8,834	10,001	(2,982)	07/21/05	1978
Springlake Road		2	1,832	534	4,457	4,991	768		534	5,225	5,759	(1,731)	07/21/05	1984
Hurd Drive	(6)	1	1,256	420	2,332	2,752	207		420	2,539	2,959	(521)	07/21/05	1982
Champion Drive		1	1,442	672	2,598	3,270	880		672	3,478	4,150	(716)	07/21/05	1984
GSW Gateway Three		1	—	1,669	11,622	13,291	1		1,669	11,623	13,292	(3,531)	01/13/06	2001

TOTAL DALLAS MARKET		46	13,134	19,173	192,326	211,499	7,803		20,135	199,167	219,302	(59,224)
Interpark 70		1	4,633	1,383	7,566	8,949	(770	)(2)	1,383	6,796	8,179	(1,869)	09/30/04	1998
Peccos Street		1	—	1,860	4,821	6,681	35		1,860	4,856	6,716	(168)	08/08/11	2003

TOTAL DENVER MARKET		2	4,633	3,243	12,387	15,630	(735	)(2)	3,243	11,652	14,895	(2,037)

			Initial Cost to Company			Costs Capitalized Subsequent to Acquisition		Gross Amount Carried at 12/31/2011
Property	Number of Buildings	Encum- brances (4)	Land	Building & Improvements (1)	Total Costs			Land	Building & Improvements (1)	Total Costs (3)(5)	Accumulated Depreciation (5)	Acquisition Date	Year Built
West by Northwest	1	—	1,033	7,564	8,597	1		1,033	7,565	8,598	(2,078)	10/30/03	1997
Bondesen Business. Park	7	—	1,007	23,370	24,377	1,495		1,007	24,865	25,872	(8,999)	06/03/04	2001-2002
Beltway 8 Business Park	7	—	1,679	25,565	27,244	100		1,679	25,665	27,344	(8,961)	6/3/2004- 7/1/2005	2001-2003
Corporate Industrial	2	—	613	3,989	4,602	451		613	4,440	5,053	(994)	10/01/04	1981
Reed Industrial	1	—	568	6,331	6,899	1,157		568	7,488	8,056	(3,597)	10/01/04	1973
Julie Rivers Industrial	2	—	272	3,123	3,395	681		272	3,804	4,076	(1,573)	10/01/04	1982
Wynwood Industrial	1	—	180	1,634	1,814	(66	)(2)	180	1,568	1,748	(361)	10/01/04	1980
Wynpark Industrial	1	—	154	1,404	1,558	90		154	1,494	1,648	(459)	10/01/04	1966
Siber Industrial	1	—	742	4,644	5,386	(490	)(2)	742	4,154	4,896	(1,620)	10/01/04	1966
Greenbriar Industrial	1	—	1,200	7,998	9,198	3,167		1,200	11,165	12,365	(4,753)	10/01/04	1981
Greens Crossing	3	6,329	1,225	10,202	11,427	133		1,225	10,335	11,560	(2,841)	07/01/05	1998-2000
Willowbrook	4	7,570	1,274	12,842	14,116	1,255		1,274	14,097	15,371	(3,918)	07/01/05	1998-2000
Gateway at Central Green	2	—	1,079	9,929	11,008	427		1,079	10,356	11,435	(2,640)	09/20/05	2001
Fairbanks Center	1	—	707	5,205	5,912	205		707	5,410	6,117	(1,287)	03/27/06	1999
Bondesen North	4	—	3,345	11,030	14,375	114		3,345	11,144	14,489	(2,724)	06/08/07	2006
Northwest Place	1	—	1,821	11,406	13,227	701		1,821	12,107	13,928	(2,040)	06/14/07	1997
Warehouse Center Drive	1	—	1,296	6,782	8,078	12		1,296	6,794	8,090	(1,453)	12/03/07	2006
Air Center Drive	1	—	763	1,876	2,639	42		711	1,970	2,681	(278)	11/09/10	1997
Beltway Antoine Portfolio	7	—	7,058	31,875	38,933	322		7,058	32,197	39,255	(1,327)	08/11/11	2007-2008
Greens Parkway	1	—	704	4,093	4,797	89		704	4,182	4,886	(20)	12/07/11	2007

TOTAL HOUSTON MARKET	49	13,899	26,720	190,862	217,582	9,886		26,668	200,800	227,468	(51,923)
Plainfield	2	—	3,095	31,369	34,464	(40	)(2)	3,095	31,329	34,424	(8,077)	12/22/2003- 4/13/2006	1997-2000
Guion Road	1	—	2,200	11,239	13,439	(224	)(2)	2,200	11,015	13,215	(2,852)	12/15/05	1995
Franklin Road	3	—	2,292	11,949	14,241	4,229		2,292	16,178	18,470	(4,875)	02/27/06	1973
Perry Road	1	—	1,106	7,268	8,374	353		1,106	7,621	8,727	(1,657)	10/10/07	1995

TOTAL INDIANAPOLIS MARKET	7	—	8,693	61,825	70,518	4,318		8,693	66,143	74,836	(17,461)
Trade Pointe III	1	4,797	1,020	7,240	8,260	(713	)(2)	1,020	6,527	7,547	(1,712)	09/28/04	2001
Riverport	1	—	1,279	8,812	10,091	(969	)(2)	1,279	7,843	9,122	(2,202)	05/03/04	1996
Freeport	1	—	2,523	18,693	21,216	(547	)(2)	2,523	18,146	20,669	(3,342)	03/14/07	1999
Louisville Logistics Center	1	5,120	2,177	11,932	14,109	(14	)(2)	2,177	11,918	14,095	(2,888)	10/12/07	2002

TOTAL LOUISVILLE MARKET	4	9,917	6,999	46,677	53,676	(2,243	)(2)	6,999	44,434	51,433	(10,144)

				Initial Cost to Company			Costs Capitalized Subsequent to Acquisition		Gross Amount Carried at 12/31/2011
Property		Number of Buildings	Encum- brances (4)	Land	Building & Improvements (1)	Total Costs			Land	Building & Improvements (1)	Total Costs (3)(5)	Accumulated Depreciation (5)	Acquisition Date	Year Built
Chickasaw		2	—	1,141	13,837	14,978	(576	)(2)	1,141	13,261	14,402	(4,129)	07/22/03	2000-2002
Memphis Portfolio		7	33,133	18,088	114,739	132,827	1,638		19,757	114,708	134,465	(34,370)	2/5/2005- 5/13/2005	1997-2003
Memphis Distriplex		1	—	1,525	10,444	11,969	(868	)(2)	1,525	9,576	11,101	(2,084)	06/13/05	2000
Deltapoint		1	—	2,299	24,436	26,735	5,494		2,299	29,930	32,229	(3,670)	06/29/07	2006

TOTAL MEMPHIS MARKET		11	33,133	23,053	163,456	186,509	5,688		24,722	167,475	192,197	(44,253)
Logistik Park, San Luis Potosi		1	—	565	2,638	3,203	245		565	2,883	3,448	(438)	08/15/07	2006
Monterrey Portfolio	(6)	7	—	7,138	29,660	36,798	9,581		8,098	38,281	46,379	(4,683)	11/16/2007- 8/21/2009	2007-2009
Guadalajara Portfolio		3	—	4,683	8,366	13,049	332		4,761	8,620	13,381	(1,283)	9/28/2007- 10/18/2007	1999-2007
Tijuana Portfolio	(6)	3	—	2,746	7,977	10,723	1,002		2,746	8,979	11,725	(1,191)	12/06/07	1989-1992
Avenida de las Fuentes, Queretaro		1	—	846	4,237	5,083	1,512		846	5,749	6,595	(603)	10/06/08	2003

TOTAL MEXICO MARKET		15	—	15,978	52,878	68,856	12,672		17,016	64,512	81,528	(8,198)
Miami Service Center		1	—	1,110	3,811	4,921	580		1,110	4,391	5,501	(1,201)	04/07/05	1987
Miami Commerce Center		1	3,928	3,050	10,769	13,819	4,402		3,050	15,171	18,221	(2,566)	04/13/05	1991
Northwest 70th Avenue		2	—	10,025	16,936	26,961	4,942		10,025	21,878	31,903	(6,942)	06/09/06	1972-1976
North Andrews Avenue		1	—	6,552	6,101	12,653	651		6,552	6,752	13,304	(1,511)	06/09/06	1999
Northwest 30th Terrace		1	—	3,273	4,196	7,469	429		3,273	4,625	7,898	(224)	02/18/11	1994

TOTAL MIAMI MARKET		6	3,928	24,010	41,813	65,823	11,004		24,010	52,817	76,827	(12,444)
Eastgate		1	—	1,445	13,352	14,797	(1,671	)(2)	1,445	11,681	13,126	(2,936)	03/19/04	2002
Mid South Logistics Center		1	11,641	1,772	18,288	20,060	1,893		1,850	20,103	21,953	(5,242)	06/29/04	2001
Rockdale Distribution Center		1	—	2,940	12,188	15,128	(537	)(2)	2,940	11,651	14,591	(2,378)	12/28/05	2005
Logistics Way		1	—	621	17,763	18,384	37		621	17,800	18,421	(3,137)	09/28/09	2007

TOTAL NASHVILLE MARKET		4	11,641	6,778	61,591	68,369	(278	)(2)	6,856	61,235	68,091	(13,693)
Brunswick Avenue		1	—	3,665	16,380	20,045	1,517		3,665	17,897	21,562	(3,328)	07/21/05	1986
Cottontail Lane	(6)	1	—	1,960	9,169	11,129	(2,226	)(2)	1,960	6,943	8,903	(2,257)	07/21/05	1991
Campus Drive		1	—	1,366	4,841	6,207	1,167		1,366	6,008	7,374	(1,691)	07/21/05	1975
Hanover Ave		1	—	4,940	8,026	12,966	767		4,940	8,793	13,733	(2,488)	12/28/05	1988
Rockaway		3	—	5,881	12,521	18,402	1,543		5,881	14,064	19,945	(4,495)	12/29/05	1974
Lake Drive		1	4,981	1,699	6,898	8,597	222		1,699	7,120	8,819	(1,432)	05/25/06	1988
Market Street		2	—	2,298	7,311	9,609	(513	)(2)	2,298	6,798	9,096	(1,507)	06/06/06	1990
Kennedy Drive		1	—	3,044	6,583	9,627	138		3,044	6,721	9,765	(634)	04/14/10	2001
Railroad Avenue		1	—	6,494	10,996	17,490	448		6,494	11,444	17,938	(1,122)	01/28/11	1964

TOTAL NEW JERSEY MARKET		12	4,981	31,347	82,725	114,072	3,063		31,347	85,788	117,135	(18,954)

				Initial Cost to Company			Costs Capitalized Subsequent to Acquisition		Gross Amount Carried at 12/31/2011
Property		Number of Buildings	Encum- brances (4)	Land	Building & Improvements (1)	Total Costs			Land	Building & Improvements (1)	Total Costs (3)(5)	Accumulated Depreciation (5)	Acquisition Date	Year Built
Eden Rock Industrial		1	—	998	2,566	3,564	131		998	2,697	3,695	(857)	10/01/04	1973
Bayside Distribution Center		2	10,166	6,875	15,254	22,129	(503	)(2)	6,875	14,751	21,626	(4,321)	11/03/04	1998-2000
California Logistics Centre		1	—	5,672	20,499	26,171	314		5,672	20,813	26,485	(6,413)	04/21/06	2001
Cherry Street		3	—	12,584	24,582	37,166	1,593		12,584	26,175	38,759	(5,840)	06/09/06	1960-1990
Pike Lane		3	—	2,880	8,328	11,208	(24	)(2)	2,880	8,304	11,184	(1,733)	06/09/06	1982
South Vasco Road		1	—	2,572	14,809	17,381	(375	)(2)	2,572	14,434	17,006	(2,921)	06/09/06	1999
McLaughlin Avenue		1	—	3,424	5,507	8,931	75		3,424	5,582	9,006	(1,461)	06/09/06	1975
Park Lane		5	—	10,977	17,216	28,193	(874	)(2)	10,977	16,342	27,319	(4,619)	06/09/06	1960-1966
Valley Drive		4	—	11,238	14,244	25,482	666		11,238	14,910	26,148	(4,478)	06/09/06	1960-1971
Old Country Road		1	—	1,557	1,503	3,060	(20	)(2)	1,557	1,483	3,040	(467)	06/09/06	1969
Cypress Lane		1	—	2,211	2,196	4,407	449		2,211	2,645	4,856	(942)	06/09/06	1970
Fite Court		1	—	5,316	15,499	20,815	362		5,316	15,861	21,177	(2,675)	12/28/06	2003
Rollins Road		1	19,962	17,800	17,621	35,421	—		17,659	17,762	35,421	(227)	11/04/11	1997

TOTAL NORTHERN CALIFORNIA MARKET		25	30,128	84,104	159,824	243,928	1,794		83,963	161,759	245,722	(36,954)
Cypress Park East		2	9,192	2,627	13,055	15,682	856		2,627	13,911	16,538	(2,760)	10/22/04	2000
East Landstreet Road		3	—	2,251	11,979	14,230	136		2,251	12,115	14,366	(2,467)	06/09/06	1997-2000
Boggy Creek Road		8	—	8,098	30,984	39,082	1,045		8,098	32,029	40,127	(5,663)	06/09/06	1993-2007
ADC North Phase I		2	—	2,475	11,941	14,416	853		2,475	12,794	15,269	(944)	12/19/06	2008-2009
American Way		1	—	3,603	8,667	12,270	1		3,603	8,668	12,271	(2,041)	08/16/07	1997
Director's Row		1	—	524	2,519	3,043	33		524	2,552	3,076	(180)	03/01/11	1994
GE Portfolio		3	—	4,715	12,513	17,228	71		4,715	12,584	17,299	(329)	09/01/11	1975-1999

TOTAL ORLANDO MARKET		20	9,192	24,293	91,658	115,951	2,995		24,293	94,653	118,946	(14,384)
North Industrial		2	5,002	4,566	15,899	20,465	1,868		4,566	17,767	22,333	(5,317)	10/01/04	1995-1999
South Industrial I		2	4,173	2,876	14,120	16,996	(55	)(2)	2,829	14,112	16,941	(5,325)	10/01/04	1987-1989
South Industrial II		1	—	1,235	4,902	6,137	(806	)(2)	1,235	4,096	5,331	(1,722)	10/01/04	1990
West Southern Industrial		1	—	555	3,376	3,931	(383	)(2)	555	2,993	3,548	(649)	10/01/04	1984
West Geneva Industrial		3	—	413	2,667	3,080	341		413	3,008	3,421	(882)	10/01/04	1981
West 24th Industrial		2	—	870	4,575	5,445	750		870	5,325	6,195	(1,953)	10/01/04	1979-1980
Sky Harbor Transit Center		1	—	2,534	7,597	10,131	(342	)(2)	2,534	7,255	9,789	(2,450)	11/24/04	2002
Roosevelt Distribution Center		1	—	1,154	6,441	7,595	(19	)(2)	1,154	6,422	7,576	(1,269)	05/19/06	1988
North 45th Street		1	—	3,149	5,051	8,200	8		3,149	5,059	8,208	(188)	06/30/11	2001

TOTAL PHOENIX MARKET		14	9,175	17,352	64,628	81,980	1,362		17,305	66,037	83,342	(19,755)
Business Park Dr	(6)	7	—	3,194	16,933	20,127	3,059		3,246	19,940	23,186	(5,277)	12/07/06	1976-1979
Rittiman Plaza		3	—	1,930	9,996	11,926	295		1,930	10,291	12,221	(2,420)	12/07/06	1977
Tejesco		3	—	1,225	6,669	7,894	1,551		1,259	8,186	9,445	(1,891)	12/07/06	1977-1980

TOTAL SAN ANTONIO MARKET		13	—	6,349	33,598	39,947	4,905		6,435	38,417	44,852	(9,588)

				Initial Cost to Company			Costs Capitalized Subsequent to Acquisition		Gross Amount Carried at 12/31/2011
Property		Number of Buildings	Encum- brances (4)	Land	Building & Improvements (1)	Total Costs			Land	Building & Improvements (1)	Total Costs (3)(5)	Accumulated Depreciation (5)	Acquisition Date	Year Built
Industry Drive North		2	9,290	5,753	16,039	21,792	111		5,753	16,150	21,903	(4,300)	07/21/05	1996
South 228th Street		1	—	3,025	13,694	16,719	395		3,025	14,089	17,114	(2,874)	07/21/05	1996
64th Avenue South		1	5,179	3,345	9,335	12,680	202		3,345	9,537	12,882	(1,780)	07/21/05	1996
South 192nd Street		1	—	1,286	3,433	4,719	60		1,286	3,493	4,779	(770)	07/21/05	1986
Southwest 27th Street		1	7,005	4,583	8,353	12,936	27		4,583	8,380	12,963	(3,332)	07/21/05	1995
South 212th Street		1	—	3,095	10,253	13,348	(385	)(2)	3,095	9,868	12,963	(2,044)	08/01/05	1996
13610 52nd St	(6)	1	—	4,018	9,571	13,589	—		4,018	9,571	13,589	(474)	12/01/10	2006
Southwest 27th Street-Alpak	(6)	1	—	4,313	4,687	9,000	—		4,313	4,687	9,000	(71)	10/14/11	2003

TOTAL SEATTLE MARKET		9	21,474	29,418	75,365	104,783	410		29,418	75,775	105,193	(15,645)
Rancho Technology Park		1	—	2,790	7,048	9,838	(653	)(2)	2,790	6,395	9,185	(1,417)	10/16/03	2002
Foothill Business Center		3	—	13,315	9,112	22,427	(628	)(2)	13,315	8,484	21,799	(2,235)	12/09/04	2000
East Slauson Avenue		3	9,432	5,499	14,775	20,274	3,098		5,499	17,873	$23,372	(5,786)	07/21/05	1962-1976
Airport Circle		1	—	3,098	8,368	11,466	1,199		3,098	9,567	$12,665	(1,978)	07/21/05	1992
Cota Street		1	—	2,802	7,624	10,426	66		2,802	7,690	$10,492	(1,822)	07/21/05	1987
Twin Oaks Valley Road		2	—	1,815	7,855	9,670	(17	)(2)	1,815	7,838	$9,653	(1,583)	07/21/05	1978-1988
Meyer Canyon		1	—	5,314	9,929	15,243	1,823		5,608	11,458	$17,066	(2,091)	06/30/06	2001
Mira Loma		1	—	7,919	6,668	14,587	—		7,919	6,669	14,588	(711)	12/23/08	1997
Sycamore Canyon	(6)	2	—	6,356	36,088	42,444	1,346		6,356	37,435	$43,791	(3,985)	09/09/09	2007
Colombard Ct		1	2,030	1,264	3,237	4,501	(1	)(2)	1,264	3,236	4,500	(455)	07/29/10	1990
E Airport Drive		1	—	905	2,744	3,649	—		905	2,744	3,649	(261)	12/23/10	1990
Truck Courts	(6)	3	—	26,392	17,267	43,659	—		26,392	17,267	43,659	(846)	12/29/10	1971-1988
Haven A		1	8,845	5,783	19,578	25,361	2		5,783	19,580	25,363	(2,116)	12/31/10	2001
Haven G		1	—	479	1,131	1,610	3		479	1,134	1,613	(115)	12/31/10	2003
6th and Rochester		1	3,630	3,111	6,428	9,539	(328	)(2)	3,088	6,123	$9,211	(452)	01/04/11	2001
Palmyrita		2	—	3,355	8,665	12,020	33		3,355	8,698	$12,053	(949)	01/11/11	2006
Central Avenue		1	—	3,898	4,642	8,540	1,650		3,898	6,292	$10,190	(161)	01/27/11	2011
Byron Road		1	—	2,042	2,715	4,757	754		2,042	3,469	$5,511	(210)	04/15/11	1972

			Initial Cost to Company			Costs Capitalized Subsequent to Acquisition	Gross Amount Carried at 12/31/2011
Property	Number of Buildings	Encum- brances (4)	Land	Building & Improvements (1)	Total Costs		Land	Building & Improvements (1)	Total Costs (3)(5)	Accumulated Depreciation (5)	Acquisition Date	Year Built
Desoto Place	1	3,407	2,255	4,339	6,594	3	2,255	4,342	$6,597	(194)	07/01/11	1982

TOTAL SOUTHERN CALIFORNIA MARKET	28	27,344	98,392	178,213	276,605	8,350	98,663	186,294	$284,957	(27,367)

SUB TOTAL CONSOLIDATED OPERATING PROPERTIES	408	311,281	598,621	2,375,525	2,974,146	126,024	603,340	2,496,832	$3,100,172	(589,127)
South Lombard Road (9)	1	—					1,216	3,068	4,284	(187)

Properties under redevelopment	1	—					1,216	3,068	4,284	(187)
Proterra	—	—					—	38	38	—

Properties under development	—	—					2,694	6,869	9,563	—
DCT Port Union Building 1	—	—					1,965	1,532	3,497	—
DCT Port Union Building 3	—	—					1,310	2,068	3,378	—
8th & Vineyard Land	—	—					4,719	798	5,517	—
Pan America Land	—	—					3,211	445	3,656	—
Pan America Land Phase II	—	—					3,269	102	3,371	—
Slover Land	—	—					13,789	570	14,359	—
Dulles Land	—	—					2,355	—	2,355	—
ADC North Phase II Development	—	—					1,273	1,169	2,442	—
Stonefield Industrial Park-Lnd	—	—					4,959	3	4,962	—
Boone Industrial Park -Land	—	—					861	13	874	—
Airtex lnad	—	—					2,591	42	2,633	—

Properties in pre-development including land held	—	—					40,302	6,742	47,044	—

GRAND TOTAL CONSOLIDATED	409	$311,281					647,552	2,513,510	3,161,063	(589,314)

(1)	Included in Building & Improvements are intangible lease assets.

(2)	Generally these reductions in basis include one or more of the following: i) payments received under master lease agreements and pursuant to GAAP, rental and expense recovery payments under master lease agreements are reflected as a reduction of the basis of the underlying property rather than revenues; ii) writeoffs of fixed asset balances due to early lease terminations by contracted customers; iii) writeoffs of fully amortized lease related intangible assets and improvements; iv) writeoffs of fully amortized tenant leasing costs; and v) other miscellaneous basis adjustments.

(3)	As of December 31, 2011, the aggregate cost for federal income tax purposes of investments in real estate was approximately $2.9 billion.

(4)
Reconciliation of total debt to consolidated balance sheet caption as of December 31, 2011:

Total per Schedule III	$311,281
Unencumbered Mortgage Notes	3,911
Premiums, net of amortization	2,591

Total mortgage notes	$317,783

(5)
A summary of activity for real estate and accumulated depreciation for the year ended December 31, 2011 is as follows:

Investments in properties:
Balance at beginning of year	$3,037,436
Acquisition of properties	226,035
Improvements, including development properties	67,941
Divestiture of properties	(119,889)
Improvements, Intangibles, Tenant Leasing Costs write offs	(42,149)
Impairments	(8,207)
Other adjustments	(104)

Balance at end of year	$3,161,063

Accumulated depreciation:
Balance at beginning of year	$(528,705)
Depreciation and amortization expense, including discontinued operations	(128,660)
Divestiture of properties	25,902
Improvements, Intangibles, Tenant Leasing Costs write offs	42,149

Balance at end of year	$(589,314)

(6)	Occasionally our leases contain certain provisions giving the tenant rights to purchase the property, which can take the form of a fixed price purchase option, a fair market value option, a right of first refusal option or a right of first offer option. These buildings, or a building included in the business park are subject to such an agreement.

Summary Of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Basis Of Presentation

Basis of Presentation

The accompanying Consolidated Financial Statements include the financial position, results of operations and cash flows of the Company, its wholly-owned qualified REIT and taxable REIT subsidiaries, the operating partnership and its consolidated joint ventures, in which it has a controlling interest. Third-party equity interests in the operating partnership and consolidated joint ventures are reflected as noncontrolling interests in the Consolidated Financial Statements. We also have noncontrolling partnership interests in unconsolidated institutional capital management and other joint ventures, which are accounted for under the equity method. All significant intercompany amounts have been eliminated.

All square feet, acres, occupancy, number of properties and number of customers disclosed in the notes to the Consolidated Financial Statements are unaudited.

Principles Of Consolidation

Principles of Consolidation

We hold interests in both consolidated and unconsolidated joint ventures. All joint ventures over which we have financial and operating control, and variable interest entities ("VIE's") in which we have determined that we are the primary beneficiary, are included in the Consolidated Financial Statements. We use the equity method of accounting for joint ventures over which we do not have a controlling interest or where we do not exercise significant control over major operating and management decisions but where we exercise significant influence and include our share of earnings or losses of these joint ventures in our consolidated net loss.

We analyze our joint ventures in accordance with GAAP to determine whether they are VIE's and, if so, whether we are the primary beneficiary. Our judgment with respect to our level of influence or control over an entity and whether we are the primary beneficiary of a VIE involves consideration of various factors including the form of our ownership interest, our representation on the entity's board of directors, the size of our investment (including loans) and our ability to participate in major decisions. Our ability to correctly assess our influence or control over an entity affects the presentation of these investments in the Consolidated Financial Statements and, consequently, our financial position and results of operations.

Reclassifications	Reclassifications Certain items in our Consolidated Financial Statements for 2011, 2010 and 2009 have been reclassified to conform to the updated financial statement presentation.
Use Of Estimates

Use of Estimates

The preparation of the Consolidated Financial Statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Capitalization Of Costs

Capitalization of Costs

We capitalize costs directly related to the development, predevelopment, redevelopment or improvement of our investment in real estate, referred to as capital projects and other activities included within this paragraph. Costs associated with our capital projects are capitalized as incurred. If the project is abandoned, these costs are expensed during the period in which the project is abandoned. Costs considered for capitalization include, but are not limited to, construction costs, interest, real estate taxes, insurance and leasing costs, if appropriate. We capitalize indirect costs such as personnel, office, and administrative expenses that are directly related to our projects based on an estimate of the time spent on the development activities. Interest is capitalized based on actual capital expenditures from the period when development or redevelopment commences until the asset is ready for its intended use, at the weighted average borrowing rates during the period. Costs incurred for maintaining and repairing our properties, which do not extend their useful lives, are expensed as incurred.

We also capitalize interest on qualifying investments in unconsolidated joint ventures. Interest is capitalized based on the average capital invested in a venture during the period when development or predevelopment begins until planned principle operations commence, at our weighted average borrowing rates during the period.

Discontinued Operations

Discontinued Operations

We classify certain properties and related assets and liabilities as held for sale when certain criteria are met. At such time, the respective assets and liabilities are presented separately on our Consolidated Balance Sheets. We include liabilities related to assets held for sale that will be transferred in the transaction in "Liabilities related to assets held for sale." Assets held for sale are reported at the lower of carrying value or estimated fair value less estimated costs to sell. The operating results of such properties are presented in "Income (loss) from discontinued operations" in current periods and all comparable periods presented. Depreciation is not recorded on properties held for sale; however, depreciation expense recorded prior to classification as held for sale is included in "Income (loss) from discontinued operations." Gains on sales of real estate assets are recognized if the specific transaction terms and any continuing involvement in the form of management or financial assistance meet the various sale recognition criteria as defined by GAAP. If the criteria are not met, we defer the gain until such time that the criteria for sale recognition have been met. Net gains on sales and any impairment losses associated with assets held for sale are presented in "Income (loss) from discontinued operations" when recognized.

Fair Value

Fair Value

The Financial Accounting Standards Board ("FASB") issued guidance related to accounting for fair value measurements which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Fair value is defined as the exit price or price at which an asset (in its highest and best use) would be sold or liability assumed by an informed market participant in a transaction that is not distressed and is executed in the most advantageous market. This guidance provides a framework of how to determine such measurements on reported balances which are required or permitted to be measured at fair value under existing accounting pronouncements and emphasizes that fair value is a market-based rather than an entity-specific measurement. Therefore, our fair value measurement is determined based on the assumptions that market participants would use to price the asset or liability. As a basis for considering market participant assumptions in fair value measurements, this guidance establishes a fair value hierarchy that distinguishes between market participant assumptions based on market data obtained from sources independent of the reporting entity (observable inputs that are classified within Levels 1 and 2 of the hierarchy) and the reporting entity's own assumptions about market participant assumptions based on the best information available in the circumstances (unobservable inputs classified within Level 3 of the hierarchy).

Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs may include quoted prices for similar assets and liabilities in active markets, as well as inputs that are observable for the asset or liability (other than quoted prices), such as interest rates, foreign exchange rates and yield curves that are observable at commonly quoted intervals, and the contracted sales price for assets held for sale. Level 3 inputs are unobservable inputs for the asset or liability that are typically based on management's own assumptions, as there is little, if any, related observable market activity. In instances where the determination of the fair value measurement is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability.

Investment In Properties

Investment in Properties

We record the assets, liabilities and noncontrolling interests associated with property acquisitions which qualify as business combinations at their respective acquisition-date fair values which are derived using a market, income or replacement cost approach, or a combination thereof. Acquisition-related costs associated with business combinations are expensed as incurred. As defined by GAAP, a business is an integrated set of activities and assets that is capable of being conducted and managed for the purpose of providing a return in the form of dividends, lower costs or other economic benefits directly to investors or other owners, members or participants. We do not consider acquisitions of land or unoccupied buildings to be business combinations. Rather, these transactions are treated as asset acquisitions and recorded at cost.

The fair value of identifiable tangible assets such as land, building, building and land improvements and tenant improvements is determined on an "as-if-vacant" basis. Management considers Level 3 inputs such as the replacement cost of such assets, appraisals, property condition reports, market data and other related information in determining the fair value of the tangible assets. The difference between the fair value and the face value of debt assumed in connection with an acquisition is recorded as a premium or discount and amortized to "Interest expense" over the life of the debt assumed. The valuation of assumed liabilities is based on the current market rate for similar liabilities. The recorded fair value of intangible lease assets includes Level 3 inputs and represents the value associated with in-place leases which include leasing commissions, legal and other costs, as well as an intangible asset or liability resulting from in-place leases being above or below the market rental rates over the lease term on the date of the acquisition. Intangible lease assets or liabilities are amortized over the reasonably assured lease term of the remaining in-place leases as an adjustment to "Rental revenues" or "Real estate related depreciation and amortization" depending on the nature of the intangible.

We have certain properties which we have acquired or removed from service with the intention to redevelop the property. Buildings under redevelopment require significant construction activities prior to being placed back into service. We generally do not depreciate properties classified as redevelopment until the date that the redevelopment properties are ready for their intended use.

Real estate, including land, building, building and land improvements, tenant improvements, leasehold improvements, leasing costs and intangible lease assets and liabilities are stated at historical cost less accumulated depreciation and amortization, unless circumstances indicate that the cost cannot be recovered, in which case, the carrying value of the property is reduced to estimated fair value.

Depreciation And Useful Lives Of Real Estate Assets

Depreciation and Useful Lives of Real Estate Assets

Depreciation and amortization are computed on a straight-line basis over the estimated useful lives of the related assets or liabilities. Our ability to assess the useful lives of our real estate assets accurately is critical to the determination of the appropriate amount of depreciation and amortization expense recorded and the carrying values of the underlying assets. Any change to the estimated depreciable lives of these assets would have an impact on the depreciation and amortization expense we recognize.

The following table reflects the standard depreciable lives typically used to compute depreciation and amortization. However, such depreciable lives may be different based on the estimated useful life of such assets or liabilities. The carrying value of assets sold or retired and the related accumulated depreciation and/or amortization is derecognized and the resulting gain or loss, if any, is recorded during the period in which such sale or retirement occurs.

Description	Standard Depreciable Life
Land	Not depreciated
Building	20– 40 years
Building and land improvements	5– 20 years
Tenant improvements	Shorter of lease term or useful life
Leasehold improvements	5– 20 years
Leasing costs	Lease term
Other intangible lease assets	Average term of leases for property
Above/below market rent assets/liabilities	Reasonably assured lease term

Depreciation is not recorded on real estate assets currently held for sale or contribution, in pre-development, or being developed or redeveloped until the building is substantially completed and ready for its intended use, not later than one year from cessation of major construction activity.

Impairment Of Properties

Impairment of Properties

Investments in properties classified as held for use are carried at cost and evaluated for impairment at least annually and when events or changes in circumstances indicate that the carrying amounts of these assets may not be fully recoverable. Examples of such changes in circumstances include the point at which we deem a building to be held for sale, our intended hold period changes, or when a building remains vacant significantly longer than expected. For investments in properties that we intend to hold long-term, the recoverability is based on the estimated future undiscounted cash flows. If the asset carrying value is not supported on an undiscounted cash flow basis, the amount of impairment is measured as the difference between the carrying value and the fair value of the asset and is reflected in "Impairment losses" on the Consolidated Statements of Operations. The determination of fair value of real estate assets to be held for use is derived using the discounted cash flow method and involves a number of management assumptions relating to future economic events that could materially affect the determination of the ultimate value, and therefore, the carrying amounts of our real estate. Such assumptions are Level 3 inputs and include, but are not limited to, projected vacancy rates, rental rates, property operating expenses and capital expenditures. The capitalization rate is also a significant driving factor in determining the property valuation and requires management's judgment of factors such as market knowledge, historical experience, lease terms, tenant financial strength, economy, demographics, environment, property location, visibility, age, physical condition and expected return requirements, among other things. The aforementioned factors are taken as a whole by management in determining the valuation of investment property.

The valuation is sensitive to the actual results of any of these uncertain factors, either individually or taken as a whole. Should the actual results differ from management's estimates, the valuation could be negatively affected and may result in additional impairments recorded in the Consolidated Financial Statements.

Investments in properties classified as held for sale are measured at the lower of their carrying amount or fair value (typically, the contracted sales price, a Level 2 input) less costs to sell. Impairment of assets held for sale is a component of "Income (loss) from discontinued operations" in the Consolidated Statements of Operations and is further detailed in Note 15 - Discontinued Operations and Assets Held for Sale.

During the year ended December 31, 2011, we determined our cost was not recoverable on one operating property in the Atlanta market based upon a change in our future estimated hold period. Based on our analysis, the total carrying amount of the property located in our East operating segment was no longer recoverable by the future estimated undiscounted cash flows. Consequently, we recognized an impairment loss of $0.4 million in our consolidated portfolio based on the estimated fair value (see "Fair Value" discussion above).  This property was sold subsequent to December 31, 2011 and consequently, the impairment loss is included within "Income (loss) from discontinued operations" in the Consolidated Statements of Operations and is further detailed in Note 15 – Discontinued Operations and Assets Held for Sale.

In June 2010, we entered into a lease with a purchase option with a third-party on an industrial property located in New Jersey classified as held for use which resulted in a reassessment of the probable hold period of the property. Consequently, we determined that the total carrying amount of the property was no longer recoverable by the future estimated undiscounted cash flows and recognized an impairment loss of $4.6 million based on the estimated fair value. This property was sold subsequent to December 31, 2011 and consequently, the impairment loss is included within "Income (loss) from discontinued operations" in the Consolidated Statements of Operations and is further detailed in Note 15 – Discontinued Operations and Assets Held for Sale.

During the year ended December 31, 2010, we determined our cost was not recoverable on certain land parcels held for future development. Based on our analysis, the total carrying amount of three land parcels located in Baltimore/Washington, Orlando and Atlanta markets were no longer recoverable by the future estimated undiscounted cash flows, as a result of changes in the anticipated timing of the commencement of the development. Consequently, we recognized impairment losses of $4.1 million and $0.2 million on properties in our consolidated portfolio and unconsolidated portfolios, respectively, based on their estimated fair values (see "Fair Value" discussion above).

Investments In And Advances To Unconsolidated Joint Ventures

Investments in and Advances to Unconsolidated Joint Ventures

We account for our investments in and advances to unconsolidated joint ventures under the equity method because we exercise significant influence over, but do not control, these entities. Under the equity method, these investments (including advances to joint ventures) are initially recorded at cost and are subsequently adjusted to reflect our proportionate share of net earnings or losses of each of the joint ventures, distributions received, contributions made and certain other adjustments, as appropriate. Such investments are included in "Investments in and advances to unconsolidated joint ventures" in our Consolidated Balance Sheets. Distributions from these investments that are related to earnings from operations are included as operating activities and distributions that are related to capital transactions are included as investing activities in our Consolidated Statements of Cash Flows.

Investment properties that are contributed to unconsolidated joint ventures are not considered discontinued operations due to our continuing involvement through maintaining an ownership interest in these investment properties and continuing to act as manager of the assets. We recognize any gains from the contribution of investment properties into an unconsolidated joint venture if the recognition criteria have been met and the cash received is not required to be reinvested. Such gains are recognized to the extent of the outside ownership interest in the joint venture in our Consolidated Statements of Operations under the heading of "Gain on dispositions of real estate interests." Any gain related to the remaining proceeds reduces our basis in the investment in the unconsolidated joint venture, and is recognized into earnings over the weighted average life of the related property's real estate assets. We recognize our proportionate share of the ongoing earnings or losses of each unconsolidated joint venture in "Equity in income (loss) of unconsolidated joint ventures, net" in our Consolidated Statements of Operations.

Impairment Of Investments In And Advances To Unconsolidated Joint Ventures

Impairment of Investments in and Advances to Unconsolidated Joint Ventures

We evaluate our investments in unconsolidated entities for impairment whenever events or changes in circumstances indicate that there may be an other-than-temporary decline in value. To do so, we calculate the estimated fair value of the investment using a market, income or replacement cost approach, or combination thereof. The amount of impairment recognized, if any, would be the excess of the investment's carrying amount over its estimated fair value. We consider various factors to determine if a decline in the value of the investment is other-than-temporary. These factors are Level 2 and 3 inputs and include but are not limited to, age of the venture, our intent and ability to retain our investment in the entity, the financial condition and long-term prospects of the entity, expected term of the investment and the relationships with the other joint venture partners and its lenders. If we believe that the decline in the fair value is temporary, no impairment is recorded. The aforementioned factors are taken as a whole by management in determining the valuation of our investment property. Should the actual results differ from management's estimates, the valuation could be negatively affected and may result in a negative impact on the Consolidated Financial Statements. See Note 4 - Investments in and Advances to Unconsolidated Joint Ventures for additional information.

Cash And Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include cash held in financial institutions and other highly liquid short-term investments with original maturities of three months or less. We have not realized any losses in our cash and cash equivalents and believe that these short-term instruments are not exposed to any significant credit risk.

Notes Receivable

Notes Receivable

As of December 31, 2011 and 2010, we had approximately $1.1 million and $1.2 million in notes receivable outstanding with non-affiliates, respectively. The interest rates on notes receivable range from approximately 7.5% to 10%, and the notes mature on dates ranging from June 2012 to June 2017.

Deferred Loan Costs

Deferred Loan Costs

Deferred loan costs include fees and costs incurred to obtain long-term financing. These fees and costs are amortized to "Interest expense" over the terms of the related loans. Accumulated amortization of deferred loan costs was approximately $3.1 million and $4.2 million as of December 31, 2011 and 2010, respectively. Unamortized deferred loan costs are fully amortized when debt is retired before the maturity. Our interest expense for the years ended December 31, 2011, 2010 and 2009 includes $2.1 million, $2.3 million and $2.3 million for the amortization of loan costs, respectively.

Straight-Line Rent And Other Receivables

Straight-line Rent and Other Receivables

Straight-line rent and other receivables include all straight line rent and current accounts receivable, net of allowances. We maintain an allowance for estimated losses that may result from the inability of our tenants to make required payments. If a tenant fails to make contractual payments beyond any allowance, we may recognize additional bad debt expense in future periods equal to the net outstanding balances. As of December 31, 2011 and 2010, our allowance for doubtful accounts was $1.3 million and $2.1 million, respectively.

Debt

Debt

Debt consists of fixed and variable rate secured mortgage notes, senior unsecured notes and a senior unsecured revolving credit facility. Secured mortgage notes assumed in connection with business combinations includes a premium or discount for the difference between the fair value and face value of assumed notes at the date of acquisition, and is amortized to "Interest expense" over the remaining life of the underlying notes. The aggregated premium balances, net of accumulated amortization, were approximately $2.6 million and $3.6 million as of December 31, 2011 and 2010, respectively.

Derivative Instruments And Hedging Activities

Derivative Instruments and Hedging Activities

We record derivatives at fair value which are presented on a gross basis in "Other Liabilities" in our Consolidated Balance Sheets. Accounting for changes in the fair value of derivatives depends on the intended use of the derivative and the designation of the derivative, whether we have elected to designate a derivative in a hedging relationship and apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. Derivatives designated and qualifying as a hedge of the exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges. Derivatives designated and qualifying as a hedge of the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Derivatives may also be designated as hedges of the foreign currency exposure of a net investment in a foreign operation. Hedge accounting generally provides for the matching of the timing of gain or loss recognition on the hedging instrument with the recognition of the changes in the fair value of the hedged asset or liability that are attributable to the hedged risk in a fair value hedge or the earnings effect of the hedged forecasted transactions in a cash flow hedge.

Currently, we use interest rate swaps to manage certain interest rate risk. The valuation of these instruments is determined using widely accepted valuation techniques including discounted cash flow analysis on the expected cash flows of each derivative. This analysis reflects the contractual terms of the derivatives, including the period to maturity, and uses observable market-based inputs, including interest rate curves. The fair values of interest rate swaps are determined using the market standard methodology of netting the discounted future fixed cash payments and the discounted expected variable cash receipts. The variable cash receipts are based on an expectation of future interest rates (forward curves) derived from observable market interest rate curves. We incorporate credit valuation adjustments to appropriately reflect both our own nonperformance risk and the respective counterparty's nonperformance risk in the fair value measurements. In adjusting the fair value of our derivative contracts for the effect of nonperformance risk, we have considered the impact of netting and any applicable credit enhancements, such as collateral postings, thresholds, mutual puts and guarantees.

Although we have determined that the majority of the inputs used to value our derivatives fall within Level 2 of the fair value hierarchy, the credit valuation adjustments associated with our derivatives utilize Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by us and our counterparties.

As of December 31, 2011, our hedge was designated as a cash flow hedge. For derivatives designated as "cash flow" hedges, the effective portion of the changes in the fair value of the derivative is initially reported in "Accumulated other comprehensive loss" in our Consolidated Statements of Stockholders' Equity, Accumulated Other Comprehensive Income (Loss) and Noncontrolling Interests (i.e., not included in earnings) and subsequently reclassified into earnings when the hedged transaction affects earnings or the hedging relationship is no longer effective at which time the ineffective portion of the derivative's changes in fair value is recognized directly into earnings. We assess the effectiveness of each hedging relationship whenever financial statements are issued or earnings are reported and at least every three months. We do not use derivatives for trading or speculative purposes.

Our objective in using derivatives is to manage our exposure to interest rate volatility associated with our forecasted debt issuances including refinancing of our fixed-rate debt and certain variable rate borrowings. To accomplish this objective, we primarily use treasury locks, forward-starting swaps and interest rate swaps as part of our cash flow hedging strategy. These derivatives are designed to mitigate the risk of future interest rate fluctuations by providing a future fixed interest rate for a limited, pre-determined period of time.

Our agreements with each of our derivative counterparties contain provisions where if we default on the underlying indebtedness, including defaults where repayment of the indebtedness has not been accelerated by the lender, then we could also be declared in default on our derivative obligations. We also have agreements with our derivative counterparties that incorporate the loan covenant provisions of our indebtedness with lender affiliates of the derivative counterparties. Failure to comply with the loan covenant provisions would cause us to be in default on any derivative instrument obligations covered by the agreements.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

We report comprehensive income or loss in our Consolidated Statements of Comprehensive Income. Amounts reported in "Other comprehensive income (loss)" related to settled hedging transactions will be amortized to "Interest expense" as the hedged forecasted transactions occur. Any ineffectiveness related to our hedging transactions is reported in our Consolidated Statements of Operations. See Note 6 - Financial Instruments and Hedging Activities for additional information.

Revenue Recognition

Revenue Recognition

We record rental revenues on a straight-line basis under which contractual rent increases are recognized evenly over the full lease term. Certain properties have leases that provide for tenant occupancy during periods where no rent is due or where minimum rent payments change during the term of the lease. Accordingly, we record receivables from tenants that we expect to collect over the remaining lease term rather than currently, which are recorded as a straight-line rent receivable. When we acquire a property, the terms of existing leases are considered to commence as of the acquisition date for the purposes of this calculation. The total increase to "Rental revenues" due to straight-line rent adjustments was approximately $9.2 million, $5.8 million and $1.8 million, respectively, for the years ended December 31, 2011, 2010 and 2009.

Tenant recovery income includes payments and amounts due from tenants pursuant to their leases for real estate taxes, insurance and other recoverable property operating expenses and is recognized as "Rental revenues" during the same period the related expenses are incurred. Tenant recovery income recognized as "Rental revenues" was approximately $46.4 million, $42.6 million and $43.9 million, respectively, for the years ended December 31, 2011, 2010 and 2009.

In connection with property acquisitions qualifying as business combinations, we may acquire leases with rental rates above or below the market rental rates. Such differences are recorded as an intangible lease asset or liability and amortized to "Rental revenues" over the reasonably assured term of the related leases. The unamortized balances of these assets and liabilities associated with the early termination of leases are fully amortized to their respective revenue line items in our Consolidated Statements of Operations on a straight-line basis over the estimated remaining contractual lease term. The total net impact to "Rental revenues" due to the amortization of above and below market rents and accelerated amortization due to early lease terminations was a increase of approximately $0.5 million, a decrease of $0.1 million and a decrease of $0.9 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Future minimum base rental payments, i.e., cash monthly contractual rent, due to us from our tenants under the terms of non-cancelable operating leases in effect as of December 31, 2011 were as follows (in thousands):

Year Ended December 31,	Amount
2012	$178,780
2013	139,904
2014	105,526
2015	77,266
2016	51,872
Thereafter	171,625

Total	$724,973

The schedule does not reflect future rental revenues from the potential renewal or replacement of existing and future leases and excludes tenant recovery income. Additionally, leases where the tenant can terminate the lease with short-term notice are not included.

Early lease termination fees are recorded in "Rental revenues" on a straight-line basis over the estimated remaining contractual lease term or upon collection if collectability is not assured. During the years ended December 31, 2011, 2010 and 2009, early lease termination fees were $0.6 million, $0.7 million and $2.1 million, respectively.

We earn revenues from asset management fees, acquisition fees, property management fees and fees for other services pursuant to joint venture and other agreements. These are included in our Consolidated Statements of Operations in "Institutional capital management and other fees." We recognize revenues from asset management fees, acquisition fees, property management fees and fees for other services when the related fees are earned and are realized or realizable.

Stock-Based Compensation

Stock-Based Compensation

On October 10, 2006, we established the Long-Term Incentive Plan, as amended, to grant restricted stock, LTIP Units, stock options and other awards to our personnel and directors. Awards granted under this plan are measured at fair value on the grant date and amortized to compensation expense on a straight-line basis over the service period during which the awards fully vest. Such expense is included in "General and administrative" expense in our Consolidated Statements of Operations. Options issued under the Long-Term Incentive Plan are valued using the Black-Scholes option pricing model, which relies on assumptions we make related to the expected term of the options, volatility, dividend yield and risk free interest rate.

Income And Other Taxes

Income and Other Taxes

We have elected to be taxed as a REIT, as defined under the Internal Revenue Code of 1986, as amended. As a REIT, we generally will not be subject to U.S. federal income taxes on our net income that is distributed to our stockholders if we distribute at least 90% of our REIT taxable income to our stockholders. REITs are also subject to a number of other organizational and operational requirements. If we fail to qualify as a REIT in any taxable year, our taxable income will be subject to U.S. federal income tax at regular corporate rates (including any applicable alternative minimum tax). Even if we qualify as a REIT, we may be subject to certain U.S. federal, state and local and non-U.S. income taxes. We also will be required to pay a 100% tax on non-arms length transactions between us and our taxable REIT subsidiary ("TRS") and on any net income from gain on property that was held for sale to customers in the ordinary course of business.

Certain of our operations (property management, asset ownership or management, sales of certain assets, etc.) may be conducted through taxable REIT subsidiaries, which are subsidiaries of the operating partnership and each of which we refer to as a TRS. A TRS is a C-corporation for which a REIT and its subsidiary C-corporation have jointly elected for the C-corporation to be a taxable REIT subsidiary of the REIT and therefore is subject to U.S. federal corporate income tax.

For our taxable REIT subsidiaries, deferred income taxes result from temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for U.S federal income tax purposes, as well as interest and loss carryforwards, and are measured using current enacted tax rates and laws that are expected to be in effect when the differences reverse. We reduce deferred tax assets by recording a valuation allowance when we determine based on available evidence that it is more likely than not that the assets will not be realized.

The Company follows FASB issued guidance for accounting for uncertainty in income taxes, which clarifies the accounting and disclosure for uncertainty in tax positions and seeks to reduce the diversity in practice associated with certain aspects of the recognition and measurement related to accounting for income taxes. The Company was subject to the provisions of this guidance as of January 1, 2007, and has analyzed its various federal and state filing positions, including the assertion that the income earned by the Company is not taxable.

The Company recognizes penalties and interest accrued related to unrecognized tax benefits, if any, as income tax expense. To the extent interest and penalties are not assessed with respect to uncertain tax positions, amounts accrued will be reduced and reflected as a reduction of the overall income tax expense. We had no interest expense or penalties related to unrecognized tax benefits for the years ended December 31, 2011, 2010 or 2009. As of December 31, 2011 and 2010, there were no unrecognized tax benefits. We do not anticipate a significant change to the total amount of unrecognized tax benefits within the next 12 months. Our tax returns are subject to examination in various jurisdictions for the calendar years 2007 through 2011.

New Accounting Standards

New Accounting Standards

During the second quarter of 2011, the FASB issued Accounting Standards Update No. 201-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS, which generally aligns the principles for fair value measurements and the related disclosure requirements under US GAAP and International Financial Reporting Standards ("IFRS"). This standard requires new disclosures, with a particular focus on Level 3 measurements, including; quantitative information about the significant unobservable inputs used for all Level 3 measurements; qualitative discussion about the sensitivity of recurring Level 3 measurements to changes in the unobservable inputs disclosed, including the interrelationship between inputs and a description of the company's valuation processes. This standard also requires disclosure of any transfers between Levels 1 and 2 of the fair value hierarchy; information about when the current use of a non-financial asset measured at fair value differs from its highest and best use and the hierarchy classification for items whose fair value is not recorded on the balance sheet but is disclosed in the notes. This standard is effective for interim and annual periods beginning after December 15, 2011. Early application is not permitted. We plan to adopt this standard during the first quarter of 2012 and do not expect that this standard will have a material effect on our Consolidated Financial Statements.

Also during the second quarter of 2011, the FASB issued Accounting Standards Update No. 2011-05, Presentation of Comprehensive Income, which eliminates the option to report other comprehensive income and its components in the statement of changes in stockholders' equity. Entities will have the option to present the components of net income and other comprehensive income either in a single continuous statement or in two separate but consecutive statements. This standard requires retrospective application and is effective for interim and annual periods beginning after December 15, 2011. Early application is permitted. We adopted this standard during the first quarter of 2012 and have presented the components of net income and other comprehensive income in two separate but consecutive statements. The accompanying consolidated financial statements include a consolidated statement of comprehensive income for each of the three years in the period ended December 31, 2011.

Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Schedule Of Standard Depreciable Life

Description	Standard Depreciable Life
Land	Not depreciated
Building	20– 40 years
Building and land improvements	5– 20 years
Tenant improvements	Shorter of lease term or useful life
Leasehold improvements	5– 20 years
Leasing costs	Lease term
Other intangible lease assets	Average term of leases for property
Above/below market rent assets/liabilities	Reasonably assured lease term

Future Minimum Base Rental Payments

Year Ended December 31,	Amount
2012	$178,780
2013	139,904
2014	105,526
2015	77,266
2016	51,872
Thereafter	171,625

Total	$724,973

Investment In Properties (Tables)	12 Months Ended
Dec. 31, 2011
Investment In Properties [Abstract]
Schedule Of Investment In Properties

	December 31, 2011	December 31, 2010
Operating properties	$3,100,172	$2,954,754
Properties under redevelopment	4,284	3,316
Properties under development	9,525	55,698
Properties in pre-development including land held	47,082	23,668

Total Investment in Properties	3,161,063	3,037,436
Less accumulated depreciation and amortization	(589,314)	(528,705)

Net Investment in Properties	$2,571,749	2,508,731

Schedule Of Intangible Lease Assets

	December 31, 2011			December 31, 2010
	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Other intangible lease assets	$77,692	$(38,549)	$39,143	$83,394	$(42,168)	$41,226
Above market rent	7,087	(5,191)	1,896	10,103	(6,955)	3,148
Below market rent	(26,905)	8,008	(18,897)	(25,043)	6,295	(18,748)

Schedule Of Estimated Amortization Of Intangible Lease Assets And Above/Below Market Rents

For the Period Ended December 31,	Estimated Net Amortization of Intangible Lease Assets	Estimated Net (Increase) to Rental Revenues Related to Above and Below Market Rents
2012	9,551	(720)
2013	6,348	(1,211)
2014	5,033	(1,061)
2015	3,881	(899)
2016	2,720	(691)
Thereafter	11,610	(12,419)

Total	$39,143	$(17,001)

Investments In And Advances To Unconsolidated Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2011
Investments In And Advances To Unconsolidated Joint Ventures [Abstract]
Investments In And Advances To Unconsolidated Joint Ventures

Unconsolidated Joint Ventures	DCT Ownership Percentage as of December 31, 2011	Number of Buildings	Unconsolidated Net Equity Investment as of
			December 31, 2011	December 31, 2010
			(in thousands)
Institutional Funds:
DCT/SPF Industrial Operating LLC	20%	14	$45,510	$47,243
TRT-DCT Venture I	4.4%	13	548	774
TRT-DCT Venture II(3)	11.4%	5	2,172	2,437
TRT-DCT Venture III(3)	10%	5	1,491	1,594
DCT Fund I LLC	20%	6	(313)	376

Total Institutional Funds		43	49,408	52,424
Other:
Stirling Capital Investments (SCLA)(1)	50%	6	58,629	45,313
IDI/DCT, LLC(2) (3)	50%	3	28,240	37,721
IDI/DCT Buford, LLC (land only)	75%	—	3,001	2,997

Total Other		9	89,870	86,031

Total		52	$139,278	$138,455

(1)	Although we contributed 100% of the initial cash equity capital required by the venture, our partners retain certain participation rights in the venture's available cash flows.
(2)	See discussion of impairment recorded on our investment in this unconsolidated joint venture during 2011 below.
(3)

During 2011, our unconsolidated joint ventures completed dispositions of three properties in Cincinnati, Kansas City and Northern California for gross proceeds, net of joint venture partners' interest, of $13.8 million. We recognized deferred gains upon disposition of these properties totaling $0.7 million.

Selected Combined Financial Information For Unconsolidated Joint Ventures

	2011	2010	2009
Real estate, net of accumulated depreciation	$739,373	$801,048	$828,452
Total assets	$765,427	$824,188	$849,645
Secured notes payable	$290,983	$317,143	$355,840
Total liabilities	$368,018	$391,647	$431,879
Partners' capital	$397,409	$432,541	$417,766
Rental revenues	$62,971	$64,322	$68,180
Operating expenses	$16,270	$16,559	$17,662
Depreciation expense	$33,769	$33,003	$37,370
Interest expense	$20,754	$20,591	$19,706
Net income (loss)	$(12,767)	$(8,285)	$1,317

Outstanding Indebtedness (Tables)	12 Months Ended
Dec. 31, 2011
Outstanding Indebtedness [Abstract]
Summary Of Outstanding Indebtedness

	Interest Rate(1)	Maturity Date	Outstanding Balance as of December 31,

			2011	2010
Senior Unsecured Notes:
5 year, fixed rate(2)	5.53%	April 2011	$—	$50,000
2 year, variable rate	1.91%	June 2011	—	200,000
5 year, fixed rate	6.11%	June 2013	175,000	175,000
8 year, fixed rate(2)	5.68%	January 2014	50,000	50,000
3 year, variable rate(3)	2.63%	June 2015	175,000	—
9 year, fixed rate	5.43%	April 2020	50,000	—
10 year, fixed rate(2)	5.77%	April 2016	50,000	50,000
Private Placement 5 year, fixed rate	5.63%	June 2015	40,000	40,000
Private Placement 7 year, fixed rate	6.31%	June 2017	51,000	51,000
Private Placement 8 year, fixed rate	6.52%	June 2018	41,500	41,500
Private Placement 11 year, fixed rate	6.95%	June 2021	77,500	77,500
2011 Private Placement 5 year, fixed rate	4.02%	August 2016	49,000	—
2011 Private Placement 7 year, fixed rate	4.69%	August 2018	40,000	—
2011 Private Placement 8 year, fixed rate	4.97%	August 2019	46,000	—
2011 Private Placement 10 year, fixed rate	5.42%	August 2021	15,000	—
2011 Private Placement 11 year, fixed rate	5.50%	August 2022	40,000	—
2011 Private Placement 12 year, fixed rate	5.57%	August 2023	35,000	—
Mortgage Notes:
Variable:
Cabot	1.46%	October 2011	—	25,237
Fixed:
7 year, fixed rate	5.00%	March 2011	—	35,686
Kennedy Drive	7.55%	April 2011	—	3,786
Memphis Distriplex	6.79%	July 2011	—	4,283
Business Center	7.48%	August 2011	—	3,681
Cabot	4.79%	October 2011	—	13,507
Cabot	4.92%	October 2011	—	37,043
Roosevelt Distribution Center.	7.11%	December 2011	—	1,961
Baltimore-Washington	6.25%	September 2012	24,480	24,999
Willowbrook	6.84%	September 2012	7,570	7,726
Greens Crossing	6.44%	October 2012	6,329	6,505
Mid South Logistics Center	6.40%	November 2012	11,641	11,859
Louisville Logistics Center	6.04%	January 2013	5,120	5,464
111 Lake Drive.	5.79%	April 2013	4,981	5,073
Binney & Smith Distribution Center	6.97%	June 2013	7,058	7,968
8 year, fixed rate	4.97%	October 2013	16,776	17,283
Shelby 5	5.69%	December 2013	6,055	6,436
1700 Desoto	6.00%	April 2014	3,407	—
10 year, fixed rate(2)	5.31%	January 2015	47,539	48,952
Shelby 4	7.40%	December 2017	859	979
Miami Commerce Center	6.91%	October 2018	3,928	4,406
Cabot	6.17%	March 2019	51,814	52,477
Cabot	6.11%	February 2020	68,339	69,230
Rollins Road	4.25%	December 2021	19,962	—
Haven A	7.29%	October 2022	8,845	9,410
Shelby 19	6.72%	November 2022	9,444	10,065
6th & Rochester	4.96%	August 2023	3,630	—
Mohawk	5.75%	August 2025	7,415	7,793

Weighted Avg./Totals(4)	5.36%		1,250,192	1,156,809
Premiums/Discounts, Net of Amortization(5)	N/A		2,591	3,550

Total Senior Unsecured Notes and Mortgage Notes	N/A		1,252,783	1,160,359
Senior Unsecured Revolving Credit Facility(6)	2.38%	June 2015	—	51,000

Total Carrying Value of Debt	N/A		$1,252,783	$1,211,359

Fixed Rate Debt(4)	5.81%		$1,075,192	$931,572
Premiums/Discounts, Net of Amortization (5)	N/A		2,591	3,550
Variable Rate Debt(4)	2.63%		175,000	276,237

Total Carrying Value of Debt	N/A		$1,252,783	$1,211,359

(footnotes on following page)

(footnotes to previous page)

(1)	Interest rates for fixed rate debt are stated rates. Interest rates for variable rate debt are the interest rate charged as of the last payment in 2011.
(2)	We assigned certain derivative instruments to these notes and the fair value of these derivative instruments are amortized to interest expense over the life of the assigned notes.
(3)	The $175.0 million term loan agreement bears interest at either 0.80% to 1.65% over prime or 1.80% to 2.65% over LIBOR, per annum at our election, depending upon our leverage ratio.
(4)	Weighted average interest rates are based upon outstanding balances as of December 31, 2011.
(5)

Certain mortgages were assumed in conjunction with the acquisition of properties and the difference between the fair value and the face value of these notes at the date of acquisition is reflected as a premium or discount which are amortized to interest expense over the remaining life of the underlying note.

(6)

The Company refinanced its $300 million senior unsecured revolving credit facility in June 2011. The new facility expires on June 3, 2015 and bears interest at either 0.65% to 1.35% over prime or 1.65% to 2.35% over LIBOR, per annum at our election, depending upon our leverage ratio. We have issued two letters of credit secured by the senior unsecured credit facility totaling $9.8 million.

Schedule Of Maturities Of Debt

Year	Senior Unsecured Notes	Mortgage Notes	Unsecured Credit Facility	Total
2012	$—	$57,659	$—	$57,659
2013	175,000	44,295	—	219,295
2014	50,000	9,975	—	59,975
2015	215,000	48,343	—	263,343
2016	99,000	5,724	—	104,724
Thereafter	396,000	149,196	—	545,196

Total	$935,000	$315,192	$—	$1,250,192

Financial Instruments And Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2011
Financial Instruments And Hedging Activities [Abstract]
Summary Of Financial Instruments

	Balances as of December 31, 2011		Balances as of December 31, 2010
	Carrying Amounts	Estimated Fair Value	Carrying Amounts	Estimated Fair Value
Notes receivable(1)	$1,053	$1,058	$1,222	$1,423
Borrowings(1):
Senior unsecured revolving credit facility	$—	$—	$51,000	$51,000
Fixed rate debt(2)	$1,077,783	$1,218,321	$935,122	$977,258
Variable rate debt	$175,000	$174,979	$225,237	$224,304
Interest rate contracts:
Interest rate swaps(3)	$(26,746)	$(26,746)	$(10,109)	$(10,109)

(1)

The fair values of our notes receivable and borrowings were estimated using a discounted cash flow methodology. Credit spreads and market interest rates used to determine the fair value of these instruments are based on unobservable Level 3 inputs which management has determined to be its best estimate of current market values.

(2)

The carrying amount of our fixed rate debt includes premiums and discounts as a result of the difference between the fair value and face value of debt assumed in connection with our acquisition activities.

(3)

The fair value of our interest rate swap is determined using the market standard methodology of netting the discounted future fixed cash flows and the discounted expected variable cash flows based on an expectation of future interest rates derived from Level 2 observable market interest rate curves. We also incorporate a credit valuation adjustment, which is derived using unobservable Level 3 inputs, to appropriately reflect both our nonperformance risk and the respective counterparty's nonperformance risk in the fair value measurement. For further discussion on the fair value of our interest rate swap, see Note 2—Significant Accounting Policies.

Reconciliation Of Liabilities Measured At Fair Value On Recurring Basis Using Unobservable Inputs

	For the Year Ended December 31,
	2011	2010
Level 3 Liabilities:	(in thousands)
Interest Rate Swaps:
Beginning balance at January 1	$(10,109)	$(4,070)
Net unrealized loss included in accumulated other comprehensive loss	(16,637)	(7,358)
Realized losses (effective portion) recognized in interest expense	—	1,319

Ending balance at December 31	$(26,746)	$(10,109)

Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments And Contingencies [Abstract]
Summary Of Minimum Annual Rentals Under Operating Leases

Year Ended December 31:	Operating Leases	Ground Leases
2012	$656	$474
2013	636	474
2014	638	489
2015	560	544
2016	435	544
Thereafter	30	11,208

Total	$2,955	$13,733

Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2011
Noncontrolling Interests [Abstract]
Schedule Of Noncontrolling Interests

	For the Years Ended December 31,
	2011	2010	2009
Noncontrolling interests' share of loss from continuing operations	$4,192	$4,665	$3,894
Noncontrolling interests' share of (income) loss from discontinued operations	(599)	558	(770)

Net loss attributable to noncontrolling interests	$3,593	$5,223	$3,124

Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2011
Stockholders' Equity [Abstract]
Distributions Paid And/Or Declared To Date By Board Of Directors

Amount Declared During Quarter Ended in 2011:	Per Share	Date Paid
December 31,	$0.0700	January 12, 2012
September 30,	0.0700	October 18, 2011
June 30,	0.0700	July 19, 2011
March 31,	0.0700	April 19, 2011

Total 2011	$0.2800

Amount Declared During Quarter Ended in 2010:	Per Share	Date Paid
December 31,	$0.0700	January 13, 2011
September 30,	0.0700	October 14, 2010
June 30,	0.0700	July 15, 2010
March 31,	0.0700	April 15, 2010

Total 2010	$0.2800

Amount Declared During Quarter Ended in 2009:	Per Share	Date Paid
December 31,	$0.0700	January 15, 2010
September 30,	0.0700	October 16, 2009
June 30,	0.0800	July 17, 2009
March 31,	0.0800	April 17, 2009

Total 2009	$0.3000

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Computation Of Basic And Diluted Earnings Per Common Share

	For the Years Ended December 31,
	2011	2010	2009
Earnings per Common share – Basic and Diluted
Numerator
Loss from continuing operations	$ (35,197)	$ (38,021)	$ (27,825)
Gain on dispositions of real estate interests	—	13	5
Loss from continuing operations and gain attributable to noncontrolling interests	4,192	4,665	3,894

Loss from continuing operations attributable to common stockholders	(31,005)	(33,343)	(23,926)
Less: Distributed and undistributed earnings allocated to participating securities	(443)	(480)	(436)

Numerator for adjusted loss from continuing operations attributable to common stockholders	(31,448)	(33,823)	(24,362)
Numerator for income (loss) from discontinued operations attributable to common stockholders	5,755	(4,487)	5,341

Adjusted net loss attributable to common stockholders	$ (25,693)	$ (38,310)	$ (19,021)

Denominator
Weighted average common shares outstanding – basic and dilutive	242,591	212,412	192,900

Earnings per Common Share – Basic and Diluted
Loss from continuing operations	$ (0.13)	$ (0.16)	$ (0.13)
Income (loss) from discontinued operations	0.02	(0.02)	0.03

Net loss attributable to common stockholders	$ (0.11)	$ (0.18)	$ (0.10)

Equity Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Equity Based Compensation [Abstract]
Additional Information Concerning Unvested Phantom Shares, Restricted Stock And LTIP Units

	Phantom Shares		Restricted Stock		LTIP Units
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2008	30	$9.36	173	$9.30	994	$9.70
Granted	61	4.60	252	3.49	473	3.22
Vested	(30)	9.36	(66)	9.17	(464)	8.21
Forfeited	(9)	4.60	(39)	6.07	—	—

Unvested at December 31, 2009	52	$4.60	320	$5.14	1,003	$7.33
Granted	54	5.17	171	4.64	636	4.62
Vested	(52)	4.60	(85)	5.50	(310)	7.86
Forfeited	—	—	(20)	5.55	—	—

Unvested at December 31, 2010	54	$5.17	386	$4.82	1,329	$5.91
Granted	55	5.71	159	5.54	553	5.41
Vested	(54)	5.17	(123)	5.01	(653)	7.03
Forfeited	—	—	(74)	5.35	(219)	5.54

Unvested at December 31, 2011	55	$5.71	348	$4.97	1,010	$5.04

Assumptions Used In Valuing Options

	2011	2010	2009
Expected term of options(1)	5.50 –6.25 years	6.20 –6.25 years	5.50 –6.25 years
Expected volatility – range used	48.18% -64.51%	53.18% -55.90%	42.96% -51.55%
Expected volatility – weighted average	48.04%	53.46%	43.71%
Expected dividend yield – range used	5.05% – 5.77%	4.97% – 6.14%	5.73% - 10.60%
Expected dividend yield – weighted average	5.02%	6.12%	9.36%
Risk-free interest rate	0.97% – 2.55%	1.82% - 2.81%	1.90% - 2.80%

(1)

We use the simplified method to determine the estimated life of our option awards as sufficient historical exercise data is unavailable. Under the simplified method the expected term is calculated as the midpoint between the vesting and the end of the contractual term of the option.

Summary Of Total Options Outstanding, Granted, Exercised, Expired And Forfeited

	Independent Director Option Plan	Employee Option Plan	Long-Term Incentive Plan	Weighted Average Option Price Per Share	Weighted Average Fair Value of Options Granted During the Year	Weighted Average Remaining Contractual Life (Years)	Intrinsic Value
	(options in thousands)						(in thousands)
Issued and Outstanding as of December 31, 2008	80	289	2,165	$9.61
Granted	—	—	1,553	3.42	$0.55
Exercised		—	(140)	3.41			$297
Forfeited and/or expired	—	(100)	(404)	9.29

Issued and Outstanding as of December 31, 2009	80	189	3,174	$7.11
Granted	—	—	499	4.58	$1.38
Exercised	—	—	(6)	3.41			$10
Forfeited and/or expired	—	(115)	(69)	9.85

Issued and Outstanding as of December 31, 2010	80	74	3,598	$6.65
Granted	—	—	441	5.54	$1.66
Exercised	—	—	(243)	3.64
Forfeited and/or expired	(15)	(74)	(757)	7.57

Issued and Outstanding as of December 31, 2011	65	—	3,039	$6.48		6.26	$1,901

Exercisable as of December 31, 2011	65	—	1,890	$7.17		6.26	$1,210

Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information [Abstract]
Total Assets, Net Of Accumulated Depreciation And Amortization, By Segment
	December 31, 2011	December 31, 2010
Segments:
East	$ 936,305	$ 955,276
Central	1,021,956	1,031,186
West	669,591	568,147

Total segment assets(1)	2,627,852	2,554,609

Non-segment assets:
Non-segment cash and cash equivalents	11,624	14,071
Other non-segment assets (2)	153,822	151,209

Total Assets	$ 2,793,298	$ 2,719,889

(1)

Other non-segment assets primarily consists of corporate assets including investments in and advances to unconsolidated joint ventures, notes receivable, deferred loan costs, straight-line rent and other receivables and other assets.

The following table sets forth the rental revenues of our segments in continuing operations and a reconciliation of our segment rental revenues to our reported consolidated total revenues for the years ended December 31, 2011, 2010 and 2009 (in thousands).

	2011	2010	2009
East	$ 85,923	$ 76,476	$ 74,703
Central	98,942	96,628	99,264
West	55,240	43,523	45,893

Rental revenues	240,105	216,627	219,860
Institutional capital management and other fees	4,291	4,133	2,701

Total revenues	$ 244,396	$ 220,760	$ 222,561

Reconciliation Of Segment Rental Revenues To Consolidated Entity

	2011	2010	2009
East	$ 85,923	$ 76,476	$ 74,703
Central	98,942	96,628	99,264
West	55,240	43,523	45,893

Rental revenues	240,105	216,627	219,860
Institutional capital management and other fees	4,291	4,133	2,701

Total revenues	$ 244,396	$ 220,760	$ 222,561

Reconciliation Of Property Net Operating Income To Consolidated Entity
	2011	2010	2009
East	$ 62,987	$ 55,102	$ 53,697
Central	68,479	66,765	70,288
West	41,297	30,449	34,184

Property NOI (2)	172,763	152,316	158,169
Institutional capital management and other fees	4,291	4,133	2,701
Real estate related depreciation and amortization	(117,611)	(104,475)	(99,583)
Impairment losses	—	(4,100)	—
Casualty gains	33	—	—
General and administrative	(25,925)	(25,262)	(29,224)
Equity in income (loss) of unconsolidated joint ventures, net	(2,556)	(2,986)	2,698
Impairment losses on investments in unconsolidated joint ventures	(1,953)	(216)	(300)
Loss on business combinations	—	(395)	(10,325)
Interest expense	(63,785)	(56,474)	(52,260)
Interest and other income (expense)	(310)	356	1,916
Income tax expense and other taxes	(144)	(918)	(1,617)

Loss from continuing operations	$ (35,197)	$ (38,021)	$ (27,825)

(2) Property net operating income ("property NOI") is defined as rental revenues, including reimbursements, less rental expenses and real estate taxes, which excludes depreciation, amortization, impairment, general and administrative expenses and interest expense. We consider property NOI to be an appropriate supplemental performance measure because property NOI reflects the operating performance of our properties and excludes certain items that are not considered to be controllable in connection with the management of the property such as depreciation, amortization, impairment, general and administrative expenses, and interest expense. However, property NOI should not be viewed as an alternative measure of our financial performance since it excludes expenses which could materially impact our results of operations. Further, our property NOI may not be comparable to that of other real estate companies, as they may use different methodologies for calculating property NOI. Therefore, we believe net income (loss) attributable to common stockholders, as defined by GAAP, to be the most appropriate measure to evaluate our overall financial performance.

Discontinued Operations And Assets Held For Sale (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations And Assets Held For Sale [Abstract]
Summary Of Income (Loss) From Discontinued Operations

	2011	2010	2009
Rental revenues	$ 18,173	$ 18,843	$ 23,563
Rental expenses and real estate taxes	(5,119)	(5,936)	(6,126)
Real estate related depreciation and amortization	(11,378)	(11,429)	(11,667)
General and administrative	(2)	—	(220)

Operating income	1,674	1,478	5,550
Interest expense	(469)	(524)	(590)
Interest income and other income (expense)	61	(45)	722
Income tax benefit (expense) and other taxes	—	(19)	(239)
Casualty gain	1,265	—	—

Income (loss) before gain on dispositions of real estate interests and impairment losses	2,531	890	5,443
Gain on dispositions of real estate interests	12,030	2,077	1,349
Impairment losses	(8,207)	(8,012)	(681)

Income (loss) from discontinued operations	$ 6,354	$ (5,045)	$ 6,111

Quarterly Results (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Results [Abstract]
Schedule Of Quarterly Results

	For the Quarter Ended				For the Year Ended
	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011	December 31, 2011
Total revenues	$ 58,829	$ 59,689	$ 62,013	$ 63,865	$ 244,396
Total operating expenses	$ 52,195	$ 53,102	$ 54,053	$ 51,495	$ 210,845
Operating income	$ 6,634	$ 6,587	$ 7,960	$ 12,370	$ 33,551
Loss from continuing operations	$ (10,090)	$ (11,191)	$ (9,822)	$ (4,094)	$ (35,197)
Income from discontinued operations	$ 245	$ 1,656	$ 731	$ 3,722	$ 6,354
Net loss attributable to common stockholders	$ (8,536)	$ (8,475)	$ (8,076)	$ (163)	$ (25,250)

Earnings per common share – basic and diluted:
Loss from continuing operations	$ (0.04)	$ (0.04)	$ (0.03)	$ (0.02)	$ (0.13)
Income from discontinued operations	0.00	0.00	0.00	0.02	0.02

Net loss attributable to common stockholders	$ (0.04)	$ (0.04)	$ (0.03)	$ (0.00)	$ (0.11)

Basic and diluted common shares outstanding	233,288	245,413	245,805	245,939	242,591

The following table presents selected unaudited quarterly financial data for each quarter during the year ended December 31, 2010 (in thousands except per share information).

	For the Quarter Ended				For the Year Ended
	March 31, 2010	June 30, 2010	September 30, 2010	December 31, 2010	December 31, 2010
Total revenues	$ 53,912	$ 54,652	$ 56,414	$ 55,782	$ 220,760
Total operating expenses	$ 48,231	$ 48,573	$ 49,035	$ 52,309	$ 198,148
Operating income	$ 5,681	$ 6,079	$ 7,379	$ 3,473	$ 22,612
Loss from continuing operations	$ (8,636)	$ (7,616)	$ (9,307)	$ (12,462)	$ (38,021)
Income (loss) from discontinued operations	$ 399	$ (4,501)	$ (512)	$ (431)	$ (5,045)
Gain (loss) on dispositions of real estate interests	$ 16	$ —	$ (3)	$ —	$ 13
Net loss attributable to common stockholders	$ (7,224)	$ (10,731)	$ (8,680)	$ (11,195)	$ (37,830)

Earnings per common share – basic and diluted:
Loss from continuing operations	$ (0.04)	$ (0.03)	$ (0.04)	$ (0.05)	$ (0.16)
Income (loss) from discontinued operations	0.00	(0.02)	(0.00)	(0.00)	(0.02)

Net loss attributable to common stockholders	$ (0.04)	$ (0.05)	$ (0.04)	$ (0.05)	$ (0.18)

Basic and diluted common shares outstanding	208,350	210,841	211,634	218,723	212,412

Organization (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Real Estate Properties [Line Items]
Percentage of outstanding equity ownership interest		90.40%	90.00%
Square feet of real estate properties	2,000,000	2,700,000	500,000
Number of customers leased		900
Number of operating properties		409
Number of institutional partners		5
Total Square Feet Of Company Properties Leased [Member]
Real Estate Properties [Line Items]
Square feet of real estate properties		75,500,000
Wholly Owned Properties [Member]
Real Estate Properties [Line Items]
Square feet of real estate properties		58,100,000
Number of operating properties		408
Occupancy rate		90.60%
Unconsolidated Properties Managed On Behalf Of Institutional Joint Venture Partners [Member]
Real Estate Properties [Line Items]
Square feet of real estate properties		17,200,000
Number of operating properties		52
Occupancy rate		86.30%
Managed Only Properties On Behalf Of Institutional Joint Venture Partners [Member]
Real Estate Properties [Line Items]
Number of operating properties		1
Consolidated Properties Under Redevelopment [Member]
Real Estate Properties [Line Items]
Square feet of real estate properties		200,000
Number of operating properties		1

Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Summary Of significant Accounting Policy [Line Items]
Impairment losses on investments in unconsolidated joint ventures		$ 1,953,000	$ 216,000	$ 300,000
Notes receivable, non-affiliates		1,100,000	1,200,000
Notes mature on dates range		June 2012 to June 2017
Depreciation recorded after major cessation construction activity period, years		1
Impairment losses	4,600,000	10,160,000	12,328,000	981,000
Accumulated amortization of deferred loan costs		3,100,000	4,200,000
Interest expense for amortization of loan costs		2,100,000	2,300,000	2,300,000
Straight-line rent and other receivables, net of allowance for doubtful accounts		1,256,000	2,088,000
Premium balances net of accumulated amortization		2,600,000	3,600,000
Effect of early lease terminations on revenue		500,000	(100,000)	(900,000)
Tenant recovery		46,400,000	42,600,000	43,900,000
REIT taxable income to our stockholders		90.00%
Tax on non-arms length transactions		100.00%
Minimum [Member]
Summary Of significant Accounting Policy [Line Items]
Interest rates on notes receivable		7.50%
Maximum [Member]
Summary Of significant Accounting Policy [Line Items]
Interest rates on notes receivable		10.00%
Rental Adjustment [Member]
Summary Of significant Accounting Policy [Line Items]
Effect of straight line rent adjustments on revenue		9,200,000	5,800,000	1,800,000
Lease Termination Fees [Member]
Summary Of significant Accounting Policy [Line Items]
Effect Of Rental Adjustment And Amortization Of Early Lease Termination On Revenue		600,000	700,000	2,100,000
Consolidated Portfolio [Member]
Summary Of significant Accounting Policy [Line Items]
Impairment on our investment in the joint venture			4,100,000
Impairment losses		400,000
Unconsolidated Portfolios [Member]
Summary Of significant Accounting Policy [Line Items]
Impairment on our investment in the joint venture			$ 200,000

Summary Of Significant Accounting Policies (Schedule Of Standard Depreciable Life) (Details)	12 Months Ended
Dec. 31, 2011
Land [Member]
Summary Of significant Accounting Policy [Line Items]
Standard depreciable life	Not depreciated
Buildings [Member]
Summary Of significant Accounting Policy [Line Items]
Standard depreciable life, minimum, years	20
Standard depreciable life, maximum, years	40
Building And Land Improvements [Member]
Summary Of significant Accounting Policy [Line Items]
Standard depreciable life, minimum, years	5
Standard depreciable life, maximum, years	20
Tenant Improvements [Member]
Summary Of significant Accounting Policy [Line Items]
Standard depreciable life	Shorter of lease term or useful life
Leasehold Improvements [Member]
Summary Of significant Accounting Policy [Line Items]
Standard depreciable life, minimum, years	5
Standard depreciable life, maximum, years	20
Leasing Costs [Member]
Summary Of significant Accounting Policy [Line Items]
Standard depreciable life	Lease term
Other Intangible Lease Assets [Member]
Summary Of significant Accounting Policy [Line Items]
Standard life of intangible assets	Average term of leases for property
Above/Below Market Rent Assets/Liabilities [Member]
Summary Of significant Accounting Policy [Line Items]
Standard depreciable life	Reasonably assured lease term

Summary Of Significant Accounting Policies (Future Minimum Base Rental Payments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
2012	$ 178,780
2013	139,904
2014	105,526
2015	77,266
2016	51,872
Thereafter	171,625
Total	$ 724,973

Investment In Properties (Narrative) (Details) (USD $)	1 Months Ended		12 Months Ended
	Apr. 30, 2011	Feb. 28, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Business Acquisition [Line Items]
Number of operating properties			409
Proceeds from dispositions of real estate investments, net			$ 106,455,000	$ 19,391,000	$ 29,008,000
Impairments			(8,207,000)
Total investment in properties			3,161,063,000	3,037,436,000
Aggregate value of assets acquired			196,900,000	106,800,000
Aggregate value of assets acquired attributable to non-controlling interests			9,800,000	14,000,000
Aggregate amortization expense for intangible lease assets			11,400,000	11,000,000	17,000,000
Number of real estate properties damaged		1
Initial payment received from tenant for damages	5,000,000
Repairing costs for damages	5,100,000
Losses incurred for damages occurred	3,800,000
Casualty gain on sale of property damaged			1,300,000
2011 Disposition Activity [Member]
Business Acquisition [Line Items]
Number of operating properties sold			16
Proceeds from dispositions of real estate investments, net			108,300,000
Impairments			7,800,000
Gain on sale of property			12,000,000
2010 Disposition Activity [Member]
Business Acquisition [Line Items]
Area of industrial buildings				500,000
Number of operating properties sold				8
Proceeds from dispositions of real estate investments, net				21,600,000
Impairments				3,500,000
Gain on sale of property				2,100,000
2011 Development Activity [Member]
Business Acquisition [Line Items]
Area of land			102.2
Acquisition of land parcels			5
Purchase price for acquired land			25,700,000
2011 Development Activity [Member] | Buildings [Member]
Business Acquisition [Line Items]
Total cost for construction			9,600,000
2010 Development Activity [Member] | 8th And Vineyard [Member]
Business Acquisition [Line Items]
Area of land				19.3
Purchase price for acquired land				4,700,000
Cincinnati Market [Member] | 2011 Disposition Activity [Member]
Business Acquisition [Line Items]
Area of industrial buildings			2,700,000
Baltimore/Washington D.C. Markets [Member] | 2011 Development Activity [Member]
Business Acquisition [Line Items]
Number of operating properties			2
Baltimore/Washington D.C. Markets [Member] | 2011 Development Activity [Member] | Buildings [Member]
Business Acquisition [Line Items]
Area of industrial buildings			200,000
Houston Markets [Member] | 2011 Development Activity [Member] | Buildings [Member]
Business Acquisition [Line Items]
Area of industrial buildings			300,000
2011 Acquisition Activity [Member]
Business Acquisition [Line Items]
Number of operating properties			24
Total investment in properties			187,100,000
2011 Acquisition Activity [Member] | Buildings [Member]
Business Acquisition [Line Items]
Area of industrial buildings			2,800,000
Real estate acquisition related costs			1,900,000
2010 Acquisition Activity [Member]
Business Acquisition [Line Items]
Number of operating properties				10
Tangible real estate				92,800,000
2010 Acquisition Activity [Member] | Buildings [Member]
Business Acquisition [Line Items]
Area of industrial buildings				1,000,000
Real estate acquisition related costs				$ 1,200,000
Controlling Ownership Interests Acquisition Activity [Member]
Business Acquisition [Line Items]
Area of industrial buildings			400,000
Number of operating properties			3	2
Controlling Ownership Interests Acquisition Activity [Member] | Buildings [Member]
Business Acquisition [Line Items]
Area of industrial buildings				500,000

Investment In Properties (Schedule Of Investment In Properties) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Investment In Properties [Abstract]
Operating properties	$ 3,100,172	$ 2,954,754
Properties under redevelopment	4,284	3,316
Properties under development	9,525	55,698
Properties in pre-development including land held	47,082	23,668
Total investment in properties	3,161,063	3,037,436
Less accumulated depreciation and amortization	(589,314)	(528,705)
Net Investment in Properties	$ 2,571,749	$ 2,508,731

Investment In Properties (Schedule Of Intangible Lease Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Other Intangible Lease Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, Gross	$ 77,692	$ 83,394
Intangible asset, Accumulated Amortization	(38,549)	(42,168)
Intangible asset, Net	39,143	41,226
Above Market Rent [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, Gross	7,087	10,103
Intangible asset, Accumulated Amortization	(5,191)	(6,955)
Intangible asset, Net	1,896	3,148
Below Market Rent [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible asset, Gross	(26,905)	(25,043)
Intangible asset, Accumulated Amortization	8,008	6,295
Intangible asset, Net	$ (18,897)	$ (18,748)

Investment In Properties (Schedule Of Estimated Amortization Of Intangible Lease Assets And Above/Below Market Rents) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Investment In Properties [Abstract]
Estimated Net Amortization of Intangible Lease Assets, 2012	$ 9,551
Estimated Net Amortization of Intangible Lease Assets, 2013	6,348
Estimated Net Amortization of Intangible Lease Assets, 2014	5,033
Estimated Net Amortization of Intangible Lease Assets, 2015	3,881
Estimated Net Amortization of Intangible Lease Assets, 2016	2,720
Estimated Net Amortization of Intangible Lease Assets, Thereafter	11,610
Estimated Net Amortization of Intangible Lease Assets, Total	39,143
Estimated Net (Increase) to Rental Revenues Related to Above and Below Market Rents, 2012	(720)
Estimated Net (Increase) to Rental Revenues Related to Above and Below Market Rents, 2013	(1,211)
Estimated Net (Increase) to Rental Revenues Related to Above and Below Market Rents, 2014	(1,061)
Estimated Net (Increase) to Rental Revenues Related to Above and Below Market Rents, 2015	(899)
Estimated Net (Increase) to Rental Revenues Related to Above and Below Market Rents, 2016	(691)
Estimated Net (Increase) to Rental Revenues Related to Above and Below Market Rents, Thereafter	(12,419)
Estimated Net (Increase) to Rental Revenues Related to Above and Below Market Rents, Total	$ (17,001)

Investments In And Advances To Unconsolidated Joint Ventures (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Debt		$ 317,783,000
Square feet of real estate properties	2,000,000	2,700,000		500,000
Number of buildings		409
Investments in and advances to unconsolidated joint ventures		139,278,000		138,455,000
Exceeds our share of the underlying equity in net assets of our joint ventures		16,700,000		15,800,000
DCT/SPF Industrial Operating LLC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage		20.00%
TRT-DCT Venture I [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage		4.40%
TRT-DCT Venture I [Member] | Institutional Capital Management Joint Ventures [Member]
Schedule of Equity Method Investments [Line Items]
Deferred gains on property		400,000
TRT-DCT Venture II [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage		11.40%	[1]
TRT-DCT Venture II [Member] | Institutional Capital Management Joint Ventures [Member]
Schedule of Equity Method Investments [Line Items]
Deferred gains on property		600,000
TRT-DCT Venture III [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage		10.00%	[1]
DCT Fund I LLC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage		20.00%
DCT Fund I LLC [Member] | Institutional Capital Management Joint Ventures [Member]
Schedule of Equity Method Investments [Line Items]
Deferred gains on property		1,600,000
IDI/DCT, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage		50.00%	[1],[2]
Debt		24,100,000
Impairment on our investment in the joint venture		2,000,000
IDI/DCT, LLC [Member] | Development Projects In Unconsolidated Joint Ventures [Member]
Schedule of Equity Method Investments [Line Items]
Land available for development (in acres)		113
Additional capital contribution by joint venture				6,000,000
IDI/DCT Buford, LLC (Land Only) [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage		75.00%
IDI/DCT Buford, LLC (Land Only) [Member] | Development Projects In Unconsolidated Joint Ventures [Member]
Schedule of Equity Method Investments [Line Items]
Land (in acres)		47
Impairment on our investment in the joint venture				200,000
DCT [Member]
Schedule of Equity Method Investments [Line Items]
Additional capital contribution by joint venture				24,200,000
JP Morgan Venture [Member] | Institutional Capital Management Joint Ventures [Member]
Schedule of Equity Method Investments [Line Items]
Deferred gains on property		$ 3,100,000
SCLA [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of operating building occupied		95.40%
Square feet of real estate properties		2,000,000
Number of buildings		6
SCLA [Member] | Development Projects In Unconsolidated Joint Ventures [Member]
Schedule of Equity Method Investments [Line Items]
Land (in acres)		4,350
Land available for development (in acres)		209
Buildings [Member] | IDI/DCT, LLC [Member] | Development Projects In Unconsolidated Joint Ventures [Member]
Schedule of Equity Method Investments [Line Items]
Square feet of real estate properties		1,900,000
Number of buildings		4
Buildings [Member] | IDI/DCT Buford, LLC (Land Only) [Member] | Development Projects In Unconsolidated Joint Ventures [Member]
Schedule of Equity Method Investments [Line Items]
Square feet of real estate properties		600,000
Number of buildings		4

[1]	During 2011, our unconsolidated joint ventures completed dispositions of three properties in Cincinnati, Kansas City and Northern California for gross proceeds, net of joint venture partners' interest, of $13.8 million. We recognized deferred gains upon disposition of these properties totaling $0.7 million.
[2]	See discussion of impairment recorded on our investment in this unconsolidated joint venture during 2011 below.

Investments In And Advances To Unconsolidated Joint Ventures (Investments In And Advances To Unconsolidated Joint Ventures) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Schedule of Equity Method Investments [Line Items]
Number of Buildings	52
Unconsolidated Net Equity Investment	$ 139,278,000		$ 138,455,000
Initial cash equity capital contribution	100.00%
Distributions of investments in unconsolidated joint ventures	13,800,000
Recognized deferred gain on disposition on property	700,000
DCT/SPF Industrial Operating LLC [Member]
Schedule of Equity Method Investments [Line Items]
DCT Ownership Percentage	20.00%
Number of Buildings	14
Unconsolidated Net Equity Investment	45,510,000		47,243,000
TRT-DCT Venture I [Member]
Schedule of Equity Method Investments [Line Items]
DCT Ownership Percentage	4.40%
Number of Buildings	13
Unconsolidated Net Equity Investment	548,000		774,000
TRT-DCT Venture II [Member]
Schedule of Equity Method Investments [Line Items]
DCT Ownership Percentage	11.40%	[1]
Number of Buildings	5	[1]
Unconsolidated Net Equity Investment	2,172,000	[1]	2,437,000	[1]
TRT-DCT Venture III [Member]
Schedule of Equity Method Investments [Line Items]
DCT Ownership Percentage	10.00%	[1]
Number of Buildings	5	[1]
Unconsolidated Net Equity Investment	1,491,000	[1]	1,594,000	[1]
DCT Fund I LLC [Member]
Schedule of Equity Method Investments [Line Items]
DCT Ownership Percentage	20.00%
Number of Buildings	6
Unconsolidated Net Equity Investment	(313,000)		376,000
Stirling Capital Investments (SCLA) [Member]
Schedule of Equity Method Investments [Line Items]
DCT Ownership Percentage	50.00%	[2]
Number of Buildings	6	[2]
Unconsolidated Net Equity Investment	58,629,000	[2]	45,313,000	[2]
IDI/DCT, LLC [Member]
Schedule of Equity Method Investments [Line Items]
DCT Ownership Percentage	50.00%	[1],[3]
Number of Buildings	3	[1],[3]
Unconsolidated Net Equity Investment	28,240,000	[1],[3]	37,721,000	[1],[3]
IDI/DCT Buford, LLC (Land Only) [Member]
Schedule of Equity Method Investments [Line Items]
DCT Ownership Percentage	75.00%
Unconsolidated Net Equity Investment	3,001,000		2,997,000
Institutional Funds [Member]
Schedule of Equity Method Investments [Line Items]
Number of Buildings	43
Unconsolidated Net Equity Investment	49,408,000		52,424,000
Other [Member]
Schedule of Equity Method Investments [Line Items]
Number of Buildings	9
Unconsolidated Net Equity Investment	$ 89,870,000		$ 86,031,000

[1]	During 2011, our unconsolidated joint ventures completed dispositions of three properties in Cincinnati, Kansas City and Northern California for gross proceeds, net of joint venture partners' interest, of $13.8 million. We recognized deferred gains upon disposition of these properties totaling $0.7 million.
[2]	Although we contributed 100% of the initial cash equity capital required by the venture, our partners retain certain participation rights in the venture's available cash flows.
[3]	See discussion of impairment recorded on our investment in this unconsolidated joint venture during 2011 below.

Investments In And Advances To Unconsolidated Joint Ventures (Selected Combined Financial Information For Unconsolidated Joint Ventures) (Details) (Unconsolidated Joint Ventures [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unconsolidated Joint Ventures [Member]
Schedule of Equity Method Investments [Line Items]
Real estate, net of accumulated depreciation	$ 739,373	$ 801,048	$ 828,452
Total assets	765,427	824,188	849,645
Secured notes payable	290,983	317,143	355,840
Total liabilities	368,018	391,647	431,879
Partners' capital	397,409	432,541	417,766
Rental revenues	62,971	64,322	68,180
Operating expenses	16,270	16,559	17,662
Depreciation expense	33,769	33,003	37,370
Interest expense	20,754	20,591	19,706
Net income (loss)	$ (12,767)	$ (8,285)	$ 1,317

Outstanding Indebtedness (Narrative) (Details) (USD $)	0 Months Ended	1 Months Ended				7 Months Ended	12 Months Ended					0 Months Ended		0 Months Ended	7 Months Ended	12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended				12 Months Ended				12 Months Ended										1 Months Ended
	Jun. 03, 2011	Jun. 30, 2011	Feb. 28, 2010	Jan. 31, 2010	Jan. 31, 2010	Aug. 01, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Jun. 06, 2010 Senior Unsecured Term Loan [Member]	Jun. 03, 2011 Senior Unsecured Term Loan [Member]	Jun. 22, 2010 Senior Unsecured Notes [Member]	Aug. 01, 2011 Senior Unsecured Notes [Member]	Dec. 31, 2011 Senior Unsecured Notes [Member]	Dec. 31, 2011 Senior Unsecured Revolving Credit Facility [Member]	Jun. 03, 2011 Senior Unsecured Revolving Credit Facility [Member]	Dec. 31, 2010 Senior Unsecured Revolving Credit Facility [Member]	Dec. 31, 2010 Secured Non-Recourse Notes [Member]	Dec. 31, 2011 Secured Non-Recourse Notes [Member]	Dec. 31, 2011 Non-Recourse Mortgage Notes [Member]	Nov. 04, 2011 Non-Recourse Mortgage Notes [Member]	Dec. 31, 2011 Non-Recourse Mortgage Notes One [Member]	Dec. 31, 2011 Non-Recourse Mortgage Notes Two [Member]	Jun. 06, 2010 Minimum [Member]	Dec. 31, 2011 Minimum [Member] Senior Unsecured Term Loan [Member]	Dec. 31, 2011 Minimum [Member] Senior Unsecured Revolving Credit Facility [Member]	Dec. 31, 2010 Minimum [Member] Secured Non-Recourse Notes [Member]	Jun. 06, 2010 Maximum [Member]	Dec. 31, 2011 Maximum [Member] Senior Unsecured Term Loan [Member]	Dec. 31, 2011 Maximum [Member] Senior Unsecured Revolving Credit Facility [Member]	Dec. 31, 2010 Maximum [Member] Secured Non-Recourse Notes [Member]	Dec. 31, 2011 LIBOR [Member] Minimum [Member]	Jun. 30, 2011 LIBOR [Member] Minimum [Member]	Dec. 31, 2011 LIBOR [Member] Maximum [Member]	Jun. 30, 2011 LIBOR [Member] Maximum [Member]	Dec. 31, 2011 Prime [Member] Minimum [Member]	Jun. 30, 2011 Prime [Member] Minimum [Member]	Dec. 31, 2011 Prime [Member] Maximum [Member]	Jun. 30, 2011 Prime [Member] Maximum [Member]	Jan. 31, 2010 6.11% Of Fixed Interest Rate [Member]	Feb. 28, 2010 6.17% Of Fixed Interest Rate [Member]
Debt Instrument [Line Items]
Outstanding indebtedness							$ 1,300,000,000		$ 1,200,000,000
Proportionate share of debt associated with unconsolidated joint ventures							61,700,000		62,300,000
Gross book value of consolidated properties							3,161,063,000		3,037,436,000
Gross book value of properties securing mortgage notes							700,000,000		1,000,000,000
Issuance of notes receivable in connection with real estate acquisitions											1,050,000									19,600,000				3,900,000	3,400,000
Number of notes assumed							2
Senior unsecured notes			102,900,000	112,000,000	112,000,000		935,000,000		735,000,000			200,000,000
Repayment of debt							133,898,000		227,830,000		127,925,000						124,700,000
Debt repayment			49,900,000		42,000,000		200,000,000		100,000,000
Total capacity under revolving credit facility																		300,000,000
Repayment of debt remaining balance under revolving credit facility																																										70,000,000	53,000,000
Number of properties released from mortgages			11	5
Debt instrument face value														210,000,000	225,000,000	50,000,000
Debt instrument maturity year																April 2020								August 2023	April 2014				April 2011				October 2022
Debt interest rate																5.43%							4.25%	4.96%	6.00%				7.29%				7.55%									6.11%	6.17%
Term loan agreement with number of banks	12
Senior unsecured facility, amount outstanding		9,800,000											175,000,000						51,000,000
Repayment of senior unsecured term loan												100,000,000
Term loan interest rate maximum							2.63%	[1],[2]																										1.80%		2.65%		0.80%		1.65%
Spread over LIBOR																										1.25%	1.80%			1.80%	2.65%				1.65%		2.35%		0.65%		1.35%
Spread over selected fixed or floating base interest rate																											0.80%	1.65%			1.65%	2.35%
Spread over prime rate																												0.65%				1.35%
Weighted average maturity (years)														8.3	8.5
Weighted average interest rate							5.36%	[1],[2]						6.46%	4.93%
Mortgage Notes																							20,000,000
Maturity Date							Jun 1, 2015	[3]														Dec 1, 2021
Maturity date, description						The notes have maturities of 5, 7, 8, 10, 11 or 12 years.
Debt outstanding							1,250,192,000	[2]	1,156,809,000	[2]
Debt instrument maturity period			2011		2012																																					2020	2019
Credit facility maturity date		June 3, 2015																										August 19, 2013				June 3, 2015
Increase in borrowing capacity																	200,000,000
Extended maximum borrowing capacity																	500,000,000
Deferred costs to be amortized							2,100,000
Debt instrument, unamortized premium																					1,500,000
Amortization of debt discount/premium							1,000,000		900,000		800,000
Interest expense incurred							64,300,000		57,000,000		52,900,000
Capitalized interest							$ 2,700,000		$ 2,200,000		$ 6,100,000

[1]	Interest rates for fixed rate debt are stated rates. Interest rates for variable rate debt are the interest rate charged as of the last payment in 2011.
[2]	Weighted average interest rates are based upon outstanding balances as of December 31, 2011.
[3]	The Company refinanced its $300 million senior unsecured revolving credit facility in June 2011. The new facility expires on June 3, 2015 and bears interest at either 0.65% to 1.35% over prime or 1.65% to 2.35% over LIBOR, per annum at our election, depending upon our leverage ratio. We have issued two letters of credit secured by the senior unsecured credit facility totaling $9.8 million.

Outstanding Indebtedness (Summary Of Outstanding Indebtedness) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Feb. 28, 2010	Jan. 31, 2010
Debt Instrument [Line Items]
Maturity Date	Jun 1, 2015	[1]
Weighted Avg./Totals	5.36%	[2],[3]
Senior Unsecured Revolving Credit Facility, interest rate	2.38%	[1],[2]
Fixed Interest Rate Debt	5.81%	[2],[3]
Variable Interest Rate Debt	2.63%	[2],[3]
Senior Unsecured Notes	$ 935,000		$ 735,000		$ 102,900	$ 112,000
Outstanding indebtedness	1,250,192	[3]	1,156,809	[3]
Premiums/Discounts, Net of Amortization	2,591	[4]	3,550	[4]
Total Senior Unsecured Notes and Mortgage Notes	1,252,783		1,160,359
Senior Unsecured Revolving Credit Facility			51,000	[1]
Total Carrying Value of Debt	1,252,783		1,211,359
Fixed Rate Debt	1,075,192	[3]	931,572	[3]
Variable Rate Debt	175,000	[3]	276,237	[3]
Senior Unsecured Notes, 5 Year, Fixed Rate [Member]
Debt Instrument [Line Items]
Interest Rate	5.53%	[2],[5]
Maturity Date	Apr 1, 2011	[5]
Senior Unsecured Notes			50,000	[5]
Senior Unsecured Notes, 2 Year, Variable Rate [Member]
Debt Instrument [Line Items]
Interest Rate	1.91%	[2]
Maturity Date	Jun 1, 2011
Senior Unsecured Notes			200,000
Senior Unsecured Notes, 5 Year, Fixed Rate [Member]
Debt Instrument [Line Items]
Interest Rate	6.11%	[2]
Maturity Date	Jun 1, 2013
Senior Unsecured Notes	175,000		175,000
Senior Unsecured Notes, 8 Year, Fixed Rate [Member]
Debt Instrument [Line Items]
Interest Rate	5.68%	[2],[5]
Maturity Date	Jan 1, 2014	[5]
Senior Unsecured Notes	50,000	[5]	50,000	[5]
Senior Unsecured Notes, 3 year, variable rate [Member]
Debt Instrument [Line Items]
Interest Rate	2.63%	[2],[6]
Maturity Date	Jun 1, 2015	[6]
Senior Unsecured Notes	175,000	[6]
Senior Unsecured Notes, 9 Year, Fixed Rate [Member]
Debt Instrument [Line Items]
Interest Rate	5.43%	[2]
Maturity Date	Apr 1, 2020
Senior Unsecured Notes	50,000
Senior Unsecured Notes, 10 Year, Fixed Rate [Member]
Debt Instrument [Line Items]
Interest Rate	5.77%	[2],[5]
Maturity Date	Apr 1, 2016	[5]
Senior Unsecured Notes	50,000	[5]	50,000	[5]
Senior Unsecured Notes, Private Placement 5 Year, Fixed Rate [Member]
Debt Instrument [Line Items]
Interest Rate	5.63%	[2]
Maturity Date	Jun 1, 2015
Senior Unsecured Notes	40,000		40,000
Senior Unsecured Notes, Private Placement 7 Year, Fixed Rate [Member]
Debt Instrument [Line Items]
Interest Rate	6.31%	[2]
Maturity Date	Jun 1, 2017
Senior Unsecured Notes	51,000		51,000
Senior Unsecured Notes, Private Placement 8 Year, Fixed Rate [Member]
Debt Instrument [Line Items]
Interest Rate	6.52%	[2]
Maturity Date	Jun 1, 2018
Senior Unsecured Notes	41,500		41,500
Senior Unsecured Notes, Private Placement 11 Year, Fixed Rate [Member]
Debt Instrument [Line Items]
Interest Rate	6.95%	[2]
Maturity Date	Jun 1, 2021
Senior Unsecured Notes	77,500		77,500
Senior Unsecured Notes, 2011 Private Placement 5 Year, Fixed Rate [Member]
Debt Instrument [Line Items]
Interest Rate	4.02%	[2]
Maturity Date	Aug 1, 2016
Senior Unsecured Notes	49,000
Senior Unsecured Notes, 2011 Private Placement 7 Year, Fixed Rate [Member]
Debt Instrument [Line Items]
Interest Rate	4.69%	[2]
Maturity Date	Aug 1, 2018
Senior Unsecured Notes	40,000
Senior Unsecured Notes, 2011 Private Placement 8 Year, Fixed Rate [Member]
Debt Instrument [Line Items]
Interest Rate	4.97%	[2]
Maturity Date	Aug 1, 2019
Senior Unsecured Notes	46,000
Senior Unsecured Notes, 2011 Private Placement 10 Year, Fixed Rate [Member]
Debt Instrument [Line Items]
Interest Rate	5.42%	[2]
Maturity Date	Aug 1, 2021
Senior Unsecured Notes	15,000
Senior Unsecured Notes, 2011 Private Placement 11 Year, Fixed Rate [Member]
Debt Instrument [Line Items]
Interest Rate	5.50%	[2]
Maturity Date	Aug 1, 2022
Senior Unsecured Notes	40,000
Senior Unsecured Notes, 2011 Private Placement 12 Year, Fixed Rate [Member]
Debt Instrument [Line Items]
Interest Rate	5.57%	[2]
Maturity Date	Aug 1, 2023
Senior Unsecured Notes	35,000
Mortgage Notes, Variable Rate, Cabot [Member]
Debt Instrument [Line Items]
Interest Rate	1.46%	[2]
Maturity Date	Oct 1, 2011
Mortgage Notes			25,237
Mortgage Notes, Fixed Rate, 7 Year [Member]
Debt Instrument [Line Items]
Interest Rate	5.00%	[2]
Maturity Date	Mar 1, 2011
Mortgage Notes			35,686
Mortgage Notes, Fixed Rate, Kennedy Drive [Member]
Debt Instrument [Line Items]
Interest Rate	7.55%	[2]
Maturity Date	Apr 1, 2011
Mortgage Notes			3,786
Mortgage Notes, Fixed Rate, Memphis Distriplex [Member]
Debt Instrument [Line Items]
Interest Rate	6.79%	[2]
Maturity Date	Jul 1, 2011
Mortgage Notes			4,283
Mortgage Notes, Fixed Rate, Business Center [Member]
Debt Instrument [Line Items]
Interest Rate	7.48%	[2]
Maturity Date	Aug 1, 2011
Mortgage Notes			3,681
Mortgage Notes, 4.79% Fixed Rate, Cabot [Member]
Debt Instrument [Line Items]
Interest Rate	4.79%	[2]
Maturity Date	Oct 1, 2011
Mortgage Notes			13,507
Mortgage Notes, 4.92% Fixed Rate, Cabot [Member]
Debt Instrument [Line Items]
Interest Rate	4.92%	[2]
Maturity Date	Oct 1, 2011
Mortgage Notes			37,043
Mortgage Notes, Fixed Rate, Roosevelt Distribution Center [Member]
Debt Instrument [Line Items]
Interest Rate	7.11%	[2]
Maturity Date	Dec 1, 2011
Mortgage Notes			1,961
Mortgage Notes, Fixed Rate, Baltimore-Washington [Member]
Debt Instrument [Line Items]
Interest Rate	6.25%	[2]
Maturity Date	Sep 1, 2012
Mortgage Notes	24,480		24,999
Mortgage Notes, Fixed Rate, Willowbrook [Member]
Debt Instrument [Line Items]
Interest Rate	6.84%	[2]
Maturity Date	Sep 1, 2012
Mortgage Notes	7,570		7,726
Mortgage Notes, Fixed Rate, Greens Crossing [Member]
Debt Instrument [Line Items]
Interest Rate	6.44%	[2]
Maturity Date	Oct 1, 2012
Mortgage Notes	6,329		6,505
Mortgage Notes, Fixed Rate, Mid South Logistics Center [Member]
Debt Instrument [Line Items]
Interest Rate	6.40%	[2]
Maturity Date	Nov 1, 2012
Mortgage Notes	11,641		11,859
Mortgage Notes, Fixed Rate, Louisville Logistics Center [Member]
Debt Instrument [Line Items]
Interest Rate	6.04%	[2]
Maturity Date	Jan 1, 2013
Mortgage Notes	5,120		5,464
Mortgage Notes, Fixed Rate, 111 Lake Drive [Member]
Debt Instrument [Line Items]
Interest Rate	5.79%	[2]
Maturity Date	Apr 1, 2013
Mortgage Notes	4,981		5,073
Mortgage Notes, Fixed Rate, Binney & Smith Distribution Center [Member]
Debt Instrument [Line Items]
Interest Rate	6.97%	[2]
Maturity Date	Jun 1, 2013
Mortgage Notes	7,058		7,968
Mortgage Notes, Fixed Rate, 8 Year [Member]
Debt Instrument [Line Items]
Interest Rate	4.97%	[2]
Maturity Date	Oct 1, 2013
Mortgage Notes	16,776		17,283
Mortgage Notes, Fixed Rate, Shelby 5 [Member]
Debt Instrument [Line Items]
Interest Rate	5.69%	[2]
Maturity Date	Dec 1, 2013
Mortgage Notes	6,055		6,436
Mortgage Notes, Fixed Rate, 1700 Desoto [Member]
Debt Instrument [Line Items]
Interest Rate	6.00%	[2]
Maturity Date	Apr 1, 2014
Mortgage Notes	3,407
Mortgage Notes, Fixed Rate, 10 Year [Member]
Debt Instrument [Line Items]
Interest Rate	5.31%	[2],[5]
Maturity Date	Jan 1, 2015	[5]
Mortgage Notes	47,539	[5]	48,952	[5]
Mortgage Notes, Fixed Rate, Shelby 4 [Member]
Debt Instrument [Line Items]
Interest Rate	7.40%	[2]
Maturity Date	Dec 1, 2017
Mortgage Notes	859		979
Mortgage Notes, Fixed Rate, Miami Commerce Center [Member]
Debt Instrument [Line Items]
Interest Rate	6.91%	[2]
Maturity Date	Oct 1, 2018
Mortgage Notes	3,928		4,406
Mortgage Notes, 6.17% Fixed Rate, Cabot [Member]
Debt Instrument [Line Items]
Interest Rate	6.17%	[2]
Maturity Date	Mar 1, 2019
Mortgage Notes	51,814		52,477
Mortgage Notes, 6.11% Fixed Rate, Cabot [Member]
Debt Instrument [Line Items]
Interest Rate	6.11%	[2]
Maturity Date	Feb 1, 2020
Mortgage Notes	68,339		69,230
Mortgage Notes, 4.25% Fixed Rate, Rollins Road [Member]
Debt Instrument [Line Items]
Interest Rate	4.25%	[2]
Maturity Date	Dec 1, 2021
Mortgage Notes	19,962
Mortgage Notes, Fixed Rate, Haven A [Member]
Debt Instrument [Line Items]
Interest Rate	7.29%	[2]
Maturity Date	Oct 1, 2022
Mortgage Notes	8,845		9,410
Mortgage Notes, Fixed Rate, Shelby 19 [Member]
Debt Instrument [Line Items]
Interest Rate	6.72%	[2]
Maturity Date	Nov 1, 2022
Mortgage Notes	9,444		10,065
Mortgage Notes, Fixed Rate, 6th & Rochester [Member]
Debt Instrument [Line Items]
Interest Rate	4.96%	[2]
Maturity Date	Aug 1, 2023
Mortgage Notes	3,630
Mortgage Notes, Fixed Rate, Mohawk [Member]
Debt Instrument [Line Items]
Interest Rate	5.75%	[2]
Maturity Date	Aug 1, 2025
Mortgage Notes	$ 7,415		$ 7,793

[1]	The Company refinanced its $300 million senior unsecured revolving credit facility in June 2011. The new facility expires on June 3, 2015 and bears interest at either 0.65% to 1.35% over prime or 1.65% to 2.35% over LIBOR, per annum at our election, depending upon our leverage ratio. We have issued two letters of credit secured by the senior unsecured credit facility totaling $9.8 million.
[2]	Interest rates for fixed rate debt are stated rates. Interest rates for variable rate debt are the interest rate charged as of the last payment in 2011.
[3]	Weighted average interest rates are based upon outstanding balances as of December 31, 2011.
[4]	Certain mortgages were assumed in conjunction with the acquisition of properties and the difference between the fair value and the face value of these notes at the date of acquisition is reflected as a premium or discount which are amortized to interest expense over the remaining life of the underlying note.
[5]	We assigned certain derivative instruments to these notes and the fair value of these derivative instruments are amortized to interest expense over the life of the assigned notes.
[6]	The $175.0 million term loan agreement bears interest at either 0.80% to 1.65% over prime or 1.80% to 2.65% over LIBOR, per annum at our election, depending upon our leverage ratio.

Outstanding Indebtedness (Schedule Of Maturities Of Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Debt Instrument [Line Items]
Total	$ 317,783
Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
2013	175,000
2014	50,000
2015	215,000
2016	99,000
Thereafter	396,000
Total	935,000
Mortgage Notes [Member]
Debt Instrument [Line Items]
2012	57,659
2013	44,295
2014	9,975
2015	48,343
2016	5,724
Thereafter	149,196
Total	315,192
Unsecured Credit Facility [Member]
Debt Instrument [Line Items]
2012
2013
2014
2015
2016
Thereafter
Total
Total Debt Securities [Member]
Debt Instrument [Line Items]
2012	57,659
2013	219,295
2014	59,975
2015	263,343
2016	104,724
Thereafter	545,196
Total	$ 1,250,192

Financial Instruments And Hedging Activities (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative [Line Items]
Net unrealized gain on cash flow hedging derivatives	$ (16,637,000)	$ (7,491,000)	$ 15,980,000
Estimated amount that will be reclassified from accumulated other comprehensive loss to interest expenses	2,600,000
Portion of noncontrolling interests in accumulated other comprehensive loss	1,600,000	800,000
Non-Controlling Interests [Member]
Derivative [Line Items]
Net unrealized gains (losses) on derivatives	32,600,000	17,000,000
Other Liabilities [Member]
Derivative [Line Items]
Gross derivatives liability	26,700,000	10,100,000
Forward-Starting Swap [Member]
Derivative [Line Items]
Notional amount of derivative	$ 90,000,000
LIBOR based swap strike rate	5.43%
Effective date	June 2012
Maturity date	Sep 1, 2012
Name of the counterparty	PNC Bank, NA.

Financial Instruments And Hedging Activities (Summary Of Financial Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes receivable, Carrying Amounts	$ 1,053	[1]	$ 1,222	[1]
Notes receivable, Estimated Fair Value	1,058	[1]	1,423	[1]
Carrying Amounts			51,000	[2]
Fixed Rate Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fixed rate debt, Carrying Amounts	1,077,783	[1],[3]	935,122	[1],[3]
Fixed rate debt, Estimated Fair Value	1,218,321	[1],[3]	977,258	[1],[3]
Variable Rate Debt [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Variable rate debt, Carrying Amounts	175,000	[1]	225,237	[1]
Variable rate debt, Estimated Fair Value	174,979	[1]	224,304	[1]
Senior Unsecured Revolving Credit Facility [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Estimated Fair Value		[1]	51,000	[1]
Carrying Amounts		[1]	51,000	[1]
Interest Rate Swaps [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amounts	(26,746)	[4]	(10,109)	[4]
Interest Rate Swaps [Member] | Carrying (Reported) Amount, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amounts	$ (26,746)	[4]	$ (10,109)	[4]

[1]	The fair values of our notes receivable and borrowings were estimated using a discounted cash flow methodology. Credit spreads and market interest rates used to determine the fair value of these instruments are based on unobservable Level 3 inputs which management has determined to be its best estimate of current market values.
[2]	The Company refinanced its $300 million senior unsecured revolving credit facility in June 2011. The new facility expires on June 3, 2015 and bears interest at either 0.65% to 1.35% over prime or 1.65% to 2.35% over LIBOR, per annum at our election, depending upon our leverage ratio. We have issued two letters of credit secured by the senior unsecured credit facility totaling $9.8 million.
[3]	The carrying amount of our fixed rate debt includes premiums and discounts as a result of the difference between the fair value and face value of debt assumed in connection with our acquisition activities.
[4]	The fair value of our interest rate swap is determined using the market standard methodology of netting the discounted future fixed cash flows and the discounted expected variable cash flows based on an expectation of future interest rates derived from Level 2 observable market interest rate curves. We also incorporate a credit valuation adjustment, which is derived using unobservable Level 3 inputs, to appropriately reflect both our nonperformance risk and the respective counterparty's nonperformance risk in the fair value measurement. For further discussion on the fair value of our interest rate swap, see Note 2—Significant Accounting Policies.

Financial Instruments And Hedging Activities (Reconciliation Of Liabilities Measured At Fair Value On Recurring Basis Using Unobservable Inputs) (Details) (Interest Rate Swaps [Member], USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest Rate Swaps [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance at January 1	$ (10,109)	$ (4,070)
Net unrealized loss included in accumulated other comprehensive loss	(16,637)	(7,358)
Realized losses (effective portion) recognized in interest expense		1,319
Ending balance at December 31	$ (26,746)	$ (10,109)

Commitments And Contingencies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 31, 2011	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Commitments And Contingency [Line Items]
Square feet of real estate properties		2,000,000	2,700,000	500,000
Purchase price	$ 12.4
Payments for deposits	1
Deposits through standby letter of credit	3.3
Rent expense			$ 1.1	$ 1.2	$ 0.9
Houston Market [Member]
Commitments And Contingency [Line Items]
Square feet of real estate properties	267,000

Commitments And Contingencies (Summary Of Minimum Annual Rentals Under Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Operating Leases [Member]
Operating Leased Assets [Line Items]
2012	$ 656
2013	636
2014	638
2015	560
2016	435
Thereafter	30
Total	2,955
Ground Leases [Member]
Operating Leased Assets [Line Items]
2012	474
2013	474
2014	489
2015	544
2016	544
Thereafter	11,208
Total	$ 13,733

Noncontrolling Interests (OP Units) (Narrative) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Nov. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Noncontrolling Interests [Abstract]
Noncontrolling interests held by third party		$ 11.7	$ 9.2
Ownership interest in operating partnership		90.40%	90.00%
OP units issued in connection with property acquisition	1
OP Units redeemed		1	2.4
Operating partnership price per share issued in connection with property acquisition	$ 5.2
Cash paid for redemption of partnership units		0.3	1
Common stock issued on redemption of OP Units		0.9	2.2
Operating Partnership Units Outstanding		25.1	25
Redemption value of OP units		$ 128.5	$ 132.9

Noncontrolling Interests (LTIP Units) (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Noncontrolling Interest [Line Items]
LTIP Units outstanding	1,900,000	1,600,000	1,300,000
LTIP Units vested	900,000	300,000
LTIP Units [Member]
Noncontrolling Interest [Line Items]
Vested LTIP Units converted into OP Units	100,000	300,000
LTIP Units outstanding	1,900,000	1,600,000
LTIP Units [Member] | Officers And Senior Executives [Member]
Noncontrolling Interest [Line Items]
LTIP Units granted	600,000	600,000
Fair value of shares granted	3	3

Noncontrolling Interests (Schedule Of Noncontrolling Interests) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Noncontrolling Interests [Abstract]
Noncontrolling interests' share of loss from continuing operations	$ 4,192	$ 4,665	$ 3,894
Noncontrolling interests' share of (income) loss from discontinued operations	(599)	558	(770)
Net loss attributable to noncontrolling interests	$ 3,593	$ 5,223	$ 3,124

Stockholders' Equity (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended					2 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Continuous Equity Offering Program [Member]	Mar. 23, 2010 Continuous Equity Offering Program [Member]	Feb. 18, 2011 Public Offering [Member]
Stockholder's Equity [Line Items]
Common stock, shares issued	245,943,100	222,946,676				21,900,000
Common stock offering price per share						$ 5.35
Common stock, shares outstanding	245,943,100	222,946,676
Common stock, shares authorized	350,000,000	350,000,000			20
Common stock issued through offering				12,600,000
Preferred stock, shares authorized	50,000,000	50,000,000
Shares issued for vested restricted stock and phantoms shares and options exercised	200,000	100,000
Net proceeds from issuance of common stock in a public offering	$ 111,931	$ 61,303	$ 117,777			$ 111,900
Common stock issued on redemption of OP Units	900,000	2,200,000

Stockholders' Equity (Distributions Paid And/Or Declared To Date By Board Of Directors) (Details) (USD $)	3 Months Ended												12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stockholders' Equity [Abstract]
Distributions declared per common share	$ 0.07	$ 0.07	$ 0.07	$ 0.07	$ 0.07	$ 0.07	$ 0.07	$ 0.07	$ 0.07	$ 0.07	$ 0.08	$ 0.08	$ 0.28	$ 0.28	$ 0.3
Distributions paid date	Jan 12, 2012	Oct 18, 2011	Jul 19, 2011	Apr 19, 2011	Jan 13, 2011	Oct 14, 2010	Jul 15, 2010	Apr 15, 2010	Jan 15, 2010	Oct 16, 2009	Jul 17, 2009	Apr 17, 2009

Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share [Abstract]
Loss from continuing operations									$ (35,197)	$ (38,021)	$ (27,825)
Gain on dispositions of real estate interests										13	5
Loss from continuing operations and gain attributable to noncontrolling interests									4,192	4,665	3,894
Loss from continuing operations attributable to common stockholders									(31,005)	(33,343)	(23,926)
Less: Distributed and undistributed earnings allocated to participating securities									(443)	(480)	(436)
Numerator for adjusted loss from continuing operations attributable to common stockholders									(31,448)	(33,823)	(24,362)
Numerator for income (loss) from discontinued operations attributable to common stockholders									5,755	(4,487)	5,341
Adjusted net loss attributable to common stockholders									$ (25,693)	$ (38,310)	$ (19,021)
Basic & Diluted	245,939,000	245,805,000	245,413,000	233,288,000	218,723,000	211,634,000	210,841,000	208,350,000	242,591,000	212,412,000	192,900,000
Loss from continuing operations	$ (0.02)	$ (0.03)	$ (0.04)	$ (0.04)	$ (0.05)	$ (0.04)	$ (0.03)	$ (0.04)	$ (0.13)	$ (0.16)	$ (0.13)
Income (loss) from discontinued operations	$ 0.02	$ 0	$ 0	$ 0	$ 0	$ 0	$ (0.02)	$ 0	$ 0.02	$ (0.02)	$ 0.03
Net loss attributable to common stockholders	$ 0	$ (0.03)	$ (0.04)	$ (0.04)	$ (0.05)	$ (0.04)	$ (0.05)	$ (0.04)	$ (0.11)	$ (0.18)	$ (0.1)
Anti-dilutive securities									5,700,000	5,500,000	4,100,000

Equity Based Compensation (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended																						12 Months Ended				12 Months Ended								0 Months Ended	9 Months Ended		0 Months Ended	12 Months Ended							9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2011 Phantom Shares [Member] M	Dec. 31, 2010 Phantom Shares [Member]	Dec. 31, 2009 Phantom Shares [Member]	Dec. 31, 2011 Phantom Shares [Member] General And Administrative Expense [Member]	Dec. 31, 2010 Phantom Shares [Member] General And Administrative Expense [Member]	Dec. 31, 2009 Phantom Shares [Member] General And Administrative Expense [Member]	Dec. 31, 2011 Restricted Stock [Member] Y	Dec. 31, 2010 Restricted Stock [Member]	Dec. 31, 2009 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member] General And Administrative Expense [Member]	Dec. 31, 2010 Restricted Stock [Member] General And Administrative Expense [Member]	Dec. 31, 2009 Restricted Stock [Member] General And Administrative Expense [Member]	Dec. 31, 2011 LTIP Units [Member] Y	Dec. 31, 2010 LTIP Units [Member]	Dec. 31, 2009 LTIP Units [Member]	Dec. 31, 2011 LTIP Units [Member] General And Administrative Expense [Member]	Dec. 31, 2010 LTIP Units [Member] General And Administrative Expense [Member]	Dec. 31, 2009 LTIP Units [Member] General And Administrative Expense [Member]	Dec. 31, 2011 OP Units [Member]	Dec. 31, 2010 OP Units [Member]	Dec. 31, 2009 OP Units [Member]	Oct. 05, 2006 OP Units [Member]	Dec. 31, 2011 Stock Option [Member] Y	Dec. 31, 2010 Stock Option [Member]	Dec. 31, 2009 Stock Option [Member]	Oct. 05, 2006 Stock Option [Member]	Dec. 31, 2010 Multi Year Outperformance Program[Member]	Dec. 31, 2009 Multi Year Outperformance Program[Member]	Dec. 31, 2011 Multi Year Outperformance Program[Member] General And Administrative Expense [Member]	Dec. 31, 2010 Multi Year Outperformance Program[Member] General And Administrative Expense [Member]	Dec. 13, 2006 2006 Outperformance Program [Member]	Dec. 31, 2009 2006 Outperformance Program [Member]	Dec. 31, 2006 2006 Outperformance Program [Member]	Dec. 31, 2009 2006 Outperformance Program [Member] General And Administrative Expense [Member]	Oct. 05, 2006 Independent Director Option Plan [Member]	Oct. 05, 2006 Independent Director Option Plan [Member]	Oct. 05, 2006 Employee Option Plan [Member]	Oct. 10, 2006 Long Term Incentive Plans [Member]	Dec. 31, 2011 Senior Executive [Member] LTIP Units [Member]	Dec. 31, 2010 Senior Executive [Member] LTIP Units [Member]	Dec. 31, 2011 Number Of Senior Executives 1 [Member]	Dec. 31, 2010 Number Of Senior Executives 1 [Member] LTIP Units [Member]	Dec. 31, 2011 Number Of Senior Executives 2 [Member]	Dec. 31, 2010 Number Of Senior Executives 2 [Member]	Dec. 31, 2011 Number Of Senior Executives 2 [Member] LTIP Units [Member]	Oct. 05, 2006 Director [Member]	Dec. 31, 2011 Minimum [Member] LTIP Units [Member]	Dec. 31, 2010 Minimum [Member] LTIP Units [Member]	Dec. 13, 2006 Minimum [Member] 2006 Outperformance Program [Member]	Dec. 31, 2011 Maximum [Member] LTIP Units [Member]	Dec. 31, 2010 Maximum [Member] LTIP Units [Member]	Dec. 13, 2006 Maximum [Member] 2006 Outperformance Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total number of shares of common stock	245,943,100	222,946,676			46,054	17,390	15,970				119,984	84,887	65,490																													23,000,000								5,000
Common stock shares authorized maximum option per employee on annual basis																																										2,000,000
Allocated share-based compensation expense								$ 0.3	$ 0.3	$ 0.3				$ 0.7	$ 0.6	$ 0.7											$ 0.6	$ 0.6	$ 1							$ 2.1
Unrecognized portion of amortization expense					0.1						1.2						3.4										0.8
Remaining period to recognize unrecognized amortization expense					6						2.3						3.1										2.4
Phantom shares outstanding					120,895	112,324	75,562
Stock vesting period, minimum (in years)											four																four																								four	three
Stock vesting period, maximum (in years)											five																five										two			four	three													five	four
Fair value of shares granted																			1.5																2.9											3			3
Fair value of phantom shares vested					0.3	0.3	0.3
Fair value of restricted shares vested											0.6	0.4	0.6
Fair value of LTIP units vested																							4.6	0.4	3.8
LTIP Units granted																			400,000																								600,000	600,000
Shares purchased from grant of non-qualified stock options																																																		10,000
Volatility factor																			48.00%																16.31%
Volatility factors ranging, minimum	48.18%	53.18%	42.96%																																										67.00%	61.00%
Volatility factors ranging, maximum	64.51%	55.90%	51.55%																																										71.00%	62.00%
Risk-free interest rate																			1.79%																4.62%
Risk-free interest rate, minimum	0.97%	1.82%	1.90%																																												0.85%	2.39%
Risk-free interest rate, maximum	2.55%	2.81%	2.80%																																												2.18%	2.55%
LTIP vesting period (years)																			four
Percentage of LTIP units vested annually																			25.00%
LTIPs, converted to OP units																	100,000	300,000	200,000
LTIP Units outstanding	1,900,000	1,600,000	1,300,000
Share-based compensation expenses																				2.9	2.9	4.6											0.1	0.5				1.4																		40
Share-based compensation expenses due to change in estimated forfeiture rate																		0.9
Stock option expiration period (in years)																											10
Issued common stock upon the exercise of options																											50,000
Maximum amount of shares can be granted			10
Share-based compensation, grant date fair value of the awards granted																															$ 1.6
Percentage of absolute compound annual total stockholder return																																																					10.00%			110.00%
Size of the pool for the initial program of the outperformance amount (in percentage)																																			10.00%
Exercise price for the Employee Options	$ 6.48	$ 6.65	$ 7.11	$ 9.61																										$ 11																				$ 12
Shares authorized and reserved for issuance under the Employee Option Plan																										1,000,000
Shares to be issued in our first continuous public offering																																																		200,000
Percentage of options will vest upon grant date																																																		20.00%
Percentage of options will vest upon after grant date in each year																																																		20.00%
Percentage of shares should be vest upon second anniversary																																																		100.00%
Performance period, years																																3					3
Employee options term from grant date, years																																							10		5
Employee options Term from listing date, years																																									5

Equity Based Compensation (Additional Information Concerning Unvested Phantom Shares, Restricted Stock And LTIP Units) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Phantom Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested Shares, beginning balance	54	52	30
Weighted Average Grant Date Fair Value, beginning balance	$ 5.17	$ 4.6	$ 9.36
Granted, Shares	55	54	61
Granted, Weighted Average Grant Date Fair Value	$ 5.71	$ 5.17	$ 4.6
Vested, Shares	(54)	(52)	(30)
Vested, Weighted Average Grant Date Fair Value	$ 5.17	$ 4.6	$ 9.36
Forfeited, Shares			(9)
Forfeited, Weighted Average Grant Date Fair Value			$ 4.6
Unvested Shares, ending balance	55	54	52
Weighted Average Grant Date Fair Value, ending balance	$ 5.71	$ 5.17	$ 4.6
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested Shares, beginning balance	386	320	173
Weighted Average Grant Date Fair Value, beginning balance	$ 4.82	$ 5.14	$ 9.3
Granted, Shares	159	171	252
Granted, Weighted Average Grant Date Fair Value	$ 5.54	$ 4.64	$ 3.49
Vested, Shares	(123)	(85)	(66)
Vested, Weighted Average Grant Date Fair Value	$ 5.01	$ 5.5	$ 9.17
Forfeited, Shares	(74)	(20)	(39)
Forfeited, Weighted Average Grant Date Fair Value	$ 5.35	$ 5.55	$ 6.07
Unvested Shares, ending balance	348	386	320
Weighted Average Grant Date Fair Value, ending balance	$ 4.97	$ 4.82	$ 5.14
LTIP Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested Shares, beginning balance	1,329	1,003	994
Weighted Average Grant Date Fair Value, beginning balance	$ 5.91	$ 7.33	$ 9.7
Granted, Shares	553	636	473
Granted, Weighted Average Grant Date Fair Value	$ 5.41	$ 4.62	$ 3.22
Vested, Shares	(653)	(310)	(464)
Vested, Weighted Average Grant Date Fair Value	$ 7.03	$ 7.86	$ 8.21
Forfeited, Shares	(219)
Forfeited, Weighted Average Grant Date Fair Value	$ 5.54
Unvested Shares, ending balance	1,010	1,329	1,003
Weighted Average Grant Date Fair Value, ending balance	$ 5.04	$ 5.91	$ 7.33

Equity Based Compensation (Assumptions Used In Valuing Options) (Details)	12 Months Ended
	Dec. 31, 2011 Y		Dec. 31, 2010 Y		Dec. 31, 2009 Y
Equity Based Compensation [Abstract]
Expected term of options, minimum	5.5	[1]	6.2	[1]	5.5	[1]
Expected term of options, maximum	6.25	[1]	6.25	[1]	6.25	[1]
Expected volatility - range used, minimum	48.18%		53.18%		42.96%
Expected volatility - range used, maximum	64.51%		55.90%		51.55%
Expected volatility - weighted average	48.04%		53.46%		43.71%
Expected dividend yield - range used, minimum	5.05%		4.97%		5.73%
Expected dividend yield - range used, maximum	5.77%		6.14%		10.60%
Expected dividend yield - weighted average	5.02%		6.12%		9.36%
Risk-free interest rate, minimum	0.97%		1.82%		1.90%
Risk-free interest rate, maximum	2.55%		2.81%		2.80%

[1]	We use the simplified method to determine the estimated life of our option awards as sufficient historical exercise data is unavailable. Under the simplified method the expected term is calculated as the midpoint between the vesting and the end of the contractual term of the option.

Equity Based Compensation (Summary Of Total Options Outstanding, Granted, Exercised, Expired And Forfeited) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Independent Director Option Plan [Member]	Dec. 31, 2009 Independent Director Option Plan [Member]	Dec. 31, 2008 Independent Director Option Plan [Member]	Dec. 31, 2011 Employee Option Plan [Member]	Dec. 31, 2010 Employee Option Plan [Member]	Dec. 31, 2009 Employee Option Plan [Member]	Dec. 31, 2011 Long Term Incentive Plan [Member]	Dec. 31, 2010 Long Term Incentive Plan [Member]	Dec. 31, 2009 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issued and Outstanding, Shares, Beginning balance				80,000	80,000	80,000	74,000	189,000	289,000	3,598,000	3,174,000	2,165,000
Options, Granted										441,000	499,000	1,553,000
Options, Forfeited and/or expired				(15,000)			(74,000)	(115,000)	(100,000)	(757,000)	(69,000)	(404,000)
Options, Exercised										(243,000)	(6,000)	(140,000)
Issued and Outstanding, Shares, Ending balance				65,000	80,000	80,000		74,000	189,000	3,039,000	3,598,000	3,174,000
Weighted Average Option Price Per Share, Issued and Outstanding, Beginning balance	$ 6.65	$ 7.11	$ 9.61
Weighted Average Option Price Per Share, Granted	$ 5.54	$ 4.58	$ 3.42
Weighted Average Option Price Per Share, Exercised	$ 3.64	$ 3.41	$ 3.41
Weighted Average Option Price Per Share, Forfeited and/or expired	$ 7.57	$ 9.85	$ 9.29
Weighted Average Option Price Per Share, Issued and Outstanding, ending balance	$ 6.48	$ 6.65	$ 7.11
Weighted Average Fair Value of Options Granted During the Year, Granted	$ 1.66	$ 1.38	$ 0.55
Weighted Average Remaining Contractual Life (Years), Issued and Outstanding	6.26
Intrinsic Value, Exercised		$ 10	$ 297
Intrinsic Value, Issued and Outstanding	1,901
Options, Exercisable				65,000						1,890,000
Weighted Average Option Price Per Share, Exercisable	$ 7.17
Weighted Average Remaining Contractual Life (Years), Exercisable	6.26
Intrinsic Value, Exercisable	$ 1,210

Related Party Transactions (Details) (USD $)	Dec. 31, 2011	May 31, 2010 8th And Vineyard Consolidated Joint Venture [Member] acre	Dec. 31, 2011 Southern California Consolidated Ventures [Member]	Dec. 31, 2009 Shared Services Agreement [Member]
Related Party Transaction [Line Items]
Land held for development (in acres)		19.3
Acquisition price of land		$ 4,700,000
Number of buildings	409		5
Weighted average controlling percentage			48.40%
Weighted average noncontrolling interest controlled by executives			43.70%
Weighted average interest rate held by third party			7.90%
Acquisition price of buildings			46,300,000
Overhead services charges paid				$ 600,000

Income And Other Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Income And Other Taxes [Abstract]
Percentage of distribution of earnings to elect as REIT	100.00%
Built-in gains period (in years)	10
Minimum percentage of distribution of REIT taxable income	90.00%
Provision for federal and state income taxes benefit/expense	$ 700,000	$ 300,000	$ 700,000
State and local taxes	800,000	1,100,000	800,000
Foreign income tax expenses	$ 20,000	$ 100,000	$ 100,000

Segment Information (Narrative) (Details) (Central [Member], Mexico [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Central [Member] | Mexico [Member]
Segment Reporting Information [Line Items]
Rental revenues	$ 7,000,000	$ 5,400,000	$ 5,000,000
Net assets	$ 77,000,000	$ 76,500,000

Segment Information (Total Assets, Net Of Accumulated Depreciation And Amortization, By Segment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Total segment assets	$ 2,627,852	[1]	$ 2,554,609	[1]
Non-segment cash and cash equivalents	11,624		14,071
Other non-segment assets	153,822	[2]	151,209	[2]
Total assets	2,793,298		2,719,889
East [Member]
Segment Reporting Information [Line Items]
Total segment assets	936,305		955,276
Central [Member]
Segment Reporting Information [Line Items]
Total segment assets	1,021,956		1,031,186
West [Member]
Segment Reporting Information [Line Items]
Total segment assets	$ 669,591		$ 568,147

[1]	Other non-segment assets primarily consists of corporate assets including investments in and advances to unconsolidated joint ventures, notes receivable, deferred loan costs, straight-line rent and other receivables and other assets.
[2]	Property net operating income ("property NOI") is defined as rental revenues, including reimbursements, less rental expenses and real estate taxes, which excludes depreciation, amortization, impairment, general and administrative expenses and interest expense. We consider property NOI to be an appropriate supplemental performance measure because property NOI reflects the operating performance of our properties and excludes certain items that are not considered to be controllable in connection with the management of the property such as depreciation, amortization, impairment, general and administrative expenses, and interest expense. However, property NOI should not be viewed as an alternative measure of our financial performance since it excludes expenses which could materially impact our results of operations. Further, our property NOI may not be comparable to that of other real estate companies, as they may use different methodologies for calculating property NOI. Therefore, we believe net income (loss) attributable to common stockholders, as defined by GAAP, to be the most appropriate measure to evaluate our overall financial performance.

Segment Information (Reconciliation Of Segment Rental Revenues To Consolidated Entity) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Institutional capital management and other fees									$ 4,291	$ 4,133	$ 2,701
Total revenues	63,865	62,013	59,689	58,829	55,782	56,414	54,652	53,912	244,396	220,760	222,561
Rental Revenues For Segments [Member]
Segment Reporting Information [Line Items]
Rental revenues									240,105	216,627	219,860
Institutional capital management and other fees									4,291	4,133	2,701
Total revenues									244,396	220,760	222,561
Rental Revenues For Segments [Member] | East [Member]
Segment Reporting Information [Line Items]
Total rental revenues from operating properties in continuing operations									85,923	76,476	74,703
Rental Revenues For Segments [Member] | Central [Member]
Segment Reporting Information [Line Items]
Total rental revenues from operating properties in continuing operations									98,942	96,628	99,264
Rental Revenues For Segments [Member] | West [Member]
Segment Reporting Information [Line Items]
Total rental revenues from operating properties in continuing operations									$ 55,240	$ 43,523	$ 45,893

Segment Information (Reconciliation Of Property Net Operating Income To Consolidated Entity) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Total property NOI									$ 172,763	$ 152,316	$ 158,169
Institutional capital management and other fees									4,291	4,133	2,701
Real estate related depreciation and amortization									(117,611)	(104,475)	(99,583)
Impairment losses										(4,100)
Casualty gains									33
General and administrative									(25,925)	(25,262)	(29,224)
Equity in income (loss) of unconsolidated joint ventures, net									(2,556)	(2,986)	2,698
Impairment losses on investments in unconsolidated joint ventures									(1,953)	(216)	(300)
Loss on business combinations										(395)	(10,325)
Interest expense									(63,785)	(56,474)	(52,260)
Interest and other income (expense)									(310)	356	1,916
Income tax expense and other taxes									(144)	(918)	(1,617)
Loss from continuing operations	(4,094)	(9,822)	(11,191)	(10,090)	(12,462)	(9,307)	(7,616)	(8,636)	(35,197)	(38,021)	(27,825)
East [Member]
Segment Reporting Information [Line Items]
Property NOI									62,987	55,102	53,697
Central [Member]
Segment Reporting Information [Line Items]
Property NOI									68,479	66,765	70,288
West [Member]
Segment Reporting Information [Line Items]
Property NOI									$ 41,297	$ 30,449	$ 34,184

Discontinued Operations And Assets Held For Sale (Narrative) (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of real estate properties sold	31	16	8	3
Square feet of real estate properties	2,000,000	2,700,000	500,000
Gain on disposition of properties		$ 12,030,000	$ 2,091,000	$ 1,354,000
Impairment losses	400,000	4,600,000	4,600,000
Impairment charges		(8,207,000)
Combined gross proceeds	85,500,000
East [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of real estate properties sold	17	10	5
Square feet of real estate properties				4.3
Number of land parcels sold				2
West [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of real estate properties sold			2
Central [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of real estate properties sold	14	6	1	3
Square feet of real estate properties				900,000
16 Operating Properties [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charges		7,800,000
Eight Operating Properties [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charges			3,500,000
Three Operating Properties [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment charges				$ 700,000

Discontinued Operations And Assets Held For Sale (Summary Of Income (Loss) From Discontinued Operations) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Income (loss) from discontinued operations	$ 3,722	$ 731	$ 1,656	$ 245	$ (431)	$ (512)	$ (4,501)	$ 399	$ 6,354	$ (5,045)	$ 6,111
Discontinued Operations [Member]
Segment Reporting Information [Line Items]
Rental revenues									18,173	18,843	23,563
Rental expenses and real estate taxes									(5,119)	(5,936)	(6,126)
Real estate related depreciation and amortization									(11,378)	(11,429)	(11,667)
General and administrative									(2)		(220)
Operating income									1,674	1,478	5,550
Interest expense									(469)	(524)	(590)
Interest income and other income (expense)									61	(45)	722
Income tax benefit (expense) and other taxes										(19)	(239)
Casualty gain									1,265
Income (loss) before gain on dispositions of real estate interest and impairment losses									2,531	890	5,443
Gain on dispositions of real estate interests									12,030	2,077	1,349
Impairment losses									(8,207)	(8,012)	(681)
Income (loss) from discontinued operations									$ 6,354	$ (5,045)	$ 6,111

Quarterly Results (Schedule Of Quarterly Results) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Results [Abstract]
Total revenues	$ 63,865	$ 62,013	$ 59,689	$ 58,829	$ 55,782	$ 56,414	$ 54,652	$ 53,912	$ 244,396	$ 220,760	$ 222,561
Total operating expenses	51,495	54,053	53,102	52,195	52,309	49,035	48,573	48,231	210,845	198,148	190,498
Operating income	12,370	7,960	6,587	6,634	3,473	7,379	6,079	5,681	33,551	22,612	32,063
Loss from continuing operations	(4,094)	(9,822)	(11,191)	(10,090)	(12,462)	(9,307)	(7,616)	(8,636)	(35,197)	(38,021)	(27,825)
Income (loss) from discontinued operations	3,722	731	1,656	245	(431)	(512)	(4,501)	399	6,354	(5,045)	6,111
Gain (loss) on dispositions of real estate interests						(3)		16		13	5
Net loss attributable to common stockholders	$ (163)	$ (8,076)	$ (8,475)	$ (8,536)	$ (11,195)	$ (8,680)	$ (10,731)	$ (7,224)	$ (25,250)	$ (37,830)	$ (18,585)
Earnings per common share - basic and diluted, Loss from continuing operations	$ (0.02)	$ (0.03)	$ (0.04)	$ (0.04)	$ (0.05)	$ (0.04)	$ (0.03)	$ (0.04)	$ (0.13)	$ (0.16)	$ (0.13)
Earnings per common share - basic and diluted, Income (loss) from discontinued operations	$ 0.02	$ 0	$ 0	$ 0	$ 0	$ 0	$ (0.02)	$ 0	$ 0.02	$ (0.02)	$ 0.03
Net loss attributable to common stockholders	$ 0	$ (0.03)	$ (0.04)	$ (0.04)	$ (0.05)	$ (0.04)	$ (0.05)	$ (0.04)	$ (0.11)	$ (0.18)	$ (0.1)
Basic and diluted common shares outstanding	245,939	245,805	245,413	233,288	218,723	211,634	210,841	208,350	242,591	212,412	192,900

Real Estate And Accumulated Depreciation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011
Real Estate and Accumulated Depreciation [Line Items]
Number of Buildings	409
Encumbrances	$ 311,281	[1]
Gross Amount Carried at 12/31/2011, Land	647,552
Gross Amount Carried at 12/31/2011, Building & Improvements	2,513,510	[2]
Gross Amount Carried at 12/31/2011, Total Costs	3,161,063	[3],[4]
Accumulated Depreciation	(589,314)	[4]
Acquisition start date	2/5/2005
Acquisition end date	5/13/2005
Newpoint I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Newpoint I
Number of Buildings	1
Initial Cost to Company, Land	2,143
Initial Cost to Company, Building & Improvements	12,908	[2]
Initial Cost to Company, Total Costs	15,051
Costs Capitalized Subsequent to Acquisition	(446)	[5]
Gross Amount Carried at 12/31/2011, Land	2,088
Gross Amount Carried at 12/31/2011, Building & Improvements	12,517	[2]
Gross Amount Carried at 12/31/2011, Total Costs	14,605	[3],[4]
Accumulated Depreciation	(3,264)	[4]
Acquisition Date	03/31/04
Year Built	1997
Eagles Landing [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Eagles Landing
Number of Buildings	1
Initial Cost to Company, Land	2,595
Initial Cost to Company, Building & Improvements	13,475	[2]
Initial Cost to Company, Total Costs	16,070
Costs Capitalized Subsequent to Acquisition	(999)	[5]
Gross Amount Carried at 12/31/2011, Land	2,595
Gross Amount Carried at 12/31/2011, Building & Improvements	12,476	[2]
Gross Amount Carried at 12/31/2011, Total Costs	15,071	[3],[4]
Accumulated Depreciation	(3,695)	[4]
Acquisition Date	06/08/04
Year Built	2003
Southcreek [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Southcreek
Number of Buildings	4
Initial Cost to Company, Land	7,843
Initial Cost to Company, Building & Improvements	45,385	[2]
Initial Cost to Company, Total Costs	53,228
Costs Capitalized Subsequent to Acquisition	6,929
Gross Amount Carried at 12/31/2011, Land	8,342
Gross Amount Carried at 12/31/2011, Building & Improvements	51,815	[2]
Gross Amount Carried at 12/31/2011, Total Costs	60,157	[3],[4]
Accumulated Depreciation	(13,961)	[4]
Acquisition Date	6/8/2004-2/13/2009
Acquisition start date	6/8/2004
Acquisition end date	2/13/2009
Year Built	1999-2006
Year Built, start date	1999
Year Built, end date	2006
Breckinridge Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Breckinridge Industrial
Number of Buildings	2
Initial Cost to Company, Land	1,950
Initial Cost to Company, Building & Improvements	10,159	[2]
Initial Cost to Company, Total Costs	12,109
Costs Capitalized Subsequent to Acquisition	(902)	[5]
Gross Amount Carried at 12/31/2011, Land	1,950
Gross Amount Carried at 12/31/2011, Building & Improvements	9,257	[2]
Gross Amount Carried at 12/31/2011, Total Costs	11,207	[3],[4]
Accumulated Depreciation	(2,016)	[4]
Acquisition Date	10/01/04
Year Built	2000
Westgate Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Westgate Industrial
Number of Buildings	1
Initial Cost to Company, Land	2,140
Initial Cost to Company, Building & Improvements	4,801	[2]
Initial Cost to Company, Total Costs	6,941
Costs Capitalized Subsequent to Acquisition	1,434
Gross Amount Carried at 12/31/2011, Land	2,140
Gross Amount Carried at 12/31/2011, Building & Improvements	6,235	[2]
Gross Amount Carried at 12/31/2011, Total Costs	8,375	[3],[4]
Accumulated Depreciation	(1,185)	[4]
Acquisition Date	10/01/04
Year Built	1988
Westpark Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Westpark Industrial
Number of Buildings	2
Initial Cost to Company, Land	2,176
Initial Cost to Company, Building & Improvements	6,719	[2]
Initial Cost to Company, Total Costs	8,895
Costs Capitalized Subsequent to Acquisition	1,117
Gross Amount Carried at 12/31/2011, Land	2,176
Gross Amount Carried at 12/31/2011, Building & Improvements	7,836	[2]
Gross Amount Carried at 12/31/2011, Total Costs	10,012	[3],[4]
Accumulated Depreciation	(2,773)	[4]
Acquisition Date	10/01/04
Year Built	1981
Cobb Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Cobb Industrial
Number of Buildings	2
Initial Cost to Company, Land	1,120
Initial Cost to Company, Building & Improvements	5,249	[2]
Initial Cost to Company, Total Costs	6,369
Costs Capitalized Subsequent to Acquisition	391
Gross Amount Carried at 12/31/2011, Land	1,120
Gross Amount Carried at 12/31/2011, Building & Improvements	5,640	[2]
Gross Amount Carried at 12/31/2011, Total Costs	6,760	[3],[4]
Accumulated Depreciation	(1,868)	[4]
Acquisition Date	10/01/04
Year Built	1996
Cabot Parkway Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Cabot Parkway Industrial
Number of Buildings	1
Initial Cost to Company, Land	1,102
Initial Cost to Company, Building & Improvements	6,617	[2]
Initial Cost to Company, Total Costs	7,719
Costs Capitalized Subsequent to Acquisition	417
Gross Amount Carried at 12/31/2011, Land	1,103
Gross Amount Carried at 12/31/2011, Building & Improvements	7,033	[2]
Gross Amount Carried at 12/31/2011, Total Costs	8,136	[3],[4]
Accumulated Depreciation	(2,449)	[4]
Acquisition Date	10/01/04
Year Built	2000
Atlanta NE Portolio [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Atlanta NE Portolio
Number of Buildings	1
Initial Cost to Company, Land	1,197
Initial Cost to Company, Building & Improvements	9,647	[2]
Initial Cost to Company, Total Costs	10,844
Costs Capitalized Subsequent to Acquisition	291
Gross Amount Carried at 12/31/2011, Land	1,197
Gross Amount Carried at 12/31/2011, Building & Improvements	9,938	[2]
Gross Amount Carried at 12/31/2011, Total Costs	11,135	[3],[4]
Accumulated Depreciation	(2,497)	[4]
Acquisition Date	11/05/04
Year Built	1987
Northmont Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Northmont Parkway
Number of Buildings	1
Initial Cost to Company, Land	1,029
Initial Cost to Company, Building & Improvements	2,103	[2]
Initial Cost to Company, Total Costs	3,132
Costs Capitalized Subsequent to Acquisition	(296)	[5]
Gross Amount Carried at 12/31/2011, Land	1,029
Gross Amount Carried at 12/31/2011, Building & Improvements	1,807	[2]
Gross Amount Carried at 12/31/2011, Total Costs	2,836	[3],[4]
Accumulated Depreciation	(713)	[4]
Acquisition Date	12/03/04
Year Built	2003
Fulton Industrial Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Fulton Industrial Boulevard
Number of Buildings	3
Initial Cost to Company, Land	1,850
Initial Cost to Company, Building & Improvements	13,480	[2]
Initial Cost to Company, Total Costs	15,330
Costs Capitalized Subsequent to Acquisition	1,297
Gross Amount Carried at 12/31/2011, Land	1,850
Gross Amount Carried at 12/31/2011, Building & Improvements	14,777	[2]
Gross Amount Carried at 12/31/2011, Total Costs	16,627	[3],[4]
Accumulated Depreciation	(4,492)	[4]
Acquisition Date	07/21/05
Year Built	1973-1996
Year Built, start date	1973
Year Built, end date	1996
Penney Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Penney Road
Number of Buildings	1
Initial Cost to Company, Land	401
Initial Cost to Company, Building & Improvements	4,145	[2]
Initial Cost to Company, Total Costs	4,546
Costs Capitalized Subsequent to Acquisition	167
Gross Amount Carried at 12/31/2011, Land	401
Gross Amount Carried at 12/31/2011, Building & Improvements	4,312	[2]
Gross Amount Carried at 12/31/2011, Total Costs	4,713	[3],[4]
Accumulated Depreciation	(933)	[4]
Acquisition Date	07/21/05
Year Built	2001
Southfield Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Southfield Parkway
Number of Buildings	1
Encumbrances	1,709	[1]
Initial Cost to Company, Land	523
Initial Cost to Company, Building & Improvements	3,808	[2]
Initial Cost to Company, Total Costs	4,331
Costs Capitalized Subsequent to Acquisition	(117)	[5]
Gross Amount Carried at 12/31/2011, Land	523
Gross Amount Carried at 12/31/2011, Building & Improvements	3,691	[2]
Gross Amount Carried at 12/31/2011, Total Costs	4,214	[3],[4]
Accumulated Depreciation	(834)	[4]
Acquisition Date	07/21/05
Year Built	1994
Livingston Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Livingston Court
Number of Buildings	2
Encumbrances	2,249	[1]
Initial Cost to Company, Land	919
Initial Cost to Company, Building & Improvements	6,878	[2]
Initial Cost to Company, Total Costs	7,797
Costs Capitalized Subsequent to Acquisition	(169)	[5]
Gross Amount Carried at 12/31/2011, Land	919
Gross Amount Carried at 12/31/2011, Building & Improvements	6,709	[2]
Gross Amount Carried at 12/31/2011, Total Costs	7,628	[3],[4]
Accumulated Depreciation	(2,017)	[4]
Acquisition Date	07/21/05
Year Built	1985
Peterson Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Peterson Place
Number of Buildings	4
Encumbrances	2,737	[1]
Initial Cost to Company, Land	596
Initial Cost to Company, Building & Improvements	6,900	[2]
Initial Cost to Company, Total Costs	7,496
Costs Capitalized Subsequent to Acquisition	122
Gross Amount Carried at 12/31/2011, Land	596
Gross Amount Carried at 12/31/2011, Building & Improvements	7,022	[2]
Gross Amount Carried at 12/31/2011, Total Costs	7,618	[3],[4]
Accumulated Depreciation	(2,083)	[4]
Acquisition Date	07/21/05
Year Built	1984
Oakbrook Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Oakbrook Parkway
Number of Buildings	5
Encumbrances	7,528	[1]
Initial Cost to Company, Land	1,823
Initial Cost to Company, Building & Improvements	17,185	[2]
Initial Cost to Company, Total Costs	19,008
Costs Capitalized Subsequent to Acquisition	1,724
Gross Amount Carried at 12/31/2011, Land	1,823
Gross Amount Carried at 12/31/2011, Building & Improvements	18,909	[2]
Gross Amount Carried at 12/31/2011, Total Costs	20,732	[3],[4]
Accumulated Depreciation	(5,533)	[4]
Acquisition Date	07/21/05
Year Built	1982
Regency Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Regency Parkway
Number of Buildings	7
Encumbrances	6,883	[1]
Initial Cost to Company, Land	1,521
Initial Cost to Company, Building & Improvements	16,084	[2]
Initial Cost to Company, Total Costs	17,605
Costs Capitalized Subsequent to Acquisition	1,795
Gross Amount Carried at 12/31/2011, Land	1,521
Gross Amount Carried at 12/31/2011, Building & Improvements	17,879	[2]
Gross Amount Carried at 12/31/2011, Total Costs	19,400	[3],[4]
Accumulated Depreciation	(5,199)	[4]
Acquisition Date	07/21/05
Year Built	1984-1989
Year Built, start date	1984
Year Built, end date	1989
Jimmy Carter Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Jimmy Carter Boulevard
Number of Buildings	2
Encumbrances	2,206	[1]
Initial Cost to Company, Land	488
Initial Cost to Company, Building & Improvements	5,159	[2]
Initial Cost to Company, Total Costs	5,647
Costs Capitalized Subsequent to Acquisition	904
Gross Amount Carried at 12/31/2011, Land	488
Gross Amount Carried at 12/31/2011, Building & Improvements	6,063	[2]
Gross Amount Carried at 12/31/2011, Total Costs	6,551	[3],[4]
Accumulated Depreciation	(1,974)	[4]
Acquisition Date	07/21/05
Year Built	1984
McGinnis Ferry [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	McGinnis Ferry
Number of Buildings	1
Initial Cost to Company, Land	700
Initial Cost to Company, Building & Improvements	6,855	[2]
Initial Cost to Company, Total Costs	7,555
Costs Capitalized Subsequent to Acquisition	1,534
Gross Amount Carried at 12/31/2011, Land	691
Gross Amount Carried at 12/31/2011, Building & Improvements	8,398	[2]
Gross Amount Carried at 12/31/2011, Total Costs	9,089	[3],[4]
Accumulated Depreciation	(1,153)	[4]
Acquisition Date	07/21/05
Year Built	1993
South Royal Atlanta Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	South Royal Atlanta Drive
Number of Buildings	1
Initial Cost to Company, Land	174
Initial Cost to Company, Building & Improvements	1,896	[2]
Initial Cost to Company, Total Costs	2,070
Costs Capitalized Subsequent to Acquisition	189
Gross Amount Carried at 12/31/2011, Land	174
Gross Amount Carried at 12/31/2011, Building & Improvements	2,085	[2]
Gross Amount Carried at 12/31/2011, Total Costs	2,259	[3],[4]
Accumulated Depreciation	(487)	[4]
Acquisition Date	07/21/05
Year Built	1986
Buford Development [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Buford Development
Number of Buildings	1
Initial Cost to Company, Land	1,370
Initial Cost to Company, Building & Improvements	7,151	[2]
Initial Cost to Company, Total Costs	8,521
Costs Capitalized Subsequent to Acquisition	1,848
Gross Amount Carried at 12/31/2011, Land	1,370
Gross Amount Carried at 12/31/2011, Building & Improvements	8,999	[2]
Gross Amount Carried at 12/31/2011, Total Costs	10,369	[3],[4]
Accumulated Depreciation	(1,455)	[4]
Acquisition Date	03/31/06
Year Built	2006
Northmont Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Northmont Parkway
Number of Buildings	4
Initial Cost to Company, Land	3,528
Initial Cost to Company, Building & Improvements	20,622	[2]
Initial Cost to Company, Total Costs	24,150
Costs Capitalized Subsequent to Acquisition	1,641
Gross Amount Carried at 12/31/2011, Land	3,528
Gross Amount Carried at 12/31/2011, Building & Improvements	22,263	[2]
Gross Amount Carried at 12/31/2011, Total Costs	25,791	[3],[4]
Accumulated Depreciation	(4,600)	[4]
Acquisition Date	06/09/06
Year Built	1998-2000
Year Built, start date	1998
Year Built, end date	2000
Evergreen Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Evergreen Boulevard
Number of Buildings	2
Initial Cost to Company, Land	3,123
Initial Cost to Company, Building & Improvements	14,265	[2]
Initial Cost to Company, Total Costs	17,388
Costs Capitalized Subsequent to Acquisition	(449)	[5]
Gross Amount Carried at 12/31/2011, Land	3,123
Gross Amount Carried at 12/31/2011, Building & Improvements	13,816	[2]
Gross Amount Carried at 12/31/2011, Total Costs	16,939	[3],[4]
Accumulated Depreciation	(2,689)	[4]
Acquisition Date	06/09/06
Year Built	1999
Greenwood Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Greenwood Parkway
Number of Buildings	1
Initial Cost to Company, Land	1,326
Initial Cost to Company, Building & Improvements	3,977	[2]
Initial Cost to Company, Total Costs	5,303
Costs Capitalized Subsequent to Acquisition	2,095
Gross Amount Carried at 12/31/2011, Land	1,461
Gross Amount Carried at 12/31/2011, Building & Improvements	5,937	[2]
Gross Amount Carried at 12/31/2011, Total Costs	7,398	[3],[4]
Accumulated Depreciation	(878)	[4]
Acquisition Date	03/14/07
Year Built	1995
Pleasantdale [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Pleasantdale
Number of Buildings	1
Initial Cost to Company, Land	790
Initial Cost to Company, Building & Improvements	1,503	[2]
Initial Cost to Company, Total Costs	2,293
Costs Capitalized Subsequent to Acquisition	146
Gross Amount Carried at 12/31/2011, Land	819
Gross Amount Carried at 12/31/2011, Building & Improvements	1,620	[2]
Gross Amount Carried at 12/31/2011, Total Costs	2,439	[3],[4]
Accumulated Depreciation	(66)	[4]
Acquisition Date	07/11/11
Year Built	1995
Delta Portfolio [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Delta Portfolio
Number of Buildings	7
Encumbrances	24,480	[1]
Initial Cost to Company, Land	8,762
Initial Cost to Company, Building & Improvements	36,806	[2]
Initial Cost to Company, Total Costs	45,568
Costs Capitalized Subsequent to Acquisition	792
Gross Amount Carried at 12/31/2011, Land	8,699
Gross Amount Carried at 12/31/2011, Building & Improvements	37,661	[2]
Gross Amount Carried at 12/31/2011, Total Costs	46,360	[3],[4]
Accumulated Depreciation	(8,140)	[4]
Acquisition Date	04/12/05
Year Built	1986-1993
Year Built, start date	1986
Year Built, end date	1993
Charwood Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Charwood Road
Number of Buildings	1
Encumbrances	4,790	[1]
Initial Cost to Company, Land	1,960
Initial Cost to Company, Building & Improvements	10,261	[2]
Initial Cost to Company, Total Costs	12,221
Costs Capitalized Subsequent to Acquisition	447
Gross Amount Carried at 12/31/2011, Land	1,960
Gross Amount Carried at 12/31/2011, Building & Improvements	10,708	[2]
Gross Amount Carried at 12/31/2011, Total Costs	12,668	[3],[4]
Accumulated Depreciation	(2,394)	[4]
Acquisition Date	07/21/05
Year Built	1986
Greenwood Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Greenwood Place
Number of Buildings	2
Encumbrances	4,852	[1]
Initial Cost to Company, Land	2,566
Initial Cost to Company, Building & Improvements	12,918	[2]
Initial Cost to Company, Total Costs	15,484
Costs Capitalized Subsequent to Acquisition	640
Gross Amount Carried at 12/31/2011, Land	2,566
Gross Amount Carried at 12/31/2011, Building & Improvements	13,558	[2]
Gross Amount Carried at 12/31/2011, Total Costs	16,124	[3],[4]
Accumulated Depreciation	(2,911)	[4]
Acquisition Date	7/21/2005-6/9/2006
Acquisition start date	7/21/2005
Acquisition end date	6/9/2006
Year Built	1978-1984
Year Built, start date	1978
Year Built, end date	1984
Guilford Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Guilford Road	[6]
Number of Buildings	1	[6]
Initial Cost to Company, Land	1,879	[6]
Initial Cost to Company, Building & Improvements	6,650	[2],[6]
Initial Cost to Company, Total Costs	8,529	[6]
Costs Capitalized Subsequent to Acquisition	1,331	[6]
Gross Amount Carried at 12/31/2011, Land	1,879	[6]
Gross Amount Carried at 12/31/2011, Building & Improvements	7,981	[2],[6]
Gross Amount Carried at 12/31/2011, Total Costs	9,860	[3],[4],[6]
Accumulated Depreciation	(2,016)	[4],[6]
Acquisition Date	06/09/06	[6]
Year Built	1989	[6]
Bollman Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Bollman Place
Number of Buildings	1
Initial Cost to Company, Land	1,654
Initial Cost to Company, Building & Improvements	6,202	[2]
Initial Cost to Company, Total Costs	7,856
Costs Capitalized Subsequent to Acquisition	265
Gross Amount Carried at 12/31/2011, Land	1,654
Gross Amount Carried at 12/31/2011, Building & Improvements	6,467	[2]
Gross Amount Carried at 12/31/2011, Total Costs	8,121	[3],[4]
Accumulated Depreciation	(1,164)	[4]
Acquisition Date	06/09/06
Year Built	1986
Dulles [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Dulles
Number of Buildings	4
Initial Cost to Company, Land	8,431
Initial Cost to Company, Building & Improvements	21,517	[2]
Initial Cost to Company, Total Costs	29,948
Costs Capitalized Subsequent to Acquisition	1,890
Gross Amount Carried at 12/31/2011, Land	8,431
Gross Amount Carried at 12/31/2011, Building & Improvements	23,407	[2]
Gross Amount Carried at 12/31/2011, Total Costs	31,838	[3],[4]
Accumulated Depreciation	(2,956)	[4]
Acquisition Date	08/04/06
Year Built	2007
Beckley [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Beckley
Number of Buildings	1
Initial Cost to Company, Land	3,002
Initial Cost to Company, Building & Improvements	10,700	[2]
Initial Cost to Company, Total Costs	13,702
Costs Capitalized Subsequent to Acquisition	143
Gross Amount Carried at 12/31/2011, Land	3,002
Gross Amount Carried at 12/31/2011, Building & Improvements	10,843	[2]
Gross Amount Carried at 12/31/2011, Total Costs	13,845	[3],[4]
Accumulated Depreciation	(1,195)	[4]
Acquisition Date	09/10/10
Year Built	1992
Route 22 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Route 22
Number of Buildings	1
Encumbrances	7,058	[1]
Initial Cost to Company, Land	5,183
Initial Cost to Company, Building & Improvements	20,100	[2]
Initial Cost to Company, Total Costs	25,283
Costs Capitalized Subsequent to Acquisition	(79)	[5]
Gross Amount Carried at 12/31/2011, Land	5,183
Gross Amount Carried at 12/31/2011, Building & Improvements	20,021	[2]
Gross Amount Carried at 12/31/2011, Total Costs	25,204	[3],[4]
Accumulated Depreciation	(6,815)	[4]
Acquisition Date	07/20/05
Year Built	2003
High Street Portfolio [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	High Street Portfolio	[6]
Number of Buildings	3	[6]
Initial Cost to Company, Land	4,853	[6]
Initial Cost to Company, Building & Improvements	10,334	[2],[6]
Initial Cost to Company, Total Costs	15,187	[6]
Costs Capitalized Subsequent to Acquisition	434	[6]
Gross Amount Carried at 12/31/2011, Land	4,853	[6]
Gross Amount Carried at 12/31/2011, Building & Improvements	10,768	[2],[6]
Gross Amount Carried at 12/31/2011, Total Costs	15,621	[3],[4],[6]
Accumulated Depreciation	(2,706)	[4],[6]
Acquisition Date	10/26/05	[6]
Year Built	1975-1988	[6]
Year Built, start date	1975	[6]
Year Built, end date	1988	[6]
Independence Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Independence Avenue
Number of Buildings	1
Initial Cost to Company, Land	3,133
Initial Cost to Company, Building & Improvements	17,542	[2]
Initial Cost to Company, Total Costs	20,675
Costs Capitalized Subsequent to Acquisition	(224)	[5]
Gross Amount Carried at 12/31/2011, Land	3,133
Gross Amount Carried at 12/31/2011, Building & Improvements	17,318	[2]
Gross Amount Carried at 12/31/2011, Total Costs	20,451	[3],[4]
Accumulated Depreciation	(2,837)	[4]
Acquisition Date	12/26/06
Year Built	1999
Bobali Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Bobali Drive	[6]
Number of Buildings	3	[6]
Initial Cost to Company, Land	4,107	[6]
Initial Cost to Company, Building & Improvements	9,288	[2],[6]
Initial Cost to Company, Total Costs	13,395	[6]
Costs Capitalized Subsequent to Acquisition	484	[6]
Gross Amount Carried at 12/31/2011, Land	4,107	[6]
Gross Amount Carried at 12/31/2011, Building & Improvements	9,772	[2],[6]
Gross Amount Carried at 12/31/2011, Total Costs	13,879	[3],[4],[6]
Accumulated Depreciation	(1,721)	[4],[6]
Acquisition Date	02/09/07	[6]
Year Built	1998-1999	[6]
Year Built, start date	1998	[6]
Year Built, end date	1999	[6]
Wyoming Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Wyoming Avenue
Number of Buildings	1
Initial Cost to Company, Land	622
Initial Cost to Company, Building & Improvements	3,655	[2]
Initial Cost to Company, Total Costs	4,277
Costs Capitalized Subsequent to Acquisition	(169)	[5]
Gross Amount Carried at 12/31/2011, Land	622
Gross Amount Carried at 12/31/2011, Building & Improvements	3,486	[2]
Gross Amount Carried at 12/31/2011, Total Costs	4,108	[3],[4]
Accumulated Depreciation	(918)	[4]
Acquisition Date	11/02/05
Year Built	1997
Mallard Lake [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Mallard Lake
Number of Buildings	1
Initial Cost to Company, Land	2,561
Initial Cost to Company, Building & Improvements	8,809	[2]
Initial Cost to Company, Total Costs	11,370
Costs Capitalized Subsequent to Acquisition	14
Gross Amount Carried at 12/31/2011, Land	2,561
Gross Amount Carried at 12/31/2011, Building & Improvements	8,823	[2]
Gross Amount Carried at 12/31/2011, Total Costs	11,384	[3],[4]
Accumulated Depreciation	(2,958)	[4]
Acquisition Date	10/29/03
Year Built	2000
Gary Ave [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Gary Ave
Number of Buildings	1
Initial Cost to Company, Land	3,191
Initial Cost to Company, Building & Improvements	18,506	[2]
Initial Cost to Company, Total Costs	21,697
Costs Capitalized Subsequent to Acquisition	2,196
Gross Amount Carried at 12/31/2011, Land	3,191
Gross Amount Carried at 12/31/2011, Building & Improvements	20,702	[2]
Gross Amount Carried at 12/31/2011, Total Costs	23,893	[3],[4]
Accumulated Depreciation	(3,830)	[4]
Acquisition Date	01/05/05
Year Built	2001
Blackhawk Portfolio [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Blackhawk Portfolio
Number of Buildings	5
Initial Cost to Company, Land	6,671
Initial Cost to Company, Building & Improvements	40,877	[2]
Initial Cost to Company, Total Costs	47,548
Costs Capitalized Subsequent to Acquisition	1,284
Gross Amount Carried at 12/31/2011, Land	6,667
Gross Amount Carried at 12/31/2011, Building & Improvements	42,165	[2]
Gross Amount Carried at 12/31/2011, Total Costs	48,832	[3],[4]
Accumulated Depreciation	(12,168)	[4]
Acquisition Date	06/13/05
Year Built	1974-1987
Year Built, start date	1974
Year Built, end date	1987
East Fabyan Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	East Fabyan Parkway
Number of Buildings	1
Encumbrances	4,204	[1]
Initial Cost to Company, Land	1,790
Initial Cost to Company, Building & Improvements	10,929	[2]
Initial Cost to Company, Total Costs	12,719
Costs Capitalized Subsequent to Acquisition	742
Gross Amount Carried at 12/31/2011, Land	1,790
Gross Amount Carried at 12/31/2011, Building & Improvements	11,671	[2]
Gross Amount Carried at 12/31/2011, Total Costs	13,461	[3],[4]
Accumulated Depreciation	(3,811)	[4]
Acquisition Date	07/21/05
Year Built	1975
Frontenac Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Frontenac Road
Number of Buildings	1
Initial Cost to Company, Land	1,647
Initial Cost to Company, Building & Improvements	5,849	[2]
Initial Cost to Company, Total Costs	7,496
Costs Capitalized Subsequent to Acquisition	267
Gross Amount Carried at 12/31/2011, Land	1,647
Gross Amount Carried at 12/31/2011, Building & Improvements	6,116	[2]
Gross Amount Carried at 12/31/2011, Total Costs	7,763	[3],[4]
Accumulated Depreciation	(1,751)	[4]
Acquisition Date	07/21/05
Year Built	1995
Stern Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Stern Avenue
Number of Buildings	1
Initial Cost to Company, Land	505
Initial Cost to Company, Building & Improvements	4,947	[2]
Initial Cost to Company, Total Costs	5,452
Costs Capitalized Subsequent to Acquisition	(1,867)	[5]
Gross Amount Carried at 12/31/2011, Land	505
Gross Amount Carried at 12/31/2011, Building & Improvements	3,080	[2]
Gross Amount Carried at 12/31/2011, Total Costs	3,585	[3],[4]
Accumulated Depreciation	(889)	[4]
Acquisition Date	07/21/05
Year Built	1979
South Wolf Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	South Wolf Road
Number of Buildings	1
Encumbrances	8,495	[1]
Initial Cost to Company, Land	4,836
Initial Cost to Company, Building & Improvements	18,794	[2]
Initial Cost to Company, Total Costs	23,630
Costs Capitalized Subsequent to Acquisition	3,499
Gross Amount Carried at 12/31/2011, Land	4,836
Gross Amount Carried at 12/31/2011, Building & Improvements	22,293	[2]
Gross Amount Carried at 12/31/2011, Total Costs	27,129	[3],[4]
Accumulated Depreciation	(7,136)	[4]
Acquisition Date	07/21/05
Year Built	1982
Laramie Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Laramie Avenue	[6]
Number of Buildings	1	[6]
Encumbrances	3,684	[1],[6]
Initial Cost to Company, Land	1,442	[6]
Initial Cost to Company, Building & Improvements	7,985	[2],[6]
Initial Cost to Company, Total Costs	9,427	[6]
Costs Capitalized Subsequent to Acquisition	688	[6]
Gross Amount Carried at 12/31/2011, Land	1,412	[6]
Gross Amount Carried at 12/31/2011, Building & Improvements	8,703	[2],[6]
Gross Amount Carried at 12/31/2011, Total Costs	10,115	[3],[4],[6]
Accumulated Depreciation	(2,545)	[4],[6]
Acquisition Date	07/21/05	[6]
Year Built	1972	[6]
West 123rd Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	West 123rd Place
Number of Buildings	1
Encumbrances	704	[1]
Initial Cost to Company, Land	644
Initial Cost to Company, Building & Improvements	5,935	[2]
Initial Cost to Company, Total Costs	6,579
Costs Capitalized Subsequent to Acquisition	1,355
Gross Amount Carried at 12/31/2011, Land	644
Gross Amount Carried at 12/31/2011, Building & Improvements	7,290	[2]
Gross Amount Carried at 12/31/2011, Total Costs	7,934	[3],[4]
Accumulated Depreciation	(2,072)	[4]
Acquisition Date	07/21/05
Year Built	1975
Veterans Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Veterans Parkway
Number of Buildings	1
Initial Cost to Company, Land	2,108
Initial Cost to Company, Total Costs	2,108
Costs Capitalized Subsequent to Acquisition	7,599
Gross Amount Carried at 12/31/2011, Land	2,108
Gross Amount Carried at 12/31/2011, Building & Improvements	7,599	[2]
Gross Amount Carried at 12/31/2011, Total Costs	9,707	[3],[4]
Accumulated Depreciation	(2,247)	[4]
Acquisition Date	10/20/05
Year Built	2005
Lunt Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Lunt Avenue
Number of Buildings	1
Initial Cost to Company, Land	1,620
Initial Cost to Company, Building & Improvements	1,988	[2]
Initial Cost to Company, Total Costs	3,608
Costs Capitalized Subsequent to Acquisition	240
Gross Amount Carried at 12/31/2011, Land	1,620
Gross Amount Carried at 12/31/2011, Building & Improvements	2,228	[2]
Gross Amount Carried at 12/31/2011, Total Costs	3,848	[3],[4]
Accumulated Depreciation	(631)	[4]
Acquisition Date	03/17/06
Year Built	2005
Mitchell Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Mitchell Court
Number of Buildings	1
Initial Cost to Company, Land	5,036
Initial Cost to Company, Building & Improvements	8,578	[2]
Initial Cost to Company, Total Costs	13,614
Costs Capitalized Subsequent to Acquisition	506
Gross Amount Carried at 12/31/2011, Land	5,036
Gross Amount Carried at 12/31/2011, Building & Improvements	9,084	[2]
Gross Amount Carried at 12/31/2011, Total Costs	14,120	[3],[4]
Accumulated Depreciation	(2,307)	[4]
Acquisition Date	05/01/07
Year Built	1985
Mission Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Mission Street
Number of Buildings	1
Initial Cost to Company, Land	1,765
Initial Cost to Company, Building & Improvements	2,377	[2]
Initial Cost to Company, Total Costs	4,142
Costs Capitalized Subsequent to Acquisition	180
Gross Amount Carried at 12/31/2011, Land	1,765
Gross Amount Carried at 12/31/2011, Building & Improvements	2,557	[2]
Gross Amount Carried at 12/31/2011, Total Costs	4,322	[3],[4]
Accumulated Depreciation	(1,021)	[4]
Acquisition Date	09/08/08
Year Built	1991
Wolf Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Wolf Road
Number of Buildings	1
Initial Cost to Company, Land	1,908
Initial Cost to Company, Building & Improvements	2,392	[2]
Initial Cost to Company, Total Costs	4,300
Costs Capitalized Subsequent to Acquisition	70
Gross Amount Carried at 12/31/2011, Land	1,930
Gross Amount Carried at 12/31/2011, Building & Improvements	2,440	[2]
Gross Amount Carried at 12/31/2011, Total Costs	4,370	[3],[4]
Accumulated Depreciation	(205)	[4]
Acquisition Date	11/22/10
Year Built	1971
Arthur Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Arthur Avenue
Number of Buildings	1
Initial Cost to Company, Land	3,231
Initial Cost to Company, Building & Improvements	1,469	[2]
Initial Cost to Company, Total Costs	4,700
Gross Amount Carried at 12/31/2011, Land	3,219
Gross Amount Carried at 12/31/2011, Building & Improvements	1,481	[2]
Gross Amount Carried at 12/31/2011, Total Costs	4,700	[3],[4]
Acquisition Date	12/30/11
Year Built	1959
Park West [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Park West
Number of Buildings	6
Initial Cost to Company, Land	10,441
Initial Cost to Company, Building & Improvements	63,682	[2]
Initial Cost to Company, Total Costs	74,123
Costs Capitalized Subsequent to Acquisition	(2,637)	[5]
Gross Amount Carried at 12/31/2011, Land	10,319
Gross Amount Carried at 12/31/2011, Building & Improvements	61,167	[2]
Gross Amount Carried at 12/31/2011, Total Costs	71,486	[3],[4]
Accumulated Depreciation	(17,912)	[4]
Acquisition Date	12/15/2003-6/8/2004
Acquisition start date	12/15/2003
Acquisition end date	6/8/2004
Year Built	1997-2003
Year Built, start date	1997
Year Built, end date	2003
Northwest Business Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Northwest Business Center
Number of Buildings	1
Initial Cost to Company, Land	299
Initial Cost to Company, Building & Improvements	4,486	[2]
Initial Cost to Company, Total Costs	4,785
Costs Capitalized Subsequent to Acquisition	272
Gross Amount Carried at 12/31/2011, Land	299
Gross Amount Carried at 12/31/2011, Building & Improvements	4,758	[2]
Gross Amount Carried at 12/31/2011, Total Costs	5,057	[3],[4]
Accumulated Depreciation	(3,183)	[4]
Acquisition Date	05/03/04
Year Built	1995
New Buffington Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	New Buffington Road
Number of Buildings	2
Encumbrances	5,275	[1]
Initial Cost to Company, Land	1,618
Initial Cost to Company, Building & Improvements	8,500	[2]
Initial Cost to Company, Total Costs	10,118
Costs Capitalized Subsequent to Acquisition	3,817
Gross Amount Carried at 12/31/2011, Land	1,618
Gross Amount Carried at 12/31/2011, Building & Improvements	12,317	[2]
Gross Amount Carried at 12/31/2011, Total Costs	13,935	[3],[4]
Accumulated Depreciation	(3,732)	[4]
Acquisition Date	07/21/05
Year Built	1981
Olympic Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Olympic Boulevard
Number of Buildings	3
Encumbrances	5,877	[1]
Initial Cost to Company, Land	2,096
Initial Cost to Company, Building & Improvements	11,788	[2]
Initial Cost to Company, Total Costs	13,884
Costs Capitalized Subsequent to Acquisition	1,834
Gross Amount Carried at 12/31/2011, Land	2,096
Gross Amount Carried at 12/31/2011, Building & Improvements	13,622	[2]
Gross Amount Carried at 12/31/2011, Total Costs	15,718	[3],[4]
Accumulated Depreciation	(4,050)	[4]
Acquisition Date	07/21/05
Year Built	1989
Mineola Pike [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Mineola Pike
Number of Buildings	1
Encumbrances	2,201	[1]
Initial Cost to Company, Land	625
Initial Cost to Company, Building & Improvements	4,642	[2]
Initial Cost to Company, Total Costs	5,267
Costs Capitalized Subsequent to Acquisition	91
Gross Amount Carried at 12/31/2011, Land	625
Gross Amount Carried at 12/31/2011, Building & Improvements	4,733	[2]
Gross Amount Carried at 12/31/2011, Total Costs	5,358	[3],[4]
Accumulated Depreciation	(1,228)	[4]
Acquisition Date	07/21/05
Year Built	1983
Industrial Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Industrial Road
Number of Buildings	2
Encumbrances	1,660	[1]
Initial Cost to Company, Land	629
Initial Cost to Company, Building & Improvements	3,344	[2]
Initial Cost to Company, Total Costs	3,973
Costs Capitalized Subsequent to Acquisition	1,195
Gross Amount Carried at 12/31/2011, Land	628
Gross Amount Carried at 12/31/2011, Building & Improvements	4,540	[2]
Gross Amount Carried at 12/31/2011, Total Costs	5,168	[3],[4]
Accumulated Depreciation	(1,211)	[4]
Acquisition Date	07/21/05
Year Built	1987
Dolwick Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Dolwick Drive
Number of Buildings	1
Encumbrances	2,186	[1]
Initial Cost to Company, Land	579
Initial Cost to Company, Building & Improvements	4,670	[2]
Initial Cost to Company, Total Costs	5,249
Costs Capitalized Subsequent to Acquisition	374
Gross Amount Carried at 12/31/2011, Land	579
Gross Amount Carried at 12/31/2011, Building & Improvements	5,044	[2]
Gross Amount Carried at 12/31/2011, Total Costs	5,623	[3],[4]
Accumulated Depreciation	(1,475)	[4]
Acquisition Date	07/21/05
Year Built	1979
Best Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Best Place
Number of Buildings	1
Initial Cost to Company, Land	1,131
Initial Cost to Company, Building & Improvements	5,516	[2]
Initial Cost to Company, Total Costs	6,647
Costs Capitalized Subsequent to Acquisition	2,104
Gross Amount Carried at 12/31/2011, Land	1,131
Gross Amount Carried at 12/31/2011, Building & Improvements	7,620	[2]
Gross Amount Carried at 12/31/2011, Total Costs	8,751	[3],[4]
Accumulated Depreciation	(2,215)	[4]
Acquisition Date	07/21/05
Year Built	1996
Distribution Circle [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Distribution Circle
Number of Buildings	1
Initial Cost to Company, Land	688
Initial Cost to Company, Building & Improvements	6,838	[2]
Initial Cost to Company, Total Costs	7,526
Costs Capitalized Subsequent to Acquisition	1,109
Gross Amount Carried at 12/31/2011, Land	688
Gross Amount Carried at 12/31/2011, Building & Improvements	7,947	[2]
Gross Amount Carried at 12/31/2011, Total Costs	8,635	[3],[4]
Accumulated Depreciation	(1,987)	[4]
Acquisition Date	07/21/05
Year Built	1981
Creek Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Creek Road
Number of Buildings	1
Initial Cost to Company, Land	377
Initial Cost to Company, Building & Improvements	4,925	[2]
Initial Cost to Company, Total Costs	5,302
Costs Capitalized Subsequent to Acquisition	39
Gross Amount Carried at 12/31/2011, Land	377
Gross Amount Carried at 12/31/2011, Building & Improvements	4,964	[2]
Gross Amount Carried at 12/31/2011, Total Costs	5,341	[3],[4]
Accumulated Depreciation	(1,493)	[4]
Acquisition Date	06/09/06
Year Built	1983
Power Line Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Power Line Drive
Number of Buildings	1
Initial Cost to Company, Land	70
Initial Cost to Company, Building & Improvements	261	[2]
Initial Cost to Company, Total Costs	331
Costs Capitalized Subsequent to Acquisition	(10)	[5]
Gross Amount Carried at 12/31/2011, Land	70
Gross Amount Carried at 12/31/2011, Building & Improvements	251	[2]
Gross Amount Carried at 12/31/2011, Total Costs	321	[3],[4]
Accumulated Depreciation	(43)	[4]
Acquisition Date	06/09/06
Year Built	1984
Foundation Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Foundation Drive
Number of Buildings	4
Initial Cost to Company, Land	706
Initial Cost to Company, Building & Improvements	3,471	[2]
Initial Cost to Company, Total Costs	4,177
Costs Capitalized Subsequent to Acquisition	104
Gross Amount Carried at 12/31/2011, Land	706
Gross Amount Carried at 12/31/2011, Building & Improvements	3,575	[2]
Gross Amount Carried at 12/31/2011, Total Costs	4,281	[3],[4]
Accumulated Depreciation	(826)	[4]
Acquisition Date	06/09/06
Year Built	1984-1987
Year Built, start date	1984
Year Built, end date	1987
Jamilke Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Jamilke Drive
Number of Buildings	6
Initial Cost to Company, Land	1,206
Initial Cost to Company, Building & Improvements	8,887	[2]
Initial Cost to Company, Total Costs	10,093
Costs Capitalized Subsequent to Acquisition	466
Gross Amount Carried at 12/31/2011, Land	1,206
Gross Amount Carried at 12/31/2011, Building & Improvements	9,353	[2]
Gross Amount Carried at 12/31/2011, Total Costs	10,559	[3],[4]
Accumulated Depreciation	(2,176)	[4]
Acquisition Date	06/09/06
Year Built	1984-1987
Year Built, start date	1984
Year Built, end date	1987
Port Union [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Port Union	[6]
Number of Buildings	2	[6]
Initial Cost to Company, Land	7,649	[6]
Initial Cost to Company, Building & Improvements	22,780	[2],[6]
Initial Cost to Company, Total Costs	30,429	[6]
Costs Capitalized Subsequent to Acquisition	2,209	[6]
Gross Amount Carried at 12/31/2011, Land	7,649	[6]
Gross Amount Carried at 12/31/2011, Building & Improvements	24,989	[2],[6]
Gross Amount Carried at 12/31/2011, Total Costs	32,638	[3],[4],[6]
Accumulated Depreciation	(1,257)	[4],[6]
Acquisition Date	11/09/07	[6]
Year Built	2007	[6]
Commodity Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Commodity Boulevard
Number of Buildings	2
Initial Cost to Company, Land	3,891
Initial Cost to Company, Building & Improvements	36,799	[2]
Initial Cost to Company, Total Costs	40,690
Costs Capitalized Subsequent to Acquisition	(594)	[5]
Gross Amount Carried at 12/31/2011, Land	3,891
Gross Amount Carried at 12/31/2011, Building & Improvements	36,205	[2]
Gross Amount Carried at 12/31/2011, Total Costs	40,096	[3],[4]
Accumulated Depreciation	(8,323)	[4]
Acquisition Date	07/21/05
Year Built	2000- 2005
Year Built, start date	2000
Year Built, end date	2005
Industrial Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Industrial Drive
Number of Buildings	1
Encumbrances	2,932	[1]
Initial Cost to Company, Land	683
Initial Cost to Company, Building & Improvements	7,136	[2]
Initial Cost to Company, Total Costs	7,819
Costs Capitalized Subsequent to Acquisition	(305)	[5]
Gross Amount Carried at 12/31/2011, Land	683
Gross Amount Carried at 12/31/2011, Building & Improvements	6,831	[2]
Gross Amount Carried at 12/31/2011, Total Costs	7,514	[3],[4]
Accumulated Depreciation	(1,489)	[4]
Acquisition Date	07/21/05
Year Built	1995
Zane Trace Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Zane Trace Drive
Number of Buildings	1
Initial Cost to Company, Land	288
Initial Cost to Company, Building & Improvements	3,091	[2]
Initial Cost to Company, Total Costs	3,379
Costs Capitalized Subsequent to Acquisition	130
Gross Amount Carried at 12/31/2011, Land	288
Gross Amount Carried at 12/31/2011, Building & Improvements	3,221	[2]
Gross Amount Carried at 12/31/2011, Total Costs	3,509	[3],[4]
Accumulated Depreciation	(1,036)	[4]
Acquisition Date	03/14/06
Year Built	1980
Rickenbacker [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Rickenbacker
Number of Buildings	2
Encumbrances	9,577	[1]
Initial Cost to Company, Land	3,532
Initial Cost to Company, Building & Improvements	34,172	[2]
Initial Cost to Company, Total Costs	37,704
Costs Capitalized Subsequent to Acquisition	(787)	[5]
Gross Amount Carried at 12/31/2011, Land	3,532
Gross Amount Carried at 12/31/2011, Building & Improvements	33,385	[2]
Gross Amount Carried at 12/31/2011, Total Costs	36,917	[3],[4]
Accumulated Depreciation	(6,408)	[4]
Acquisition Date	4/13/2006-5/19/2006
Acquisition start date	4/13/2006
Acquisition end date	5/19/2006
Year Built	1998- 2000
Year Built, start date	1998
Year Built, end date	2000
Creekside [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Creekside
Number of Buildings	4
Initial Cost to Company, Land	5,210
Initial Cost to Company, Building & Improvements	52,437	[2]
Initial Cost to Company, Total Costs	57,647
Costs Capitalized Subsequent to Acquisition	1,120
Gross Amount Carried at 12/31/2011, Land	5,210
Gross Amount Carried at 12/31/2011, Building & Improvements	53,557	[2]
Gross Amount Carried at 12/31/2011, Total Costs	58,767	[3],[4]
Accumulated Depreciation	(12,996)	[4]
Acquisition Date	05/19/06
Year Built	1999- 2002
Year Built, start date	1999
Year Built, end date	2002
South Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	SouthPark
Number of Buildings	3
Initial Cost to Company, Land	1,628
Initial Cost to Company, Building & Improvements	13,504	[2]
Initial Cost to Company, Total Costs	15,132
Costs Capitalized Subsequent to Acquisition	574
Gross Amount Carried at 12/31/2011, Land	1,628
Gross Amount Carried at 12/31/2011, Building & Improvements	14,078	[2]
Gross Amount Carried at 12/31/2011, Total Costs	15,706	[3],[4]
Accumulated Depreciation	(3,190)	[4]
Acquisition Date	05/19/06
Year Built	1990- 1999
Year Built, start date	1990
Year Built, end date	1999
Lasalle Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Lasalle Drive
Number of Buildings	1
Encumbrances	7,415	[1]
Initial Cost to Company, Land	1,839
Initial Cost to Company, Building & Improvements	12,391	[2]
Initial Cost to Company, Total Costs	14,230
Costs Capitalized Subsequent to Acquisition	535
Gross Amount Carried at 12/31/2011, Land	2,304
Gross Amount Carried at 12/31/2011, Building & Improvements	12,461	[2]
Gross Amount Carried at 12/31/2011, Total Costs	14,765	[3],[4]
Accumulated Depreciation	(2,715)	[4]
Acquisition Date	08/08/07
Year Built	2004
Freeport Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Freeport Parkway
Number of Buildings	1
Initial Cost to Company, Land	981
Initial Cost to Company, Building & Improvements	10,392	[2]
Initial Cost to Company, Total Costs	11,373
Costs Capitalized Subsequent to Acquisition	(362)	[5]
Gross Amount Carried at 12/31/2011, Land	981
Gross Amount Carried at 12/31/2011, Building & Improvements	10,030	[2]
Gross Amount Carried at 12/31/2011, Total Costs	11,011	[3],[4]
Accumulated Depreciation	(3,664)	[4]
Acquisition Date	12/15/03
Year Built	1999
Pinnacle [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Pinnacle	[6]
Number of Buildings	1	[6]
Initial Cost to Company, Land	521	[6]
Initial Cost to Company, Building & Improvements	9,683	[2],[6]
Initial Cost to Company, Total Costs	10,204	[6]
Costs Capitalized Subsequent to Acquisition	376	[6]
Gross Amount Carried at 12/31/2011, Land	521	[6]
Gross Amount Carried at 12/31/2011, Building & Improvements	10,059	[2],[6]
Gross Amount Carried at 12/31/2011, Total Costs	10,580	[3],[4],[6]
Accumulated Depreciation	(3,241)	[4],[6]
Acquisition Date	12/15/03	[6]
Year Built	2001	[6]
Market Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Market Industrial
Number of Buildings	5
Initial Cost to Company, Land	1,481
Initial Cost to Company, Building & Improvements	15,507	[2]
Initial Cost to Company, Total Costs	16,988
Costs Capitalized Subsequent to Acquisition	(848)	[5]
Gross Amount Carried at 12/31/2011, Land	1,481
Gross Amount Carried at 12/31/2011, Building & Improvements	14,659	[2]
Gross Amount Carried at 12/31/2011, Total Costs	16,140	[3],[4]
Accumulated Depreciation	(3,387)	[4]
Acquisition Date	10/01/04
Year Built	1981- 1985
Year Built, start date	1981
Year Built, end date	1985
Shiloh Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Shiloh Industrial
Number of Buildings	1
Initial Cost to Company, Land	459
Initial Cost to Company, Building & Improvements	4,173	[2]
Initial Cost to Company, Total Costs	4,632
Costs Capitalized Subsequent to Acquisition	(211)	[5]
Gross Amount Carried at 12/31/2011, Land	459
Gross Amount Carried at 12/31/2011, Building & Improvements	3,962	[2]
Gross Amount Carried at 12/31/2011, Total Costs	4,421	[3],[4]
Accumulated Depreciation	(920)	[4]
Acquisition Date	10/01/04
Year Built	1984
Perimeter Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Perimeter Industrial
Number of Buildings	2
Initial Cost to Company, Land	261
Initial Cost to Company, Building & Improvements	2,901	[2]
Initial Cost to Company, Total Costs	3,162
Costs Capitalized Subsequent to Acquisition	(350)	[5]
Gross Amount Carried at 12/31/2011, Land	261
Gross Amount Carried at 12/31/2011, Building & Improvements	2,551	[2]
Gross Amount Carried at 12/31/2011, Total Costs	2,812	[3],[4]
Accumulated Depreciation	(618)	[4]
Acquisition Date	10/01/04
Year Built	1979
Avenue R Industrial I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Avenue R Industrial I
Number of Buildings	1
Initial Cost to Company, Land	189
Initial Cost to Company, Building & Improvements	2,231	[2]
Initial Cost to Company, Total Costs	2,420
Costs Capitalized Subsequent to Acquisition	(49)	[5]
Gross Amount Carried at 12/31/2011, Land	189
Gross Amount Carried at 12/31/2011, Building & Improvements	2,182	[2]
Gross Amount Carried at 12/31/2011, Total Costs	2,371	[3],[4]
Accumulated Depreciation	(546)	[4]
Acquisition Date	10/01/04
Year Built	1980
Avenue R Industrial II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Avenue R Industrial II
Number of Buildings	1
Initial Cost to Company, Land	271
Initial Cost to Company, Building & Improvements	1,139	[2]
Initial Cost to Company, Total Costs	1,410
Costs Capitalized Subsequent to Acquisition	168
Gross Amount Carried at 12/31/2011, Land	271
Gross Amount Carried at 12/31/2011, Building & Improvements	1,307	[2]
Gross Amount Carried at 12/31/2011, Total Costs	1,578	[3],[4]
Accumulated Depreciation	(352)	[4]
Acquisition Date	10/01/04
Year Built	1980
Westfork Center Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Westfork Center Industrial
Number of Buildings	3
Initial Cost to Company, Land	503
Initial Cost to Company, Building & Improvements	5,977	[2]
Initial Cost to Company, Total Costs	6,480
Costs Capitalized Subsequent to Acquisition	280
Gross Amount Carried at 12/31/2011, Land	503
Gross Amount Carried at 12/31/2011, Building & Improvements	6,257	[2]
Gross Amount Carried at 12/31/2011, Total Costs	6,760	[3],[4]
Accumulated Depreciation	(1,433)	[4]
Acquisition Date	10/01/04
Year Built	1980
Grand River Rd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Grand River Rd
Number of Buildings	1
Initial Cost to Company, Land	1,380
Initial Cost to Company, Building & Improvements	14,504	[2]
Initial Cost to Company, Total Costs	15,884
Costs Capitalized Subsequent to Acquisition	(1,713)	[5]
Gross Amount Carried at 12/31/2011, Land	1,380
Gross Amount Carried at 12/31/2011, Building & Improvements	12,791	[2]
Gross Amount Carried at 12/31/2011, Total Costs	14,171	[3],[4]
Accumulated Depreciation	(3,855)	[4]
Acquisition Date	12/03/04
Year Built	2004
Diplomat Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Diplomat Drive
Number of Buildings	1
Initial Cost to Company, Land	532
Initial Cost to Company, Building & Improvements	3,136	[2]
Initial Cost to Company, Total Costs	3,668
Costs Capitalized Subsequent to Acquisition	1,951
Gross Amount Carried at 12/31/2011, Land	532
Gross Amount Carried at 12/31/2011, Building & Improvements	5,087	[2]
Gross Amount Carried at 12/31/2011, Total Costs	5,619	[3],[4]
Accumulated Depreciation	(1,459)	[4]
Acquisition Date	05/26/05
Year Built	1986
North 28th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	North 28th Street
Number of Buildings	1
Initial Cost to Company, Building & Improvements	6,145	[2]
Initial Cost to Company, Total Costs	6,145
Costs Capitalized Subsequent to Acquisition	(73)	[5]
Gross Amount Carried at 12/31/2011, Building & Improvements	6,072	[2]
Gross Amount Carried at 12/31/2011, Total Costs	6,072	[3],[4]
Accumulated Depreciation	(2,469)	[4]
Acquisition Date	07/21/05
Year Built	2000
Esters Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Esters Boulevard
Number of Buildings	5
Initial Cost to Company, Land	2,428
Initial Cost to Company, Building & Improvements	50,618	[2]
Initial Cost to Company, Total Costs	53,046
Costs Capitalized Subsequent to Acquisition	540
Gross Amount Carried at 12/31/2011, Land	2,870
Gross Amount Carried at 12/31/2011, Building & Improvements	50,716	[2]
Gross Amount Carried at 12/31/2011, Total Costs	53,586	[3],[4]
Accumulated Depreciation	(14,656)	[4]
Acquisition Date	07/21/05
Year Built	1984- 1999
Year Built, start date	1984
Year Built, end date	1999
Royal Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Royal Lane
Number of Buildings	1
Initial Cost to Company, Building & Improvements	3,200	[2]
Initial Cost to Company, Total Costs	3,200
Costs Capitalized Subsequent to Acquisition	251
Gross Amount Carried at 12/31/2011, Building & Improvements	3,451	[2]
Gross Amount Carried at 12/31/2011, Total Costs	3,451	[3],[4]
Accumulated Depreciation	(1,035)	[4]
Acquisition Date	07/21/05
Year Built	1986
West Story Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	West Story Drive
Number of Buildings	1
Initial Cost to Company, Land	777
Initial Cost to Company, Building & Improvements	4,646	[2]
Initial Cost to Company, Total Costs	5,423
Costs Capitalized Subsequent to Acquisition	418
Gross Amount Carried at 12/31/2011, Land	777
Gross Amount Carried at 12/31/2011, Building & Improvements	5,064	[2]
Gross Amount Carried at 12/31/2011, Total Costs	5,841	[3],[4]
Accumulated Depreciation	(1,628)	[4]
Acquisition Date	07/21/05
Year Built	1997
Meridian Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Meridian Drive
Number of Buildings	1
Initial Cost to Company, Land	410
Initial Cost to Company, Building & Improvements	4,135	[2]
Initial Cost to Company, Total Costs	4,545
Costs Capitalized Subsequent to Acquisition	1,365
Gross Amount Carried at 12/31/2011, Land	410
Gross Amount Carried at 12/31/2011, Building & Improvements	5,500	[2]
Gross Amount Carried at 12/31/2011, Total Costs	5,910	[3],[4]
Accumulated Depreciation	(2,256)	[4]
Acquisition Date	07/21/05
Year Built	1975
Gateway Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Gateway Drive
Number of Buildings	1
Initial Cost to Company, Land	463
Initial Cost to Company, Building & Improvements	2,152	[2]
Initial Cost to Company, Total Costs	2,615
Costs Capitalized Subsequent to Acquisition	601
Gross Amount Carried at 12/31/2011, Land	463
Gross Amount Carried at 12/31/2011, Building & Improvements	2,753	[2]
Gross Amount Carried at 12/31/2011, Total Costs	3,216	[3],[4]
Accumulated Depreciation	(733)	[4]
Acquisition Date	07/21/05
Year Built	1988
Valwood Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Valwood Parkway
Number of Buildings	3
Encumbrances	2,706	[1]
Initial Cost to Company, Land	2,271
Initial Cost to Company, Building & Improvements	15,351	[2]
Initial Cost to Company, Total Costs	17,622
Costs Capitalized Subsequent to Acquisition	1,324
Gross Amount Carried at 12/31/2011, Land	2,271
Gross Amount Carried at 12/31/2011, Building & Improvements	16,675	[2]
Gross Amount Carried at 12/31/2011, Total Costs	18,946	[3],[4]
Accumulated Depreciation	(5,562)	[4]
Acquisition Date	07/21/05
Year Built	1984- 1996
Year Built, start date	1984
Year Built, end date	1996
108th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	108th Street
Number of Buildings	1
Initial Cost to Company, Land	83
Initial Cost to Company, Building & Improvements	899	[2]
Initial Cost to Company, Total Costs	982
Costs Capitalized Subsequent to Acquisition	(61)	[5]
Gross Amount Carried at 12/31/2011, Land	83
Gross Amount Carried at 12/31/2011, Building & Improvements	838	[2]
Gross Amount Carried at 12/31/2011, Total Costs	921	[3],[4]
Accumulated Depreciation	(263)	[4]
Acquisition Date	07/21/05
Year Built	1972
Sanden Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Sanden Drive
Number of Buildings	1
Initial Cost to Company, Land	207
Initial Cost to Company, Building & Improvements	2,258	[2]
Initial Cost to Company, Total Costs	2,465
Costs Capitalized Subsequent to Acquisition	219
Gross Amount Carried at 12/31/2011, Land	207
Gross Amount Carried at 12/31/2011, Building & Improvements	2,477	[2]
Gross Amount Carried at 12/31/2011, Total Costs	2,684	[3],[4]
Accumulated Depreciation	(486)	[4]
Acquisition Date	07/21/05
Year Built	1994
North Great Southwest Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	North Great Southwest Parkway
Number of Buildings	2
Encumbrances	2,385	[1]
Initial Cost to Company, Land	1,384
Initial Cost to Company, Building & Improvements	3,727	[2]
Initial Cost to Company, Total Costs	5,111
Costs Capitalized Subsequent to Acquisition	1,555
Gross Amount Carried at 12/31/2011, Land	1,904
Gross Amount Carried at 12/31/2011, Building & Improvements	4,762	[2]
Gross Amount Carried at 12/31/2011, Total Costs	6,666	[3],[4]
Accumulated Depreciation	(1,073)	[4]
Acquisition Date	07/21/05
Year Built	1963- 1964
Year Built, start date	1963
Year Built, end date	1964
Webb Chapel Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Webb Chapel Road
Number of Buildings	1
Encumbrances	303	[1]
Initial Cost to Company, Land	110
Initial Cost to Company, Building & Improvements	732	[2]
Initial Cost to Company, Total Costs	842
Costs Capitalized Subsequent to Acquisition	(457)	[5]
Gross Amount Carried at 12/31/2011, Land	110
Gross Amount Carried at 12/31/2011, Building & Improvements	275	[2]
Gross Amount Carried at 12/31/2011, Total Costs	385	[3],[4]
Accumulated Depreciation	(107)	[4]
Acquisition Date	07/21/05
Year Built	1978
Belt Line Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Belt Line Road
Number of Buildings	6
Encumbrances	3,210	[1]
Initial Cost to Company, Land	1,167
Initial Cost to Company, Building & Improvements	7,811	[2]
Initial Cost to Company, Total Costs	8,978
Costs Capitalized Subsequent to Acquisition	1,023
Gross Amount Carried at 12/31/2011, Land	1,167
Gross Amount Carried at 12/31/2011, Building & Improvements	8,834	[2]
Gross Amount Carried at 12/31/2011, Total Costs	10,001	[3],[4]
Accumulated Depreciation	(2,982)	[4]
Acquisition Date	07/21/05
Year Built	1978
Springlake Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Springlake Road
Number of Buildings	2
Encumbrances	1,832	[1]
Initial Cost to Company, Land	534
Initial Cost to Company, Building & Improvements	4,457	[2]
Initial Cost to Company, Total Costs	4,991
Costs Capitalized Subsequent to Acquisition	768
Gross Amount Carried at 12/31/2011, Land	534
Gross Amount Carried at 12/31/2011, Building & Improvements	5,225	[2]
Gross Amount Carried at 12/31/2011, Total Costs	5,759	[3],[4]
Accumulated Depreciation	(1,731)	[4]
Acquisition Date	07/21/05
Year Built	1984
Hurd Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Hurd Drive	[6]
Number of Buildings	1	[6]
Encumbrances	1,256	[1],[6]
Initial Cost to Company, Land	420	[6]
Initial Cost to Company, Building & Improvements	2,332	[2],[6]
Initial Cost to Company, Total Costs	2,752	[6]
Costs Capitalized Subsequent to Acquisition	207	[6]
Gross Amount Carried at 12/31/2011, Land	420	[6]
Gross Amount Carried at 12/31/2011, Building & Improvements	2,539	[2],[6]
Gross Amount Carried at 12/31/2011, Total Costs	2,959	[3],[4],[6]
Accumulated Depreciation	(521)	[4],[6]
Acquisition Date	07/21/05	[6]
Year Built	1982	[6]
Champion Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Champion Drive
Number of Buildings	1
Encumbrances	1,442	[1]
Initial Cost to Company, Land	672
Initial Cost to Company, Building & Improvements	2,598	[2]
Initial Cost to Company, Total Costs	3,270
Costs Capitalized Subsequent to Acquisition	880
Gross Amount Carried at 12/31/2011, Land	672
Gross Amount Carried at 12/31/2011, Building & Improvements	3,478	[2]
Gross Amount Carried at 12/31/2011, Total Costs	4,150	[3],[4]
Accumulated Depreciation	(716)	[4]
Acquisition Date	07/21/05
Year Built	1984
GSW Gateway Three [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	GSW Gateway Three
Number of Buildings	1
Initial Cost to Company, Land	1,669
Initial Cost to Company, Building & Improvements	11,622	[2]
Initial Cost to Company, Total Costs	13,291
Costs Capitalized Subsequent to Acquisition	1
Gross Amount Carried at 12/31/2011, Land	1,669
Gross Amount Carried at 12/31/2011, Building & Improvements	11,623	[2]
Gross Amount Carried at 12/31/2011, Total Costs	13,292	[3],[4]
Accumulated Depreciation	(3,531)	[4]
Acquisition Date	01/13/06
Year Built	2001
Interpark 70 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Interpark 70
Number of Buildings	1
Encumbrances	4,633	[1]
Initial Cost to Company, Land	1,383
Initial Cost to Company, Building & Improvements	7,566	[2]
Initial Cost to Company, Total Costs	8,949
Costs Capitalized Subsequent to Acquisition	(770)	[5]
Gross Amount Carried at 12/31/2011, Land	1,383
Gross Amount Carried at 12/31/2011, Building & Improvements	6,796	[2]
Gross Amount Carried at 12/31/2011, Total Costs	8,179	[3],[4]
Accumulated Depreciation	(1,869)	[4]
Acquisition Date	09/30/04
Year Built	1998
Peccos Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Peccos Street
Number of Buildings	1
Initial Cost to Company, Land	1,860
Initial Cost to Company, Building & Improvements	4,821	[2]
Initial Cost to Company, Total Costs	6,681
Costs Capitalized Subsequent to Acquisition	35
Gross Amount Carried at 12/31/2011, Land	1,860
Gross Amount Carried at 12/31/2011, Building & Improvements	4,856	[2]
Gross Amount Carried at 12/31/2011, Total Costs	6,716	[3],[4]
Accumulated Depreciation	(168)	[4]
Acquisition Date	08/08/11
Year Built	2003
West By Northwest [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	West by Northwest
Number of Buildings	1
Initial Cost to Company, Land	1,033
Initial Cost to Company, Building & Improvements	7,564	[2]
Initial Cost to Company, Total Costs	8,597
Costs Capitalized Subsequent to Acquisition	1
Gross Amount Carried at 12/31/2011, Land	1,033
Gross Amount Carried at 12/31/2011, Building & Improvements	7,565	[2]
Gross Amount Carried at 12/31/2011, Total Costs	8,598	[3],[4]
Accumulated Depreciation	(2,078)	[4]
Acquisition Date	10/30/03
Year Built	1997
Bondesen Business. Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Bondesen Business. Park
Number of Buildings	7
Initial Cost to Company, Land	1,007
Initial Cost to Company, Building & Improvements	23,370	[2]
Initial Cost to Company, Total Costs	24,377
Costs Capitalized Subsequent to Acquisition	1,495
Gross Amount Carried at 12/31/2011, Land	1,007
Gross Amount Carried at 12/31/2011, Building & Improvements	24,865	[2]
Gross Amount Carried at 12/31/2011, Total Costs	25,872	[3],[4]
Accumulated Depreciation	(8,999)	[4]
Acquisition Date	06/03/04
Year Built	2001-2002
Year Built, start date	2001
Year Built, end date	2002
Beltway 8 Business Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Beltway 8 Business Park
Number of Buildings	7
Initial Cost to Company, Land	1,679
Initial Cost to Company, Building & Improvements	25,565	[2]
Initial Cost to Company, Total Costs	27,244
Costs Capitalized Subsequent to Acquisition	100
Gross Amount Carried at 12/31/2011, Land	1,679
Gross Amount Carried at 12/31/2011, Building & Improvements	25,665	[2]
Gross Amount Carried at 12/31/2011, Total Costs	27,344	[3],[4]
Accumulated Depreciation	(8,961)	[4]
Acquisition Date	6/3/2004-7/1/2005
Acquisition start date	6/3/2004
Acquisition end date	7/1/2005
Year Built	2001-2003
Year Built, start date	2001
Year Built, end date	2003
Corporate Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Corporate Industrial
Number of Buildings	2
Initial Cost to Company, Land	613
Initial Cost to Company, Building & Improvements	3,989	[2]
Initial Cost to Company, Total Costs	4,602
Costs Capitalized Subsequent to Acquisition	451
Gross Amount Carried at 12/31/2011, Land	613
Gross Amount Carried at 12/31/2011, Building & Improvements	4,440	[2]
Gross Amount Carried at 12/31/2011, Total Costs	5,053	[3],[4]
Accumulated Depreciation	(994)	[4]
Acquisition Date	10/01/04
Year Built	1981
Reed Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Reed Industrial
Number of Buildings	1
Initial Cost to Company, Land	568
Initial Cost to Company, Building & Improvements	6,331	[2]
Initial Cost to Company, Total Costs	6,899
Costs Capitalized Subsequent to Acquisition	1,157
Gross Amount Carried at 12/31/2011, Land	568
Gross Amount Carried at 12/31/2011, Building & Improvements	7,488	[2]
Gross Amount Carried at 12/31/2011, Total Costs	8,056	[3],[4]
Accumulated Depreciation	(3,597)	[4]
Acquisition Date	10/01/04
Year Built	1973
Julie Rivers Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Julie Rivers Industrial
Number of Buildings	2
Initial Cost to Company, Land	272
Initial Cost to Company, Building & Improvements	3,123	[2]
Initial Cost to Company, Total Costs	3,395
Costs Capitalized Subsequent to Acquisition	681
Gross Amount Carried at 12/31/2011, Land	272
Gross Amount Carried at 12/31/2011, Building & Improvements	3,804	[2]
Gross Amount Carried at 12/31/2011, Total Costs	4,076	[3],[4]
Accumulated Depreciation	(1,573)	[4]
Acquisition Date	10/01/04
Year Built	1982
Wynwood Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Wynwood Industrial
Number of Buildings	1
Initial Cost to Company, Land	180
Initial Cost to Company, Building & Improvements	1,634	[2]
Initial Cost to Company, Total Costs	1,814
Costs Capitalized Subsequent to Acquisition	(66)	[5]
Gross Amount Carried at 12/31/2011, Land	180
Gross Amount Carried at 12/31/2011, Building & Improvements	1,568	[2]
Gross Amount Carried at 12/31/2011, Total Costs	1,748	[3],[4]
Accumulated Depreciation	(361)	[4]
Acquisition Date	10/01/04
Year Built	1980
Wynpark Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Wynpark Industrial
Number of Buildings	1
Initial Cost to Company, Land	154
Initial Cost to Company, Building & Improvements	1,404	[2]
Initial Cost to Company, Total Costs	1,558
Costs Capitalized Subsequent to Acquisition	90
Gross Amount Carried at 12/31/2011, Land	154
Gross Amount Carried at 12/31/2011, Building & Improvements	1,494	[2]
Gross Amount Carried at 12/31/2011, Total Costs	1,648	[3],[4]
Accumulated Depreciation	(459)	[4]
Acquisition Date	10/01/04
Year Built	1966
Siber Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Siber Industrial
Number of Buildings	1
Initial Cost to Company, Land	742
Initial Cost to Company, Building & Improvements	4,644	[2]
Initial Cost to Company, Total Costs	5,386
Costs Capitalized Subsequent to Acquisition	(490)	[5]
Gross Amount Carried at 12/31/2011, Land	742
Gross Amount Carried at 12/31/2011, Building & Improvements	4,154	[2]
Gross Amount Carried at 12/31/2011, Total Costs	4,896	[3],[4]
Accumulated Depreciation	(1,620)	[4]
Acquisition Date	10/01/04
Year Built	1966
Greenbriar Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Greenbriar Industrial
Number of Buildings	1
Initial Cost to Company, Land	1,200
Initial Cost to Company, Building & Improvements	7,998	[2]
Initial Cost to Company, Total Costs	9,198
Costs Capitalized Subsequent to Acquisition	3,167
Gross Amount Carried at 12/31/2011, Land	1,200
Gross Amount Carried at 12/31/2011, Building & Improvements	11,165	[2]
Gross Amount Carried at 12/31/2011, Total Costs	12,365	[3],[4]
Accumulated Depreciation	(4,753)	[4]
Acquisition Date	10/01/04
Year Built	1981
Greens Crossing [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Greens Crossing
Number of Buildings	3
Encumbrances	6,329	[1]
Initial Cost to Company, Land	1,225
Initial Cost to Company, Building & Improvements	10,202	[2]
Initial Cost to Company, Total Costs	11,427
Costs Capitalized Subsequent to Acquisition	133
Gross Amount Carried at 12/31/2011, Land	1,225
Gross Amount Carried at 12/31/2011, Building & Improvements	10,335	[2]
Gross Amount Carried at 12/31/2011, Total Costs	11,560	[3],[4]
Accumulated Depreciation	(2,841)	[4]
Acquisition Date	07/01/05
Year Built	1998-2000
Year Built, start date	1998
Year Built, end date	2000
Willowbrook [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Willowbrook
Number of Buildings	4
Encumbrances	7,570	[1]
Initial Cost to Company, Land	1,274
Initial Cost to Company, Building & Improvements	12,842	[2]
Initial Cost to Company, Total Costs	14,116
Costs Capitalized Subsequent to Acquisition	1,255
Gross Amount Carried at 12/31/2011, Land	1,274
Gross Amount Carried at 12/31/2011, Building & Improvements	14,097	[2]
Gross Amount Carried at 12/31/2011, Total Costs	15,371	[3],[4]
Accumulated Depreciation	(3,918)	[4]
Acquisition Date	07/01/05
Year Built	1998-2000
Year Built, start date	1998
Year Built, end date	2000
Gateway At Central Green [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Gateway at Central Green
Number of Buildings	2
Initial Cost to Company, Land	1,079
Initial Cost to Company, Building & Improvements	9,929	[2]
Initial Cost to Company, Total Costs	11,008
Costs Capitalized Subsequent to Acquisition	427
Gross Amount Carried at 12/31/2011, Land	1,079
Gross Amount Carried at 12/31/2011, Building & Improvements	10,356	[2]
Gross Amount Carried at 12/31/2011, Total Costs	11,435	[3],[4]
Accumulated Depreciation	(2,640)	[4]
Acquisition Date	09/20/05
Year Built	2001
Fairbanks Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Fairbanks Center
Number of Buildings	1
Initial Cost to Company, Land	707
Initial Cost to Company, Building & Improvements	5,205	[2]
Initial Cost to Company, Total Costs	5,912
Costs Capitalized Subsequent to Acquisition	205
Gross Amount Carried at 12/31/2011, Land	707
Gross Amount Carried at 12/31/2011, Building & Improvements	5,410	[2]
Gross Amount Carried at 12/31/2011, Total Costs	6,117	[3],[4]
Accumulated Depreciation	(1,287)	[4]
Acquisition Date	03/27/06
Year Built	1999
Bondesen North [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Bondesen North
Number of Buildings	4
Initial Cost to Company, Land	3,345
Initial Cost to Company, Building & Improvements	11,030	[2]
Initial Cost to Company, Total Costs	14,375
Costs Capitalized Subsequent to Acquisition	114
Gross Amount Carried at 12/31/2011, Land	3,345
Gross Amount Carried at 12/31/2011, Building & Improvements	11,144	[2]
Gross Amount Carried at 12/31/2011, Total Costs	14,489	[3],[4]
Accumulated Depreciation	(2,724)	[4]
Acquisition Date	06/08/07
Year Built	2006
Northwest Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Northwest Place
Number of Buildings	1
Initial Cost to Company, Land	1,821
Initial Cost to Company, Building & Improvements	11,406	[2]
Initial Cost to Company, Total Costs	13,227
Costs Capitalized Subsequent to Acquisition	701
Gross Amount Carried at 12/31/2011, Land	1,821
Gross Amount Carried at 12/31/2011, Building & Improvements	12,107	[2]
Gross Amount Carried at 12/31/2011, Total Costs	13,928	[3],[4]
Accumulated Depreciation	(2,040)	[4]
Acquisition Date	06/14/07
Year Built	1997
Warehouse Center Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Warehouse Center Drive
Number of Buildings	1
Initial Cost to Company, Land	1,296
Initial Cost to Company, Building & Improvements	6,782	[2]
Initial Cost to Company, Total Costs	8,078
Costs Capitalized Subsequent to Acquisition	12
Gross Amount Carried at 12/31/2011, Land	1,296
Gross Amount Carried at 12/31/2011, Building & Improvements	6,794	[2]
Gross Amount Carried at 12/31/2011, Total Costs	8,090	[3],[4]
Accumulated Depreciation	(1,453)	[4]
Acquisition Date	12/03/07
Year Built	2006
Air Center Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Air Center Drive
Number of Buildings	1
Initial Cost to Company, Land	763
Initial Cost to Company, Building & Improvements	1,876	[2]
Initial Cost to Company, Total Costs	2,639
Costs Capitalized Subsequent to Acquisition	42
Gross Amount Carried at 12/31/2011, Land	711
Gross Amount Carried at 12/31/2011, Building & Improvements	1,970	[2]
Gross Amount Carried at 12/31/2011, Total Costs	2,681	[3],[4]
Accumulated Depreciation	(278)	[4]
Acquisition Date	11/09/10
Year Built	1997
Beltway Antoine Portfolio [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Beltway Antoine Portfolio
Number of Buildings	7
Initial Cost to Company, Land	7,058
Initial Cost to Company, Building & Improvements	31,875	[2]
Initial Cost to Company, Total Costs	38,933
Costs Capitalized Subsequent to Acquisition	322
Gross Amount Carried at 12/31/2011, Land	7,058
Gross Amount Carried at 12/31/2011, Building & Improvements	32,197	[2]
Gross Amount Carried at 12/31/2011, Total Costs	39,255	[3],[4]
Accumulated Depreciation	(1,327)	[4]
Acquisition Date	08/11/11
Year Built	2007-2008
Year Built, start date	2007
Year Built, end date	2008
Greens Parkway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Greens Parkway
Number of Buildings	1
Initial Cost to Company, Land	704
Initial Cost to Company, Building & Improvements	4,093	[2]
Initial Cost to Company, Total Costs	4,797
Costs Capitalized Subsequent to Acquisition	89
Gross Amount Carried at 12/31/2011, Land	704
Gross Amount Carried at 12/31/2011, Building & Improvements	4,182	[2]
Gross Amount Carried at 12/31/2011, Total Costs	4,886	[3],[4]
Accumulated Depreciation	(20)	[4]
Acquisition Date	12/07/11
Year Built	2007
Plainfield [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Plainfield
Number of Buildings	2
Initial Cost to Company, Land	3,095
Initial Cost to Company, Building & Improvements	31,369	[2]
Initial Cost to Company, Total Costs	34,464
Costs Capitalized Subsequent to Acquisition	(40)	[5]
Gross Amount Carried at 12/31/2011, Land	3,095
Gross Amount Carried at 12/31/2011, Building & Improvements	31,329	[2]
Gross Amount Carried at 12/31/2011, Total Costs	34,424	[3],[4]
Accumulated Depreciation	(8,077)	[4]
Acquisition Date	12/22/2003-4/13/2006
Acquisition start date	12/22/2003
Acquisition end date	4/13/2006
Year Built	1997-2000
Year Built, start date	1997
Year Built, end date	2000
Guion Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Guion Road
Number of Buildings	1
Initial Cost to Company, Land	2,200
Initial Cost to Company, Building & Improvements	11,239	[2]
Initial Cost to Company, Total Costs	13,439
Costs Capitalized Subsequent to Acquisition	(224)	[5]
Gross Amount Carried at 12/31/2011, Land	2,200
Gross Amount Carried at 12/31/2011, Building & Improvements	11,015	[2]
Gross Amount Carried at 12/31/2011, Total Costs	13,215	[3],[4]
Accumulated Depreciation	(2,852)	[4]
Acquisition Date	12/15/05
Year Built	1995
Franklin Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Franklin Road
Number of Buildings	3
Initial Cost to Company, Land	2,292
Initial Cost to Company, Building & Improvements	11,949	[2]
Initial Cost to Company, Total Costs	14,241
Costs Capitalized Subsequent to Acquisition	4,229
Gross Amount Carried at 12/31/2011, Land	2,292
Gross Amount Carried at 12/31/2011, Building & Improvements	16,178	[2]
Gross Amount Carried at 12/31/2011, Total Costs	18,470	[3],[4]
Accumulated Depreciation	(4,875)	[4]
Acquisition Date	02/27/06
Year Built	1973
Perry Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Perry Road
Number of Buildings	1
Initial Cost to Company, Land	1,106
Initial Cost to Company, Building & Improvements	7,268	[2]
Initial Cost to Company, Total Costs	8,374
Costs Capitalized Subsequent to Acquisition	353
Gross Amount Carried at 12/31/2011, Land	1,106
Gross Amount Carried at 12/31/2011, Building & Improvements	7,621	[2]
Gross Amount Carried at 12/31/2011, Total Costs	8,727	[3],[4]
Accumulated Depreciation	(1,657)	[4]
Acquisition Date	10/10/07
Year Built	1995
Trade Pointe III [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Trade Pointe III
Number of Buildings	1
Encumbrances	4,797	[1]
Initial Cost to Company, Land	1,020
Initial Cost to Company, Building & Improvements	7,240	[2]
Initial Cost to Company, Total Costs	8,260
Costs Capitalized Subsequent to Acquisition	(713)	[5]
Gross Amount Carried at 12/31/2011, Land	1,020
Gross Amount Carried at 12/31/2011, Building & Improvements	6,527	[2]
Gross Amount Carried at 12/31/2011, Total Costs	7,547	[3],[4]
Accumulated Depreciation	(1,712)	[4]
Acquisition Date	09/28/04
Year Built	2001
Riverport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Riverport
Number of Buildings	1
Initial Cost to Company, Land	1,279
Initial Cost to Company, Building & Improvements	8,812	[2]
Initial Cost to Company, Total Costs	10,091
Costs Capitalized Subsequent to Acquisition	(969)	[5]
Gross Amount Carried at 12/31/2011, Land	1,279
Gross Amount Carried at 12/31/2011, Building & Improvements	7,843	[2]
Gross Amount Carried at 12/31/2011, Total Costs	9,122	[3],[4]
Accumulated Depreciation	(2,202)	[4]
Acquisition Date	05/03/04
Year Built	1996
Freeport [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Freeport
Number of Buildings	1
Initial Cost to Company, Land	2,523
Initial Cost to Company, Building & Improvements	18,693	[2]
Initial Cost to Company, Total Costs	21,216
Costs Capitalized Subsequent to Acquisition	(547)	[5]
Gross Amount Carried at 12/31/2011, Land	2,523
Gross Amount Carried at 12/31/2011, Building & Improvements	18,146	[2]
Gross Amount Carried at 12/31/2011, Total Costs	20,669	[3],[4]
Accumulated Depreciation	(3,342)	[4]
Acquisition Date	03/14/07
Year Built	1999
Louisville Logistics Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Louisville Logistics Center
Number of Buildings	1
Encumbrances	5,120	[1]
Initial Cost to Company, Land	2,177
Initial Cost to Company, Building & Improvements	11,932	[2]
Initial Cost to Company, Total Costs	14,109
Costs Capitalized Subsequent to Acquisition	(14)	[5]
Gross Amount Carried at 12/31/2011, Land	2,177
Gross Amount Carried at 12/31/2011, Building & Improvements	11,918	[2]
Gross Amount Carried at 12/31/2011, Total Costs	14,095	[3],[4]
Accumulated Depreciation	(2,888)	[4]
Acquisition Date	10/12/07
Year Built	2002
Chickasaw [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Chickasaw
Number of Buildings	2
Initial Cost to Company, Land	1,141
Initial Cost to Company, Building & Improvements	13,837	[2]
Initial Cost to Company, Total Costs	14,978
Costs Capitalized Subsequent to Acquisition	(576)	[5]
Gross Amount Carried at 12/31/2011, Land	1,141
Gross Amount Carried at 12/31/2011, Building & Improvements	13,261	[2]
Gross Amount Carried at 12/31/2011, Total Costs	14,402	[3],[4]
Accumulated Depreciation	(4,129)	[4]
Acquisition Date	07/22/03
Year Built	2000-2002
Year Built, start date	2000
Year Built, end date	2002
Memphis Portfolio [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Memphis Portfolio
Number of Buildings	7
Encumbrances	33,133	[1]
Initial Cost to Company, Land	18,088
Initial Cost to Company, Building & Improvements	114,739	[2]
Initial Cost to Company, Total Costs	132,827
Costs Capitalized Subsequent to Acquisition	1,638
Gross Amount Carried at 12/31/2011, Land	19,757
Gross Amount Carried at 12/31/2011, Building & Improvements	114,708	[2]
Gross Amount Carried at 12/31/2011, Total Costs	134,465	[3],[4]
Accumulated Depreciation	(34,370)	[4]
Acquisition Date	2/5/2005- 5/13/2005
Year Built	1997-2003
Year Built, start date	1997
Year Built, end date	2003
Memphis Distriplex [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Memphis Distriplex
Number of Buildings	1
Initial Cost to Company, Land	1,525
Initial Cost to Company, Building & Improvements	10,444	[2]
Initial Cost to Company, Total Costs	11,969
Costs Capitalized Subsequent to Acquisition	(868)	[5]
Gross Amount Carried at 12/31/2011, Land	1,525
Gross Amount Carried at 12/31/2011, Building & Improvements	9,576	[2]
Gross Amount Carried at 12/31/2011, Total Costs	11,101	[3],[4]
Accumulated Depreciation	(2,084)	[4]
Acquisition Date	06/13/05
Year Built	2000
Deltapoint [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Deltapoint
Number of Buildings	1
Initial Cost to Company, Land	2,299
Initial Cost to Company, Building & Improvements	24,436	[2]
Initial Cost to Company, Total Costs	26,735
Costs Capitalized Subsequent to Acquisition	5,494
Gross Amount Carried at 12/31/2011, Land	2,299
Gross Amount Carried at 12/31/2011, Building & Improvements	29,930	[2]
Gross Amount Carried at 12/31/2011, Total Costs	32,229	[3],[4]
Accumulated Depreciation	(3,670)	[4]
Acquisition Date	06/29/07
Year Built	2006
Logistik Park, San Luis Potosi [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Logistik Park, San Luis Potosi
Number of Buildings	1
Initial Cost to Company, Land	565
Initial Cost to Company, Building & Improvements	2,638	[2]
Initial Cost to Company, Total Costs	3,203
Costs Capitalized Subsequent to Acquisition	245
Gross Amount Carried at 12/31/2011, Land	565
Gross Amount Carried at 12/31/2011, Building & Improvements	2,883	[2]
Gross Amount Carried at 12/31/2011, Total Costs	3,448	[3],[4]
Accumulated Depreciation	(438)	[4]
Acquisition Date	08/15/07
Year Built	2006
Monterrey Portfolio [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Monterrey Portfolio	[6]
Number of Buildings	7	[6]
Initial Cost to Company, Land	7,138	[6]
Initial Cost to Company, Building & Improvements	29,660	[2],[6]
Initial Cost to Company, Total Costs	36,798	[6]
Costs Capitalized Subsequent to Acquisition	9,581	[6]
Gross Amount Carried at 12/31/2011, Land	8,098	[6]
Gross Amount Carried at 12/31/2011, Building & Improvements	38,281	[2],[6]
Gross Amount Carried at 12/31/2011, Total Costs	46,379	[3],[4],[6]
Accumulated Depreciation	(4,683)	[4],[6]
Acquisition Date	11/16/2007-8/21/2009	[6]
Acquisition start date	11/16/2007
Acquisition end date	8/21/2009
Year Built	2007-2009	[6]
Year Built, start date	2007
Year Built, end date	2009
Guadalajara Portfolio [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Guadalajara Portfolio
Number of Buildings	3
Initial Cost to Company, Land	4,683
Initial Cost to Company, Building & Improvements	8,366	[2]
Initial Cost to Company, Total Costs	13,049
Costs Capitalized Subsequent to Acquisition	332
Gross Amount Carried at 12/31/2011, Land	4,761
Gross Amount Carried at 12/31/2011, Building & Improvements	8,620	[2]
Gross Amount Carried at 12/31/2011, Total Costs	13,381	[3],[4]
Accumulated Depreciation	(1,283)	[4]
Acquisition Date	9/28/2007-10/18/2007
Acquisition start date	9/28/2007
Acquisition end date	10/18/2007
Year Built	1999-2007
Year Built, start date	1999
Year Built, end date	2007
Tijuana Portfolio [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Tijuana Portfolio	[6]
Number of Buildings	3	[6]
Initial Cost to Company, Land	2,746	[6]
Initial Cost to Company, Building & Improvements	7,977	[2],[6]
Initial Cost to Company, Total Costs	10,723	[6]
Costs Capitalized Subsequent to Acquisition	1,002	[6]
Gross Amount Carried at 12/31/2011, Land	2,746	[6]
Gross Amount Carried at 12/31/2011, Building & Improvements	8,979	[2],[6]
Gross Amount Carried at 12/31/2011, Total Costs	11,725	[3],[4],[6]
Accumulated Depreciation	(1,191)	[4],[6]
Acquisition Date	12/06/07	[6]
Year Built	1989-1992	[6]
Year Built, start date	1989
Year Built, end date	1992
Avenida De Las Fuentes, Queretaro [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Avenida de las Fuentes, Queretaro
Number of Buildings	1
Initial Cost to Company, Land	846
Initial Cost to Company, Building & Improvements	4,237	[2]
Initial Cost to Company, Total Costs	5,083
Costs Capitalized Subsequent to Acquisition	1,512
Gross Amount Carried at 12/31/2011, Land	846
Gross Amount Carried at 12/31/2011, Building & Improvements	5,749	[2]
Gross Amount Carried at 12/31/2011, Total Costs	6,595	[3],[4]
Accumulated Depreciation	(603)	[4]
Acquisition Date	10/06/08
Year Built	2003
Miami Service Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Miami Service Center
Number of Buildings	1
Initial Cost to Company, Land	1,110
Initial Cost to Company, Building & Improvements	3,811	[2]
Initial Cost to Company, Total Costs	4,921
Costs Capitalized Subsequent to Acquisition	580
Gross Amount Carried at 12/31/2011, Land	1,110
Gross Amount Carried at 12/31/2011, Building & Improvements	4,391	[2]
Gross Amount Carried at 12/31/2011, Total Costs	5,501	[3],[4]
Accumulated Depreciation	(1,201)	[4]
Acquisition Date	04/07/05
Year Built	1987
Miami Commerce Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Miami Commerce Center
Number of Buildings	1
Encumbrances	3,928	[1]
Initial Cost to Company, Land	3,050
Initial Cost to Company, Building & Improvements	10,769	[2]
Initial Cost to Company, Total Costs	13,819
Costs Capitalized Subsequent to Acquisition	4,402
Gross Amount Carried at 12/31/2011, Land	3,050
Gross Amount Carried at 12/31/2011, Building & Improvements	15,171	[2]
Gross Amount Carried at 12/31/2011, Total Costs	18,221	[3],[4]
Accumulated Depreciation	(2,566)	[4]
Acquisition Date	04/13/05
Year Built	1991
Northwest 70th Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Northwest 70th Avenue
Number of Buildings	2
Initial Cost to Company, Land	10,025
Initial Cost to Company, Building & Improvements	16,936	[2]
Initial Cost to Company, Total Costs	26,961
Costs Capitalized Subsequent to Acquisition	4,942
Gross Amount Carried at 12/31/2011, Land	10,025
Gross Amount Carried at 12/31/2011, Building & Improvements	21,878	[2]
Gross Amount Carried at 12/31/2011, Total Costs	31,903	[3],[4]
Accumulated Depreciation	(6,942)	[4]
Acquisition Date	06/09/06
Year Built	1972-1976
Year Built, start date	1972
Year Built, end date	1976
North Andrews Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	North Andrews Avenue
Number of Buildings	1
Initial Cost to Company, Land	6,552
Initial Cost to Company, Building & Improvements	6,101	[2]
Initial Cost to Company, Total Costs	12,653
Costs Capitalized Subsequent to Acquisition	651
Gross Amount Carried at 12/31/2011, Land	6,552
Gross Amount Carried at 12/31/2011, Building & Improvements	6,752	[2]
Gross Amount Carried at 12/31/2011, Total Costs	13,304	[3],[4]
Accumulated Depreciation	(1,511)	[4]
Acquisition Date	06/09/06
Year Built	1999
Northwest 30th Terrace [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Northwest 30th Terrace
Number of Buildings	1
Initial Cost to Company, Land	3,273
Initial Cost to Company, Building & Improvements	4,196	[2]
Initial Cost to Company, Total Costs	7,469
Costs Capitalized Subsequent to Acquisition	429
Gross Amount Carried at 12/31/2011, Land	3,273
Gross Amount Carried at 12/31/2011, Building & Improvements	4,625	[2]
Gross Amount Carried at 12/31/2011, Total Costs	7,898	[3],[4]
Accumulated Depreciation	(224)	[4]
Acquisition Date	02/18/11
Year Built	1994
Eastgate [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Eastgate
Number of Buildings	1
Initial Cost to Company, Land	1,445
Initial Cost to Company, Building & Improvements	13,352	[2]
Initial Cost to Company, Total Costs	14,797
Costs Capitalized Subsequent to Acquisition	(1,671)	[5]
Gross Amount Carried at 12/31/2011, Land	1,445
Gross Amount Carried at 12/31/2011, Building & Improvements	11,681	[2]
Gross Amount Carried at 12/31/2011, Total Costs	13,126	[3],[4]
Accumulated Depreciation	(2,936)	[4]
Acquisition Date	03/19/04
Year Built	2002
Mid South Logistics Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Mid South Logistics Center
Number of Buildings	1
Encumbrances	11,641	[1]
Initial Cost to Company, Land	1,772
Initial Cost to Company, Building & Improvements	18,288	[2]
Initial Cost to Company, Total Costs	20,060
Costs Capitalized Subsequent to Acquisition	1,893
Gross Amount Carried at 12/31/2011, Land	1,850
Gross Amount Carried at 12/31/2011, Building & Improvements	20,103	[2]
Gross Amount Carried at 12/31/2011, Total Costs	21,953	[3],[4]
Accumulated Depreciation	(5,242)	[4]
Acquisition Date	06/29/04
Year Built	2001
Rockdale Distribution Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Rockdale Distribution Center
Number of Buildings	1
Initial Cost to Company, Land	2,940
Initial Cost to Company, Building & Improvements	12,188	[2]
Initial Cost to Company, Total Costs	15,128
Costs Capitalized Subsequent to Acquisition	(537)	[5]
Gross Amount Carried at 12/31/2011, Land	2,940
Gross Amount Carried at 12/31/2011, Building & Improvements	11,651	[2]
Gross Amount Carried at 12/31/2011, Total Costs	14,591	[3],[4]
Accumulated Depreciation	(2,378)	[4]
Acquisition Date	12/28/05
Year Built	2005
Logistics Way [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Logistics Way
Number of Buildings	1
Initial Cost to Company, Land	621
Initial Cost to Company, Building & Improvements	17,763	[2]
Initial Cost to Company, Total Costs	18,384
Costs Capitalized Subsequent to Acquisition	37
Gross Amount Carried at 12/31/2011, Land	621
Gross Amount Carried at 12/31/2011, Building & Improvements	17,800	[2]
Gross Amount Carried at 12/31/2011, Total Costs	18,421	[3],[4]
Accumulated Depreciation	(3,137)	[4]
Acquisition Date	09/28/09
Year Built	2007
Brunswick Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Brunswick Avenue
Number of Buildings	1
Initial Cost to Company, Land	3,665
Initial Cost to Company, Building & Improvements	16,380	[2]
Initial Cost to Company, Total Costs	20,045
Costs Capitalized Subsequent to Acquisition	1,517
Gross Amount Carried at 12/31/2011, Land	3,665
Gross Amount Carried at 12/31/2011, Building & Improvements	17,897	[2]
Gross Amount Carried at 12/31/2011, Total Costs	21,562	[3],[4]
Accumulated Depreciation	(3,328)	[4]
Acquisition Date	07/21/05
Year Built	1986
Cottontail Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Cottontail Lane	[6]
Number of Buildings	1	[6]
Initial Cost to Company, Land	1,960	[6]
Initial Cost to Company, Building & Improvements	9,169	[2],[6]
Initial Cost to Company, Total Costs	11,129	[6]
Costs Capitalized Subsequent to Acquisition	(2,226)	[5],[6]
Gross Amount Carried at 12/31/2011, Land	1,960	[6]
Gross Amount Carried at 12/31/2011, Building & Improvements	6,943	[2],[6]
Gross Amount Carried at 12/31/2011, Total Costs	8,903	[3],[4],[6]
Accumulated Depreciation	(2,257)	[4],[6]
Acquisition Date	07/21/05	[6]
Year Built	1991	[6]
Campus Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Campus Drive
Number of Buildings	1
Initial Cost to Company, Land	1,366
Initial Cost to Company, Building & Improvements	4,841	[2]
Initial Cost to Company, Total Costs	6,207
Costs Capitalized Subsequent to Acquisition	1,167
Gross Amount Carried at 12/31/2011, Land	1,366
Gross Amount Carried at 12/31/2011, Building & Improvements	6,008	[2]
Gross Amount Carried at 12/31/2011, Total Costs	7,374	[3],[4]
Accumulated Depreciation	(1,691)	[4]
Acquisition Date	07/21/05
Year Built	1975
Hanover Ave [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Hanover Ave
Number of Buildings	1
Initial Cost to Company, Land	4,940
Initial Cost to Company, Building & Improvements	8,026	[2]
Initial Cost to Company, Total Costs	12,966
Costs Capitalized Subsequent to Acquisition	767
Gross Amount Carried at 12/31/2011, Land	4,940
Gross Amount Carried at 12/31/2011, Building & Improvements	8,793	[2]
Gross Amount Carried at 12/31/2011, Total Costs	13,733	[3],[4]
Accumulated Depreciation	(2,488)	[4]
Acquisition Date	12/28/05
Year Built	1988
Rockaway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Rockaway
Number of Buildings	3
Initial Cost to Company, Land	5,881
Initial Cost to Company, Building & Improvements	12,521	[2]
Initial Cost to Company, Total Costs	18,402
Costs Capitalized Subsequent to Acquisition	1,543
Gross Amount Carried at 12/31/2011, Land	5,881
Gross Amount Carried at 12/31/2011, Building & Improvements	14,064	[2]
Gross Amount Carried at 12/31/2011, Total Costs	19,945	[3],[4]
Accumulated Depreciation	(4,495)	[4]
Acquisition Date	12/29/05
Year Built	1974
Lake Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Lake Drive
Number of Buildings	1
Encumbrances	4,981	[1]
Initial Cost to Company, Land	1,699
Initial Cost to Company, Building & Improvements	6,898	[2]
Initial Cost to Company, Total Costs	8,597
Costs Capitalized Subsequent to Acquisition	222
Gross Amount Carried at 12/31/2011, Land	1,699
Gross Amount Carried at 12/31/2011, Building & Improvements	7,120	[2]
Gross Amount Carried at 12/31/2011, Total Costs	8,819	[3],[4]
Accumulated Depreciation	(1,432)	[4]
Acquisition Date	05/25/06
Year Built	1988
Market Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Market Street
Number of Buildings	2
Initial Cost to Company, Land	2,298
Initial Cost to Company, Building & Improvements	7,311	[2]
Initial Cost to Company, Total Costs	9,609
Costs Capitalized Subsequent to Acquisition	(513)	[5]
Gross Amount Carried at 12/31/2011, Land	2,298
Gross Amount Carried at 12/31/2011, Building & Improvements	6,798	[2]
Gross Amount Carried at 12/31/2011, Total Costs	9,096	[3],[4]
Accumulated Depreciation	(1,507)	[4]
Acquisition Date	06/06/06
Year Built	1990
Kennedy Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Kennedy Drive
Number of Buildings	1
Initial Cost to Company, Land	3,044
Initial Cost to Company, Building & Improvements	6,583	[2]
Initial Cost to Company, Total Costs	9,627
Costs Capitalized Subsequent to Acquisition	138
Gross Amount Carried at 12/31/2011, Land	3,044
Gross Amount Carried at 12/31/2011, Building & Improvements	6,721	[2]
Gross Amount Carried at 12/31/2011, Total Costs	9,765	[3],[4]
Accumulated Depreciation	(634)	[4]
Acquisition Date	04/14/10
Year Built	2001
Railroad Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Railroad Avenue
Number of Buildings	1
Initial Cost to Company, Land	6,494
Initial Cost to Company, Building & Improvements	10,996	[2]
Initial Cost to Company, Total Costs	17,490
Costs Capitalized Subsequent to Acquisition	448
Gross Amount Carried at 12/31/2011, Land	6,494
Gross Amount Carried at 12/31/2011, Building & Improvements	11,444	[2]
Gross Amount Carried at 12/31/2011, Total Costs	17,938	[3],[4]
Accumulated Depreciation	(1,122)	[4]
Acquisition Date	01/28/11
Year Built	1964
Eden Rock Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Eden Rock Industrial
Number of Buildings	1
Initial Cost to Company, Land	998
Initial Cost to Company, Building & Improvements	2,566	[2]
Initial Cost to Company, Total Costs	3,564
Costs Capitalized Subsequent to Acquisition	131
Gross Amount Carried at 12/31/2011, Land	998
Gross Amount Carried at 12/31/2011, Building & Improvements	2,697	[2]
Gross Amount Carried at 12/31/2011, Total Costs	3,695	[3],[4]
Accumulated Depreciation	(857)	[4]
Acquisition Date	10/01/04
Year Built	1973
Bayside Distribution Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Bayside Distribution Center
Number of Buildings	2
Encumbrances	10,166	[1]
Initial Cost to Company, Land	6,875
Initial Cost to Company, Building & Improvements	15,254	[2]
Initial Cost to Company, Total Costs	22,129
Costs Capitalized Subsequent to Acquisition	(503)	[5]
Gross Amount Carried at 12/31/2011, Land	6,875
Gross Amount Carried at 12/31/2011, Building & Improvements	14,751	[2]
Gross Amount Carried at 12/31/2011, Total Costs	21,626	[3],[4]
Accumulated Depreciation	(4,321)	[4]
Acquisition Date	11/03/04
Year Built	1998-2000
Year Built, start date	1998
Year Built, end date	2000
California Logistics Centre [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	California Logistics Centre
Number of Buildings	1
Initial Cost to Company, Land	5,672
Initial Cost to Company, Building & Improvements	20,499	[2]
Initial Cost to Company, Total Costs	26,171
Costs Capitalized Subsequent to Acquisition	314
Gross Amount Carried at 12/31/2011, Land	5,672
Gross Amount Carried at 12/31/2011, Building & Improvements	20,813	[2]
Gross Amount Carried at 12/31/2011, Total Costs	26,485	[3],[4]
Accumulated Depreciation	(6,413)	[4]
Acquisition Date	04/21/06
Year Built	2001
Cherry Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Cherry Street
Number of Buildings	3
Initial Cost to Company, Land	12,584
Initial Cost to Company, Building & Improvements	24,582	[2]
Initial Cost to Company, Total Costs	37,166
Costs Capitalized Subsequent to Acquisition	1,593
Gross Amount Carried at 12/31/2011, Land	12,584
Gross Amount Carried at 12/31/2011, Building & Improvements	26,175	[2]
Gross Amount Carried at 12/31/2011, Total Costs	38,759	[3],[4]
Accumulated Depreciation	(5,840)	[4]
Acquisition Date	06/09/06
Year Built	1960-1990
Year Built, start date	1960
Year Built, end date	1990
Pike Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Pike Lane
Number of Buildings	3
Initial Cost to Company, Land	2,880
Initial Cost to Company, Building & Improvements	8,328	[2]
Initial Cost to Company, Total Costs	11,208
Costs Capitalized Subsequent to Acquisition	(24)	[5]
Gross Amount Carried at 12/31/2011, Land	2,880
Gross Amount Carried at 12/31/2011, Building & Improvements	8,304	[2]
Gross Amount Carried at 12/31/2011, Total Costs	11,184	[3],[4]
Accumulated Depreciation	(1,733)	[4]
Acquisition Date	06/09/06
Year Built	1982
South Vasco Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	South Vasco Road
Number of Buildings	1
Initial Cost to Company, Land	2,572
Initial Cost to Company, Building & Improvements	14,809	[2]
Initial Cost to Company, Total Costs	17,381
Costs Capitalized Subsequent to Acquisition	(375)	[5]
Gross Amount Carried at 12/31/2011, Land	2,572
Gross Amount Carried at 12/31/2011, Building & Improvements	14,434	[2]
Gross Amount Carried at 12/31/2011, Total Costs	17,006	[3],[4]
Accumulated Depreciation	(2,921)	[4]
Acquisition Date	06/09/06
Year Built	1999
McLaughlin Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	McLaughlin Avenue
Number of Buildings	1
Initial Cost to Company, Land	3,424
Initial Cost to Company, Building & Improvements	5,507	[2]
Initial Cost to Company, Total Costs	8,931
Costs Capitalized Subsequent to Acquisition	75
Gross Amount Carried at 12/31/2011, Land	3,424
Gross Amount Carried at 12/31/2011, Building & Improvements	5,582	[2]
Gross Amount Carried at 12/31/2011, Total Costs	9,006	[3],[4]
Accumulated Depreciation	(1,461)	[4]
Acquisition Date	06/09/06
Year Built	1975
Park Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Park Lane
Number of Buildings	5
Initial Cost to Company, Land	10,977
Initial Cost to Company, Building & Improvements	17,216	[2]
Initial Cost to Company, Total Costs	28,193
Costs Capitalized Subsequent to Acquisition	(874)	[5]
Gross Amount Carried at 12/31/2011, Land	10,977
Gross Amount Carried at 12/31/2011, Building & Improvements	16,342	[2]
Gross Amount Carried at 12/31/2011, Total Costs	27,319	[3],[4]
Accumulated Depreciation	(4,619)	[4]
Acquisition Date	06/09/06
Year Built	1960-1966
Year Built, start date	1960
Year Built, end date	1966
Valley Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Valley Drive
Number of Buildings	4
Initial Cost to Company, Land	11,238
Initial Cost to Company, Building & Improvements	14,244	[2]
Initial Cost to Company, Total Costs	25,482
Costs Capitalized Subsequent to Acquisition	666
Gross Amount Carried at 12/31/2011, Land	11,238
Gross Amount Carried at 12/31/2011, Building & Improvements	14,910	[2]
Gross Amount Carried at 12/31/2011, Total Costs	26,148	[3],[4]
Accumulated Depreciation	(4,478)	[4]
Acquisition Date	06/09/06
Year Built	1960-1971
Year Built, start date	1960
Year Built, end date	1971
Old Country Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Old Country Road
Number of Buildings	1
Initial Cost to Company, Land	1,557
Initial Cost to Company, Building & Improvements	1,503	[2]
Initial Cost to Company, Total Costs	3,060
Costs Capitalized Subsequent to Acquisition	(20)	[5]
Gross Amount Carried at 12/31/2011, Land	1,557
Gross Amount Carried at 12/31/2011, Building & Improvements	1,483	[2]
Gross Amount Carried at 12/31/2011, Total Costs	3,040	[3],[4]
Accumulated Depreciation	(467)	[4]
Acquisition Date	06/09/06
Year Built	1969
Cypress Lane [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Cypress Lane
Number of Buildings	1
Initial Cost to Company, Land	2,211
Initial Cost to Company, Building & Improvements	2,196	[2]
Initial Cost to Company, Total Costs	4,407
Costs Capitalized Subsequent to Acquisition	449
Gross Amount Carried at 12/31/2011, Land	2,211
Gross Amount Carried at 12/31/2011, Building & Improvements	2,645	[2]
Gross Amount Carried at 12/31/2011, Total Costs	4,856	[3],[4]
Accumulated Depreciation	(942)	[4]
Acquisition Date	06/09/06
Year Built	1970
Fite Court [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Fite Court
Number of Buildings	1
Initial Cost to Company, Land	5,316
Initial Cost to Company, Building & Improvements	15,499	[2]
Initial Cost to Company, Total Costs	20,815
Costs Capitalized Subsequent to Acquisition	362
Gross Amount Carried at 12/31/2011, Land	5,316
Gross Amount Carried at 12/31/2011, Building & Improvements	15,861	[2]
Gross Amount Carried at 12/31/2011, Total Costs	21,177	[3],[4]
Accumulated Depreciation	(2,675)	[4]
Acquisition Date	12/28/06
Year Built	2003
Rollins Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Rollins Road
Number of Buildings	1
Encumbrances	19,962	[1]
Initial Cost to Company, Land	17,800
Initial Cost to Company, Building & Improvements	17,621	[2]
Initial Cost to Company, Total Costs	35,421
Gross Amount Carried at 12/31/2011, Land	17,659
Gross Amount Carried at 12/31/2011, Building & Improvements	17,762	[2]
Gross Amount Carried at 12/31/2011, Total Costs	35,421	[3],[4]
Accumulated Depreciation	(227)	[4]
Acquisition Date	11/04/11
Year Built	1997
Cypress Park East [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Cypress Park East
Number of Buildings	2
Encumbrances	9,192	[1]
Initial Cost to Company, Land	2,627
Initial Cost to Company, Building & Improvements	13,055	[2]
Initial Cost to Company, Total Costs	15,682
Costs Capitalized Subsequent to Acquisition	856
Gross Amount Carried at 12/31/2011, Land	2,627
Gross Amount Carried at 12/31/2011, Building & Improvements	13,911	[2]
Gross Amount Carried at 12/31/2011, Total Costs	16,538	[3],[4]
Accumulated Depreciation	(2,760)	[4]
Acquisition Date	10/22/04
Year Built	2000
East Land Street Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	East Landstreet Road
Number of Buildings	3
Initial Cost to Company, Land	2,251
Initial Cost to Company, Building & Improvements	11,979	[2]
Initial Cost to Company, Total Costs	14,230
Costs Capitalized Subsequent to Acquisition	136
Gross Amount Carried at 12/31/2011, Land	2,251
Gross Amount Carried at 12/31/2011, Building & Improvements	12,115	[2]
Gross Amount Carried at 12/31/2011, Total Costs	14,366	[3],[4]
Accumulated Depreciation	(2,467)	[4]
Acquisition Date	06/09/06
Year Built	1997-2000
Year Built, start date	1997
Year Built, end date	2000
Boggy Creek Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Boggy Creek Road
Number of Buildings	8
Initial Cost to Company, Land	8,098
Initial Cost to Company, Building & Improvements	30,984	[2]
Initial Cost to Company, Total Costs	39,082
Costs Capitalized Subsequent to Acquisition	1,045
Gross Amount Carried at 12/31/2011, Land	8,098
Gross Amount Carried at 12/31/2011, Building & Improvements	32,029	[2]
Gross Amount Carried at 12/31/2011, Total Costs	40,127	[3],[4]
Accumulated Depreciation	(5,663)	[4]
Acquisition Date	06/09/06
Year Built	1993-2007
Year Built, start date	1993
Year Built, end date	2007
ADC North Phase I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	ADC North Phase I
Number of Buildings	2
Initial Cost to Company, Land	2,475
Initial Cost to Company, Building & Improvements	11,941	[2]
Initial Cost to Company, Total Costs	14,416
Costs Capitalized Subsequent to Acquisition	853
Gross Amount Carried at 12/31/2011, Land	2,475
Gross Amount Carried at 12/31/2011, Building & Improvements	12,794	[2]
Gross Amount Carried at 12/31/2011, Total Costs	15,269	[3],[4]
Accumulated Depreciation	(944)	[4]
Acquisition Date	12/19/06
Year Built	2008-2009
Year Built, start date	2008
Year Built, end date	2009
American Way [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	American Way
Number of Buildings	1
Initial Cost to Company, Land	3,603
Initial Cost to Company, Building & Improvements	8,667	[2]
Initial Cost to Company, Total Costs	12,270
Costs Capitalized Subsequent to Acquisition	1
Gross Amount Carried at 12/31/2011, Land	3,603
Gross Amount Carried at 12/31/2011, Building & Improvements	8,668	[2]
Gross Amount Carried at 12/31/2011, Total Costs	12,271	[3],[4]
Accumulated Depreciation	(2,041)	[4]
Acquisition Date	08/16/07
Year Built	1997
Director's Row [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Director's Row
Number of Buildings	1
Initial Cost to Company, Land	524
Initial Cost to Company, Building & Improvements	2,519	[2]
Initial Cost to Company, Total Costs	3,043
Costs Capitalized Subsequent to Acquisition	33
Gross Amount Carried at 12/31/2011, Land	524
Gross Amount Carried at 12/31/2011, Building & Improvements	2,552	[2]
Gross Amount Carried at 12/31/2011, Total Costs	3,076	[3],[4]
Accumulated Depreciation	(180)	[4]
Acquisition Date	03/01/11
Year Built	1994
GE Portfolio [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	GE Portfolio
Number of Buildings	3
Initial Cost to Company, Land	4,715
Initial Cost to Company, Building & Improvements	12,513	[2]
Initial Cost to Company, Total Costs	17,228
Costs Capitalized Subsequent to Acquisition	71
Gross Amount Carried at 12/31/2011, Land	4,715
Gross Amount Carried at 12/31/2011, Building & Improvements	12,584	[2]
Gross Amount Carried at 12/31/2011, Total Costs	17,299	[3],[4]
Accumulated Depreciation	(329)	[4]
Acquisition Date	09/01/11
Year Built	1975-1999
Year Built, start date	1975
Year Built, end date	1999
North Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	North Industrial
Number of Buildings	2
Encumbrances	5,002	[1]
Initial Cost to Company, Land	4,566
Initial Cost to Company, Building & Improvements	15,899	[2]
Initial Cost to Company, Total Costs	20,465
Costs Capitalized Subsequent to Acquisition	1,868
Gross Amount Carried at 12/31/2011, Land	4,566
Gross Amount Carried at 12/31/2011, Building & Improvements	17,767	[2]
Gross Amount Carried at 12/31/2011, Total Costs	22,333	[3],[4]
Accumulated Depreciation	(5,317)	[4]
Acquisition Date	10/01/04
Year Built	1995-1999
Year Built, start date	1995
Year Built, end date	1999
South Industrial I [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	South Industrial I
Number of Buildings	2
Encumbrances	4,173	[1]
Initial Cost to Company, Land	2,876
Initial Cost to Company, Building & Improvements	14,120	[2]
Initial Cost to Company, Total Costs	16,996
Costs Capitalized Subsequent to Acquisition	(55)	[5]
Gross Amount Carried at 12/31/2011, Land	2,829
Gross Amount Carried at 12/31/2011, Building & Improvements	14,112	[2]
Gross Amount Carried at 12/31/2011, Total Costs	16,941	[3],[4]
Accumulated Depreciation	(5,325)	[4]
Acquisition Date	10/01/04
Year Built	1987-1989
Year Built, start date	1987
Year Built, end date	1989
South Industrial II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	South Industrial II
Number of Buildings	1
Initial Cost to Company, Land	1,235
Initial Cost to Company, Building & Improvements	4,902	[2]
Initial Cost to Company, Total Costs	6,137
Costs Capitalized Subsequent to Acquisition	(806)	[5]
Gross Amount Carried at 12/31/2011, Land	1,235
Gross Amount Carried at 12/31/2011, Building & Improvements	4,096	[2]
Gross Amount Carried at 12/31/2011, Total Costs	5,331	[3],[4]
Accumulated Depreciation	(1,722)	[4]
Acquisition Date	10/01/04
Year Built	1990
West Southern Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	West Southern Industrial
Number of Buildings	1
Initial Cost to Company, Land	555
Initial Cost to Company, Building & Improvements	3,376	[2]
Initial Cost to Company, Total Costs	3,931
Costs Capitalized Subsequent to Acquisition	(383)	[5]
Gross Amount Carried at 12/31/2011, Land	555
Gross Amount Carried at 12/31/2011, Building & Improvements	2,993	[2]
Gross Amount Carried at 12/31/2011, Total Costs	3,548	[3],[4]
Accumulated Depreciation	(649)	[4]
Acquisition Date	10/01/04
Year Built	1984
West Geneva Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	West Geneva Industrial
Number of Buildings	3
Initial Cost to Company, Land	413
Initial Cost to Company, Building & Improvements	2,667	[2]
Initial Cost to Company, Total Costs	3,080
Costs Capitalized Subsequent to Acquisition	341
Gross Amount Carried at 12/31/2011, Land	413
Gross Amount Carried at 12/31/2011, Building & Improvements	3,008	[2]
Gross Amount Carried at 12/31/2011, Total Costs	3,421	[3],[4]
Accumulated Depreciation	(882)	[4]
Acquisition Date	10/01/04
Year Built	1981
West 24th Industrial [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	West 24th Industrial
Number of Buildings	2
Initial Cost to Company, Land	870
Initial Cost to Company, Building & Improvements	4,575	[2]
Initial Cost to Company, Total Costs	5,445
Costs Capitalized Subsequent to Acquisition	750
Gross Amount Carried at 12/31/2011, Land	870
Gross Amount Carried at 12/31/2011, Building & Improvements	5,325	[2]
Gross Amount Carried at 12/31/2011, Total Costs	6,195	[3],[4]
Accumulated Depreciation	(1,953)	[4]
Acquisition Date	10/01/04
Year Built	1979-1980
Year Built, start date	1979
Year Built, end date	1980
Sky Harbor Transit Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Sky Harbor Transit Center
Number of Buildings	1
Initial Cost to Company, Land	2,534
Initial Cost to Company, Building & Improvements	7,597	[2]
Initial Cost to Company, Total Costs	10,131
Costs Capitalized Subsequent to Acquisition	(342)	[5]
Gross Amount Carried at 12/31/2011, Land	2,534
Gross Amount Carried at 12/31/2011, Building & Improvements	7,255	[2]
Gross Amount Carried at 12/31/2011, Total Costs	9,789	[3],[4]
Accumulated Depreciation	(2,450)	[4]
Acquisition Date	11/24/04
Year Built	2002
Roosevelt Distribution Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Roosevelt Distribution Center
Number of Buildings	1
Initial Cost to Company, Land	1,154
Initial Cost to Company, Building & Improvements	6,441	[2]
Initial Cost to Company, Total Costs	7,595
Costs Capitalized Subsequent to Acquisition	(19)	[5]
Gross Amount Carried at 12/31/2011, Land	1,154
Gross Amount Carried at 12/31/2011, Building & Improvements	6,422	[2]
Gross Amount Carried at 12/31/2011, Total Costs	7,576	[3],[4]
Accumulated Depreciation	(1,269)	[4]
Acquisition Date	05/19/06
Year Built	1988
North 45th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	North 45th Street
Number of Buildings	1
Initial Cost to Company, Land	3,149
Initial Cost to Company, Building & Improvements	5,051	[2]
Initial Cost to Company, Total Costs	8,200
Costs Capitalized Subsequent to Acquisition	8
Gross Amount Carried at 12/31/2011, Land	3,149
Gross Amount Carried at 12/31/2011, Building & Improvements	5,059	[2]
Gross Amount Carried at 12/31/2011, Total Costs	8,208	[3],[4]
Accumulated Depreciation	(188)	[4]
Acquisition Date	06/30/11
Year Built	2001
Business Park Dr [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Business Park Dr	[6]
Number of Buildings	7	[6]
Initial Cost to Company, Land	3,194	[6]
Initial Cost to Company, Building & Improvements	16,933	[2],[6]
Initial Cost to Company, Total Costs	20,127	[6]
Costs Capitalized Subsequent to Acquisition	3,059	[6]
Gross Amount Carried at 12/31/2011, Land	3,246	[6]
Gross Amount Carried at 12/31/2011, Building & Improvements	19,940	[2],[6]
Gross Amount Carried at 12/31/2011, Total Costs	23,186	[3],[4],[6]
Accumulated Depreciation	(5,277)	[4],[6]
Acquisition Date	12/07/06	[6]
Year Built	1976-1979	[6]
Year Built, start date	1976
Year Built, end date	1979
Rittiman Plaza [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Rittiman Plaza
Number of Buildings	3
Initial Cost to Company, Land	1,930
Initial Cost to Company, Building & Improvements	9,996	[2]
Initial Cost to Company, Total Costs	11,926
Costs Capitalized Subsequent to Acquisition	295
Gross Amount Carried at 12/31/2011, Land	1,930
Gross Amount Carried at 12/31/2011, Building & Improvements	10,291	[2]
Gross Amount Carried at 12/31/2011, Total Costs	12,221	[3],[4]
Accumulated Depreciation	(2,420)	[4]
Acquisition Date	12/07/06
Year Built	1977
Tejesco [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Tejesco
Number of Buildings	3
Initial Cost to Company, Land	1,225
Initial Cost to Company, Building & Improvements	6,669	[2]
Initial Cost to Company, Total Costs	7,894
Costs Capitalized Subsequent to Acquisition	1,551
Gross Amount Carried at 12/31/2011, Land	1,259
Gross Amount Carried at 12/31/2011, Building & Improvements	8,186	[2]
Gross Amount Carried at 12/31/2011, Total Costs	9,445	[3],[4]
Accumulated Depreciation	(1,891)	[4]
Acquisition Date	12/07/06
Year Built	1977-1980
Year Built, start date	1977
Year Built, end date	1980
Industry Drive North [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Industry Drive North
Number of Buildings	2
Encumbrances	9,290	[1]
Initial Cost to Company, Land	5,753
Initial Cost to Company, Building & Improvements	16,039	[2]
Initial Cost to Company, Total Costs	21,792
Costs Capitalized Subsequent to Acquisition	111
Gross Amount Carried at 12/31/2011, Land	5,753
Gross Amount Carried at 12/31/2011, Building & Improvements	16,150	[2]
Gross Amount Carried at 12/31/2011, Total Costs	21,903	[3],[4]
Accumulated Depreciation	(4,300)	[4]
Acquisition Date	07/21/05
Year Built	1996
South 228th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	South 228th Street
Number of Buildings	1
Initial Cost to Company, Land	3,025
Initial Cost to Company, Building & Improvements	13,694	[2]
Initial Cost to Company, Total Costs	16,719
Costs Capitalized Subsequent to Acquisition	395
Gross Amount Carried at 12/31/2011, Land	3,025
Gross Amount Carried at 12/31/2011, Building & Improvements	14,089	[2]
Gross Amount Carried at 12/31/2011, Total Costs	17,114	[3],[4]
Accumulated Depreciation	(2,874)	[4]
Acquisition Date	07/21/05
Year Built	1996
64th Avenue South [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	64th Avenue South
Number of Buildings	1
Encumbrances	5,179	[1]
Initial Cost to Company, Land	3,345
Initial Cost to Company, Building & Improvements	9,335	[2]
Initial Cost to Company, Total Costs	12,680
Costs Capitalized Subsequent to Acquisition	202
Gross Amount Carried at 12/31/2011, Land	3,345
Gross Amount Carried at 12/31/2011, Building & Improvements	9,537	[2]
Gross Amount Carried at 12/31/2011, Total Costs	12,882	[3],[4]
Accumulated Depreciation	(1,780)	[4]
Acquisition Date	07/21/05
Year Built	1996
South 192nd Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	South 192nd Street
Number of Buildings	1
Initial Cost to Company, Land	1,286
Initial Cost to Company, Building & Improvements	3,433	[2]
Initial Cost to Company, Total Costs	4,719
Costs Capitalized Subsequent to Acquisition	60
Gross Amount Carried at 12/31/2011, Land	1,286
Gross Amount Carried at 12/31/2011, Building & Improvements	3,493	[2]
Gross Amount Carried at 12/31/2011, Total Costs	4,779	[3],[4]
Accumulated Depreciation	(770)	[4]
Acquisition Date	07/21/05
Year Built	1986
Southwest 27th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Southwest 27th Street
Number of Buildings	1
Encumbrances	7,005	[1]
Initial Cost to Company, Land	4,583
Initial Cost to Company, Building & Improvements	8,353	[2]
Initial Cost to Company, Total Costs	12,936
Costs Capitalized Subsequent to Acquisition	27
Gross Amount Carried at 12/31/2011, Land	4,583
Gross Amount Carried at 12/31/2011, Building & Improvements	8,380	[2]
Gross Amount Carried at 12/31/2011, Total Costs	12,963	[3],[4]
Accumulated Depreciation	(3,332)	[4]
Acquisition Date	07/21/05
Year Built	1995
South 212th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	South 212th Street
Number of Buildings	1
Initial Cost to Company, Land	3,095
Initial Cost to Company, Building & Improvements	10,253	[2]
Initial Cost to Company, Total Costs	13,348
Costs Capitalized Subsequent to Acquisition	(385)	[5]
Gross Amount Carried at 12/31/2011, Land	3,095
Gross Amount Carried at 12/31/2011, Building & Improvements	9,868	[2]
Gross Amount Carried at 12/31/2011, Total Costs	12,963	[3],[4]
Accumulated Depreciation	(2,044)	[4]
Acquisition Date	08/01/05
Year Built	1996
13610 52nd St [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	13610 52nd St	[6]
Number of Buildings	1	[6]
Initial Cost to Company, Land	4,018	[6]
Initial Cost to Company, Building & Improvements	9,571	[2],[6]
Initial Cost to Company, Total Costs	13,589	[6]
Gross Amount Carried at 12/31/2011, Land	4,018	[6]
Gross Amount Carried at 12/31/2011, Building & Improvements	9,571	[2],[6]
Gross Amount Carried at 12/31/2011, Total Costs	13,589	[3],[4],[6]
Accumulated Depreciation	(474)	[4],[6]
Acquisition Date	12/01/10	[6]
Year Built	2006	[6]
Southwest 27th Street-Alpak [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Southwest 27th Street-Alpak	[6]
Number of Buildings	1	[6]
Initial Cost to Company, Land	4,313	[6]
Initial Cost to Company, Building & Improvements	4,687	[2],[6]
Initial Cost to Company, Total Costs	9,000	[6]
Gross Amount Carried at 12/31/2011, Land	4,313	[6]
Gross Amount Carried at 12/31/2011, Building & Improvements	4,687	[2],[6]
Gross Amount Carried at 12/31/2011, Total Costs	9,000	[3],[4],[6]
Accumulated Depreciation	(71)	[4],[6]
Acquisition Date	10/14/11	[6]
Year Built	2003	[6]
Rancho Technology Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Rancho Technology Park
Number of Buildings	1
Initial Cost to Company, Land	2,790
Initial Cost to Company, Building & Improvements	7,048	[2]
Initial Cost to Company, Total Costs	9,838
Costs Capitalized Subsequent to Acquisition	(653)	[5]
Gross Amount Carried at 12/31/2011, Land	2,790
Gross Amount Carried at 12/31/2011, Building & Improvements	6,395	[2]
Gross Amount Carried at 12/31/2011, Total Costs	9,185	[3],[4]
Accumulated Depreciation	(1,417)	[4]
Acquisition Date	10/16/03
Year Built	2002
Foothill Business Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Foothill Business Center
Number of Buildings	3
Initial Cost to Company, Land	13,315
Initial Cost to Company, Building & Improvements	9,112	[2]
Initial Cost to Company, Total Costs	22,427
Costs Capitalized Subsequent to Acquisition	(628)	[5]
Gross Amount Carried at 12/31/2011, Land	13,315
Gross Amount Carried at 12/31/2011, Building & Improvements	8,484	[2]
Gross Amount Carried at 12/31/2011, Total Costs	21,799	[3],[4]
Accumulated Depreciation	(2,235)	[4]
Acquisition Date	12/09/04
Year Built	2000
East Slauson Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	East Slauson Avenue
Number of Buildings	3
Encumbrances	9,432	[1]
Initial Cost to Company, Land	5,499
Initial Cost to Company, Building & Improvements	14,775	[2]
Initial Cost to Company, Total Costs	20,274
Costs Capitalized Subsequent to Acquisition	3,098
Gross Amount Carried at 12/31/2011, Land	5,499
Gross Amount Carried at 12/31/2011, Building & Improvements	17,873	[2]
Gross Amount Carried at 12/31/2011, Total Costs	23,372	[3],[4]
Accumulated Depreciation	(5,786)	[4]
Acquisition Date	07/21/05
Year Built	1962-1976
Year Built, start date	1962
Year Built, end date	1976
Airport Circle [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Airport Circle
Number of Buildings	1
Initial Cost to Company, Land	3,098
Initial Cost to Company, Building & Improvements	8,368	[2]
Initial Cost to Company, Total Costs	11,466
Costs Capitalized Subsequent to Acquisition	1,199
Gross Amount Carried at 12/31/2011, Land	3,098
Gross Amount Carried at 12/31/2011, Building & Improvements	9,567	[2]
Gross Amount Carried at 12/31/2011, Total Costs	12,665	[3],[4]
Accumulated Depreciation	(1,978)	[4]
Acquisition Date	07/21/05
Year Built	1992
Cota Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Cota Street
Number of Buildings	1
Initial Cost to Company, Land	2,802
Initial Cost to Company, Building & Improvements	7,624	[2]
Initial Cost to Company, Total Costs	10,426
Costs Capitalized Subsequent to Acquisition	66
Gross Amount Carried at 12/31/2011, Land	2,802
Gross Amount Carried at 12/31/2011, Building & Improvements	7,690	[2]
Gross Amount Carried at 12/31/2011, Total Costs	10,492	[3],[4]
Accumulated Depreciation	(1,822)	[4]
Acquisition Date	07/21/05
Year Built	1987
Twin Oaks Valley Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Twin Oaks Valley Road
Number of Buildings	2
Initial Cost to Company, Land	1,815
Initial Cost to Company, Building & Improvements	7,855	[2]
Initial Cost to Company, Total Costs	9,670
Costs Capitalized Subsequent to Acquisition	(17)	[5]
Gross Amount Carried at 12/31/2011, Land	1,815
Gross Amount Carried at 12/31/2011, Building & Improvements	7,838	[2]
Gross Amount Carried at 12/31/2011, Total Costs	9,653	[3],[4]
Accumulated Depreciation	(1,583)	[4]
Acquisition Date	07/21/05
Year Built	1978-1988
Year Built, start date	1978
Year Built, end date	1988
Meyer Canyon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Meyer Canyon
Number of Buildings	1
Initial Cost to Company, Land	5,314
Initial Cost to Company, Building & Improvements	9,929	[2]
Initial Cost to Company, Total Costs	15,243
Costs Capitalized Subsequent to Acquisition	1,823
Gross Amount Carried at 12/31/2011, Land	5,608
Gross Amount Carried at 12/31/2011, Building & Improvements	11,458	[2]
Gross Amount Carried at 12/31/2011, Total Costs	17,066	[3],[4]
Accumulated Depreciation	(2,091)	[4]
Acquisition Date	06/30/06
Year Built	2001
Mira Loma [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Mira Loma
Number of Buildings	1
Initial Cost to Company, Land	7,919
Initial Cost to Company, Building & Improvements	6,668	[2]
Initial Cost to Company, Total Costs	14,587
Gross Amount Carried at 12/31/2011, Land	7,919
Gross Amount Carried at 12/31/2011, Building & Improvements	6,669	[2]
Gross Amount Carried at 12/31/2011, Total Costs	14,588	[3],[4]
Accumulated Depreciation	(711)	[4]
Acquisition Date	12/23/08
Year Built	1997
Sycamore Canyon [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Sycamore Canyon	[6]
Number of Buildings	2	[6]
Initial Cost to Company, Land	6,356	[6]
Initial Cost to Company, Building & Improvements	36,088	[2],[6]
Initial Cost to Company, Total Costs	42,444	[6]
Costs Capitalized Subsequent to Acquisition	1,346	[6]
Gross Amount Carried at 12/31/2011, Land	6,356	[6]
Gross Amount Carried at 12/31/2011, Building & Improvements	37,435	[2],[6]
Gross Amount Carried at 12/31/2011, Total Costs	43,791	[3],[4],[6]
Accumulated Depreciation	(3,985)	[4],[6]
Acquisition Date	09/09/09	[6]
Year Built	2007	[6]
Colombard Ct [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Colombard Ct
Number of Buildings	1
Encumbrances	2,030	[1]
Initial Cost to Company, Land	1,264
Initial Cost to Company, Building & Improvements	3,237	[2]
Initial Cost to Company, Total Costs	4,501
Costs Capitalized Subsequent to Acquisition	(1)	[5]
Gross Amount Carried at 12/31/2011, Land	1,264
Gross Amount Carried at 12/31/2011, Building & Improvements	3,236	[2]
Gross Amount Carried at 12/31/2011, Total Costs	4,500	[3],[4]
Accumulated Depreciation	(455)	[4]
Acquisition Date	07/29/10
Year Built	1990
E Airport Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	E Airport Drive
Number of Buildings	1
Initial Cost to Company, Land	905
Initial Cost to Company, Building & Improvements	2,744	[2]
Initial Cost to Company, Total Costs	3,649
Gross Amount Carried at 12/31/2011, Land	905
Gross Amount Carried at 12/31/2011, Building & Improvements	2,744	[2]
Gross Amount Carried at 12/31/2011, Total Costs	3,649	[3],[4]
Accumulated Depreciation	(261)	[4]
Acquisition Date	12/23/10
Year Built	1990
Truck Courts [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Truck Courts	[6]
Number of Buildings	3	[6]
Initial Cost to Company, Land	26,392	[6]
Initial Cost to Company, Building & Improvements	17,267	[2],[6]
Initial Cost to Company, Total Costs	43,659	[6]
Gross Amount Carried at 12/31/2011, Land	26,392	[6]
Gross Amount Carried at 12/31/2011, Building & Improvements	17,267	[2],[6]
Gross Amount Carried at 12/31/2011, Total Costs	43,659	[3],[4],[6]
Accumulated Depreciation	(846)	[4],[6]
Acquisition Date	12/29/10	[6]
Year Built	1971-1988	[6]
Year Built, start date	1971
Year Built, end date	1988
Haven A [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Haven A
Number of Buildings	1
Encumbrances	8,845	[1]
Initial Cost to Company, Land	5,783
Initial Cost to Company, Building & Improvements	19,578	[2]
Initial Cost to Company, Total Costs	25,361
Costs Capitalized Subsequent to Acquisition	2
Gross Amount Carried at 12/31/2011, Land	5,783
Gross Amount Carried at 12/31/2011, Building & Improvements	19,580	[2]
Gross Amount Carried at 12/31/2011, Total Costs	25,363	[3],[4]
Accumulated Depreciation	(2,116)	[4]
Acquisition Date	12/31/10
Year Built	2001
Haven G [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Haven G
Number of Buildings	1
Initial Cost to Company, Land	479
Initial Cost to Company, Building & Improvements	1,131	[2]
Initial Cost to Company, Total Costs	1,610
Costs Capitalized Subsequent to Acquisition	3
Gross Amount Carried at 12/31/2011, Land	479
Gross Amount Carried at 12/31/2011, Building & Improvements	1,134	[2]
Gross Amount Carried at 12/31/2011, Total Costs	1,613	[3],[4]
Accumulated Depreciation	(115)	[4]
Acquisition Date	12/31/10
Year Built	2003
6th And Rochester [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	6th and Rochester
Number of Buildings	1
Encumbrances	3,630	[1]
Initial Cost to Company, Land	3,111
Initial Cost to Company, Building & Improvements	6,428	[2]
Initial Cost to Company, Total Costs	9,539
Costs Capitalized Subsequent to Acquisition	(328)	[5]
Gross Amount Carried at 12/31/2011, Land	3,088
Gross Amount Carried at 12/31/2011, Building & Improvements	6,123	[2]
Gross Amount Carried at 12/31/2011, Total Costs	9,211	[3],[4]
Accumulated Depreciation	(452)	[4]
Acquisition Date	01/04/11
Year Built	2001
Palmyrita [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Palmyrita
Number of Buildings	2
Initial Cost to Company, Land	3,355
Initial Cost to Company, Building & Improvements	8,665	[2]
Initial Cost to Company, Total Costs	12,020
Costs Capitalized Subsequent to Acquisition	33
Gross Amount Carried at 12/31/2011, Land	3,355
Gross Amount Carried at 12/31/2011, Building & Improvements	8,698	[2]
Gross Amount Carried at 12/31/2011, Total Costs	12,053	[3],[4]
Accumulated Depreciation	(949)	[4]
Acquisition Date	01/11/11
Year Built	2006
Central Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Central Avenue
Number of Buildings	1
Initial Cost to Company, Land	3,898
Initial Cost to Company, Building & Improvements	4,642	[2]
Initial Cost to Company, Total Costs	8,540
Costs Capitalized Subsequent to Acquisition	1,650
Gross Amount Carried at 12/31/2011, Land	3,898
Gross Amount Carried at 12/31/2011, Building & Improvements	6,292	[2]
Gross Amount Carried at 12/31/2011, Total Costs	10,190	[3],[4]
Accumulated Depreciation	(161)	[4]
Acquisition Date	01/27/11
Year Built	2011
Byron Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Byron Road
Number of Buildings	1
Initial Cost to Company, Land	2,042
Initial Cost to Company, Building & Improvements	2,715	[2]
Initial Cost to Company, Total Costs	4,757
Costs Capitalized Subsequent to Acquisition	754
Gross Amount Carried at 12/31/2011, Land	2,042
Gross Amount Carried at 12/31/2011, Building & Improvements	3,469	[2]
Gross Amount Carried at 12/31/2011, Total Costs	5,511	[3],[4]
Accumulated Depreciation	(210)	[4]
Acquisition Date	04/15/11
Year Built	1972
Desoto Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Desoto Place
Number of Buildings	1
Encumbrances	3,407	[1]
Initial Cost to Company, Land	2,255
Initial Cost to Company, Building & Improvements	4,339	[2]
Initial Cost to Company, Total Costs	6,594
Costs Capitalized Subsequent to Acquisition	3
Gross Amount Carried at 12/31/2011, Land	2,255
Gross Amount Carried at 12/31/2011, Building & Improvements	4,342	[2]
Gross Amount Carried at 12/31/2011, Total Costs	6,597	[3],[4]
Accumulated Depreciation	(194)	[4]
Acquisition Date	07/01/11
Year Built	1982
Consolidated Operating Properties [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	SUB TOTAL CONSOLIDATED OPERATING PROPERTIES
Number of Buildings	408
Encumbrances	311,281	[1]
Initial Cost to Company, Land	598,621
Initial Cost to Company, Building & Improvements	2,375,525	[2]
Initial Cost to Company, Total Costs	2,974,146
Costs Capitalized Subsequent to Acquisition	126,024
Gross Amount Carried at 12/31/2011, Land	603,340
Gross Amount Carried at 12/31/2011, Building & Improvements	2,496,832	[2]
Gross Amount Carried at 12/31/2011, Total Costs	3,100,172	[3],[4]
Accumulated Depreciation	(589,127)	[4]
South Lombard Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	South Lombard Road (9)
Number of Buildings	1
Gross Amount Carried at 12/31/2011, Land	1,216
Gross Amount Carried at 12/31/2011, Building & Improvements	3,068	[2]
Gross Amount Carried at 12/31/2011, Total Costs	4,284	[3],[4]
Accumulated Depreciation	(187)	[4]
Properties Under Redevelopment [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Properties under redevelopment
Number of Buildings	1
Gross Amount Carried at 12/31/2011, Land	1,216
Gross Amount Carried at 12/31/2011, Building & Improvements	3,068	[2]
Gross Amount Carried at 12/31/2011, Total Costs	4,284	[3],[4]
Accumulated Depreciation	(187)	[4]
Proterra [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Proterra
Gross Amount Carried at 12/31/2011, Building & Improvements	38	[2]
Gross Amount Carried at 12/31/2011, Total Costs	38	[3],[4]
Properties Under Development [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Properties under development
Gross Amount Carried at 12/31/2011, Land	2,694
Gross Amount Carried at 12/31/2011, Building & Improvements	6,869	[2]
Gross Amount Carried at 12/31/2011, Total Costs	9,563	[3],[4]
DCT Port Union Building 1 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	DCT Port Union Building 1
Gross Amount Carried at 12/31/2011, Land	1,965
Gross Amount Carried at 12/31/2011, Building & Improvements	1,532	[2]
Gross Amount Carried at 12/31/2011, Total Costs	3,497	[3],[4]
DCT Port Union Building 3 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	DCT Port Union Building 3
Gross Amount Carried at 12/31/2011, Land	1,310
Gross Amount Carried at 12/31/2011, Building & Improvements	2,068	[2]
Gross Amount Carried at 12/31/2011, Total Costs	3,378	[3],[4]
8th & Vineyard Land [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	8th & Vineyard Land
Gross Amount Carried at 12/31/2011, Land	4,719
Gross Amount Carried at 12/31/2011, Building & Improvements	798	[2]
Gross Amount Carried at 12/31/2011, Total Costs	5,517	[3],[4]
Pan America Land [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Pan America Land
Gross Amount Carried at 12/31/2011, Land	3,211
Gross Amount Carried at 12/31/2011, Building & Improvements	445	[2]
Gross Amount Carried at 12/31/2011, Total Costs	3,656	[3],[4]
Pan America Land Phase II [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Pan America Land Phase II
Gross Amount Carried at 12/31/2011, Land	3,269
Gross Amount Carried at 12/31/2011, Building & Improvements	102	[2]
Gross Amount Carried at 12/31/2011, Total Costs	3,371	[3],[4]
Slover Land [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Slover Land
Gross Amount Carried at 12/31/2011, Land	13,789
Gross Amount Carried at 12/31/2011, Building & Improvements	570	[2]
Gross Amount Carried at 12/31/2011, Total Costs	14,359	[3],[4]
Dulles Land [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Dulles Land
Gross Amount Carried at 12/31/2011, Land	2,355
Gross Amount Carried at 12/31/2011, Total Costs	2,355	[3],[4]
ADC North Phase II Development [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	ADC North Phase II Development
Gross Amount Carried at 12/31/2011, Land	1,273
Gross Amount Carried at 12/31/2011, Building & Improvements	1,169	[2]
Gross Amount Carried at 12/31/2011, Total Costs	2,442	[3],[4]
Stonefield Industrial Park-Lnd [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Stonefield Industrial Park-Lnd
Gross Amount Carried at 12/31/2011, Land	4,959
Gross Amount Carried at 12/31/2011, Building & Improvements	3	[2]
Gross Amount Carried at 12/31/2011, Total Costs	4,962	[3],[4]
Boone Industrial Park -Land [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Boone Industrial Park -Land
Gross Amount Carried at 12/31/2011, Land	861
Gross Amount Carried at 12/31/2011, Building & Improvements	13	[2]
Gross Amount Carried at 12/31/2011, Total Costs	874	[3],[4]
Airtex Lnad [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Airtex lnad
Gross Amount Carried at 12/31/2011, Land	2,591
Gross Amount Carried at 12/31/2011, Building & Improvements	42	[2]
Gross Amount Carried at 12/31/2011, Total Costs	2,633	[3],[4]
Properties In Pre-Development Including Land Held [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	Properties in pre-development including land held
Gross Amount Carried at 12/31/2011, Land	40,302
Gross Amount Carried at 12/31/2011, Building & Improvements	6,742	[2]
Gross Amount Carried at 12/31/2011, Total Costs	47,044	[3],[4]
Atlanta Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL ATLANTA MARKET
Number of Buildings	52
Encumbrances	23,312	[1]
Initial Cost to Company, Land	42,427
Initial Cost to Company, Building & Improvements	246,971	[2]
Initial Cost to Company, Total Costs	289,398
Costs Capitalized Subsequent to Acquisition	20,663
Gross Amount Carried at 12/31/2011, Land	43,027
Gross Amount Carried at 12/31/2011, Building & Improvements	267,034	[2]
Gross Amount Carried at 12/31/2011, Total Costs	310,061	[3],[4]
Accumulated Depreciation	(68,814)	[4]
Baltimore/Washington Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL BALTIMORE/WASHINGTON MARKET
Number of Buildings	17
Encumbrances	34,122	[1]
Initial Cost to Company, Land	28,254
Initial Cost to Company, Building & Improvements	105,054	[2]
Initial Cost to Company, Total Costs	133,308
Costs Capitalized Subsequent to Acquisition	5,508
Gross Amount Carried at 12/31/2011, Land	28,191
Gross Amount Carried at 12/31/2011, Building & Improvements	110,625	[2]
Gross Amount Carried at 12/31/2011, Total Costs	138,816	[3],[4]
Accumulated Depreciation	(20,776)	[4]
Central Pennsylvania Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL CENTRAL PENNSYLVANIA MARKET
Number of Buildings	8
Encumbrances	7,058	[1]
Initial Cost to Company, Land	17,276
Initial Cost to Company, Building & Improvements	57,264	[2]
Initial Cost to Company, Total Costs	74,540
Costs Capitalized Subsequent to Acquisition	615
Gross Amount Carried at 12/31/2011, Land	17,276
Gross Amount Carried at 12/31/2011, Building & Improvements	57,879	[2]
Gross Amount Carried at 12/31/2011, Total Costs	75,155	[3],[4]
Accumulated Depreciation	(14,079)	[4]
Charlotte Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL CHARLOTTE MARKET
Number of Buildings	1
Initial Cost to Company, Land	622
Initial Cost to Company, Building & Improvements	3,655	[2]
Initial Cost to Company, Total Costs	4,277
Costs Capitalized Subsequent to Acquisition	(169)	[5]
Gross Amount Carried at 12/31/2011, Land	622
Gross Amount Carried at 12/31/2011, Building & Improvements	3,486	[2]
Gross Amount Carried at 12/31/2011, Total Costs	4,108	[3],[4]
Accumulated Depreciation	(918)	[4]
Chicago Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL CHICAGO MARKET
Number of Buildings	19
Encumbrances	17,087	[1]
Initial Cost to Company, Land	38,955
Initial Cost to Company, Building & Improvements	139,435	[2]
Initial Cost to Company, Total Costs	178,390
Costs Capitalized Subsequent to Acquisition	16,773
Gross Amount Carried at 12/31/2011, Land	38,931
Gross Amount Carried at 12/31/2011, Building & Improvements	156,232	[2]
Gross Amount Carried at 12/31/2011, Total Costs	195,163	[3],[4]
Accumulated Depreciation	(43,571)	[4]
Cincinnati Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL CINCINNATI MARKET
Number of Buildings	32
Encumbrances	17,199	[1]
Initial Cost to Company, Land	28,114
Initial Cost to Company, Building & Improvements	153,790	[2]
Initial Cost to Company, Total Costs	181,904
Costs Capitalized Subsequent to Acquisition	10,967
Gross Amount Carried at 12/31/2011, Land	27,991
Gross Amount Carried at 12/31/2011, Building & Improvements	164,880	[2]
Gross Amount Carried at 12/31/2011, Total Costs	192,871	[3],[4]
Accumulated Depreciation	(42,788)	[4]
Columbus Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL COLUMBUS MARKET
Number of Buildings	14
Encumbrances	19,924	[1]
Initial Cost to Company, Land	17,071
Initial Cost to Company, Building & Improvements	159,530	[2]
Initial Cost to Company, Total Costs	176,601
Costs Capitalized Subsequent to Acquisition	673
Gross Amount Carried at 12/31/2011, Land	17,536
Gross Amount Carried at 12/31/2011, Building & Improvements	159,738	[2]
Gross Amount Carried at 12/31/2011, Total Costs	177,274	[3],[4]
Accumulated Depreciation	(36,157)	[4]
Dallas Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL DALLAS MARKET
Number of Buildings	46
Encumbrances	13,134	[1]
Initial Cost to Company, Land	19,173
Initial Cost to Company, Building & Improvements	192,326	[2]
Initial Cost to Company, Total Costs	211,499
Costs Capitalized Subsequent to Acquisition	7,803
Gross Amount Carried at 12/31/2011, Land	20,135
Gross Amount Carried at 12/31/2011, Building & Improvements	199,167	[2]
Gross Amount Carried at 12/31/2011, Total Costs	219,302	[3],[4]
Accumulated Depreciation	(59,224)	[4]
Denver Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL DENVER MARKET
Number of Buildings	2
Encumbrances	4,633	[1]
Initial Cost to Company, Land	3,243
Initial Cost to Company, Building & Improvements	12,387	[2]
Initial Cost to Company, Total Costs	15,630
Costs Capitalized Subsequent to Acquisition	(735)	[5]
Gross Amount Carried at 12/31/2011, Land	3,243
Gross Amount Carried at 12/31/2011, Building & Improvements	11,652	[2]
Gross Amount Carried at 12/31/2011, Total Costs	14,895	[3],[4]
Accumulated Depreciation	(2,037)	[4]
Houston Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL HOUSTON MARKET
Number of Buildings	49
Encumbrances	13,899	[1]
Initial Cost to Company, Land	26,720
Initial Cost to Company, Building & Improvements	190,862	[2]
Initial Cost to Company, Total Costs	217,582
Costs Capitalized Subsequent to Acquisition	9,886
Gross Amount Carried at 12/31/2011, Land	26,668
Gross Amount Carried at 12/31/2011, Building & Improvements	200,800	[2]
Gross Amount Carried at 12/31/2011, Total Costs	227,468	[3],[4]
Accumulated Depreciation	(51,923)	[4]
Indianapolis Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL INDIANAPOLIS MARKET
Number of Buildings	7
Initial Cost to Company, Land	8,693
Initial Cost to Company, Building & Improvements	61,825	[2]
Initial Cost to Company, Total Costs	70,518
Costs Capitalized Subsequent to Acquisition	4,318
Gross Amount Carried at 12/31/2011, Land	8,693
Gross Amount Carried at 12/31/2011, Building & Improvements	66,143	[2]
Gross Amount Carried at 12/31/2011, Total Costs	74,836	[3],[4]
Accumulated Depreciation	(17,461)	[4]
Louisville Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL LOUISVILLE MARKET
Number of Buildings	4
Encumbrances	9,917	[1]
Initial Cost to Company, Land	6,999
Initial Cost to Company, Building & Improvements	46,677	[2]
Initial Cost to Company, Total Costs	53,676
Costs Capitalized Subsequent to Acquisition	(2,243)	[5]
Gross Amount Carried at 12/31/2011, Land	6,999
Gross Amount Carried at 12/31/2011, Building & Improvements	44,434	[2]
Gross Amount Carried at 12/31/2011, Total Costs	51,433	[3],[4]
Accumulated Depreciation	(10,144)	[4]
Memphis Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL MEMPHIS MARKET
Number of Buildings	11
Encumbrances	33,133	[1]
Initial Cost to Company, Land	23,053
Initial Cost to Company, Building & Improvements	163,456	[2]
Initial Cost to Company, Total Costs	186,509
Costs Capitalized Subsequent to Acquisition	5,688
Gross Amount Carried at 12/31/2011, Land	24,722
Gross Amount Carried at 12/31/2011, Building & Improvements	167,475	[2]
Gross Amount Carried at 12/31/2011, Total Costs	192,197	[3],[4]
Accumulated Depreciation	(44,253)	[4]
Mexico Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL MEXICO MARKET
Number of Buildings	15
Initial Cost to Company, Land	15,978
Initial Cost to Company, Building & Improvements	52,878	[2]
Initial Cost to Company, Total Costs	68,856
Costs Capitalized Subsequent to Acquisition	12,672
Gross Amount Carried at 12/31/2011, Land	17,016
Gross Amount Carried at 12/31/2011, Building & Improvements	64,512	[2]
Gross Amount Carried at 12/31/2011, Total Costs	81,528	[3],[4]
Accumulated Depreciation	(8,198)	[4]
Miami Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL MIAMI MARKET
Number of Buildings	6
Encumbrances	3,928	[1]
Initial Cost to Company, Land	24,010
Initial Cost to Company, Building & Improvements	41,813	[2]
Initial Cost to Company, Total Costs	65,823
Costs Capitalized Subsequent to Acquisition	11,004
Gross Amount Carried at 12/31/2011, Land	24,010
Gross Amount Carried at 12/31/2011, Building & Improvements	52,817	[2]
Gross Amount Carried at 12/31/2011, Total Costs	76,827	[3],[4]
Accumulated Depreciation	(12,444)	[4]
Nashville Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL NASHVILLE MARKET
Number of Buildings	4
Encumbrances	11,641	[1]
Initial Cost to Company, Land	6,778
Initial Cost to Company, Building & Improvements	61,591	[2]
Initial Cost to Company, Total Costs	68,369
Costs Capitalized Subsequent to Acquisition	(278)	[5]
Gross Amount Carried at 12/31/2011, Land	6,856
Gross Amount Carried at 12/31/2011, Building & Improvements	61,235	[2]
Gross Amount Carried at 12/31/2011, Total Costs	68,091	[3],[4]
Accumulated Depreciation	(13,693)	[4]
New Jersey Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL NEW JERSEY MARKET
Number of Buildings	12
Encumbrances	4,981	[1]
Initial Cost to Company, Land	31,347
Initial Cost to Company, Building & Improvements	82,725	[2]
Initial Cost to Company, Total Costs	114,072
Costs Capitalized Subsequent to Acquisition	3,063
Gross Amount Carried at 12/31/2011, Land	31,347
Gross Amount Carried at 12/31/2011, Building & Improvements	85,788	[2]
Gross Amount Carried at 12/31/2011, Total Costs	117,135	[3],[4]
Accumulated Depreciation	(18,954)	[4]
Northern California Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL NORTHERN CALIFORNIA MARKET
Number of Buildings	25
Encumbrances	30,128	[1]
Initial Cost to Company, Land	84,104
Initial Cost to Company, Building & Improvements	159,824	[2]
Initial Cost to Company, Total Costs	243,928
Costs Capitalized Subsequent to Acquisition	1,794
Gross Amount Carried at 12/31/2011, Land	83,963
Gross Amount Carried at 12/31/2011, Building & Improvements	161,759	[2]
Gross Amount Carried at 12/31/2011, Total Costs	245,722	[3],[4]
Accumulated Depreciation	(36,954)	[4]
Orlando Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL ORLANDO MARKET
Number of Buildings	20
Encumbrances	9,192	[1]
Initial Cost to Company, Land	24,293
Initial Cost to Company, Building & Improvements	91,658	[2]
Initial Cost to Company, Total Costs	115,951
Costs Capitalized Subsequent to Acquisition	2,995
Gross Amount Carried at 12/31/2011, Land	24,293
Gross Amount Carried at 12/31/2011, Building & Improvements	94,653	[2]
Gross Amount Carried at 12/31/2011, Total Costs	118,946	[3],[4]
Accumulated Depreciation	(14,384)	[4]
Phoenix Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL PHOENIX MARKET
Number of Buildings	14
Encumbrances	9,175	[1]
Initial Cost to Company, Land	17,352
Initial Cost to Company, Building & Improvements	64,628	[2]
Initial Cost to Company, Total Costs	81,980
Costs Capitalized Subsequent to Acquisition	1,362
Gross Amount Carried at 12/31/2011, Land	17,305
Gross Amount Carried at 12/31/2011, Building & Improvements	66,037	[2]
Gross Amount Carried at 12/31/2011, Total Costs	83,342	[3],[4]
Accumulated Depreciation	(19,755)	[4]
San Antonio Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL SAN ANTONIO MARKET
Number of Buildings	13
Initial Cost to Company, Land	6,349
Initial Cost to Company, Building & Improvements	33,598	[2]
Initial Cost to Company, Total Costs	39,947
Costs Capitalized Subsequent to Acquisition	4,905
Gross Amount Carried at 12/31/2011, Land	6,435
Gross Amount Carried at 12/31/2011, Building & Improvements	38,417	[2]
Gross Amount Carried at 12/31/2011, Total Costs	44,852	[3],[4]
Accumulated Depreciation	(9,588)	[4]
Seattle Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL SEATTLE MARKET
Number of Buildings	9
Encumbrances	21,474	[1]
Initial Cost to Company, Land	29,418
Initial Cost to Company, Building & Improvements	75,365	[2]
Initial Cost to Company, Total Costs	104,783
Costs Capitalized Subsequent to Acquisition	410
Gross Amount Carried at 12/31/2011, Land	29,418
Gross Amount Carried at 12/31/2011, Building & Improvements	75,775	[2]
Gross Amount Carried at 12/31/2011, Total Costs	105,193	[3],[4]
Accumulated Depreciation	(15,645)	[4]
Southern California Market [Member]
Real Estate and Accumulated Depreciation [Line Items]
Property	TOTAL SOUTHERN CALIFORNIA MARKET
Number of Buildings	28
Encumbrances	27,344	[1]
Initial Cost to Company, Land	98,392
Initial Cost to Company, Building & Improvements	178,213	[2]
Initial Cost to Company, Total Costs	276,605
Costs Capitalized Subsequent to Acquisition	8,350
Gross Amount Carried at 12/31/2011, Land	98,663
Gross Amount Carried at 12/31/2011, Building & Improvements	186,294	[2]
Gross Amount Carried at 12/31/2011, Total Costs	284,957	[3],[4]
Accumulated Depreciation	$ (27,367)	[4]

[1]	Reconciliation of total debt to consolidated balance sheet caption as of December 31, 2011: Total per Schedule III $ 311,281 Unencumbered Mortgage Notes 3,911 Premiums, net of amortization 2,591 Total mortgage notes $ 317,783
[2]	Included in Building & Improvements are intangible lease assets.
[3]	As of December 31, 2011, the aggregate cost for federal income tax purposes of investments in real estate was approximately $2.9 billion.
[4]	A summary of activity for real estate and accumulated depreciation for the year ended December 31, 2011 is as follows: Investments in properties: Balance at beginning of year $ 3,037,436 Acquisition of properties 226,035 Improvements, including development properties 67,941 Divestiture of properties (119,889) Improvements, Intangibles, Tenant Leasing Costs write offs (42,149) Impairments (8,207) Other adjustments (104) Balance at end of year $ 3,161,063 Accumulated depreciation: Balance at beginning of year $ (528,705) Depreciation and amortization expense, including discontinued operations (128,660) Divestiture of properties 25,902 Improvements, Intangibles, Tenant Leasing Costs write offs 42,149 Balance at end of year $ (589,314)
[5]	Generally these reductions in basis include one or more of the following: i) payments received under master lease agreements and pursuant to GAAP, rental and expense recovery payments under master lease agreements are reflected as a reduction of the basis of the underlying property rather than revenues; ii) writeoffs of fixed asset balances due to early lease terminations by contracted customers; iii) writeoffs of fully amortized lease related intangible assets and improvements; iv) writeoffs of fully amortized tenant leasing costs; and v) other miscellaneous basis adjustments.
[6]	Occasionally our leases contain certain provisions giving the tenant rights to purchase the property, which can take the form of a fixed price purchase option, a fair market value option, a right of first refusal option or a right of first offer option. These buildings, or a building included in the business park are subject to such an agreement.

Real Estate And Accumulated Depreciation (Reconciliation Of Total Debt To Consolidated Balance Sheet Caption) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Real Estate And Accumulated Depreciation [Abstract]
Total per Schedule III	$ 311,281,000 [1]
Unencumbered Mortgage Notes	3,911,000
Premiums, net of amortization	2,591,000
Total mortgage notes	317,783,000	425,359,000
Aggregate cost for federal income tax purposes of investments in real estate	$ 2,900,000,000

[1]	Reconciliation of total debt to consolidated balance sheet caption as of December 31, 2011: Total per Schedule III $ 311,281 Unencumbered Mortgage Notes 3,911 Premiums, net of amortization 2,591 Total mortgage notes $ 317,783

Real Estate And Accumulated Depreciation (Summary Of Activity For Real Estate And Accumulated Depreciation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Real Estate And Accumulated Depreciation [Abstract]
Balance at beginning of year	$ 3,037,436
Acquisition of properties	226,035
Improvements, including development properties	67,941
Divestiture of properties	(119,889)
Improvements, Intangibles, Tenant Leasing Costs write offs	(42,149)
Impairments	(8,207)
Other adjustments	(104)
Balance at end of year	3,161,063
Balance at beginning of year	(528,705)
Depreciation and amortization expense, including discontinued operations	(128,660)
Divestiture of properties	25,902
Improvements, Intangibles, Tenant Leasing Costs write offs	42,149
Balance at end of year	$ (589,314)